                                                            OMB APPROVAL
                                                    OMB Number: 3235-0578
                                                    Expires:  February 28, 2006
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                                                    hours per response....20.00

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

                               The MainStay Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  51 Madison Avenue, New York, New York 10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 31, 2005 is filed herewith.

MAINSTAY CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited


                                                                                                SHARES                  VALUE
         --------------------------------------------------------------------------------------------------------------------------
         COMMON STOCKS (100.0%)                                  +
         AEROSPACE & DEFENSE (3.7%)
         L-3 Communications Holdings, Inc.                                                      310,700           $     24,306,061
         United Technologies Corp.                                                              474,200                 24,041,940
                                                                                                                  ----------------
                                                                                                                        48,348,001
                                                                                                                  ----------------

         AIR FREIGHT & LOGISTICS (1.8%)
         FedEx Corp.                                                                            279,600                 23,511,564
                                                                                                                  ----------------

         AUTOMOBILES (1.7%)
         Harley-Davidson, Inc.                                  (a)                             423,800                 22,541,922
                                                                                                                  ----------------

         BEVERAGES (0.8%)
         PepsiCo, Inc.                                                                          201,800                 11,004,154
                                                                                                                  ----------------

         BIOTECHNOLOGY (5.4%)
&        Amgen, Inc.                                            (b)                             378,000                 30,145,500
         Genentech, Inc.                                        (b)                             253,900                 22,680,887
         Gilead Sciences, Inc.                                  (b)                             410,600                 18,398,986
                                                                                                                  ----------------
                                                                                                                        71,225,373
                                                                                                                  ----------------

         CAPITAL MARKETS (0.7%)
         Morgan Stanley & Co.                                                                   183,200                  9,718,760
                                                                                                                  ----------------

         CHEMICALS (2.1%)
&        Praxair, Inc.                                                                          552,800                 27,302,792
                                                                                                                  ----------------

         COMMERCIAL SERVICES & SUPPLIES (1.2%)
         Cendant Corp.                                                                          724,700                 15,479,592
                                                                                                                  ----------------

         COMMUNICATIONS EQUIPMENT (4.8%)
         Corning, Inc.                                          (b)                           1,330,300                 25,342,215
         Motorola, Inc.                                                                         855,000                 18,108,900
         Qualcomm, Inc.                                                                         246,700                  9,742,183
         Research In Motion, Ltd.                               (b)                             137,000                  9,680,420
                                                                                                                  ----------------
                                                                                                                        62,873,718
                                                                                                                  ----------------

         COMPUTERS & PERIPHERALS (4.9%)
         Apple Computer, Inc.                                   (b)                             434,500                 18,531,425
&        Dell, Inc.                                             (b)                             672,900                 27,232,263
         EMC Corp.                                              (b)                             662,500                  9,069,625
         International Business Machines Corp.                                                  115,500                  9,639,630
                                                                                                                  ----------------
                                                                                                                        64,472,943
                                                                                                                  ----------------

         CONSUMER FINANCE (3.6%)
         American Express Co.                                                                   429,300                 23,611,500
         Capital One Financial Corp.                            (a)                             284,900                 23,504,250
                                                                                                                  ----------------
                                                                                                                        47,115,750
                                                                                                                  ----------------

         ENERGY EQUIPMENT & SERVICES (8.3%)

         Baker Hughes, Inc.                                                                     463,100                 26,183,674
         BJ Services Co.                                                                        416,600                 25,408,434
         ENSCO International, Inc.                                                              332,500                 13,426,350
         Transocean, Inc.                                       (b)                             341,800                 19,287,774
         Weatherford International, Ltd.                        (b)                             396,800                 25,109,504
                                                                                                                  ----------------
                                                                                                                       109,415,736
                                                                                                                  ----------------

         FOOD & STAPLES RETAILING (1.7%)
         Walgreen Co.                                                                           479,700                 22,958,442
                                                                                                                  ----------------

         HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
         Fisher Scientific International, Inc.                  (b)                             364,200                 24,419,610
                                                                                                                  ----------------

         HEALTH CARE PROVIDERS & SERVICES (10.2%)
         Caremark Rx, Inc.                                      (b)                             572,300                 25,513,134
         Coventry Health Care, Inc.                             (b)                             165,300                 11,691,669
         Quest Diagnostics, Inc.                                                                453,400                 23,277,556
&        UnitedHealth Group, Inc.                                                               806,000                 42,153,800
&        WellPoint, Inc.                                        (b)                             448,800                 31,748,112
                                                                                                                  ----------------
                                                                                                                       134,384,271
                                                                                                                  ----------------

         HOTELS, RESTAURANTS & LEISURE (1.1%)
         Carnival Corp.                                                                         274,900                 14,404,760
                                                                                                                  ----------------

         HOUSEHOLD DURABLES (8.0%)
         Centex Corp.                                           (a)                             360,000                 26,632,800
&        D.R. Horton, Inc.                                                                      769,133                 31,595,984
         Harman International Industries, Inc.                                                  190,500                 16,373,475
&        Lennar Corp.-Class A                                                                   454,100                 30,547,307
                                                                                                                  ----------------
                                                                                                                       105,149,566
                                                                                                                  ----------------

         INDUSTRIAL CONGLOMERATES (3.5%)
         3M Co.                                                                                 280,600                 21,045,000
         General Electric Co.                                                                   719,700                 24,829,650
                                                                                                                  ----------------
                                                                                                                        45,874,650
                                                                                                                  ----------------

         INTERNET & CATALOG RETAIL (0.8%)
         eBay, Inc.                                             (a)(b)                          254,400                 10,628,832
                                                                                                                  ----------------

         LEISURE EQUIPMENT & PRODUCTS (1.1%)
         Brunswick Corp.                                                                        309,200                 14,396,352
                                                                                                                  ----------------

         MACHINERY (3.5%)
         Danaher Corp.                                                                          432,100                 23,959,945
         Illinois Tool Works, Inc.                                                              256,500                 21,969,225
                                                                                                                  ----------------
                                                                                                                        45,929,170
                                                                                                                  ----------------

         MEDIA (1.5%)
         Omnicom Group, Inc.                                                                    231,700                 19,664,379
                                                                                                                  ----------------

         MULTILINE RETAIL (4.0%)
         Kohl's Corp.                                           (b)                             466,600                 26,292,910
         Target Corp.                                                                           445,800                 26,190,750
                                                                                                                  ----------------
                                                                                                                        52,483,660
                                                                                                                  ----------------

         OIL, GAS & CONSUMABLE FUELS (1.3%)
         Peabody Energy Corp.                                   (a)                             260,300                 17,112,122
                                                                                                                  ----------------

         PHARMACEUTICALS (2.2%)

         Johnson & Johnson                                                                      405,600                 25,942,176
         Teva Pharmaceutical Industries, Ltd., Sponsored ADR    (a)(c)                           84,300                  2,647,020
                                                                                                                  ----------------
                                                                                                                        28,589,196
                                                                                                                  ----------------

         SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.1%)
         Analog Devices, Inc.                                                                   342,000                 13,406,400
&        Intel Corp.                                                                          1,179,900                 32,022,486
         Linear Technology Corp.                                (a)                             303,500                 11,794,010
         Maxim Integrated Products, Inc.                                                        238,500                  9,985,995
         Texas Instruments, Inc.                                                                430,200                 13,663,152
                                                                                                                  ----------------
                                                                                                                        80,872,043
                                                                                                                  ----------------

         SOFTWARE (3.6%)
         Microsoft Corp.                                                                        433,200                 11,094,252
         Oracle Corp.                                           (b)                           1,328,900                 18,046,462
         Symantec Corp.                                         (b)                             836,800                 18,384,496
                                                                                                                  ----------------
                                                                                                                        47,525,210
                                                                                                                  ----------------

         SPECIALTY RETAIL (6.4%)
&        Bed Bath & Beyond, Inc.                                (b)                             596,400                 27,374,760
         Best Buy Co., Inc.                                                                     342,500                 26,235,500
         Lowe's Cos., Inc.                                                                      396,300                 26,242,986
         TJX Cos., Inc.                                                                         161,900                  3,806,269
                                                                                                                  ----------------
                                                                                                                        83,659,515
                                                                                                                  ----------------

         TEXTILES, APPAREL & LUXURY GOODS (4.1%)
&        Coach, Inc.                                            (b)                             862,600                 30,285,886
         Nike, Inc.-Class B                                                                     277,700                 23,271,260
                                                                                                                  ----------------
                                                                                                                        53,557,146
                                                                                                                  ----------------

         Total Common Stocks
            (Cost $988,219,510)                                                                                      1,314,619,229
                                                                                                                  ----------------

                                                                                   PRINCIPAL
                                                                                     AMOUNT
SHORT-TERM INVESTMENTS (4.9%)

COMMERCIAL PAPER (0.3%)
UBS Finance Delaware LLC
3.28%, due 8/1/05                                                                  $ 4,360,000                  4,359,205
                                                                                                         ----------------

INVESTMENT COMPANIES (2.2%)
American Beacon Money Market Fund                      (d)                          12,715,818                 12,715,818
BGI Institutional Money Market Fund                    (d)                          14,269,764                 14,269,764
Merrimac Cash Series, Premium Class                    (d)                           1,907,373                  1,907,373
                                                                                                         ----------------
Total Investment Companies
   (Cost $28,892,955)                                                                                          28,892,955
                                                                                                         ----------------

TIME DEPOSITS (2.4%)
Keybank Eurodollar Overnight                           (d)
3.281%, due 8/1/05                                                                  19,073,727                 19,073,727
Svenska Handlesbanken Eurodollar Overnight             (d)
3.29%, due 8/1/05                                                                   12,715,818                 12,715,818
                                                                                                         ----------------
Total Time Deposits
   (Cost $31,789,545)                                                                                          31,789,545
                                                                                                         ----------------

Total Short-Term Investments
 (Cost $65,041,705)                                                                                            65,041,705
                                                                                                         ----------------

Total Investments
(Cost $1,053,261,215)                                  (e)                              104.9%              1,379,660,934(f)

Liabilities in Excess of
Cash and Other Assets                                                                    (4.9)                (64,623,012)
                                                                               --------------            ----------------
Net Assets                                                                                100%           $  1,315,037,922
                                                                               ==============            ================

+     Percentages indicated are based on Fund net assets.

&     Among the Portfolio's 10 largest holdings, excluding

      short-term investments. May be subject to change daily .

(a)   Represents security, or a portion thereof, which is out on loan.

(b)   Non-income producing security.

(c)   ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   The cost for federal income tax purposes is $1,055,682,962.

(f) At July 31, 2005 net unrealized appreciation was $323,977,972, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $340,790,301 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $16,812,329.

MAINSTAY COMMON STOCK FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                                         SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.3%)                                 +
AEROSPACE & DEFENSE (1.9%)
Boeing Co.                                                                               18,825          $       1,242,638
Goodrich Corp.                                                                            1,917                     84,808
Honeywell International, Inc.                                                             5,256                    206,456
Lockheed Martin Corp.                                                                     6,096                    380,390
Precision Castparts Corp.                                                                 2,692                    242,226
Raytheon Co.                                                                              9,222                    362,701
Rockwell Collins, Inc.                                                                    7,159                    349,359
                                                                                                         -----------------
                                                                                                                 2,868,578
                                                                                                         -----------------
AIR FREIGHT & LOGISTICS (0.3%)
FedEx Corp.                                                                               2,537                    213,336
Ryder System, Inc.                                                                        2,195                     85,583
United Parcel Service, Inc.-Class B                                                       1,909                    139,300
                                                                                                         -----------------
                                                                                                                   438,219
                                                                                                         -----------------

AIRLINES (0.0%)                                       ++
Alaska Air Group, Inc.                                (a)                                 1,038                     36,309
                                                                                                         -----------------

AUTO COMPONENTS (0.2%)
BorgWarner, Inc.                                                                          1,007                     58,577
Cooper Tire & Rubber Co.                                                                    358                      7,203
Dana Corp.                                                                                1,132                     17,784
Delphi Corp.                                                                             11,050                     58,565
Goodyear Tire & Rubber Co. (The)                      (a) (b)                             7,085                    123,350
Lear Corp.                                                                                  417                     17,835
Visteon Corp.                                                                             4,365                     38,848
                                                                                                         -----------------
                                                                                                                   322,162
                                                                                                         -----------------

AUTOMOBILES (0.9%)
Ford Motor Co.                                                                           74,713                    802,418
General Motors Corp.                                                                     13,699                    504,397
Harley-Davidson, Inc.                                                                     2,154                    114,571
                                                                                                         -----------------
                                                                                                                 1,421,386
                                                                                                         -----------------

BEVERAGES (0.5%)
Coca-Cola Co. (The)                                                                       8,339                    364,915
Pepsi Bottling Group, Inc.                                                                5,843                    170,382
PepsiCo, Inc.                                                                             4,911                    267,797
                                                                                                         -----------------
                                                                                                                   803,094
                                                                                                         -----------------

BIOTECHNOLOGY (0.6%)
Amgen, Inc.                                           (a)                                 7,834                    624,761
Applera Corp. - Applied Biosystems Group                                                  1,953                     40,661
Biogen Idec, Inc.                                     (a)                                 1,107                     43,494
Genzyme Corp.                                         (a)                                 1,535                    114,219
Invitrogen Corp.                                      (a)                                 1,153                     98,893
Techne Corp.                                          (a)                                   288                     14,132
Vertex Pharmaceuticals, Inc.                          (a)                                 1,177                     18,773
                                                                                                         -----------------
                                                                                                                   954,933
                                                                                                         -----------------

BUILDING PRODUCTS (1.8%)
ConocoPhillips                                                                           35,203                  2,203,356
Masco Corp.                                                                              17,823                    604,378
                                                                                                         -----------------
                                                                                                                 2,807,734
                                                                                                         -----------------
CAPITAL MARKETS (3.0%)
AG Edwards, Inc.                                                                          3,116                    138,039
Bank of New York Co. (The), Inc.                                                          4,822                    148,421
Bear Stearns Cos. (The), Inc.                                                             1,329                    135,704
E*Trade Financial Corp.                               (a)                                14,825                    229,936
Eaton Vance Corp.                                                                         3,311                     81,351
Franklin Resources, Inc.                                                                  4,004                    323,603
Investors Financial Services Corp.                                                          543                     18,690
Janus Capital Group, Inc.                                                                 3,619                     54,357
LaBranche & Co., Inc.                                 (a)                                   357                      2,710
Legg Mason, Inc.                                                                          4,450                    454,567
Lehman Brothers Holdings, Inc.                                                            3,413                    358,809
Merrill Lynch & Co., Inc.                                                                10,249                    602,436
Morgan Stanley & Co.                                                                      5,990                    317,769
SPDR Trust Series 1                                   (b)                                12,050                  1,491,428
State Street Corp.                                                                        5,044                    250,889
                                                                                                         -----------------
                                                                                                                 4,608,709
                                                                                                         -----------------
CHEMICALS (2.0%)
Chemtura Corp.                                                                            6,925                    108,999
Dow Chemical Co. (The)                                                                   14,130                    677,533
E.I. Du Pont de Nemours & Co.                                                            32,142                  1,371,821
Eastman Chemical Co.                                                                      2,547                    141,078
FMC Corp.                                             (a)                                 1,045                     63,202
Monsanto Co.                                                                              8,821                    594,271
PPG Industries, Inc.                                                                      1,999                    129,995
Scotts Miracle-Gro Co. (The)-Class A                  (a)                                   176                     13,798
Sensient Technologies Corp.                                                               1,521                     28,914
                                                                                                         -----------------
                                                                                                                 3,129,611
                                                                                                         -----------------
COMMERCIAL BANKS (3.3%)
AmSouth Bancorp                                                                           2,172                     60,621
Bank of Hawaii Corp.                                                                      1,066                     54,739
BB&T Corp.                                                                               14,218                    594,597
Colonial BancGroup (The), Inc.                                                              981                     22,828
Comerica, Inc.                                                                            4,460                    272,506
Commerce Bancorp, Inc., NJ                            (b)                                   980                     33,251
Compass Bancshares, Inc.                                                                  1,647                     79,402
First Horizon National Corp.                                                              1,824                     74,401
Hibernia Corp.-Class A                                                                    2,841                     96,083
Huntington Bancshares, Inc.                                                               1,353                     33,744
KeyCorp                                                                                  10,684                    365,820
National City Corp.                                                                      16,928                    624,812
PNC Financial Services Group, Inc.                                                        3,124                    171,258
Regions Financial Corp.                                                                   3,889                    130,826
Unizan Financial Corp.                                                                    4,153                    113,855
US Bancorp                                                                               12,312                    370,099
Wachovia Corp.                                                                            2,457                    123,784
Wells Fargo & Co.                                                                        26,717                  1,638,821
Wilmington Trust Corp.                                                                    1,757                     65,905
Zions Bancorporation                                                                      1,185                     84,704
                                                                                                         -----------------
                                                                                                                 5,012,056
                                                                                                         -----------------
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Adesa, Inc.                                                                               1,700                     41,140


        Allied Waste Industries, Inc.                         (a)                                 1,592                     13,659
        Brink's Co. (The)                                                                         1,024                     37,028
        Cendant Corp.                                                                            43,087                    920,338
        Dun & Bradstreet Corp.                                (a)                                   513                     32,488
        Equifax, Inc.                                                                             4,601                    167,476
        Herman Miller, Inc.                                                                       1,120                     35,762
        RR Donnelley & Sons Co.                                                                   2,700                     97,335
        Waste Management, Inc.                                                                   19,535                    549,324
                                                                                                                 -----------------
                                                                                                                         1,894,550
                                                                                                                 -----------------

        COMMUNICATIONS EQUIPMENT (3.3%)
        Ciena Corp.                                           (a)                                 2,677                      5,996
        Cisco Systems, Inc.                                   (a)                               121,258                  2,322,091
        Comverse Technology, Inc.                             (a)                                 2,391                     60,468
        Corning, Inc.                                         (a)                                41,551                    791,547
        Harris Corp.                                                                              1,300                     48,191
        Motorola, Inc.                                                                           87,034                  1,843,380
        Powerwave Technologies, Inc.                          (a)(b)                              1,587                     18,203
                                                                                                                 -----------------
                                                                                                                         5,089,876
                                                                                                                 -----------------
        COMPUTERS & PERIPHERALS (4.0%)
        Apple Computer, Inc.                                  (a)                                26,041                  1,110,649
        Dell, Inc.                                            (a)                                 8,800                    356,136
        Hewlett-Packard Co.                                                                      38,122                    938,564
        Imation Corp.                                                                               533                     23,106
&       International Business Machines Corp.                                                    32,452                  2,708,444
        NCR Corp.                                             (a)                                 6,133                    212,876
        Network Appliance, Inc.                               (a)                                 4,465                    113,902
        QLogic Corp.                                          (a)                                 1,057                     32,820
        Storage Technology Corp.                              (a)                                 4,362                    160,216
        Sun Microsystems, Inc.                                (a)                               113,280                    434,995
        Western Digital Corp.                                 (a)                                 3,396                     50,906
                                                                                                                 -----------------
                                                                                                                         6,142,614
                                                                                                                 -----------------

        CONSTRUCTION & ENGINEERING (0.0%)                     ++
        Granite Construction, Inc.                                                                  254                      8,692
        Quanta Services, Inc.                                 (a)                                 2,871                     30,203
                                                                                                                 -----------------
                                                                                                                            38,895
                                                                                                                 -----------------

        CONSTRUCTION MATERIALS (0.3%)
        Martin Marietta Materials, Inc.                                                           1,908                    138,693
        Vulcan Materials Co.                                                                      3,708                    260,450
                                                                                                                 -----------------
                                                                                                                           399,143
                                                                                                                 -----------------

        CONSUMER FINANCE (3.9%)
        American Express Co.                                                                     23,011                  1,265,605
        AmeriCredit Corp.                                     (a)                                 5,966                    159,412
        Capital One Financial Corp.                                                               4,547                    375,127
&       MBNA Corp.                                                                              136,997                  3,446,845
        Providian Financial Corp.                             (a)                                41,474                    783,859
                                                                                                                 -----------------
                                                                                                                         6,030,848
                                                                                                                 -----------------

        CONTAINERS & PACKAGING (0.1%)
        Ball Corp.                                                                                  767                     29,108
        Longview Fibre Co.                                                                        2,022                     45,252
        Pactiv Corp.                                          (a)                                 6,044                    133,089
                                                                                                                 -----------------
                                                                                                                           207,449
                                                                                                                 -----------------

        DISTRIBUTORS (0.0%)                                   ++
        Genuine Parts Co.                                                                         1,039                     47,576
                                                                                                                 -----------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Career Education Corp.                                (a)                                 3,554                    137,860
H&R Block, Inc.                                                                           3,640                    207,334
                                                                                                         -----------------
                                                                                                                   345,194
                                                                                                         -----------------

DIVERSIFIED FINANCIAL SERVICES (2.2%)
CIT Group, Inc.                                       (b)                                 7,306                    322,487
Citigroup, Inc.                                                                          48,328                  2,102,268
JPMorgan Chase & Co.                                                                     20,269                    712,253
Principal Financial Group, Inc.                                                           5,958                    261,854
                                                                                                         -----------------
                                                                                                                 3,398,862
                                                                                                         -----------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T Corp.                                                                              119,309                  2,362,318
CenturyTel, Inc.                                                                          2,899                     99,639
Cincinnati Bell, Inc.                                 (a)                                 9,868                     44,801
Citizens Communications Co.                                                               4,129                     54,255
Qwest Communications International, Inc.              (a)                                10,376                     39,636
Verizon Communications, Inc.                                                             63,385                  2,169,669
                                                                                                         -----------------
                                                                                                                 4,770,318
                                                                                                         -----------------
ELECTRIC UTILITIES (2.8%)
Allegheny Energy, Inc.                                (a)                                 4,799                    136,771
Alliant Energy Corp.                                                                        707                     20,574
American Electric Power Co., Inc.                                                        15,733                    608,867
Centerpoint Energy, Inc.                                                                  1,711                     23,509
Cinergy Corp.                                                                            23,125                  1,020,969
Consolidated Edison, Inc.                                                                 1,536                     73,974
DPL, Inc.                                                                                 4,201                    115,948
DTE Energy Co.                                                                            1,105                     51,935
Edison International                                                                     11,303                    462,067
Entergy Corp.                                                                             6,017                    468,965
FirstEnergy Corp.                                                                         4,507                    224,358
FPL Group, Inc.                                                                           6,512                    280,797
Northeast Utilities                                                                       1,520                     32,802
Pepco Holdings, Inc.                                                                      1,167                     27,856
PG&E Corp.                                                                                8,185                    308,002
Pinnacle West Capital Corp.                                                               2,238                    102,500
PNM Resources, Inc.                                                                         366                     10,757
Progress Energy, Inc.                                                                     1,528                     68,164
Sierra Pacific Resources                              (a)(b)                              4,693                     60,915
TECO Energy, Inc.                                                                         4,057                     76,921
Westar Energy, Inc.                                                                       1,056                     25,692
Xcel Energy, Inc.                                                                         2,295                     44,546
                                                                                                         -----------------
                                                                                                                 4,246,889
                                                                                                         -----------------
ELECTRICAL EQUIPMENT (0.1%)
Cooper Industries, Ltd.-Class A                                                             572                     36,940
Rockwell Automation, Inc.                                                                 1,618                     83,343
Thomas & Betts Corp.                                  (a)                                   165                      5,572
                                                                                                         -----------------
                                                                                                                   125,855
                                                                                                         -----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Amphenol Corp.-Class A                                                                      560                     24,942
Arrow Electronics, Inc.                               (a)                                   889                     26,688
Avnet, Inc.                                           (a)                                 2,863                     74,953
Solectron Corp.                                       (a)                                39,220                    150,605
Vishay Intertechnology, Inc.                          (a)                                   995                     13,950
                                                                                                         -----------------
                                                                                                                   291,138
                                                                                                         -----------------

ENERGY EQUIPMENT & SERVICES (0.5%)
Halliburton Co.                                       (b)                                 2,762                    154,810
Helmerich & Payne, Inc.                                                                   2,073                    118,410
Patterson-UTI Energy, Inc.                                                                1,429                     46,914
Transocean, Inc.                                      (a)                                 8,740                    493,198
                                                                                                         -----------------
                                                                                                                   813,332
                                                                                                         -----------------

FOOD & STAPLES RETAILING (1.8%)
Albertson's, Inc.                                     (b)                                 9,115                    194,241
BJ's Wholesale Club, Inc.                             (a)                                   429                     13,681
Costco Wholesale Corp.                                                                    2,834                    130,279
Kroger Co. (The)                                      (a)                                20,242                    401,804
Ruddick Corp.                                                                               273                      7,524
Safeway, Inc.                                         (b)                                15,139                    367,878
SUPERVALU, Inc.                                                                           5,521                    195,443
Wal-Mart Stores, Inc.                                                                    26,901                  1,327,564
Whole Foods Market, Inc.                                                                    407                     55,560
                                                                                                         -----------------
                                                                                                                 2,693,974
                                                                                                         -----------------
FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland Co.                                                               20,327                    466,301
ConAgra Foods, Inc.                                                                       6,478                    147,115
Dean Foods Co.                                        (a)                                 3,341                    119,274
General Mills, Inc.                                                                       1,341                     63,563
Sara Lee Corp.                                                                            9,642                    192,165
Tyson Foods, Inc.-Class A                                                                 1,591                     29,656
                                                                                                         -----------------
                                                                                                                 1,018,074
                                                                                                         -----------------
GAS UTILITIES (0.2%)
Nicor, Inc.                                                                               1,448                     59,107
NiSource, Inc.                                                                            3,708                     90,067
ONEOK, Inc.                                                                                 616                     21,529
Questar Corp.                                                                             1,045                     73,338
                                                                                                         -----------------
                                                                                                                   244,041
                                                                                                         -----------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Bausch & Lomb, Inc.                                                                       1,135                     96,078
Baxter International, Inc.                                                               10,537                    413,788
Beckman Coulter, Inc.                                                                       468                     25,431
Becton Dickinson & Co.                                                                    1,513                     83,775
CR Bard, Inc.                                                                               649                     43,347
Edwards Lifesciences Corp.                            (a)                                   878                     40,274
Guidant Corp.                                                                             2,737                    188,306
Hospira, Inc.                                         (a)                                   656                     25,092
PerkinElmer, Inc.                                                                           764                     16,029
Thermo Electron Corp.                                 (a)                                 2,531                     75,576
Varian Medical Systems, Inc.                          (a)                                 3,779                    148,364
Varian, Inc.                                          (a)                                   543                     20,346
                                                                                                         -----------------
                                                                                                                 1,176,406
                                                                                                         -----------------
HEALTH CARE PROVIDERS & SERVICES (5.6%)
Aetna, Inc.                                                                              11,890                    920,286
AmerisourceBergen Corp.                                                                   4,347                    312,071
Apria Healthcare Group, Inc.                          (a)                                 1,376                     46,412
Cardinal Health, Inc.                                                                    17,637                  1,050,812
Caremark Rx, Inc.                                     (a)                                12,068                    537,991
CIGNA Corp.                                                                               5,385                    574,849
Community Health Systems, Inc.                        (a)                                 1,506                     58,147
Coventry Health Care, Inc.                            (a)                                 1,468                    103,832

        HCA, Inc.                                                                                14,371                    707,772
        Health Net, Inc.                                      (a)                                 2,294                     89,007
        Humana, Inc.                                          (a)                                 4,572                    182,194
        Lincare Holdings, Inc.                                (a)                                 3,263                    131,629
        McKesson Corp.                                                                           12,086                    543,870
        Medco Health Solutions, Inc.                          (a)                                11,236                    544,272
        PacifiCare Health Systems, Inc.                       (a)                                 1,940                    147,828
        Patterson Cos., Inc.                                  (a)                                 1,723                     76,846
        Tenet Healthcare Corp.                                (a)                                 2,537                     30,799
        Triad Hospitals, Inc.                                 (a)                                 2,763                    137,238
        UnitedHealth Group, Inc.                                                                 33,778                  1,766,589
        Universal Health Services, Inc.-Class B                                                   1,653                     86,022
        WellPoint, Inc.                                       (a)                                 8,344                    590,255
                                                                                                                 -----------------
                                                                                                                         8,638,721
                                                                                                                 -----------------

        HOTELS, RESTAURANTS & LEISURE (1.4%)
        Brinker International, Inc.                           (a)                                 3,033                    124,050
        CBRL Group, Inc.                                                                          1,627                     63,730
        Darden Restaurants, Inc.                                                                  6,118                    212,295
        GTECH Holdings Corp.                                                                      2,567                     76,907
        Harrah's Entertainment, Inc.                                                              3,384                    266,456
        Hilton Hotels Corp.                                                                      13,062                    323,285
        Krispy Kreme Doughnuts, Inc.                          (a)(b)                                256                      1,846
        Marriott International, Inc.-Class A                                                      1,242                     85,040
        McDonald's Corp.                                                                         13,831                    431,112
        Ruby Tuesday, Inc.                                                                        1,020                     25,520
        Starwood Hotels & Resorts Worldwide, Inc.                                                 1,313                     83,139
        Wendy's International, Inc.                                                               1,683                     87,011
        Yum! Brands, Inc.                                                                         5,729                    299,913
                                                                                                                 -----------------
                                                                                                                         2,080,304
                                                                                                                 -----------------
        HOUSEHOLD DURABLES (0.6%)
        American Greetings Corp.-Class A                                                          2,752                     70,011
        Black & Decker Corp.                                                                        469                     42,355
        Fortune Brands, Inc.                                                                      1,162                    109,867
        Furniture Brands International, Inc.                                                        320                      6,131
        Harman International Industries, Inc.                                                       412                     35,411
        Lennar Corp.-Class A                                                                      2,108                    141,805
        Maytag Corp.                                          (b)                                 2,901                     48,940
        Newell Rubbermaid, Inc.                                                                   9,523                    236,837
        Ryland Group, Inc.                                                                        1,043                     84,274
        Toll Brothers, Inc.                                   (a)                                 1,995                    110,563
        Tupperware Corp.                                                                            826                     17,619
        Whirlpool Corp.                                                                             921                     73,662
                                                                                                                 -----------------
                                                                                                                           977,475
                                                                                                                 -----------------
        HOUSEHOLD PRODUCTS (0.8%)
        Clorox Co.                                                                                4,323                    241,440
        Energizer Holdings, Inc.                              (a)                                 2,899                    185,246
        Kimberly-Clark Corp.                                                                     12,089                    770,795
                                                                                                                 -----------------
                                                                                                                         1,197,481
                                                                                                                 -----------------

        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
        AES Corp. (The)                                       (a)                                26,663                    427,941
        Constellation Energy Group, Inc.                                                          3,258                    196,164
        TXU Corp.                                                                                 9,826                    851,325
                                                                                                                 -----------------
                                                                                                                         1,475,430
                                                                                                                 -----------------

        INDUSTRIAL CONGLOMERATES (3.0%)
&       General Electric Co.                                                                    120,978                  4,173,741

Textron, Inc.                                                                             2,443                    181,197
Tyco International, Ltd.                                                                  8,195                    249,702
                                                                                                         -----------------
                                                                                                                 4,604,640
                                                                                                         -----------------
INSURANCE (7.4%)
ACE, Ltd.                                                                                11,584                    535,297
AFLAC, Inc.                                                                              20,331                    916,928
Allmerica Financial Corp.                             (a)                                   853                     33,267
American Financial Group, Inc.                                                            1,179                     39,897
American International Group, Inc.                                                       31,724                  1,909,785
AmerUs Group Co.                                                                          1,592                     82,115
Aon Corp.                                                                                10,988                    279,535
Chubb Corp.                                                                               7,824                    694,928
Everest Re Group, Ltd.                                                                    2,283                    222,364
First American Corp.                                                                        548                     24,085
Hartford Financial Services Group, Inc.                                                   3,480                    280,384
HCC Insurance Holdings, Inc.                                                              4,189                    116,119
Horace Mann Educators Corp.                                                               1,067                     21,319
Lincoln National Corp.                                                                      999                     48,252
Loews Corp.                                                                               1,138                     95,171
MBIA, Inc.                                                                                1,023                     62,137
MetLife, Inc.                                                                            29,906                  1,469,581
Ohio Casualty Corp.                                                                         367                      9,377
Old Republic International Corp.                                                          2,061                     54,122
Progressive Corp. (The)                                                                   8,095                    806,991
Protective Life Corp.                                                                     1,551                     67,562
Prudential Financial, Inc.                                                               21,289                  1,424,234
SAFECO Corp.                                                                              4,086                    224,485
St. Paul Travelers Cos., Inc. (The)                                                      27,387                  1,205,576
StanCorp Financial Group, Inc.                                                              351                     30,305
Torchmark Corp.                                                                             789                     41,241
UnumProvident Corp.                                                                       8,364                    160,171
WR Berkley Corp.                                                                          2,678                    100,238
XL Capital, Ltd.-Class A                                                                  5,723                    411,026
                                                                                                         -----------------
                                                                                                                11,366,492
                                                                                                         -----------------
INTERNET & CATALOG RETAIL (0.2%)
eBay, Inc.                                            (a)                                 5,965                    249,218
                                                                                                         -----------------

IT SERVICES (0.8%)
Acxiom Corp.                                                                              3,466                     69,875
BISYS Group (The), Inc.                               (a)                                   754                     11,860
CheckFree Corp.                                       (a)                                 1,047                     35,451
Cognizant Technology Solutions Corp.                  (a)                                 1,653                     81,129
Computer Sciences Corp.                               (a)                                 7,717                    353,284
CSG Systems International, Inc.                       (a)                                 1,659                     30,940
First Data Corp.                                                                          8,614                    354,380
MoneyGram International, Inc.                                                             1,078                     22,681
Sabre Holdings Corp.-Class A                                                              2,921                     56,083
SunGard Data Systems, Inc.                            (a)                                 2,868                    102,933
Unisys Corp.                                          (a)                                 5,755                     37,235
                                                                                                         -----------------
                                                                                                                 1,155,851
                                                                                                         -----------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co.                                                                         9,572                    255,955
Hasbro, Inc.                                                                              1,267                     27,798
Mattel, Inc.                                                                              2,575                     48,024
                                                                                                         -----------------
                                                                                                                   331,777
                                                                                                         -----------------

MACHINERY (0.2%)

Cummins, Inc.                                                                               287                     24,521
Deere & Co.                                                                               1,565                    115,074
Federal Signal Corp.                                                                        296                      5,180
Harsco Corp.                                                                                760                     45,790
Ingersoll-Rand Co.-Class A                                                                1,359                    106,233
Navistar International Corp.                          (a)                                   405                     13,831
Pentair, Inc.                                                                               566                     22,736
SPX Corp.                                                                                   566                     27,666
                                                                                                         -----------------
                                                                                                                   361,031
                                                                                                         -----------------

MARINE (0.1%)
Alexander & Baldwin, Inc.                                                                 1,473                     78,776
                                                                                                         -----------------

MEDIA (2.1%)
Catalina Marketing Corp.                                                                    911                     21,800
Comcast Corp.-Class A                                 (a)                                   494                     15,181
Emmis Communications Corp.-Class A                    (a)                                   537                     11,025
Gannett Co., Inc.                                                                         1,707                    124,543
Media General, Inc.-Class A                                                                 479                     32,812
Omnicom Group, Inc.                                                                       2,921                    247,905
Readers Digest Association (The), Inc.                                                    2,816                     45,732
Time Warner, Inc.                                     (a)                                30,532                    519,655
Viacom, Inc. Class B                                                                     41,922                  1,403,968
Walt Disney Co.                                                                          32,255                    827,018
                                                                                                         -----------------
                                                                                                                 3,249,639
                                                                                                         -----------------
METALS & MINING (0.7%)
Alcoa, Inc.                                                                               3,196                     89,648
Freeport-McMoRan Copper & Gold, Inc.-Class B          (b)                                 5,112                    205,911
Nucor Corp.                                                                               4,006                    222,133
Phelps Dodge Corp.                                                                        3,902                    415,368
Steel Dynamics, Inc.                                                                        300                      9,648
United States Steel Corp.                                                                 2,825                    120,486
                                                                                                         -----------------
                                                                                                                 1,063,194
                                                                                                         -----------------

MULTILINE RETAIL (2.7%)
Dillard's, Inc.-Class A                                                                   1,869                     42,725
Dollar Tree Stores, Inc.                              (a)                                   915                     22,866
Federated Department Stores, Inc.                                                         5,881                    446,191
JC Penney Co., Inc. Holding Co.                                                          11,070                    621,470
May Department Stores Co. (The)                                                          12,074                    495,638
Neiman-Marcus Group, Inc.-Class A                                                         1,694                    166,859
Nordstrom, Inc.                                                                           5,522                    204,369
Saks, Inc.                                            (a)                                 2,611                     55,405
Sears Holdings Corp.                                  (a)                                 2,134                    329,127
Target Corp.                                                                             29,600                  1,739,000
                                                                                                         -----------------
                                                                                                                 4,123,650
                                                                                                         -----------------
MULTI-UTILITIES (1.5%)
CMS Energy Corp.                                      (a)                                 8,503                    134,688
MDU Resources Group, Inc.                                                                 1,743                     53,510
Public Service Enterprise Group, Inc.                                                    31,784                  2,043,711
Puget Energy, Inc.                                                                          755                     17,652
Wisconsin Energy Corp.                                                                      884                     35,493
                                                                                                         -----------------
                                                                                                                 2,285,054
                                                                                                         -----------------
OFFICE ELECTRONICS (0.2%)

Xerox Corp.                                           (a)                                23,706                    313,156
                                                                                                         -----------------

OIL, GAS & CONSUMABLE FUELS (8.9%)

        Amerada Hess Corp.                                                                        1,183                    139,428
        Anadarko Petroleum Corp.                                                                  5,738                    506,952
        Arch Coal, Inc.                                                                             399                     22,711
        Burlington Resources, Inc.                                                               15,793                  1,012,489
        Chevron Corp.                                                                            13,580                    787,776
        Devon Energy Corp.                                                                       19,504                  1,093,979
        El Paso Corp.                                                                             6,446                     77,352
        EOG Resources, Inc.                                                                       2,013                    122,994
&       ExxonMobil Corp.                                                                         83,779                  4,922,016
        Forest Oil Corp.                                      (a)                                 1,588                     71,079
        Kerr-McGee Corp.                                                                          4,771                    382,682
        Marathon Oil Corp.                                                                       12,018                    701,370
        Newfield Exploration Co.                              (a)                                 3,598                    152,879
        Occidental Petroleum Corp.                                                               16,199                  1,332,854
        Overseas Shipholding Group, Inc.                                                            445                     27,612
        Peabody Energy Corp.                                                                        726                     47,727
        Pioneer Natural Resources Co.                                                               917                     39,734
        Plains Exploration & Production Co.                   (a)                                 3,138                    120,970
        Pogo Producing Co.                                                                          459                     25,259
        Sunoco, Inc.                                                                              2,818                    354,307
        Unocal Corp.                                                                              6,629                    429,891
        Valero Energy Corp.                                                                       9,055                    749,573
        Williams Cos., Inc.                                                                      23,046                    489,497
        XTO Energy, Inc.                                                                          1,026                     36,002
                                                                                                                 -----------------
                                                                                                                        13,647,133
                                                                                                                 -----------------
        PAPER & FOREST PRODUCTS (0.4%)
        Georgia-Pacific Corp.                                                                    10,331                    352,804
        Louisiana-Pacific Corp.                               (b)                                   703                     18,854
        MeadWestvaco Corp.                                                                        2,727                     79,683
        Potlatch Corp.                                                                            1,162                     67,164
        Weyerhaeuser Co.                                                                            429                     29,592
                                                                                                                 -----------------
                                                                                                                           548,097
                                                                                                                 -----------------
        PERSONAL PRODUCTS (1.7%)
&       Gillette Co. (The)                                                                       49,503                  2,656,826
                                                                                                                 -----------------

        PHARMACEUTICALS (4.8%)
        Abbott Laboratories                                                                         744                     34,693
        Barr Pharmaceuticals, Inc.                            (a)                                   583                     27,646
        Eli Lilly & Co.                                                                           4,793                    269,942
        Forest Laboratories, Inc.                             (a)                                 5,431                    216,806
&       Johnson & Johnson                                                                        37,445                  2,394,982
        King Pharmaceuticals, Inc.                            (a)                                 1,329                     14,818
        Merck & Co., Inc.                                                                        47,213                  1,466,436
        Mylan Laboratories, Inc.                                                                  1,176                     20,415
&       Pfizer, Inc.                                                                            104,276                  2,763,314
        Watson Pharmaceuticals, Inc.                          (a)                                   692                     23,113
        Wyeth                                                                                     3,289                    150,472
                                                                                                                 -----------------
                                                                                                                         7,382,637
                                                                                                                 -----------------
        REAL ESTATE (0.4%)
        Apartment Investment & Management Co.-Class A                                             1,711                     75,284
        Archstone-Smith Trust                                                                     1,232                     52,360
        Plum Creek Timber Co., Inc.                                                               1,085                     41,067
        Vornado Realty Trust                                                                      4,530                    401,539
                                                                                                                 -----------------
                                                                                                                           570,250
                                                                                                                 -----------------
        ROAD & RAIL (1.1%)
        Burlington Northern Santa Fe Corp.                                                        9,434                    511,795


        CNF, Inc.                                                                                 2,108                    108,752
        CSX Corp.                                                                                 6,091                    277,384
        JB Hunt Transport Services, Inc.                                                            844                     16,568
        Norfolk Southern Corp.                                                                   10,223                    380,398
        Swift Transportation Co., Inc.                        (a)                                 2,196                     48,290
        Union Pacific Corp.                                                                       4,871                    342,480
        Yellow Roadway Corp.                                  (a)                                   908                     48,042
                                                                                                                 -----------------
                                                                                                                         1,733,709
                                                                                                                 -----------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
        Advanced Micro Devices, Inc.                          (a)                                12,304                    247,064
        Applied Materials, Inc.                                                                   2,445                     45,135
        Atmel Corp.                                           (a                                  2,339                      5,473
        Cabot Microelectronics Corp.                          (a)(b)                                140                      4,210
        Fairchild Semiconductor International, Inc.           (a)                                 1,601                     26,993
        Freescale Semiconductor, Inc.-Class B                 (a)                                13,923                    358,517
&       Intel Corp.                                                                              96,073                  2,607,421
        Lam Research Corp.                                    (a)                                 4,610                    131,155
        LSI Logic Corp.                                       (a)                                 6,182                     60,336
        Micron Technology, Inc.                               (a)                                19,421                    230,721
        National Semiconductor Corp.                                                             12,084                    298,596
        NVIDIA Corp.                                          (a)(b)                              2,312                     62,563
        Texas Instruments, Inc.                                                                  48,433                  1,538,232
                                                                                                                 -----------------
                                                                                                                         5,616,416
                                                                                                                 -----------------
        SOFTWARE (2.8%)
        Activision, Inc.                                      (a)                                 2,827                     57,501
        Autodesk, Inc.                                                                            8,474                    289,726
        BMC Software, Inc.                                    (a)                                 8,935                    170,569
        Citrix Systems, Inc.                                  (a)                                 4,084                     97,322
        Compuware Corp.                                       (a)                                 9,561                     80,599
        Intuit, Inc.                                          (a)                                 5,208                    249,984
        Macromedia, Inc.                                      (a)                                 7,054                    283,218
        McAfee, Inc.                                          (a)                                 5,414                    170,000
        Mercury Interactive Corp.                             (a)                                 1,576                     62,047
&       Microsoft Corp.                                                                          96,995                  2,484,042
        Novell, Inc.                                          (a)                                 2,329                     14,160
        Parametric Technology Corp.                           (a)                                 4,367                     30,132
        Sybase, Inc.                                          (a)                                 2,550                     54,264
        Symantec Corp.                                        (a)                                 3,686                     80,981
        Synopsys, Inc.                                        (a)                                 5,933                    109,820
        Wind River Systems, Inc.                              (a)                                    82                      1,401
                                                                                                                 -----------------
                                                                                                                         4,235,766
                                                                                                                 -----------------

        SPECIALTY RETAIL (1.8%)
        Abercrombie & Fitch Co.-Class A                                                           3,536                    254,769
        Advance Auto Parts, Inc.                              (a)                                 2,061                    142,127
        American Eagle Outfitters, Inc.                                                           2,471                     81,419
        Autozone, Inc.                                        (a)                                 1,052                    102,507
        Barnes & Noble, Inc.                                  (a)                                 2,223                     91,187
        Borders Group, Inc.                                                                       1,865                     46,271
        Chico's FAS, Inc.                                     (a)                                 2,705                    108,498
        Circuit City Stores, Inc.                                                                 3,669                     66,959
        Home Depot, Inc.                                                                         17,490                    760,990
        Limited Brands, Inc.                                                                      3,196                     77,918
        Michaels Stores, Inc.                                                                     5,503                    225,623
        Office Depot, Inc.                                    (a)                                 8,736                    247,928
        O'Reilly Automotive, Inc.                             (a)                                 2,349                     75,779
        Payless ShoeSource, Inc.                              (a)                                 2,718                     52,784

        Rent-A-Center, Inc.                                   (a)                                 1,122                     23,663
        Staples, Inc.                                                                            11,540                    262,766
        TJX Cos., Inc.                                                                            7,500                    176,325
                                                                                                                 -----------------
                                                                                                                         2,797,513
                                                                                                                 -----------------

        TEXTILES, APPAREL & LUXURY GOODS (0.2%)
        Coach, Inc.                                           (a)                                 6,013                    211,116
        Jones Apparel Group, Inc.                                                                   899                     27,482
                                                                                                                 -----------------
                                                                                                                           238,598
                                                                                                                 -----------------
        THRIFTS & MORTGAGE FINANCE (1.8%)
        Countrywide Financial Corp.                                                              23,491                    845,676
        Fannie Mae                                                                               23,804                  1,329,691
        Freddie Mac                                                                               7,271                    460,109
        Independence Community Bank Corp.                                                         3,223                    119,283
        IndyMac Bancorp, Inc.                                                                       474                     20,671
        Radian Group, Inc.                                                                          651                     33,579
        Webster Financial Corp.                                                                     330                     15,906
                                                                                                                 -----------------
                                                                                                                         2,824,915
                                                                                                                 -----------------

        TOBACCO (1.7%)
&       Altria Group, Inc.                                                                       36,114                  2,418,193
        UST, Inc.                                                                                 4,711                    216,800
                                                                                                                 -----------------
                                                                                                                         2,634,993
                                                                                                                 -----------------

        TRADING COMPANIES & DISTRIBUTORS (0.1%)
        GATX Corp.                                                                                1,994                     75,373
        United Rentals, Inc.                                  (a)                                 2,969                     55,223
                                                                                                                 -----------------
                                                                                                                           130,596
                                                                                                                 -----------------

        WIRELESS TELECOMMUNICATION SERVICES (1.5%)
        Nextel Communications, Inc.-Class A                   (a)                                64,344                  2,239,171
                                                                                                                 -----------------

        Total Common Stocks
           (Cost $141,055,306)                                                                                         152,186,334
                                                                                                                 -----------------

        INVESTMENT COMPANIES (0.4%)

        CAPITAL MARKETS (0.4%)
        DIAMONDS Trust Series I                               (c)                                 5,693                    606,589

                                                                                                                 -----------------
        Total Investment Companies
           (Cost $595,509)                                                                                                 606,589
                                                                                                                 -----------------

        SHORT-TERM INVESTMENTS (1.9%)

        INVESTMENT COMPANIES (0.9%)
        American Beacon Money Market Fund                     (d)                               601,072                    601,072
        BGI Institutional Money Market Fund                   (d)                               674,526                    674,526
        Merrimac Cash Series, Premium Class                   (d)                                90,161                     90,161
                                                                                                                 -----------------
        Total Investment Companies
           (Cost $1,365,759)                                                                                             1,365,759
                                                                                                                 -----------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT
        TIME DEPOSITS (1.0%)
        Keybank Eurodollar Overnight                          (d)
        3.281%, due 8/1/05                                                                  $   901,607                    901,607
        Svenska Handlesbanken Eurodollar Overnight            (d)
        3.29%, due 8/1/05                                                                       601,072                    601,072
                                                                                                                 -----------------
        Total Time Deposits
           (Cost $1,502,679)                                                                                             1,502,679
                                                                                                                 -----------------

Total Short-Term Investments
 (Cost $2,868,438)                                                                                               2,868,438
                                                                                                        ------------------

Total Investments
(Cost $144,519,253)                                   (e)                                 101.6 %              155,661,361(f)

Liabilities in Excess of
Cash and Other Assets                                                                      (1.6)                (2,417,378)
                                                                                ---------------         ------------------

Net Assets                                                                                100.0 %       $      153,243,983
                                                                                ===============         ==================

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Non-income producing security.

(b)   Represents security, or a portion thereof, which is out on loan.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   The cost for federal income tax purposes is $144,912,634.

(f) At July 31, 2005 net unrealized appreciation was $10,748,727, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $14,481,916 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,733,189.

MAINSTAY CONVERTIBLE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                                          PRINCIPAL
                                                                                            AMOUNT         VALUE
                                                                                         ------------   ------------
     CONVERTIBLE SECURITIES (86.9%)                                              +
     CONVERTIBLE BONDS (69.0%)

     ADVERTISING (0.8%)
     Lamar Advertising Co.
     2.875%, due 12/31/10                                                                 $ 3,940,000   $  4,146,850
                                                                                                        ------------

     AEROSPACE & DEFENSE (0.7%)
     L-3 Communications Corp.
     3.00%, due 8/1/35                                                           (a)        3,505,000      3,575,100
                                                                                                        ------------

     AGRICULTURE (0.3%)
     Bunge, Ltd. Finance Corp., Guaranteed Note
     3.75%, due 11/15/22                                                                      840,000      1,607,550
                                                                                                        ------------

     APPAREL (1.0%)
     Reebok International, Ltd., Series B
     2.00%, due 5/1/24                                                          (b) (c)     4,965,000      5,225,662
                                                                                                        ------------

     BANKS (1.1%)
     Credit Suisse/New York NY, Senior Note
     0.50%, due 3/21/11                                                                     6,600,000      6,055,500
                                                                                                        ------------

     BIOTECHNOLOGY (4.1%)
     Amgen, Inc. (Zero Coupon)
     0.00%, due 3/1/32                                                                      6,720,000      5,283,600
     Genzyme Corp., Senior Note
     1.25%, due 12/1/23                                                                     5,410,000     10,073,712
     Invitrogen Corp., Senior Note
     1.50%, due 2/15/24                                                                     6,375,000      6,151,875
                                                                                                        ------------
                                                                                                          21,509,187
                                                                                                        ------------

     COMPUTERS (0.7%)
     DST Systems, Inc.
     4.125%, due 8/15/23                                                                    2,800,000      3,353,000
     DST Systems, Inc., Series A, Senior Note
     4.125%, due 8/15/23                                                        (a)           345,000        413,137
                                                                                                        ------------
                                                                                                           3,766,137
                                                                                                        ------------

     DISTRIBUTION & WHOLESALE (1.4%)
     Costco Wholesale Corp., Subordinated Note (Zero Coupon)
     0.00%, due 8/19/17                                                                     7,130,000      7,486,500
                                                                                                        ------------

     DIVERSIFIED FINANCIAL SERVICES (12.2%)
     Affiliated Managers Group (Zero Coupon)
     0.00%, due 5/7/21                                                          (d)         4,140,000      5,190,525
     American Express Co., Senior Note
&    1.85%, due 12/1/33                                                         (b)(c)     10,190,000     10,521,175
     Lehman Brothers Holdings, Inc.
&    1.25%, due 3/22/12                                                         (e)        16,450,000     19,760,562
     Merrill Lynch & Co., Inc. (Zero Coupon)
     0.00%, due 3/13/32                                                         (d)         7,710,000      7,767,825
     SLM Corp., Senior Note
     2.05%, due 7/25/35                                                         (f)        10,265,000     10,464,860
     Verizon Global Funding Corp. (Zero Coupon)
     0.00%, due 5/15/21                                                                    16,765,000     10,478,125
                                                                                                        ------------
                                                                                                          64,183,072
                                                                                                        ------------

     ELECTRIC (1.4%)
     PG&E Corp., Subordinated Note

     9.50%, due 6/30/10                                                                     1,185,000      3,423,169
     Reliant Energy, Inc., Senior Subordinated Note
     5.00%, due 8/15/10                                                          (a)        2,430,000      3,769,537
                                                                                                          ----------
                                                                                                           7,192,706
                                                                                                          ----------

     ELECTRONICS (4.5%)
     Cymer, Inc., Subordinated Note
     3.50%, due 2/15/09                                                                     2,625,000      2,559,375
     Fisher Scientific International, Senior Note
     2.50%, due 10/1/23                                                          (a)(c)     3,315,000      5,018,081
     Fisher Scientific International, Senior Subordinated Note
     3.25%, due 3/1/24                                                           (c)        4,635,000      4,930,481
     Flextronics International, Ltd., Subordinated Note
     1.00%, due 8/1/10                                                                      5,430,000      5,681,137
     Vishay Intertechnology, Inc., Subordinated Note
     3.625%, due 8/1/23                                                                     5,500,000      5,493,125
                                                                                                          ----------
                                                                                                          23,682,199
                                                                                                          ----------

     ENTERTAINMENT (1.1%)
     International Game Technology (Zero Coupon)
     0.00%, due 1/29/33                                                                     8,859,000      5,691,907
                                                                                                          ----------

     ENVIRONMENTAL CONTROL (0.6%)
     Waste Connections Inc., Subordinated Note
     3.71%, due 5/1/22                                                           (f)        2,765,000      3,235,326
                                                                                                          ----------

     FOOD (0.8%)
     Supervalu, Inc. (Zero Coupon)
     0.00%, due 11/2/31                                                          (c)       12,045,000      4,336,200
                                                                                                          ----------

     FOREST PRODUCTS & PAPER (0.7%)
     International Paper Co. (Zero Coupon)
     0.00%, due 6/20/21                                                                     6,705,000      3,738,037
                                                                                                          ----------

     HEALTH CARE-PRODUCTS (1.3%)
     Medtronic, Inc., Series B
     1.25%, due 9/15/21                                                          (c)        6,935,000      6,978,344
                                                                                                          ----------

     HEALTH CARE-SERVICES (0.5%)
     Health Management Associates, Inc., Senior Subordinated Note
     1.50%, due 8/1/23                                                                      2,455,000      2,577,750
                                                                                                          ----------

     INSURANCE (1.1%)
     AON Corp., Senior Note
     3.50%, due 11/15/12                                                                    4,550,000      5,727,312
                                                                                                          ----------

     INTERNET (2.0%)
     Amazon.Com, Inc., Senior Subordinated Note
     4.75%, due 2/1/09                                                                      5,415,000      5,252,550
     At Home Corp., Subordinated Note
     4.75%, due 12/15/06                                                         (g)(h)     9,147,056            915
     Yahoo!, Inc. (Zero Coupon)
     0.00%, due 4/1/08                                                                      3,250,000      5,382,813
                                                                                                          ----------
                                                                                                          10,636,278
                                                                                                          ----------
     LEISURE TIME (0.9%)
     Carnival Corp., Guaranteed Senior Note
     1.132%, due 4/29/33                                                         (b)        6,320,000      4,913,800
                                                                                                          ----------

     LODGING (2.2%)
     Hilton Hotels Corp., Senior Note
&    3.375%, due 4/15/23                                                                    9,525,000     11,751,469
                                                                                                          ----------

     MEDIA (2.2%)
     Liberty Media Corp., Senior Note
     0.75%, due 3/30/23                                                          (a)        2,460,000      2,638,350
     Sirius Satellite Radio, Inc., Senior Note
     2.50%, due 2/15/09                                                                     2,440,000      4,016,850

     Walt Disney Co., Senior Note
     2.125%, due 4/15/23                                                         (c)        4,835,000      5,004,225
                                                                                                         -----------
                                                                                                          11,659,425
                                                                                                         -----------

     MINING (1.2%)
     Inco, Ltd.
     1.00%, due 3/14/23                                                                     3,805,000      5,131,994
     Placer Dome, Inc., Senior Note
     2.75%, due 10/15/23                                                         (c)        1,060,000      1,078,550
                                                                                                         -----------
                                                                                                           6,210,544
                                                                                                         -----------

     MISCELLANEOUS - MANUFACTURING (2.7%)
     Tyco International Group SA, Series A, Senior Note
&    2.75%, due 1/15/18                                                                    10,445,000     14,035,469
                                                                                                         -----------

     OIL & GAS (4.7%)
     Diamond Offshore Drilling, Inc.
     1.50%, due 4/15/31                                                          (c)        4,610,000      5,797,075
     Pride International, Inc., Senior Note
&    3.25%, due 5/1/33                                                           (c)       15,870,000     19,103,513
                                                                                                         -----------
                                                                                                          24,900,588
                                                                                                         -----------

     OIL & GAS SERVICES (7.8%)
     Cooper Cameron Corp., Senior Note
&    1.50%, due 5/15/24                                                          (c)       10,755,000     12,717,788
     Halliburton Co., Senior Note
&    3.125%, due 7/15/23                                                         (a)        9,370,000     14,710,900
     Schlumberger, Ltd.
&    1.50%, due 6/1/23                                                                     11,305,000     13,820,363
                                                                                                         -----------
                                                                                                          41,249,051
                                                                                                         -----------

     PHARMACEUTICALS (7.7%)
     Alza Corp., Subordinated Note (Zero Coupon)
     0.00%, due 7/28/20                                                                     7,025,000      6,208,344
     CV Therapeutics, Inc., Senior Subordinated Note
     3.25%, due 8/16/13                                                                     1,585,000      1,983,231
     IVAX Corp., Senior Note
     1.875%, due 12/15/24                                                        (a)        2,215,000      2,796,438
     Teva Pharmaceutical Finance LLC, Series A
     0.50%, due 2/1/24                                                           (c)        4,300,000      4,214,000
     Teva Pharmaceutical Finance NV, Senior Note
&    0.375%, due 11/15/22                                                                  11,810,000     17,478,800
     Wyeth, Senior Note
     2.39%, due 1/15/24                                                          (f)        7,580,000      7,830,822
                                                                                                         -----------
                                                                                                          40,511,635
                                                                                                         -----------

     SEMICONDUCTORS (1.6%)
     ASM International NV
     4.25%, due 12/6/11                                                          (a)        1,395,000      1,328,738
     Cypress Semiconductor Corp.
     1.25%, due 6/15/08                                                                     4,905,000      5,561,044
     Vitesse Semiconductor Corp., Subordinated Note
     1.50%, due 10/1/24                                                          (a)        1,675,000      1,425,844
                                                                                                         -----------
                                                                                                           8,315,626
                                                                                                         -----------

     SOFTWARE (0.5%)
     Computer Associates International, Inc., Senior Note
     1.625%, due 12/15/09                                                                   1,835,000      2,605,700
                                                                                                         -----------

     TELECOMMUNICATIONS (1.2%)
     AudioCodes, Ltd., Senior Note
     2.00%, due 11/9/24                                                                     2,990,000      2,492,363
     Ciena Corp.
     3.75%, due 2/1/08                                                                      3,035,000      2,716,325
     Lucent Technologies, Inc., Series B, Senior Note
     2.75%, due 6/15/25                                                          (c)        1,050,000      1,185,188
                                                                                                         -----------
                                                                                                           6,393,876
                                                                                                         -----------

     Total Convertible Bonds
        (Cost $348,179,139)                                                                              363,898,800
                                                                                                         -----------

                                                                                           SHARES
                                                                                           -------
     CONVERTIBLE PREFERRED STOCK (17.9%)
     AIRLINES (0.3%)
     Continental Airlines Finance Trust II
     6.00%                                                                                  62,800         1,562,150
                                                                                                         -----------

     AUTO MANUFACTURERS (1.0%)
     Ford Motor Co. Capital Trust II
     6.50%                                                                                 121,000         5,046,910
                                                                                                         -----------

     AUTOMOBILES (1.0%)
     General Motors Corp.-Class A
     4.50%                                                                                 224,487         5,535,849
                                                                                                         -----------

     BUILDING MATERIALS (0.2%)
     Owens Corning Capital LLC
     6.50%                                                                       (a)(i)     58,200         1,193,100
                                                                                                         -----------

     CAPITAL MARKETS (1.8%)
     Lehman Brothers Holdings, Inc.
     6.25%                                                                                 259,800         6,715,830
     State Street Corp.
     6.75%                                                                                  13,000         2,886,000
                                                                                                         -----------
                                                                                                           9,601,830
                                                                                                         -----------

     ELECTRIC UTILITIES (1.0%)
     FPL Group, Inc.
     8.00%                                                                                  78,800         5,148,004
                                                                                                         -----------

     INSURANCE (4.1%)
     Conseco, Inc.
     5.50%                                                                                 199,600         5,449,080
     Hartford Financial Services Group, Inc.
     7.00%                                                                       (j)       121,400         8,885,266
     Metlife, Inc.
     6.375%                                                                                255,400         7,066,918
                                                                                                         -----------
                                                                                                          21,401,264
                                                                                                         -----------

     METALS & MINING (0.5%)
     Freeport-McMoRan Copper & Gold, Inc.
     5.50%                                                                                   2,825         2,722,241
                                                                                                         -----------

     OFFICE ELECTRONICS (0.5%)
     Xerox Corp.-Class C
     6.25%                                                                                  21,600         2,492,640
                                                                                                         -----------

     OIL, GAS & CONSUMABLE FUELS (4.2%)
&    Amerada Hess Corp.
     7.00%                                                                                 134,800        13,717,248
     Chesapeake Energy Corp.
     5.00%                                                                       (c)        40,400         6,625,600
     El Paso Corp.
     9.00%                                                                       (k)        57,400         1,782,270
                                                                                                         -----------
                                                                                                          22,125,118
                                                                                                         -----------

     TELECOMMUNICATIONS (1.7%)
     Lucent Technologies Capital Trust I
     7.75%                                                                                   9,117         9,086,230
                                                                                                         -----------

     THRIFTS & MORTGAGE FINANCE (1.6%)
     Fannie Mae
     5.375%                                                                                     86         8,199,595
                                                                                                         -----------

     Total Convertible Preferred Stock
        (Cost $89,427,839)                                                                                94,114,931
                                                                                                         -----------

     Total Convertible Securities
      (Cost $437,606,978)                                                                                458,013,731
                                                                                                         -----------

COMMON STOCKS (8.0%)
CAPITAL MARKETS (1.5%)
Semiconductor HOLDRs Trust                                                                53,900      2,012,087
SPDR Trust Series 1                                                         (c)(l)        47,600      5,891,452
                                                                                                     ----------
                                                                                                      7,903,539
                                                                                                     ----------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Citigroup, Inc.                                                                           87,670      3,813,645
                                                                                                     ----------

ENERGY EQUIPMENT & SERVICES (2.4%)
BJ Services Co.                                                                           26,100      1,591,839
Cooper Cameron Corp.                                                        (i)           17,900      1,270,542
Grant Prideco, Inc.                                                         (i)           45,900      1,473,390
Input/Output, Inc.                                                          (i)           84,700        613,228
Rowan Cos., Inc.                                                                          61,900      2,114,504
Tidewater, Inc.                                                                           88,600      3,576,782
Transocean, Inc.                                                            (i)           34,000      1,918,620
                                                                                                     ----------
                                                                                                     12,558,905
                                                                                                     ----------

HOTELS, RESTAURANTS & LEISURE (0.0%)                                        ++
FHC Delaware, Inc.                                                          (i)(m)        54,216            542
                                                                                                     ----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
AES Corp. (The)                                                             (i)          199,300      3,198,766
                                                                                                     ----------

MACHINERY (0.4%)
Deere & Co.                                                                               29,000      2,132,370
                                                                                                     ----------

MEDIA (0.8%)
Sirius Satellite Radio, Inc.                                                (c)(i)       442,900      3,020,578
Time Warner, Inc.                                                           (i)           58,700        999,074
                                                                                                     ----------
                                                                                                      4,019,652
                                                                                                     ----------

PHARMACEUTICALS (0.7%)
Merck & Co., Inc.                                                                        122,700      3,811,062
                                                                                                     ----------

SOFTWARE (0.6%)
Microsoft Corp.                                                                          130,300      3,336,983
                                                                                                     ----------

SPECIALTY RETAIL (0.3%)
Bed Bath & Beyond, Inc.                                                     (i)           29,700      1,363,230
                                                                                                     ----------

Total Common Stocks
   (Cost $37,755,577)                                                                                42,138,694
                                                                                                     ----------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
                                                                                     -----------
SHORT-TERM INVESTMENTS (13.9%)
COMMERCIAL PAPER (3.3%)

AIG Funding, Inc.
3.25%, due 8/9/05                                                                    $ 5,000,000      4,995,486
International Business Machines Corp.
3.17%, due 8/2/05                                                                      2,000,000      1,999,472
Toyota Motor Credit Corp.
3.24%, due 8/9/05                                                                      8,000,000      7,992,800
Rabobank USA Finance Corp.
3.28%, due 8/1/05                                                                      2,430,000      2,429,557
                                                                                                     ----------
Total Commercial Paper
   (Cost $17,417,315)                                                                                17,417,315
                                                                                                     ----------

FEDERAL AGENCIES (1.1%)
Federal Home Loan Bank
3.19%, due 8/10/05                                                                     5,700,000      5,694,444
                                                                                                     ----------

Total Federal Agencies
   (Cost $5,694,444)                                                                                  5,694,444
                                                                                                     ----------

                                                                                       SHARES
                                                                                      ----------
INVESTMENT COMPANIES (4.9%)

American Beacon Money Market Fund                                           (n)        9,754,749      9,754,749
BGI Institutional Money Market Fund                                         (n)       10,946,836     10,946,836
Merrimac Cash Series, Premium Class                                         (n)        1,463,212      1,463,212
Merrill Lynch Funds For Institutions Series - Premier Institutional Fund               4,000,000      4,000,000
                                                                                                     ----------
Total Investment Companies
   (Cost $26,164,797)                                                                                26,164,797
                                                                                                     ----------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
                                                                                    ------------
TIME DEPOSITS (4.6%)

Keybank Eurodollar Overnight                                                (n)
3.281%, due 8/1/05                                                                  $ 14,632,124     14,632,124
Svenska Handlesbanken Eurodollar Overnight                                  (n)
3.29%, due 8/1/05                                                                      9,754,749      9,754,749
                                                                                                   ------------
Total Time Deposits
   (Cost $24,386,873)                                                                                24,386,873
                                                                                                   ------------

Total Short-Term Investments
 (Cost $73,663,429)                                                                                  73,663,429
                                                                                                   ------------

Total Investments
(Cost $549,025,984)                                                         (o)            108.8%   573,815,854(p)

Liabilities in Excess of
Cash and Other Assets                                                                       (8.8)   (46,587,615)
                                                                                    ------------   ------------

Net Assets                                                                                   100%  $527,228,239
                                                                                    ============   ============

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   May be sold to institutional investors only.

(b) Step Bond. Coupon rate increases in increments to maturity. Rate shown is the rate in effect at July 31, 2005.

(c)   Represents security, or a portion thereof, which is out on loan.

(d) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(e) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(f)   Floating rate. Rate shown is the rate in effect at July 31, 2005.

(g)   Issue in default.

(h)   Issuer in bankruptcy

(i)   Non-income producing security.

(j) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by August 16, 2005.

(k) Equity Units - each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares of common stock at $50.00 by August 16, 2005.

(l) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(m) Fair valued security. The total market value of these securities at July 31, 2005 is $542, less than 0.1% of the Fund's net assets.

(n) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)   The cost for federal income tax purposes is $550,727,004.

(p) At July 31, 2005 net unrealized appreciation was $23,088,850, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $36,043,229 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,954,379.

MAINSTAY DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

                                                                                PRINCIPAL
                                                                                  AMOUNT         VALUE
                                                                                ---------      ---------
LONG-TERM BONDS (90.3%)                                                  +
ASSET-BACKED SECURITIES (0.9%)
AIRLINES (0.0%)                                                          ++
Northwest Airlines, Inc. Series 1996-1, Class C
8.97%, due 7/2/16                                                               $  19,029      $  11,399
                                                                                               ---------

CONSUMER FINANCE (0.5%)
BMW Vehicle Owner Trust
Series 2003-A, Class A3
1.94%, due 2/25/07                                                                 36,723         36,602
Harley-Davidson Motorcycle Trust
Series 2004-1, Class A2
2.53%, due 11/15/11                                                               430,000        416,726
Volkswagen Auto Loan Enhanced Trust
Series 2003-2, Class A3
2.27%, due 10/22/07                                                               268,958        266,723
                                                                                               ---------
                                                                                                 720,051
                                                                                               ---------

CONSUMER LOANS (0.1%)
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23                                                                75,000         79,510
                                                                                               ---------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Capital One Master Trust
Series 2001-5, Class A
5.30%, due 6/15/09                                                                 70,000         70,730
                                                                                               ---------

ELECTRIC (0.1%)
Public Service of New Hampshire Funding LLC
Series 2002-1, Class A
4.58%, due 2/1/10                                                                 140,213        140,655
                                                                                               ---------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit, Inc. Series 1995-A, Class A
9.30%, due 7/1/15                                                                 126,971        125,702
                                                                                               ---------

THRIFTS & MORTGAGE FINANCE (0.0%)                                        ++
Vanderbilt Mortgage Finance
Series 1999-B, Class 1A4
6.545%, due 4/7/18                                                                 13,157         13,280
                                                                                               ---------

Total Asset-Backed Securities
   (Cost $1,153,219)                                                                           1,161,327
                                                                                               ---------

CONVERTIBLE BONDS (0.9%)
BIOTECHNOLOGY (0.1%)
Amgen, Inc. (Zero Coupon)
0.00%, due 3/1/32                                                                 225,000        176,906
                                                                                                 -------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Lincare Holdings, Inc., Senior Note
3.00%, due 6/15/33                                                                180,000        181,350
                                                                                                 -------

HEALTH CARE-SERVICES (0.3%)

Laboratory Corp. of America Holdings (Zero Coupon)
0.00%, due 9/11/21                                                       (a)      455,000        341,819
                                                                                               ---------

INTERNET (0.1%)
At Home Corp., Subordinated Note
4.75%, due 12/15/06                                                      (b) (c)  504,238             50
Riverstone Networks, Inc., Senior Note
3.75%, due 12/1/06                                                       (b) (d)   95,000         89,300
                                                                                               ---------
                                                                                                  89,350
                                                                                               ---------

MEDIA (0.1%)
Adelphia Communications Corp., Subordinated Note
6.00%, due 2/15/06                                                       (b)       80,000          4,200
UnitedGlobalCom, Inc.
1.75%, due 4/15/24                                                       (d)       90,000        109,120
                                                                                               ---------
                                                                                                 113,320
                                                                                               ---------

TELECOMMUNICATIONS (0.2%)
Lucent Technologies, Inc., Subordinated Note
8.00%, due 8/1/31                                                                  95,000         98,681
Nortel Networks Corp., Guaranteed Senior Note
4.25%, due 9/1/08                                                                 240,000        225,300
                                                                                               ---------
                                                                                                 323,981
                                                                                               ---------

Total Convertible Bonds
   (Cost $1,218,220)                                                                           1,226,726
                                                                                               ---------

CORPORATE BONDS (26.6%)
ADVERTISING (0.1%)
Bear Creek Corp., Senior Note
9.00%, due 3/1/13                                                        (d)       40,000         39,600
Vertis, Inc., Senior Note
9.75%, due 4/1/09                                                                 120,000        125,400
                                                                                                 -------
                                                                                                 165,000
                                                                                                 -------

AEROSPACE & DEFENSE (0.2%)
BE Aerospace, Inc., Senior Subordinated Note
8.00%, due 3/1/08                                                                  40,000         40,100
Sequa Corp.
8.875%, due 4/1/08                                                                207,000        224,077
                                                                                                 -------
                                                                                                 264,177
                                                                                                 -------

AGRICULTURE (0.2%)
Cargill, Inc.
4.375%, due 6/1/13                                                       (d)      100,000         96,483
5.00%, due 11/15/13                                                      (d)      135,000        135,080
                                                                                                 -------
                                                                                                 231,563
                                                                                                 -------

AIRLINES (0.4%)
Delta Air Lines, Inc.
8.30%, due 12/15/29                                                      (e)      671,000        150,975
9.75%, due 5/15/21                                                                  5,000          1,175
10.375%, due 12/15/22                                                              10,000          2,350
Delta Air Lines, Inc., Senior Note
10.00%, due 8/15/08                                                      (e)       35,000         10,150
Northwest Airlines Corp., Senior Note
10.00%, due 2/1/09                                                       (e)      244,000        118,035
Northwest Airlines, Inc.
9.875%, due 3/15/07                                                      (e)      175,000         92,750
Southwest Airlines Co.
5.125%, due 3/1/17                                                                 80,000         76,674
5.25%, due 10/1/14                                                                 40,000         39,454
                                                                                                 -------
                                                                                                 491,563
                                                                                                 -------

AUTO MANUFACTURERS (0.2%)
DaimlerChrysler NA Holding Corp., Senior Note
6.50%, due 11/15/13                                                               285,000        307,264
                                                                                                 -------

AUTO PARTS & EQUIPMENT (0.3%)
Collins & Aikman Products Co., Senior Note
10.75%, due 12/31/11                                                     (b) (e)   50,000         13,750
Collins & Aikman Products Co., Senior Subordinated Note
12.875%, due 8/15/12                                                     (d)      350,000         18,375
Goodyear Tire & Rubber Co. (The)
12.50%, due 3/1/11                                                                360,000        407,700
                                                                                               ---------
                                                                                                 439,825
                                                                                               ---------

BANKS (0.3%)
FleetBoston Financial Corp.
3.85%, due 2/15/08                                                                 60,000         58,941
Fremont General Corp., Series B, Senior Note
7.875%, due 3/17/09                                                               255,000        260,100
Wachovia Corp., Senior Note
5.50%, due 8/1/35                                                                 110,000        109,839
                                                                                               ---------
                                                                                                 428,880
                                                                                               ---------

BUILDING MATERIALS (0.3%)
Dayton Superior Corp., Senior Secured Note
10.75%, due 9/15/08                                                               145,000        150,800
Goodman Global Holding Co., Inc., Senior Note
6.41%, due 6/15/12                                                       (d) (f)   40,000         40,200
Interline Brands, Inc., Senior Subordinated Note
11.50%, due 5/15/11                                                               121,000        134,310
MMI Products, Inc., Series B, Senior Subordinated Note
11.25%, due 4/15/07                                                                70,000         68,425
                                                                                               ---------
                                                                                                 393,735
                                                                                               ---------

CHEMICALS (0.9%)
Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
10.625%, due 5/1/11                                                               275,000        306,625
Lyondell Chemical Co., Senior Secured Note
10.50%, due 6/1/13                                                                215,000        248,325
Millennium America, Inc., Senior Note
7.00%, due 11/15/06                                                                80,000         82,000
7.625%, due 11/15/26                                                              149,000        139,501
Terra Capital, Inc., Senior Secured Note
12.875%, due 10/15/08                                                             372,000        440,820
                                                                                               ---------
                                                                                               1,217,271
                                                                                               ---------

COMMERCIAL SERVICES (0.5%)
Great Lakes Dredge & Dock Corp., Senior Subordinated Note
7.75%, due 12/15/13                                                               100,000         85,500
Language Line, Inc., Senior Subordinated Note
11.125%, due 6/15/12                                                              125,000        118,750
Phoenix Color Corp., Senior Subordinated Note
10.375%, due 2/1/09                                                               113,000        105,372
Protection One Alarm Monitoring, Inc., Series B, Guaranteed
Senior Subordinated Note
8.125%, due 1/15/09                                                                65,000         63,050
Quintiles Transnational Corp., Senior Subordinated Note
10.00%, due 10/1/13                                                               220,000        245,300
                                                                                               ---------
                                                                                                 617,972
                                                                                               ---------

COMPUTERS (0.4%)
SunGard Data Systems, Inc., Senior Note
3.75%, due 1/15/09                                                                140,000        129,500
3.967%, due 8/15/13                                                      (d) (f)   50,000         51,812
4.875%, due 1/15/14                                                                25,000         21,875
9.125%, due 8/15/13                                                      (d)      155,000        161,006
SunGard Data Systems Inc., Senior Subordinated Note
10.25%, due 8/15/15                                                      (d)      210,000        217,612
                                                                                               ---------
                                                                                                 581,805
                                                                                               ---------

CONTAINERS & PACKAGING (0.1%)
Smurfit Capital Funding PLC, Guaranteed Note

7.50%, due 11/20/25                                                                  185,000     172,975
                                                                                               ---------

DIVERSIFIED FINANCIAL SERVICES (4.9%)
American Real Estate Partners, LP, Senior Note
8.125%, due 6/1/12                                                                   270,000     284,850
Bear Stearns Cos. (The), Inc., Global Note
4.00%, due 1/31/08                                                                   230,000     227,362
Caithness Coso Funding Corp., Series B, Senior Secured Note
9.05%, due 12/15/09                                                                  177,184     194,903
Citigroup, Inc., Note
0.80%, due 10/30/08                                                               30,000,000     269,915
Dollar Financial Group, Inc., Senior Note
9.75%, due 11/15/11                                                                   80,000      83,000
FGIC Corp.
6.00%, due 1/15/34                                                       (d)         160,000     170,489
General Electric Capital Corp.
5.25%, due 12/10/13                                                                  140,000     252,398
General Motors Acceptance Corp.
6.15%, due 4/5/07                                                                    175,000     174,883
8.00%, due 11/1/31                                                                   340,000     329,801
General Motors Acceptance Corp., Global Note
6.75%, due 12/1/14                                                                   280,000     263,728
General Motors Acceptance Corp., Senior Note
5.625%, due 5/15/09                                                                   90,000      86,292
Goldman Sachs Group, Inc.
5.125%, due 4/24/13                                                                  170,000     227,846
Goldman Sachs Group, Inc., Guaranteed Note
6.345%, due 2/15/34                                                                   95,000     100,452
HSBC Finance Corp.
4.75%, due 4/15/10                                                                   200,000     199,672
5.00%, due 6/30/15                                                                   305,000     302,027
6.375%, due 11/27/12                                                                  90,000      97,401
7.25%, due 5/15/06                                                                   400,000     409,109
IPC Acquisition Corp., Senior Subordinated Note
11.50%, due 12/15/09                                                                 285,000     308,883
J Paul Getty Trust, Series 2003
5.875%, due 10/1/33                                                                   90,000      95,713
JP Morgan Chase Capital XVII
8.85%, due 8/1/35                                                                    100,000      99,245
LaBranche & Co., Inc., Senior Note
9.50%, due 5/15/09                                                                   100,000     107,500
11.00%, due 5/15/12                                                                  160,000     177,600
Morgan Stanley
3.625%, due 4/1/08                                                                   265,000     258,874
Morgan Stanley & Co.
5.375%, due 11/14/13                                                                 390,000     700,659
OMX Timber Finance Investments LLC, Series 1
5.42%, due 1/29/20                                                       (d)         100,000     101,150
Pharma Services Intermediate Holding Corp., Senior Note
0.00%, due 4/1/14                                                        (g)         225,000     168,750
Rainbow National Services LLC, Guaranteed Senior Note
8.75%, due 9/1/12                                                        (d)          90,000      98,775
10.375%, due 9/1/14                                                      (d)         260,000     297,700
Residential Capital Corp.
6.375%, due 6/30/10                                                      (d)         170,000     172,732
Ucar Finance, Inc., Guaranteed Senior Note
10.25%, due 2/15/12                                                                  205,000     219,862
                                                                                               ---------
                                                                                               6,481,571
                                                                                               ---------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Telcordia Technologies, Inc., Senior Subordinated Note
10.00%, due 3/15/13                                                      (d)         200,000     194,000
                                                                                               ---------

ELECTRIC (1.8%)
AES Corp. (The), Senior Secured Note
9.00%, due 5/15/15                                                       (d)         400,000     446,000
AES Eastern Energy, LP, Series 1999-A
9.00%, due 1/2/17                                                                    344,933     403,572

Calpine Corp.
9.875%, due 12/1/11                                                   (d)             29,000      22,765
Calpine Corp., Senior Secured Note
8.50%, due 7/15/10                                                    (d) (e)        361,000     277,970
Calpine Gilroy, LP
10.00%, due 9/30/14                                                   (h)            239,335     239,335
Kiowa Power Partners LLC, Senior Secured Note
5.737%, due 3/30/21                                                   (d)            215,000     213,306
Mirant Americas Generation LLC, Senior Note
8.30%, due 5/1/11                                                     (b)             45,000      51,750
8.50%, due 10/1/21                                                    (b)            165,000     189,750
9.125%, due 5/1/31                                                    (b) (e)         45,000      53,325
PSEG Energy Holdings LLC, Senior Note
8.625%, due 2/15/08                                                                   50,000      53,375
PSEG Power LLC, Senior Note
6.875%, due 4/15/06                                                                  300,000     305,099
Tenaska Virginia Partners, LP, Senior Secured Note
6.119%, due 3/30/24                                                   (d)            107,609     112,186
                                                                                               ---------
                                                                                               2,368,433
                                                                                               ---------

ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
Emerson Electric Co.
6.00%, due 8/15/32                                                                    50,000      55,305
Spectrum Brands Inc., Senior Subordinated Note
8.50%, due 10/1/13                                                                    50,000      52,750
                                                                                               ---------
                                                                                                 108,055
                                                                                               ---------

ENTERTAINMENT (0.2%)
LCE Acquisition Corp., Senior Subordinated Note
9.00%, due 8/1/14                                                     (d)             95,000      92,625
President Casinos, Inc.
12.00%, due 9/15/06                                                   (b) (d) (p)     21,387      21,173
13.00%, due 9/15/06                                                   (b) (p)         47,658      46,705
Warner Music Group, Senior Subordinated Note
7.375%, due 4/15/14                                                                   95,000      98,087
                                                                                               ---------
                                                                                                 258,590
                                                                                               ---------

ENVIRONMENTAL CONTROL (0.2%)
Geo Sub Corp., Senior Note
11.00%, due 5/15/12                                                                  235,000     237,350
                                                                                               ---------

FOOD (0.5%)
Chiquita Brands International, Inc., Senior Note
7.50%, due 11/1/14                                                                    35,000      33,950
Pinnacle Foods Holding Corp., Senior Subordinated Note
8.25%, due 12/1/13                                                    (e)            240,000     218,400
Safeway, Inc.
4.125%, due 11/1/08                                                                   70,000      68,398
6.15%, due 3/1/06                                                                    160,000     161,326
Swift & Co., Senior Note
10.125%, due 10/1/09                                                                  45,000      48,937
Swift & Co., Senior Subordinated Note
12.50%, due 1/1/10                                                                   165,000     184,387
                                                                                               ---------
                                                                                                 715,398
                                                                                               ---------

GAS UTILITIES (0.1%)
Star Gas Partners, LP/Star Gas Finance Co., Senior Note
10.25%, due 2/15/13                                                   (e)            140,000     129,500
                                                                                               ---------

HAND & MACHINE TOOLS (0.1%)
Thermadyne Holdings Corp., Senior Subordinated Note
9.25%, due 2/1/14                                                                    100,000      95,000
                                                                                               ---------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Vanguard Health Holding Co. II LLC, Senior Subordinated Note
9.00%, due 10/1/14                                                                   175,000     190,312
                                                                                               ---------

HEALTH CARE-SERVICES (0.6%)

    Ameripath, Inc., Senior Subordinated Note
    10.50%, due 4/1/13                                                                    190,000     192,375
    Highmark, Inc., Senior Note
    6.80%, due 8/15/13                                                       (d)          245,000     267,557
    National Nephrology Associates, Inc.,  Senior Subordinated Note
    9.00%, due 11/1/11                                                       (d)           75,000      83,812
    Quest Diagnostics, Inc.
    6.75%, due 7/12/06                                                                    220,000     224,622
                                                                                                    ---------
                                                                                                      768,366
                                                                                                    ---------

    HOME BUILDERS (0.1%)
    Beazer Homes USA, Inc., Senior Note
    6.875%, due 7/15/15                                                      (d)          170,000     171,700
                                                                                                    ---------

    HOME FURNISHINGS (1.3%)
    Fedders North America, Inc., Senior Note
    9.875%, due 3/1/14                                                                     95,000      67,450
&   Whirlpool Corp.
    5.50%, due 8/11/35                                                                  1,670,000   1,678,871
                                                                                                    ---------
                                                                                                    1,746,321
                                                                                                    ---------

    HOTELS, RESTAURANTS & LEISURE (0.2%)
    Caesars Entertainment, Inc., Senior Subordinated Note
    8.875%, due 9/15/08                                                                    35,000      38,937
    Starwood Hotel & Resorts
    7.375%, due 11/15/15                                                                  172,000     190,920
                                                                                                    ---------
                                                                                                      229,857
                                                                                                    ---------

    HOUSEHOLD PRODUCTS & WARES (0.1%)
    Spectrum Brands, Inc., Senior Subordinated Note
    7.375%, due 2/1/15                                                                    190,000     187,625
                                                                                                    ---------

    INSURANCE (0.5%)
    Crum & Forster Holdings Corp.
    10.375%, due 6/15/13                                                                  220,000     242,000
    Fund American Cos., Inc., Guaranteed Senior Note
    5.875%, due 5/15/13                                                                   190,000     193,854
    Lumbermens Mutual Casualty, Senior Note
    8.45%, due 12/1/97                                                       (b) (d)       35,000       1,312
    9.15%, due 7/1/26                                                        (b) (d)      535,000      20,062
    Phoenix Life Insurance Co., Senior Note
    7.15%, due 12/15/34                                                      (d)          175,000     176,268
                                                                                                    ---------
                                                                                                      633,496
                                                                                                    ---------

    INTERNET (0.0%)                                                          ++
    Globix Corp., Senior Secured Note
    11.00%, due 5/1/08                                                       (d) (i)       48,788      46,349
                                                                                                    ---------

    IRON & STEEL (0.3%)
    Allegheny Ludlum Corp.
    6.95%, due 12/15/25                                                                    20,000      18,712
    Allegheny Technologies, Inc.
    8.375%, due 12/15/11                                                                  185,000     194,250
    United States Steel LLC, Senior Note
    10.75%, due 8/1/08                                                                    150,000     168,562
                                                                                                    ---------
                                                                                                      381,524
                                                                                                    ---------

    LODGING (0.0%)                                                           ++
    Caesars Entertainment, Inc.
    9.375%, due 2/15/07                                                                    45,000      47,813
                                                                                                    ---------

    MACHINERY (0.3%)
    Mark IV Industries, Inc., Senior Subordinated Note
    7.50%, due 9/1/07                                                                     414,000     399,510
                                                                                                    ---------

    MEDIA (2.3%)
    Adelphia Communications Corp., Senior Note
    10.25%, due 11/1/06                                                      (b) (e)      155,000     132,138

10.25%, due 6/15/11                                                      (b) (e)   165,000     148,706
Adelphia Communications Corp., Series B, Senior Note
9.25%, due 10/1/32                                                       (b)        20,000      17,050
Clear Channel Communications, Inc.
5.50%, due 9/15/14                                                                 190,000     178,012
Frontiervision Operating PRT, Senior Subordinated Note
11.00%, due 10/15/06                                                     (b)       389,000     527,095
Houghton Mifflin Co.
7.20%, due 3/15/11                                                                 470,000     478,225
Medianews Group, Inc., Senior Subordinated Note
6.875%, due 10/1/13                                                                 65,000      65,488
Morris Publishing Group LLC, Senior Subordinated Note
7.00%, due 8/1/13                                                                  220,000     218,075
Paxson Communications Corp., Senior Subordinated Note
12.25%, due 1/15/09                                                      (g)       290,000     275,500
Reed Elsevier Capital, Inc.
4.625%, due 6/15/12                                                                120,000     117,042
Time Warner Entertainment Co., LP, Senior Note
10.15%, due 5/1/12                                                                 415,000     527,721
Ziff Davis Media, Inc., Senior Secured Note
9.15%, due 5/1/12                                                        (f)       135,000     130,613
Ziff Davis Media, Inc., Series B, Senior Note
13.00%, due 8/12/09                                                      (i)       187,004     199,627
                                                                                             ---------
                                                                                             3,015,292
                                                                                             ---------

METAL FABRICATE & HARDWARE (0.1%)
Mueller Group, Inc., Senior Subordinated Note
10.00%, due 5/1/12                                                                 140,000     149,800
                                                                                             ---------

OIL & GAS (0.8%)
Enterprise Products Operating, LP, Series B, Senior Note
6.65%, due 10/15/34                                                                155,000     167,208
Evergreen Resources, Inc., Senior Note
5.875%, due 3/15/12                                                                 50,000      50,365
Forest Oil Corp.
8.00%, due 6/15/08                                                                 210,000     224,700
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note
10.50%, due 9/1/10                                                       (d)        15,000      16,650
Mission Resources Corp., Senior Note
9.875%, due 4/1/11                                                                 150,000     162,000
Newfield Exploration Co., Senior Note
7.625%, due 3/1/11                                                                  15,000      16,425
Newfield Exploration Co., Senior Subordinated Note
8.375%, due 8/15/12                                                                 15,000      16,350
Parker Drilling Co., Senior Note
9.625%, due 10/1/13                                                      (d)        80,000      90,800
10.125%, due 11/15/09                                                    (e)         4,000       4,205
Plains Exploration & Production Co., Senior Subordinated Note
8.75%, due 7/1/12                                                                  100,000     109,250
Vintage Petroleum, Inc., Senior Note
8.25%, due 5/1/12                                                                  220,000     238,425
                                                                                             ---------
                                                                                             1,096,378
                                                                                             ---------

OIL & GAS SERVICES (0.1%)
Lone Star Technologies, Senior Subordinated Note
9.00%, due 6/1/11                                                                  125,000     133,438
                                                                                             ---------

PACKAGING & CONTAINERS (0.8%)
Consolidated Container Co. LLC, Senior Note
10.75%, due 6/15/09                                                      (g)       245,000     188,650
Owens-Brockway, Senior Secured Note
8.875%, due 2/15/09                                                                145,000     153,338
Owens-Illinois, Inc., Senior Note
7.80%, due 5/15/18                                                                 383,000     398,320
8.10%, due 5/15/07                                                       (e)       270,000     281,475
                                                                                             ---------
                                                                                             1,021,783
                                                                                             ---------

PAPER & FOREST PRODUCTS (0.6%)
Georgia-Pacific Corp.
8.875%, due 5/15/31                                                                 70,000      87,500
Georgia-Pacific Corp., Senior Note
8.875%, due 2/1/10                                                                 395,000     444,375
9.375%, due 2/1/13                                                                  45,000      50,850
Pope & Talbot, Inc.
8.375%, due 6/1/13                                                                 167,000     165,330
Pope & Talbot, Inc., Senior Note
8.375%, due 6/1/13                                                                  45,000      44,550
                                                                                             ---------
                                                                                               792,605
                                                                                             ---------

PHARMACEUTICALS (0.3%)
Medco Health Solutions, Inc., Senior Note
7.25%, due 8/15/13                                                                 240,000     267,136
Warner Chilcott Corp., Senior Subordinated Note
8.75%, due 2/1/15                                                        (d)        85,000      83,938
                                                                                             ---------
                                                                                               351,074
                                                                                             ---------

PIPELINES (1.2%)
ANR Pipeline Co.
9.625%, due 11/1/21                                                                130,000     165,394
Dynegy Holdings, Inc., Senior Note
9.875%, due 7/15/10                                                      (d)        75,000      82,875
EI Paso Natural Gas Co.
7.50%, due 11/15/26                                                                 25,000      26,879
EI Paso Natural Gas Co., Senior Note
7.625%, due 8/1/10                                                                 205,000     215,805
EI Paso Production Holding Co., Senior Note
7.75%, due 6/1/13                                                                  485,000     514,706
Energy Transfer Partners, LP
5.95%, due 2/1/15                                                                  260,000     261,496
Kern River Funding Corp., Senior Note
4.893%, due 4/30/18                                                      (d)       250,158     250,501

Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note
7.125%, due 6/15/14                                                                 60,000      63,450
                                                                                             ---------
                                                                                             1,581,106
                                                                                             ---------

REAL ESTATE (1.0%)
CB Richard Ellis Services, Inc., Senior Note
9.75%, due 5/15/10                                                                  73,000      81,213
CB Richard Ellis Services, Inc., Senior Subordinated Note
11.25%, due 6/15/11                                                                244,000     271,450
Crescent Real Estate Equities, LP
7.50%, due 9/15/07                                                                 310,000     316,975
iStar Financial, Inc., Senior Note
6.50%, due 12/15/13                                                                130,000     133,969
Omega Healthcare Investors, Inc., Senior Note
7.00%, due 4/1/14                                                                  255,000     258,825
Trustreet Properties, Inc., Senior Note
7.50%, due 4/1/15                                                        (d)       250,000     256,875
                                                                                             ---------
                                                                                             1,319,307
                                                                                             ---------

RETAIL (1.0%)
Blockbuster, Inc., Senior Subordinated Note
9.00%, due 9/1/12                                                        (d) (e)   150,000     136,125
CVS Corp.
5.298%, due 1/11/27                                                      (d)       127,779     129,507
5.789%, due 1/10/26                                                      (d)       106,251     111,932
Dayton Hudson Co.
8.60%, due 1/15/12                                                                 125,000     151,082
Duane Reade, Inc., Senior Secured Note
7.91%, due 12/15/10                                                      (d) (f)    45,000      43,875
Kohl's Corp.
6.00%, due 1/15/33                                                                 285,000     300,051
Toys R US, Inc.
7.625%, due 8/1/11                                                       (e)       395,000     356,488
Wal-Mart Stores, Inc.

4.50%, due 7/1/15                                                                  125,000      121,343
                                                                                             ----------
                                                                                              1,350,403
                                                                                             ----------

SEMICONDUCTORS (0.3%)
Amkor Technology, Inc., Senior Note
7.125%, due 3/15/11                                                      (e)       190,000      165,775
7.75%, due 5/15/13                                                       (e)        20,000       17,000

MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
6.66%, due 12/15/11                                                      (d) (f)    95,000       95,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
Senior Subordinated Note
8.00%, due 12/15/14                                                      (d)       125,000      120,938
                                                                                             ----------
                                                                                                398,713
                                                                                             ----------

SOFTWARE (0.1%)
Computer Associates International, Inc., Senior Note
4.75%, due 12/1/09                                                       (d)       120,000      118,654
                                                                                             ----------

TELECOMMUNICATIONS (2.4%)
AT&T Corp., Reg S
7.75%, due 11/21/06                                                                120,000      153,453
Citizens Communications Co.
7.60%, due 6/1/06                                                                  100,000      101,500
9.25%, due 5/15/11                                                                  45,000       50,288
Dobson Cellular Systems, Senior Note
7.96%, due 11/1/11                                                       (f)        40,000       41,700
8.375%, due 11/1/11                                                                 40,000       42,500
9.875%, due 11/1/12                                                                 75,000       82,969
Loral Cyberstar, Inc., Senior Note
10.00%, due 7/15/06                                                      (b)       233,000      209,700
Lucent Technologies, Inc.
7.25%, due 7/15/06                                                       (e)       172,000      176,085
MCI, Inc.
6.908%, due 5/1/07                                                                  21,000       21,263
New Cingular Wireless Services, Inc., Senior Note
8.75%, due 3/1/31                                                                  215,000      297,030
PanAmSat Corp., Senior Note
9.00%, due 8/15/14                                                                  92,000      101,660
Qwest Communications International, Inc., Senior Note
7.25%, due 2/15/11                                                                 250,000      243,750
7.50%, due 2/15/14                                                                  65,000       62,725
Qwest Communications International, Inc., Series B, Senior Note
7.50%, due 2/15/14                                                       (d)       200,000      193,000
Qwest Corp.
5.625%, due 11/15/08                                                                15,000       14,794
7.50%, due 6/15/23                                                                 195,000      178,425
8.875%, due 3/15/12                                                                100,000      109,500
8.875%, due 6/1/31                                                                 180,000      184,500
Qwest Services Corp., Senior Subordinated Note
13.50%, due 12/15/10                                                               159,000      182,850
14.00%, due 12/15/14                                                               110,000      133,100
SBC Communications, Inc., Global Note
4.125%, due 9/15/09                                                                115,000      112,563
Triton PCS, Inc., Guaranteed Senior Note
8.50%, due 6/1/13                                                        (e)       235,000      216,200
TSI Telecommunications, Senior Subordinated Note
12.75%, due 2/1/09                                                                 240,000      266,400
                                                                                             ----------
                                                                                              3,175,955
                                                                                             ----------

Total Corporate Bonds
   (Cost $34,398,041)                                                                        35,207,308
                                                                                             ----------

CORPORATE BONDS - FOREIGN (9.2%)
ARGENTINA (0.2%)
Argentine Beverages Financial Trust
7.375%, due 3/22/12                                                      (d)         250,000      253,750
YPF SA
9.125%, due 2/24/09                                                                   60,000       65,550
                                                                                                ---------
                                                                                                  319,300
                                                                                                ---------

BERMUDA (0.4%)
AES China Generating Co.
8.25%, due 6/26/10                                                                   230,000      235,352
Intelsat Bermuda, Ltd., Senior Note
8.25%, due 1/15/13                                                       (d)         135,000      141,075
8.695%, due 1/15/12                                                      (d) (f)     160,000      163,200
                                                                                                ---------
                                                                                                  539,627
                                                                                                ---------

BRAZIL (0.5%)
CIA Brasileira de Bebidas, Guaranteed Note
10.50%, due 12/15/11                                                                 365,000      453,513
Caue Finance, Ltd., Guaranteed Note
8.875%, due 8/1/15                                                       (d)         200,000      204,500
                                                                                                ---------
                                                                                                  658,013
                                                                                                ---------

CANADA (1.2%)
Quebecor Media, Inc., Senior Note
11.125%, due 7/15/11                                                                  72,000       79,920
13.75%, due 7/15/11                                                      (g)         301,000      304,386
CanWest Media, Inc., Senior Subordinated Note
8.00%, due 9/15/12                                                                   202,611      215,021
Hollinger, Inc.
11.875%, due 3/1/11                                                      (d)          40,000       40,000
Hollinger, Inc., Senior Secured Note
12.875%, due 3/1/11                                                      (d)         133,000      145,469
Rogers Cable, Inc., Senior Secured Note
7.875%, due 5/1/12                                                                   245,000      267,663
Shaw Communications, Inc., Senior Note
7.50%, due 11/20/13                                                                  225,000      201,920
Sun Media Corp., Senior Note
7.625%, due 2/15/13                                                                  210,000      221,025
Alcan, Inc., Senior Note
5.75%, due 6/1/35                                                                    145,000      145,813
                                                                                                ---------
                                                                                                1,621,217
                                                                                                ---------

CAYMAN ISLANDS (0.2%)
Votorantim Overseas III
7.875%, due 1/23/14                                                      (d)         100,000      102,000
CSN Islands VIII Corp., Guaranteed Note
9.75%, due 12/16/13                                                      (d)         200,000      213,000
                                                                                                ---------
                                                                                                  315,000
                                                                                                ---------

CHILE (0.4%)
AES Gener SA, Senior Note
7.50%, due 3/25/14                                                                   250,000      256,605
Corp Nacional del Cobre de Chile - Codelco
5.50%, due 10/15/13                                                      (d)          55,000       56,551
Empresa Nacional de Petroleo ENAP
6.75%, due 11/15/12                                                      (d)         200,000      217,515
                                                                                                ---------
                                                                                                  530,671
                                                                                                ---------

COLOMBIA (0.2%)
Bavaria SA, Senior Note
8.875%, due 11/1/10                                                      (d)         215,000      239,188
                                                                                                ---------

DENMARK (0.1%)
Realkredit Danmark A/S
6.00%, due 10/1/29                                                                 1,147,637      193,780
                                                                                                ---------

FRANCE (0.3%)
Crown European Holdings SA, Senior Secured Note
9.50%, due 3/1/11                                                                    300,000      330,000
10.875%, due 3/1/13                                                                   60,000       70,350
                                                                                                ---------

                                                                                                  400,350
                                                                                                ---------

GERMANY (2.0%)
Kreditanstalt fuer Wiederaufbau
4.75%, due 8/18/06                                                                    724,000     900,972
Landwirtschaftliche Rentenbank
Series E
0.65%, due 9/30/08                                                                 50,000,000     450,745
Aries Vermoegensverwaltungs GmbH
Series C
9.60%, due 10/25/14                                                      (d)          250,000     321,000
Aries Vermoegensverwaltungs GmbH, Reg S
9.60%, due 10/25/14                                                                   250,000     320,925
Citibank Global Markets Deutschland for Severstal
9.25%, due 4/19/14                                                       (d)          190,000     196,175
Dresdner Bank AG for Kyivstar GSM
10.375%, due 8/17/09                                                     (d)          275,000     304,975
Ultrapetrol Bahamas, Ltd.
9.00%, due 11/24/14                                                                   100,000      88,750
                                                                                                ---------
                                                                                                2,583,542
                                                                                                ---------

JAPAN (0.2%)
Nippon Life Insurance, Global Note
4.875%, due 8/9/10                                                       (d)          250,000     248,342
                                                                                                ---------

LIBERIA (0.1%)
Royal Caribbean Cruises, Ltd., Senior Note
6.875%, due 12/1/13                                                                   135,000     144,788
                                                                                                ---------

LUXEMBOURG (0.7%)
UBS Luxembourg SA for Wimm-Bill-Dann Foods OJSC, Guaranteed Note
8.50%, due 5/21/08                                                       (d)          100,000     101,125
Gazprom International SA
7.201%, due 2/1/20                                                       (d)          200,000     214,750
Tengizchevroil Finance Co., SARL, Guaranteed Note
6.124%, due 11/15/14                                                     (d)          100,000     101,375
Millicom International Cellular SA, Senior Note
10.00%, due 12/1/13                                                                   300,000     310,500
Mobile Telesystems Finance SA
9.75%, due 1/30/08                                                       (d)          150,000     161,250
                                                                                                ---------
                                                                                                  889,000
                                                                                                ---------

MEXICO (0.5%)
Innova S de RL, Senior Note
9.375%, due 9/19/13                                                                   100,000     113,000
Telefonos de Mexico SA de CV, Senior Note
4.50%, due 11/19/08                                                                   180,000     177,403
5.50%, due 1/27/15                                                       (d)          110,000     108,286
8.25%, due 1/26/06                                                                    200,000     203,825
Grupo Transportacion Ferroviaria Mexicana SA DE CV, Senior Note
12.50%, due 6/15/12                                                                    50,000      58,875
                                                                                                ---------
                                                                                                  661,389
                                                                                                ---------

NETHERLANDS (0.4%)
Kazkommerts International BV, Guaranteed Note
8.50%, due 4/16/13                                                       (d)          400,000     425,000
Coca-Cola HBC Finance BV
5.125%, due 9/17/13                                                                    50,000      50,945
Parmalat Finance Corp. BV
6.25%, due 2/7/25                                                        (b)          300,000      90,934
                                                                                                ---------
                                                                                                  566,879
                                                                                                ---------

RUSSIA (0.4%)
Morgan Stanley Bank AG for OAO Gazprom
9.625%, due 3/1/13                                                       (d)          160,000     194,400
Salomon Brothers AG for OAO Siberian Oil Co., Reg S
10.75%, due 1/15/09                                                                   100,000     115,000

Salomon Brothers AG for Tyumen Oil Co.
11.00%, due 11/6/07                                                      (d)          250,000      277,813
                                                                                                ----------
                                                                                                   587,213
                                                                                                ----------

SINGAPORE (0.3%)
PSA Corp., Ltd.
7.125%, due 8/1/05                                                       (d)          190,000      190,000
SP PowerAssets, Ltd.
5.00%, due 10/22/13                                                      (d)          175,000      176,820
                                                                                                ----------
                                                                                                   366,820
                                                                                                ----------

SOUTH KOREA (0.1%)
LG Electronics, Inc.
5.00%, due 6/17/10                                                       (d)          100,000       98,275
                                                                                                ----------

SUPRANATIONAL (0.3%)
INVISTA
9.25%, due 5/1/12                                                        (d)          205,000      225,756
Jafra Cosmetics International, Inc./Distribuidora Comerical
Jafra SA de CV,
Senior Subordinated Note
10.75%, due 5/15/11                                                                   118,000      132,160
                                                                                                ----------
                                                                                                   357,916
                                                                                                ----------

SWEDEN (0.2%)
Stena AB
9.625%, due 12/1/12                                                                   200,000      220,250
                                                                                                ----------

UNITED KINGDOM (0.5%)
Ono Finance
10.50%, due 5/15/14                                                      (d)          110,000      140,038
Inmarsat Finance PLC, Senior Note
0.00%, due 11/15/12                                                      (g)          250,000      200,000
Navigator Gas Transport PLC
10.50%, due 6/30/07                                                      (b)(d)(j)    362,000      333,040
                                                                                                ----------
                                                                                                   673,078
                                                                                                ----------

Total Corporate Bonds - Foreign
   (Cost $11,272,280)                                                                           12,214,638
                                                                                                ----------

FOREIGN GOVERNMENT BONDS (26.8%)
AUSTRALIA (0.4%)
Commonwealth of Australia
7.50%, due 9/15/09                                                                    570,000     469,128
                                                                                                ---------

AUSTRIA (0.7%)
Republic of Austria
4.65%, due 1/15/18                                                                    643,000     875,106
                                                                                                ---------

BELGIUM (1.2%)
Kingdom of Belgium
3.00%, due 9/28/08                                                                    825,000   1,018,139
5.00%, due 9/28/11                                                                    400,000     543,278
                                                                                                ---------
                                                                                                1,561,417
                                                                                                ---------

BRAZIL (2.0%)
Republic of Brazil
4.75%, due 4/10/07                                                                 25,000,000     231,843
11.00%, due 8/17/40                                                                 1,000,000   1,176,000
14.50%, due 10/15/09                                                                1,000,000   1,287,500
                                                                                                ---------
                                                                                                2,695,343
                                                                                                ---------

CANADA (1.4%)
Canada Government
5.25%, due 6/1/12                                                                     344,000     306,909
5.50%, due 6/1/10                                                                     525,000     467,450
5.75%, due 6/1/33                                                        (k)          550,000     556,717

    Canada Housing Trust No 1
    3.70%, due 9/15/08                                (d)                575,000     475,544
    Quebec Province
    5.00%, due 7/17/09                                                    80,000      81,474
                                                                                   ---------
                                                                                   1,888,094
                                                                                   ---------

    COLOMBIA (0.2%)
    Republic of Colombia
    8.125%, due 5/21/24                                                  300,000     299,250
                                                                                   ---------

    DENMARK (0.4%)
    Kingdom of Denmark
    5.00%, due 11/15/13                                                2,985,000     554,022
                                                                                   ---------

    ECUADOR (0.3%)
    Republic of Ecuador
    Reg S
    8.00%, due 8/15/30                                                   495,000     428,175
                                                                                   ---------

    EL SALVADOR (0.2%)
    Republic of El Salvador
    7.75%, due 1/24/23                                (d)                250,000     280,625
                                                                                   ---------

    FRANCE (0.4%)
    French Republic
    4.75%, due 7/12/07                                                   400,000     507,675
                                                                                   ---------

    GERMANY (5.8%)
    Republic of Germany
&   3.75%, due 1/4/09                                 (k)              2,610,000   3,299,160
    4.50%, due 8/18/06                                                   145,000     179,983
    4.75%, due 7/4/08                                                    125,000     161,546
&   5.00%, due 7/4/11                                                  1,405,000   1,905,177
    5.25%, due 1/4/08                                                    704,000     911,406
    5.375%, due 1/4/10                                                   450,000     608,379
    6.25%, due 1/4/30                                                    350,000     595,531
                                                                                   ---------
                                                                                   7,661,182
                                                                                   ---------

    GREECE (1.7%)
    Hellenic Republic
&   4.50%, due 5/20/14                                                 1,200,000   1,584,006
    5.90%, due 10/22/22                                                  406,000     619,310
                                                                                   ---------
                                                                                   2,203,316
                                                                                   ---------

    INDONESIA (0.1%)
    Republic of Indonesia
    7.25%, due 4/20/15                                (d)                180,000     181,800
                                                                                   ---------

    ITALY (1.6%)
    Italian Republic
    3.80%, due 3/27/08                                                30,000,000     291,889
    5.25%, due 12/15/05                                                  321,000     393,612
    5.50%, due 11/1/10                                                   600,000     822,286
    6.50%, due 11/1/27                                                   372,000     623,479
                                                                                   ---------
                                                                                   2,131,266
                                                                                   ---------

    JAPAN (2.2%)
    Development Bank of Japan
    1.60%, due 6/20/14                                               140,000,000   1,292,457
    Japan Finance Corp. for Municipal Enterprises
    1.55%, due 2/21/12                                               120,000,000   1,119,404
    Japan Government
    1.05%, due 6/20/23                                                57,000,000     443,141
                                                                                   ---------
                                                                                   2,855,002
                                                                                   ---------

    MEXICO (1.2%)
    United Mexican States
&   6.75%, due 9/27/34                                                 1,300,000   1,370,200

8.125%, due 12/30/19                   180,000      217,620
                                                  ---------
                                                  1,587,820
                                                  ---------

NETHERLANDS (0.6%)
Kingdom of the Netherlands
3.75%, due 7/15/09                     634,000      803,956
                                                  ---------

NORWAY (0.6%)
Kingdom of Norway
6.75%, due 1/15/07                   4,865,000      794,245
                                                  ---------

PANAMA (0.3%)
Republic of Panama
8.875%, due 9/30/27                    325,000      390,000
                                                  ---------

PERU (0.2%)
Republic of Peru
7.50%, due 7/27/35             (d)     300,000      297,167
                                                  ---------

PHILIPPINE ISLANDS (0.4%)
Republic of the Philippines
9.50%, due 2/2/30                      250,000      252,025
9.875%, due 1/15/19                    200,000      215,000
                                                  ---------
                                                    467,025
                                                  ---------

POLAND (0.6%)
Republic of Poland
6.00%, due 5/24/09                   2,500,000      771,915
                                                  ---------

PORTUGAL (0.3%)
Republic of Portugal
3.00%, due 7/17/06                     335,000      409,398
                                                  ---------

RUSSIA (1.1%)
Russian Federation
Reg S
5.00%, due 3/31/30                   1,117,000    1,238,530
Reg S
8.25%, due 3/31/10                     204,000      221,687
                                                  ---------
                                                  1,460,217
                                                  ---------

SOUTH AFRICA (0.1%)
Republic of South Africa
7.00%, due 4/10/08                     100,000      134,327
                                                  ---------

TURKEY (0.3%)
Republic of Turkey
7.375%, due 2/5/25                     470,000      459,143
                                                  ---------

UKRAINE (0.1%)
Ukraine Government
6.875%, due 3/4/11             (d)     175,000      183,531
                                                  ---------

UNITED KINGDOM (2.1%)
4.00%, due 3/7/09              (k)     247,000      431,570
4.25%, due 6/7/32                      300,000      522,045
5.00%, due 3/7/12                      100,000      183,189
6.00%, due 12/7/28                     175,000      383,535
6.25%, due 11/25/10                    465,000      895,059
8.00%, due 6/7/21                      140,000      348,408
                                                  ---------
                                                  2,763,806
                                                  ---------

UNITED STATES (0.1%)
Financement-Quebec
5.00%, due 10/25/12                    190,000      193,749
                                                  ---------

VENEZUELA (0.2%)
Republic of Venezuela

13.625%, due 8/15/18                   181,000      243,445
                                                 ----------

Total Foreign Government Bonds
   (Cost $32,784,281)                            35,551,145
                                                 ----------

LOAN PARTICIPATIONS (0.9%)
AUTO PARTS & EQUIPMENT (0.2%)
Goodyear Tire & Rubber Co. (The) Loan Agreement
0.00%, due 4/30/10                                    (f) (h)    250,000     251,563
                                                                           ---------

IT SERVICES (0.1%)
Riverdeep Group, Ltd. Loan Agreement
0.00%, due 10/30/11                                   (f) (h)     50,000      50,000
                                                                           ---------

MEDIA (0.3%)
Fidelity National Information Solutions, Inc. Loan
Agreement, Series B
0.00%, due 3/9/13                                     (f) (h)    444,050     444,724
                                                                           ---------

SOFTWARE (0.3%)
SunGard Data Systems, Inc. Loan Agreement, Series B
0.00%, due 12/13/12                                   (f) (h)    170,000     172,125
Telcordia Technologies, Inc. Loan Agreement
0.00%, due 9/15/12                                    (f) (h)    249,375     248,284
                                                                           ---------
                                                                             420,409
                                                                           ---------

Total Loan Participations
   (Cost $1,163,084)                                                       1,166,696
                                                                           ---------

MORTGAGE-BACKED SECURITIES (1.2%)
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE
OBLIGATIONS) (1.2%)
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A1
4.907%, due 5/11/35                                          123,027      123,533
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A5
4.733%, due 10/15/41                                         220,000      217,285
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, due 3/15/29                                          425,000      405,963
Series 2004-C7, Class A1
3.65%, due 10/15/29                                          264,567      259,307
Merrill Lynch Mortgage Trust
Series 2004-MKB1, Class A1
3.563%, due 2/12/42                                          241,594      236,573
Morgan Stanley Capital I
Series 2003-IQ5, Class A1
3.02%, due 4/15/38                                           191,251      185,986
Wachovia Bank Commercial Mortgage Trust
Series 2004-C14, Class A1
3.477%, due 8/15/41                                   (f)     92,378       90,462
                                                                        ---------
                                                                        1,519,109
                                                                        ---------

Total Mortgage-Backed Securities
   (Cost $1,547,280)                                                    1,519,109
                                                                        ---------

MUNICIPAL BONDS (0.1%)
TEXAS (0.1%)
Harris County Texas Industrial Development Corp.
Solid Waste Deer Park
5.683%, due 3/1/23                                    (f)    120,000    121,675
                                                                        -------

Total Municipal Bonds
   (Cost $120,433)                                                      121,675
                                                                        -------

    U.S. GOVERNMENT & FEDERAL AGENCIES (23.1%)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (1.9%)
    3.00%, due 8/1/10                                           107,154       102,303
    4.347%, due 3/1/35                                          168,552       167,810
    5.00%, due 6/1/33 - 8/1/33                                1,223,973     1,207,560
    5.00%, due 8/15/34                              TBA (l)     805,000       792,170
    5.50%, due 2/1/33                                           239,832       241,375
                                                                           ----------
                                                                            2,511,218
                                                                           ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.1%)
    4.00%, due 9/2/08                                           870,000       859,102
    4.625%, due 5/1/13                                          135,000       133,498
    4.75%, due 1/2/07                                           580,000       583,741
    5.125%, due 1/2/14                                          150,000       153,024
    5.25%, due 8/1/12                                           435,000       448,084
    5.50%, due 5/2/06                                           635,000       641,513
&   5.50%, due 8/15/20                              TBA (l)   2,725,000     2,779,500
    6.25%, due 2/1/11                                           185,000       198,748
    6.625%, due 9/15/09                                         825,000       893,897
                                                                           ----------
                                                                            6,691,107
                                                                           ----------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
    6.32%, due 8/15/08                                          154,277       160,523
                                                                           ----------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (8.1%)
    4.50%, due 4/1/18 - 11/1/18                               1,114,469     1,097,724
    5.00%, due 9/1/17                                           484,214       485,889
&   5.00%, due 8/1/35                               TBA (l)   3,365,000     3,313,475
&   5.50%, due 8/1/33                               TBA (l)   1,490,000     1,497,450
    5.50%, due 11/1/33                                          533,342       536,438
    5.50%, due 11/1/33                                        1,098,429     1,104,805
    5.50%, due 12/1/33                                          681,860       685,818
&   6.00%, due 8/1/33                                         1,825,000     1,864,351
    6.50%, due 6/1/31 - 6/1/32                                  202,526       209,804
    7.00%, due 2/1/32 - 4/1/32                                   84,892        89,358
    7.50%, due 8/1/31                                            84,050        89,596
                                                                           ----------
                                                                           10,974,708
                                                                           ----------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (MORTGAGE PASS-THROUGH SECURITIES) (0.2%)
    6.00%, due 4/15/29 - 8/15/32                                235,820       242,739
    7.50%, due 12/15/23 - 12/15/28                               77,226        82,790
                                                                           ----------
                                                                              325,529
                                                                           ----------
    U.S. TREASURY BOND (3.7%)
    5.375%, due 2/15/31                                       1,150,000     1,306,777
    6.00%, due 2/15/26                                          540,000       643,022
    6.25%, due 8/15/23                                        1,075,000     1,296,257
    6.875%, due 8/15/25                                         305,000       397,024
    7.50%, due 11/15/16                                         905,000     1,153,910
                                                                           ----------
                                                                            4,796,990
                                                                           ----------
    U.S. TREASURY NOTE (4.0%)
    2.375%, due 8/31/06                                       1,170,000     1,150,942
&   3.00%, due 2/15/08                              (e) (m)   1,575,000     1,535,686
    3.375%, due 2/15/08                             (e)       1,370,000     1,347,791
    3.875%, due 2/15/13                                         215,000       210,339
    4.00%, due 2/15/15                              (e)         920,000       898,904
                                                                           ----------
                                                                            5,143,662
                                                                           ----------
    Total U.S. Government & Federal Agencies
       (Cost $30,756,155)                                                  30,603,737
                                                                           ----------

YANKEE BONDS (0.6%)                              (n)
ENERGY EQUIPMENT & SERVICES (0.3%)
Petroleum Geo-Services ASA, Senior Note
8.00%, due 11/5/06                                      14,592          14,884
10.00%, due 11/5/10                                    350,123         395,639
                                                                   -----------
                                                                       410,523
                                                                   -----------

INSURANCE (0.3%)
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18                              (e)    15,000          13,088
7.75%, due 7/15/37                                      35,000          28,438
8.25%, due 10/1/15                                       5,000           4,850
8.30%, due 4/15/26                               (e)    15,000          13,238
Fairfax Financial Holdings, Ltd., Senior Note
7.75%, due 4/26/12                                      95,000          92,625
Montpelier Re Holdings, Ltd.
6.125%, due 8/15/13                                    255,000         263,726
                                                                   -----------
                                                                       415,965
                                                                   -----------

Total Yankee Bonds
   (Cost $754,251)                                                     826,488
                                                                   -----------

Total Long-Term Bonds
  (Cost $115,167,244)                                              119,598,849
                                                                   -----------

                                                                    SHARES
COMMON STOCKS (0.7%)
CAPITAL MARKETS (0.0%)                           ++
North Atlantic Trading Co., Inc.                 (p)                    522           5
                                                                                -------

HEALTH CARE PROVIDERS & SERVICES (0.5%)
Quadramed Corp.                                                      27,862     626,896
Skilled Healthcare Group, Inc.                   (p)                    110       1,760
                                                                                -------
                                                                                628,656
                                                                                -------

INTERNET (0.0%)                                  ++
Globix Corp.                                     (o) (p)             43,415      76,888
                                                                                -------

MACHINERY - DIVERSIFIED (0.0%)                   ++
MMH Holdings, Inc.                               (h) (j) (o) (p)        886       4,696
                                                                                -------

MEDIA (0.1%)
Viacom, Inc. Class B                                                  3,300     110,517
                                                                                -------

METAL FABRICATE & HARDWARE (0.1%)
ACP Holding Co.                                  (d) (o)             42,447      78,527
                                                                                -------

Total Common Stocks
   (Cost $149,882)                                                              899,289
                                                                                -------

CONVERTIBLE PREFERRED STOCK (0.2%)
AUTOMOBILES (0.0%)                               ++
General Motors Corp.
6.25%                                                                   300       6,747
                                                                                -------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
Quadramed Corp.
5.50%                                            (d)                  9,500     213,750
                                                                                -------

INTERNET (0.0%)                                  ++
Globix Corp.                                     (p)
0.00%                                                                 5,076       9,632
                                                                                -------

Total Convertible Preferred Stock
   (Cost $257,718)                                                              230,129
                                                                                -------

PREFERRED STOCKS (0.6%)
MEDIA (0.2%)
Haights Cross Communications, Inc.
0.00%                                                          3,700     210,900
Paxson Communications Corp.
14.25%                                    (i) (o)                  6      39,600
Ziff Davis Holdings, Inc.
10.00%                                    (o)                     48      28,800
                                                                         -------
                                                                         279,300
                                                                         -------

REAL ESTATE (0.4%)
Sovereign Real Estate Investment Corp.
12.00%                                    (d)                    358     519,100
                                                                         -------

TRANSPORTATION (0.0%)                     ++
Pacific & Atlantic Holdings, Inc.
0.00%                                                            166           2
                                                                         -------

Total Preferred Stocks
   (Cost $540,682)                                                       798,402
                                                                         -------

WARRANTS (0.0%)                                ++
DIVERSIFIED FINANCIAL SERVICES (0.0%)          ++
ASAT Finance LLC
Strike Price $18.60
Expire 11/01/06                                (d) (j) (o) (p)        175         2
                                                                             ------

MEDIA (0.0%)                                   ++
Haights Cross Communications, Inc.
Strike Price $0.00
Expire 12/10/11                                (j) (o) (p)          3,350        34
Strike Price $0.00
Expire 12/10/11                                (j) (o) (p)              6         0
Ono Finance PLC
Strike Price $0.00
Expire 2/15/11                                 (d) (j) (o)            405         4
Ziff Davis Holdings Inc.
Strike Price $0.00
Expire 8/12/12                                 (d) (o)              8,954       895
                                                                             ------
                                                                                933
                                                                             ------

METAL FABRICATE & HARDWARE (0.0%)              ++
ACP Holding Co.
Strike Price $0.01
Expire 9/13/13                                 (d) (j) (o)         42,051    77,794
                                                                             ------

WIRELESS TELECOMMUNICATION SERVICES (0.0%)     ++
Ubiquitel Operating Co., Inc.
Strike Price $22.74
Expire 4/15/10                                 (d) (o)                225         2
                                                                             ------

Total Warrants
   (Cost $60,947)                                                            78,731
                                                                             ------

                                                 PRINCIPAL
                                                   AMOUNT
                                                -----------
SHORT-TERM INVESTMENTS (22.7%)
COMMERCIAL PAPER (10.7%)
AIG Funding, Inc.
3.25%, due 8/9/05                               $ 2,300,000            2,297,924
General Electric Capital Corp.
3.23%, due 8/4/05                                 2,470,000            2,468,892
International Business Machines Corp.
3.17%, due 8/2/05                                   600,000              600,043

Toyota Motor Credit Corp.
3.24%, due 8/9/05                                                                    $    1,200,000       $    1,198,920
UBS Finance Delaware LLC
3.28%, due 8/1/05                                                                         4,015,000            4,014,268
USAA Capital Corp.
3.25%, due 8/1/05                                                                         1,120,000            1,119,798
Wells Fargo & Co.
3.23%, due 8/11/05                                                                        2,470,000            2,467,341
                                                                                                          --------------
Total Commercial Paper
   (Cost $14,167,186)                                                                                         14,167,186
                                                                                                          --------------

FEDERAL AGENCIES (6.2%)

Federal Home Loan Bank
3.17%, due 8/8/05                                                                         2,000,000            1,998,415
3.19%, due 8/10/05                                                                        2,465,000            2,462,597
                                                                                                          --------------
                                                                                                               4,461,012
                                                                                                          --------------
Federal National Mortgage Association

3.21%, due 8/10/05                                                                          440,000              439,568
3.22%, due 8/15/05                                                                        1,300,000            1,298,140
3.24%, due 8/17/05                                                                        2,000,000            1,996,760
                                                                                                          --------------
                                                                                                               3,734,468
                                                                                                          --------------
Total Federal Agencies
   (Cost $8,195,480)                                                                                           8,195,480
                                                                                                          --------------


                                                                                          SHARES
                                                                                     --------------
INVESTMENT COMPANIES (2.8%)

American Beacon Money Market Fund                                        (q)              1,611,441            1,611,441
BGI Institutional Money Market Fund                                      (q)              1,808,369            1,808,369
Merrimac Cash Series, Premium Class                                      (q)                241,716              241,716
                                                                                                               ---------
Total Investment Companies
   (Cost $3,661,526)                                                                                           3,661,526
                                                                                                               ---------

                                                                                        PRINCIPAL
                                                                                         AMOUNT
                                                                                     --------------
TIME DEPOSITS (3.0%)

Keybank Eurodollar Overnight                                             (q)         $    2,417,162            2,417,162
Svenska Handlesbanken Eurodollar Overnight                               (q)              1,611,441            1,611,441
                                                                                                          --------------
Total Time Deposits
   (Cost $4,028,603)                                                                                           4,028,603
                                                                                                          --------------

Total Short-Term Investments
  (Cost $30,052,795)                                                                                          30,052,795
                                                                                                          --------------

Total Investments

  (Cost $146,229,268)                                                    (s)                  114.5 %        151,658,195 (t)
Liabilities in Excess of
Cash and Other Assets                                                                         (14.5)         (19,162,807)
                                                                                     --------------       --------------
Net Assets                                                                                     100%       $  132,495,388
                                                                                     ==============       ==============

--------------------
+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(b)   Issue in default.

(c)   Issuer in bankruptcy

(d)   May be sold to institutional investors only.

(e)   Represents security, or a portion thereof, which is out on loan.

(f)   Floating rate. Rate shown is the rate in effect at July 31, 2005.

(g) Step Bond. Coupon rate increases in increments to maturity. Rate shown is the rate in effect at July 31, 2005.

(h)   Restricted security.

(i) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(j)   Illiquid security.

(k)   Partially segregated for foreign currency forward contracts.

(l) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2005 is $10,246,946.

(m)   Segregated as collateral for TBA's.

(n) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(o)   Non-income producing security.

(p) Fair valued security. The total market value of these securities at July 31, 2005 is $156,199, which reflects 0.12% of the Fund's net assets.

(q) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(s)   The cost for federal income tax purposes is $149,384,649.

(t) At July 31, 2005, net unrealized appreciation was $2,273,546 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,107,928 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,834,382.


Foreign currency forward contracts open at July 31, 2005:

                                                                         CONTRACT        CONTRACT     UNREALIZED
                                                                          AMOUNT          AMOUNT     APPRECIATION/
Foreign Currency Sale Contracts                                        SOLD              PURCHASED   (DEPRECIATION)
Pound Sterling vs. U.S. Dollar, expiring 08/26/05                    (pound)  841,469   $1,464,157   $      (13,752)
Canadian Dollar vs. U.S. Dollar, expiring 08/25/05                   C$       567,765   $  465,926            1,773
Euro vs. U.S. Dollar, expiring 10/06/05                              (euro)   255,430   $  307,043           (3,485)
Euro vs. U.S. Dollar, expiring 08/19/05                              (euro) 4,000,000   $4,835,000          (17,980)
Net Unrealized depreciation on foreign currency forward contracts:                                   $      (33,444)

MAINSTAY DIVERSIFIED INCOME FUND
Restricted securities held at July 31, 2005:

                                                                                 PRINCIPAL
                                                                 DATE(S) OF        AMOUNT/                07/31/05    PERCENT OF
                            SECURITY                             ACQUISITION       SHARES      COST         VALUE     NET ASSETS
Calpine Gilroy, LP
Corporate Bonds - Foreign
10.00%, due 9/30/14                                                   11/26/03  $   239,335  $  239,335  $   239,335     0.2
                                                               ---------------  -----------  ----------  -----------     ---

Fidelity National Information Solutions, Inc. Loan Agreement,
Series B
Loan Assignments & Participations
0.00%, due 3/9/13                                              3/16/05-4/25/05      444,050     444,050      444,724     0.3
                                                               ---------------  -----------  ----------  -----------     ---

Goodyear Tire & Rubber Co. (The) Loan Agreement
Loan Assignments & Participations
0.00%, due 4/30/10                                                     4/15/05      250,000     250,000      251,563     0.2
                                                               ---------------  -----------  ----------  -----------     ---

Riverdeep Group, Ltd. Loan Agreement
Loan Assignments & Participations
0.00%, due 10/30/11                                                   07/26/05       50,000      50,000       50,000     0.1
                                                               ---------------  -----------  ----------  -----------     ---

Sungard Data Systems, Inc. Loan Agreement, Series B
Loan Assignments & Participations
0.00%, due 12/13/12                                                   07/28/05      170,000     170,000      172,125     0.1
                                                               ---------------  -----------  ----------  -----------     ---

Telcordia Technologies, Inc. Loan Agreement
Loan Assignments & Participations
0.00%, due 9/15/12                                                    04/05/05  $   249,375     249,034      248,284     0.2
                                                               ---------------  -----------  ----------  -----------     ---
                                                                                             $1,402,419  $ 1,406,031     1.1%
                                                                                             ----------  -----------     ---

MAINSTAY EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS                             July 31, 2005 unaudited

                                                                   SHARES           VALUE
                                                                   -------    ----------------
COMMON STOCKS (96.5%)                                     +
AEROSPACE & DEFENSE (2.1%)
Boeing Co.                                                          41,899    $      2,765,753
General Dynamics Corp.                                              10,033           1,155,701
Goodrich Corp.                                                       6,096             269,687
Honeywell International, Inc.                                       42,802           1,681,263
L-3 Communications Holdings, Inc.                                    5,794             453,265
Lockheed Martin Corp.                                               20,353           1,270,027
Northrop Grumman Corp.                                              18,129           1,005,253
Raytheon Co.                                                        22,837             898,179
Rockwell Collins, Inc.                                               8,979             438,175
United Technologies Corp.                                           51,632           2,617,742
                                                                              ----------------
                                                                                    12,555,045
                                                                              ----------------

AIR FREIGHT & LOGISTICS (0.9%)
FedEx Corp.                                                         15,153           1,274,216
Ryder System, Inc.                                                   3,208             125,080
United Parcel Service, Inc.-Class B                                 56,192           4,100,330
                                                                              ----------------
                                                                                     5,499,626
                                                                              ----------------

AIRLINES (0.1%)
Delta Air Lines, Inc.                                     (a)        7,064              20,909
Southwest Airlines Co.                                              37,088             526,279
                                                                              ----------------
                                                                                       547,188
                                                                              ----------------

AUTO COMPONENTS (0.2%)
Cooper Tire & Rubber Co.                                             3,190              64,183
Dana Corp.                                                           7,518             118,108
Delphi Corp.                                                        28,133             149,105
Goodyear Tire & Rubber Co. (The)                          (a)        8,852             154,113
Johnson Controls, Inc.                                               9,542             548,092
Visteon Corp.                                                        6,529              58,108
                                                                              ----------------
                                                                                     1,091,709
                                                                              ----------------

AUTOMOBILES (0.5%)
Ford Motor Co.                                                      92,036             988,467
General Motors Corp.                                                28,400           1,045,688
Harley-Davidson, Inc.                                               14,683             780,989
                                                                              ----------------
                                                                                     2,815,144
                                                                              ----------------

BEVERAGES (2.1%)
Anheuser-Busch Cos., Inc.                                           39,162           1,736,835
Brown-Forman Corp.-Class B                                           4,544             265,597
Coca-Cola Co. (The)                                       (b)      114,110           4,993,454
Coca-Cola Enterprises, Inc.                                         17,749             417,101
Molson Coors Brewing Co.-Class B                                     3,949             247,602
Pepsi Bottling Group, Inc.                                           9,964             290,550
PepsiCo, Inc.                                                       84,386           4,601,569
                                                                              ----------------
                                                                                    12,552,708
                                                                              ----------------

BIOTECHNOLOGY (1.4%)
Amgen, Inc.                                               (a)       62,981           5,022,735
Applera Corp. - Applied Biosystems Group                             9,859             205,264
Biogen Idec, Inc.                                         (a)       17,410             684,039
Chiron Corp.                                              (a)        7,387             267,631
Genzyme Corp.                                             (a)       12,762             949,620
Gilead Sciences, Inc.                                     (a)       22,781           1,020,817
MedImmune, Inc.                                           (a)       12,512             355,466
                                                                              ----------------
                                                                                     8,505,572
                                                                              ----------------

   BUILDING PRODUCTS (0.9%)
   American Standard Cos., Inc.                                      9,051         400,778
   ConocoPhillips                                                   70,168       4,391,815
   Masco Corp.                                                      22,547         764,569
                                                                                ----------
                                                                                 5,557,162
                                                                                ----------

   CAPITAL MARKETS (2.7%)
   Bank of New York Co. (The), Inc.                                 39,148       1,204,975
   Bear Stearns Cos. (The), Inc.                                     5,692         581,210
   Charles Schwab Corp. (The)                                       57,797         791,819
   E*Trade Financial Corp.                                (a)       18,525         287,323
   Federated Investors, Inc.-Class B                                 4,841         154,622
   Franklin Resources, Inc.                                          9,912         801,088
   Goldman Sachs Group, Inc.                                        22,543       2,422,922
   Janus Capital Group, Inc.                                        11,916         178,978
   Lehman Brothers Holdings, Inc.                                   13,938       1,465,302
   Mellon Financial Corp.                                           21,356         650,504
   Merrill Lynch & Co., Inc.                                        47,621       2,799,162
   Morgan Stanley & Co.                                             55,976       2,969,527
   Northern Trust Corp.                                             10,276         522,021
   State Street Corp.                                               16,771         834,190
   T. Rowe Price Group, Inc.                                         6,219         412,631
                                                                                ----------
                                                                                16,076,274
                                                                                ----------

   CHEMICALS (1.6%)
   Air Products & Chemicals, Inc.                                   11,539         689,571
   Ashland, Inc.                                                     3,355         206,165
   Chemtura Corp.                                                    5,635          88,695
   Dow Chemical Co. (The)                                           48,499       2,325,527
   Eastman Chemical Co.                                              3,932         217,793
   Ecolab, Inc.                                                     11,082         372,134
   EI Du Pont de Nemours & Co.                                      50,254       2,144,841
   Engelhard Corp.                                                   6,178         177,247
   Hercules, Inc.                                         (a)        5,667          79,338
   International Flavors & Fragrances, Inc.                          4,441         168,403
   Monsanto Co.                                                     13,409         903,364
   PPG Industries, Inc.                                              8,691         565,176
   Praxair, Inc.                                                    16,252         802,686
   Rohm & Haas Co.                                                   9,799         451,342
   Sigma-Aldrich Corp.                                               3,434         220,325
                                                                                ----------
                                                                                 9,412,607
                                                                                ----------

   COMMERCIAL BANKS (5.4%)
   AmSouth Bancorp                                                  17,933         500,510
&  Bank of America Corp.                                           202,776       8,841,034
   BB&T Corp.                                                       27,626       1,155,319
   Comerica, Inc.                                                    8,592         524,971
   Compass Bancshares, Inc.                                          6,155         296,733
   Fifth Third Bancorp                                              26,237       1,130,815
   First Horizon National Corp.                                      6,176         251,919
   Huntington Bancshares, Inc.                                      11,576         288,705
   KeyCorp                                                          20,453         700,311
   M&T Bank Corp.                                                    4,907         532,459
   Marshall & IIsley Corp.                                          10,434         479,129
   National City Corp.                                              29,918       1,104,273
   North Fork Bancorporation, Inc.                                  23,689         648,842
   PNC Financial Services Group, Inc.                               14,232         780,198
   Regions Financial Corp.                                          23,350         785,494
   SunTrust Banks, Inc.                                             17,035       1,238,785
   Synovus Financial Corp.                                          15,572         460,464
   US Bancorp                                                       93,199       2,801,562
   Wachovia Corp.                                                   79,800       4,020,324
   Wells Fargo & Co.                                                85,029       5,215,679
   Zions Bancorporation                                              4,514         322,661
                                                                                ----------
                                                                                32,080,187
                                                                                ----------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Allied Waste Industries, Inc.                             (a)       13,690         117,460
Avery Dennison Corp.                                                 5,139         291,227
Cendant Corp.                                                       53,159       1,135,476
Cintas Corp.                                                         7,569         335,534
Equifax, Inc.                                                        6,807         247,775
Monster Worldwide, Inc.                                   (a)        6,025         182,979
Pitney Bowes, Inc.                                                  11,575         516,013
Robert Half International, Inc.                                      8,075         273,662
RR Donnelley & Sons Co.                                             10,821         390,097
Waste Management, Inc.                                              28,599         804,204
                                                                                ----------
                                                                                 4,294,427
                                                                                ----------

COMMUNICATIONS EQUIPMENT (2.7%)
ADC Telecommunications, Inc.                              (a)        5,814         151,978
Andrew Corp.                                              (a)        8,066          88,645
Avaya, Inc.                                               (a)       24,199         249,976
Ciena Corp.                                               (a)       28,685          64,254
Cisco Systems, Inc.                                       (a)      325,201       6,227,599
Comverse Technology, Inc.                                 (a)        9,911         250,649
Corning, Inc.                                             (a)       73,017       1,390,974
JDS Uniphase Corp.                                        (a)       72,662         109,720
Lucent Technologies, Inc.                                 (a)      222,908         653,120
Motorola, Inc.                                                     123,662       2,619,161
Qualcomm, Inc.                                                      82,806       3,270,009
Scientific-Atlanta, Inc.                                             7,670         295,295
Tellabs, Inc.                                             (a)       23,162         225,135
                                                                                ----------
                                                                                15,596,515
                                                                                ----------

COMPUTERS & PERIPHERALS (3.6%)
Apple Computer, Inc.                                      (a)       41,527       1,771,127
Dell, Inc.                                                (a)      123,744       5,007,920
EMC Corp.                                                 (a)      120,982       1,656,244
Gateway, Inc.                                             (a)       15,089          60,054
Hewlett-Packard Co.                                                145,477       3,581,644
International Business Machines Corp.                               81,965       6,840,799
Lexmark International, Inc.                               (a)        6,329         396,828
NCR Corp.                                                 (a)        9,394         326,066
Network Appliance, Inc.                                   (a)       18,470         471,170
QLogic Corp.                                              (a)        4,619         143,420
Sun Microsystems, Inc.                                    (a)      169,971         652,689
                                                                                ----------
                                                                                20,907,961
                                                                                ----------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                                          4,257         271,597
                                                                                ----------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                                                 5,160         362,438
                                                                                ----------

CONSUMER FINANCE (1.2%)
American Express Co.                                                59,025       3,246,375
Capital One Financial Corp.                                         12,750       1,051,875
MBNA Corp.                                                          64,341       1,618,820
Providian Financial Corp.                                 (a)       14,800         279,720
SLM Corp.                                                           21,627       1,113,574
                                                                                ----------
                                                                                 7,310,364
                                                                                ----------

CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                                           5,552         210,698
Bemis Co.                                                            5,367         144,909
Pactiv Corp.                                              (a)        7,496         165,062
Sealed Air Corp.                                          (a)        4,232         224,550
Temple-Inland, Inc.                                                  6,216         247,335
                                                                                ----------
                                                                                   992,554
                                                                                ----------

   DISTRIBUTORS (0.1%)
   Genuine Parts Co.                                                 8,750         400,662
                                                                                ----------

   DIVERSIFIED CONSUMER SERVICES (0.2%)
   Apollo Group, Inc.-Class A                             (a)        8,394         630,809
   H&R Block, Inc.                                                   8,322         474,021
                                                                                ----------
                                                                                 1,104,830
                                                                                ----------

   DIVERSIFIED FINANCIAL SERVICES (3.3%)
   CIT Group, Inc.                                                  10,545         465,456
&  Citigroup, Inc.                                                 262,289      11,409,572
   JPMorgan Chase & Co.                                            178,426       6,269,890
   Moody's Corp.                                                    13,748         650,418
   Principal Financial Group, Inc.                                  15,106         663,909
                                                                                ----------
                                                                                19,459,245
                                                                                ----------

   DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
   AT&T Corp.                                                       40,294         797,821
   BellSouth Corp.                                                  92,176       2,544,058
   CenturyTel, Inc.                                                  6,752         232,066
   Citizens Communications Co.                                      16,891         221,948
   Qwest Communications International, Inc.               (a)       84,069         321,144
   SBC Communications, Inc.                                        166,502       4,070,974
   Sprint Corp.                                                     74,381       2,000,849
   Verizon Communications, Inc.                                    139,481       4,774,435
                                                                                ----------
                                                                                14,963,295
                                                                                ----------

   ELECTRIC UTILITIES (2.1%)
   Allegheny Energy, Inc.                                 (a)        8,210         233,985
   Ameren Corp.                                                      9,803         545,243
   American Electric Power Co., Inc.                                19,343         748,574
   Centerpoint Energy, Inc.                                         14,542         199,807
   Cinergy Corp.                                                     9,615         424,502
   Consolidated Edison, Inc.                                        12,174         586,300
   DTE Energy Co.                                                    8,704         409,088
   Edison International                                             16,419         671,209
   Entergy Corp.                                                    10,684         832,711
   Exelon Corp.                                                     33,754       1,806,514
   FirstEnergy Corp.                                                16,641         828,389
   FPL Group, Inc.                                                  19,740         851,189
   PG&E Corp.                                                       18,612         700,370
   Pinnacle West Capital Corp.                                       4,829         221,168
   PPL Corp.                                                         9,511         585,687
   Progress Energy, Inc.                                            12,388         552,629
   Southern Co. (The)                                               37,389       1,308,241
   TECO Energy, Inc.                                                10,436         197,867
   Xcel Energy, Inc.                                                20,086         389,869
                                                                                ----------
                                                                                12,093,342
                                                                                ----------

   ELECTRICAL EQUIPMENT (0.4%)
   American Power Conversion Corp.                                   9,069         254,930
   Cooper Industries, Ltd.-Class A                                   4,618         298,230
   Emerson Electric Co.                                             21,144       1,391,275
   Rockwell Automation, Inc.                                         8,830         454,833
                                                                                ----------
                                                                                 2,399,268
                                                                                ----------

   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   Agilent Technologies, Inc.                             (a)       21,762         571,035
   Jabil Circuit, Inc.                                    (a)        9,225         287,728
   Molex, Inc.                                                       8,429         238,035
   Sanmina-SCI Corp.                                      (a)       26,367         126,034
   Solectron Corp.                                        (a)       48,818         187,461
   Symbol Technologies, Inc.                                        12,195         141,950
   Tektronix, Inc.                                                   4,464         111,868
                                                                                ----------
                                                                                 1,664,111
                                                                                ----------

   ENERGY EQUIPMENT & SERVICES (1.3%)
   Baker Hughes, Inc.                                               17,007         961,576
   BJ Services Co.                                                   8,148         496,947
   Halliburton Co.                                                  25,456       1,426,809
   Nabors Industries, Ltd.                                (a)        7,455         487,930
   National Oilwell Varco, Inc.                           (a)        8,462         442,986
   Noble Corp.                                                       6,835         459,175
   Rowan Cos., Inc.                                                  5,306         181,253
   Schlumberger, Ltd.                                               29,728       2,489,423
   Transocean, Inc.                                       (a)       16,135         910,498
                                                                                ----------
                                                                                 7,856,597
                                                                                ----------

   FOOD & STAPLES RETAILING (2.8%)
   Albertson's, Inc.                                                18,454         393,255
   Costco Wholesale Corp.                                           23,645       1,086,961
   CVS Corp.                                                        40,830       1,266,955
   Kroger Co. (The)                                       (a)       36,860         731,671
   Safeway, Inc.                                                    22,545         547,843
   Supervalu, Inc.                                                   6,785         240,189
   Sysco Corp.                                                      32,007       1,154,172
   Walgreen Co.                                                     51,488       2,464,216
&  Wal-Mart Stores, Inc.                                           170,119       8,395,373
                                                                                ----------
                                                                                16,280,635
                                                                                ----------

   FOOD PRODUCTS (1.1%)
   Archer-Daniels-Midland Co.                                       31,366         719,536
   Campbell Soup Co.                                                16,405         506,094
   ConAgra Foods, Inc.                                              25,971         589,801
   General Mills, Inc.                                              18,371         870,785
   Hershey Co. (The)                                                11,018         703,720
   HJ Heinz Co.                                                     17,591         646,997
   Kellogg Co.                                                      17,684         801,262
   McCormick & Co., Inc.                                             6,839         237,860
   Sara Lee Corp.                                                   39,657         790,364
   Wm Wrigley Jr. Co.                                                9,879         702,792
                                                                                ----------
                                                                                 6,569,211
                                                                                ----------

   GAS UTILITIES (0.2%)
   KeySpan Corp.                                                     8,746         355,875
   Nicor, Inc.                                                       2,215          90,416
   NiSource, Inc.                                                   13,657         331,729
   Peoples Energy Corp.                                              1,912          82,503
                                                                                ----------
                                                                                   860,523
                                                                                ----------

   HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
   Bausch & Lomb, Inc.                                               2,673         226,269
   Baxter International, Inc.                                       31,164       1,223,810
   Becton Dickinson & Co.                                           12,692         702,756
   Biomet, Inc.                                                     12,736         485,624
   Boston Scientific Corp.                                (a)       38,295       1,108,640
   CR Bard, Inc.                                                     5,311         354,722
   Fisher Scientific International, Inc.                  (a)        5,810         389,560
   Guidant Corp.                                                    16,242       1,117,450
   Hospira, Inc.                                          (a)        7,832         299,574
   Medtronic, Inc.                                                  60,991       3,289,855
   Millipore Corp.                                        (a)        2,458         150,602
   PerkinElmer, Inc.                                                 6,494         136,244
   St. Jude Medical, Inc.                                 (a)       18,222         863,905
   Stryker Corp.                                                    18,878       1,021,111
   Thermo Electron Corp.                                  (a)        8,056         240,552
   Waters Corp.                                           (a)        6,060         274,397
   Zimmer Holdings, Inc.                                  (a)       12,469       1,026,947
                                                                                ----------
                                                                                12,912,018
                                                                                ----------

   HEALTH CARE PROVIDERS & SERVICES (2.6%)
   Aetna, Inc.                                                      14,825       1,147,455
   AmerisourceBergen Corp.                                           5,270         378,333
   Cardinal Health, Inc.                                            21,825       1,300,334
   Caremark Rx, Inc.                                      (a)       22,991       1,024,939
   CIGNA Corp.                                                       6,642         709,033
   Express Scripts, Inc.                                  (a)        9,400         491,620
   HCA, Inc.                                                        21,156       1,041,933
   Health Management Associates, Inc.-Class A                       12,200         290,360
   Humana, Inc.                                           (a)        8,143         324,499
   IMS Health, Inc.                                                 11,671         317,801
   Laboratory Corp. of America Holdings                   (a)        6,767         342,884
   Manor Care, Inc.                                                  4,364         165,657
   McKesson Corp.                                                   14,839         667,755
   Medco Health Solutions, Inc.                           (a)       13,787         667,842
   Quest Diagnostics, Inc.                                           9,102         467,297
   Tenet Healthcare Corp.                                 (a)       23,474         284,974
   UnitedHealth Group, Inc.                                         64,376       3,366,865
   WellPoint, Inc.                                        (a)       30,900       2,185,866
                                                                                ----------
                                                                                15,175,447
                                                                                ----------

   HOTELS, RESTAURANTS & LEISURE (1.5%)
   Carnival Corp.                                                   26,520       1,389,648
   Darden Restaurants, Inc.                                          7,422         257,543
   Harrah's Entertainment, Inc.                                      9,123         718,345
   Hilton Hotels Corp.                                              19,203         475,263
   International Game Technology                                    17,303         473,410
   Marriott International, Inc.-Class A                             10,093         691,068
   McDonald's Corp.                                                 63,956       1,993,509
   Starbucks Corp.                                        (a)       20,103       1,056,413
   Starwood Hotels & Resorts Worldwide, Inc.                        10,691         676,954
   Wendy's International, Inc.                                       5,743         296,913
   Yum! Brands, Inc.                                                14,653         767,085
                                                                                ----------
                                                                                 8,796,151
                                                                                ----------

   HOUSEHOLD DURABLES (0.6%)
   Black & Decker Corp.                                              4,005         361,692
   Centex Corp.                                                      6,374         471,549
   Fortune Brands, Inc.                                              7,280         688,324
   KB HOME                                                           4,182         342,548
   Leggett & Platt, Inc.                                             9,611         243,062
   Maytag Corp.                                                      3,988          67,278
   Newell Rubbermaid, Inc.                                          13,811         343,480
   Pulte Homes, Inc.                                                 5,952         557,226
   Snap-On, Inc.                                                     2,906         106,592
   Stanley Works (The)                                               3,820         186,913
   Whirlpool Corp.                                                   3,389         271,052
                                                                                ----------
                                                                                 3,639,716
                                                                                ----------

   HOUSEHOLD PRODUCTS (1.8%)
   Clorox Co.                                                        7,716         430,939
   Colgate-Palmolive Co.                                            26,443       1,399,892
   Kimberly-Clark Corp.                                             24,250       1,546,180
   Procter & Gamble Co.                                            124,739       6,939,231
                                                                                ----------
                                                                                10,316,242
                                                                                ----------

   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
   AES Corp. (The)                                        (a)       32,597         523,182
   Calpine Corp.                                          (a)       26,778          88,903
   Constellation Energy Group, Inc.                                  8,853         533,039
   Duke Energy Corp.                                                47,232       1,395,233
   Dynegy, Inc.-Class A                                   (a)       16,680          92,741
   TXU Corp.                                                        12,095       1,047,911
                                                                                ----------
                                                                                 3,681,009
                                                                                ----------

   INDUSTRIAL CONGLOMERATES (4.2%)
   3M Co.                                                           38,842       2,913,150
&  General Electric Co.                                   (b)      534,615      18,444,217

   Textron, Inc.                                                     6,843         507,545
   Tyco International, Ltd.                                        101,830       3,102,760
                                                                                ----------
                                                                                24,967,672
                                                                                ----------

   INSURANCE (4.3%)
   ACE, Ltd.                                                        14,267         659,278
   AFLAC, Inc.                                                      25,260       1,139,226
   Allstate Corp. (The)                                             34,182       2,093,989
   AMBAC Financial Group, Inc.                                       5,462         392,390
&  American International Group, Inc.                              130,820       7,875,364
   AON Corp.                                                        15,856         403,377
   Chubb Corp.                                                       9,821         872,301
   Cincinnati Financial Corp.                                        8,354         344,352
   Hartford Financial Services Group, Inc.                          14,859       1,197,190
   Jefferson-Pilot Corp.                                             6,867         344,517
   Lincoln National Corp.                                            8,820         426,006
   Loews Corp.                                                       8,071         674,978
   Marsh & McLennan Cos., Inc.                                      26,601         770,631
   MBIA, Inc.                                                        7,107         431,679
   Metlife, Inc.                                                    36,880       1,812,283
   Progressive Corp. (The)                                          10,052       1,002,084
   Prudential Financial, Inc.                                       26,436       1,768,568
   SAFECO Corp.                                                      6,450         354,363
   St. Paul Travelers Cos., Inc. (The)                              33,998       1,496,592
   Torchmark Corp.                                                   5,448         284,767
   UnumProvident Corp.                                              14,932         285,948
   XL Capital, Ltd.-Class A                                          6,986         501,735
                                                                                ----------
                                                                                25,131,618
                                                                                ----------

   INTERNET & CATALOG RETAIL (0.4%)
   eBay, Inc.                                             (a)       61,287       2,560,571
                                                                                ----------

   INTERNET SOFTWARE & SERVICES (0.4%)
   Yahoo!, Inc.                                           (a)       66,151       2,205,474
                                                                                ----------

   IT SERVICES (1.0%)
   Affiliated Computer Services, Inc.-Class A             (a)        6,422         320,907
   Automatic Data Processing, Inc.                                  29,291       1,300,813
   Computer Sciences Corp.                                (a)        9,539         436,695
   Convergys Corp.                                        (a)        7,147         103,989
   Electronic Data Systems Corp.                                    25,916         533,092
   First Data Corp.                                                 39,237       1,614,210
   Fiserv, Inc.                                           (a)        9,729         431,676
   Paychex, Inc.                                                    17,903         624,994
   Sabre Holdings Corp.-Class A                                      6,645         127,584
   Sungard Data Systems, Inc.                             (a)       14,433         518,000
   Unisys Corp.                                           (a)       16,969         109,789
                                                                                ----------
                                                                                 6,121,749
                                                                                ----------

   LEISURE EQUIPMENT & PRODUCTS (0.2%)
   Brunswick Corp.                                                   4,864         226,468
   Eastman Kodak Co.                                                14,402         385,109
   Hasbro, Inc.                                                      8,410         184,515
   Mattel, Inc.                                                     20,844         388,741
                                                                                ----------
                                                                                 1,184,833
                                                                                ----------

   MACHINERY (1.4%)
   Caterpillar, Inc.                                                34,500       1,859,895
   Cummins, Inc.                                                     2,106         179,937
   Danaher Corp.                                                    13,856         768,315
   Deere & Co.                                                      12,427         913,757
   Dover Corp.                                                      10,197         420,728
   Eaton Corp.                                                       7,688         502,334
   Illinois Tool Works, Inc.                                        13,811       1,182,912
   Ingersoll-Rand Co.-Class A                                        8,713         681,095
   ITT Industries, Inc.                                              4,618         491,355

Navistar International Corp.                              (a)        3,322         113,446
PACCAR, Inc.                                                         8,721         629,831
Pall Corp.                                                           6,242         193,315
Parker Hannifin Corp.                                                6,027         396,094
                                                                                ----------
                                                                                 8,333,014
                                                                                ----------

MEDIA (3.5%)
Clear Channel Communications, Inc.                                  26,553         866,690
Comcast Corp.-Class A                                     (a)      111,158       3,415,885
Dow Jones & Co., Inc.                                                3,550         133,231
Gannett Co., Inc.                                                   12,607         919,807
Interpublic Group of Cos., Inc.                           (a)       21,182         264,775
Knight-Ridder, Inc.                                                  3,832         239,730
McGraw-Hill Cos. (The), Inc.                                        19,168         881,920
Meredith Corp.                                                       2,311         114,394
New York Times Co.-Class A                                           7,331         231,073
News Corp.-Class A                                                 145,371       2,381,177
Omnicom Group, Inc.                                                  9,390         796,929
Time Warner, Inc.                                         (a)      236,188       4,019,920
Tribune Co.                                                         15,020         548,230
Univision Communications, Inc.-Class A                    (a)       14,687         415,348
Viacom, Inc. Class B                                                81,319       2,723,373
Walt Disney Co.                                                    103,039       2,641,920
                                                                                ----------
                                                                                20,594,402
                                                                                ----------

METALS & MINING (0.6%)
Alcoa, Inc.                                                         43,891       1,231,143
Allegheny Technologies, Inc.                                         4,473         130,030
Freeport-McMoRan Copper & Gold, Inc.-Class B                         8,954         360,667
Newmont Mining Corp.                                                22,342         838,942
Nucor Corp.                                                          8,021         444,764
Phelps Dodge Corp.                                                   4,814         512,450
United States Steel Corp.                                            5,704         243,276
                                                                                ----------
                                                                                 3,761,272
                                                                                ----------

MULTILINE RETAIL (1.3%)
Big Lots, Inc.                                            (a)        5,645          73,216
Dillard's, Inc.-Class A                                              3,587          81,999
Dollar General Corp.                                                15,142         307,685
Family Dollar Stores, Inc.                                           8,409         216,952
Federated Department Stores, Inc.                                    8,547         648,461
JC Penney Co., Inc. Holding Co.                                     13,648         766,199
Kohl's Corp.                                              (a)       16,374         922,675
May Department Stores Co. (The)                                     15,048         617,720
Nordstrom, Inc.                                                     12,798         473,654
Sears Holdings Corp.                                      (a)        5,135         791,971
Target Corp.                                                        45,132       2,651,505
                                                                                ----------
                                                                                 7,552,037
                                                                                ----------

MULTI-UTILITIES (0.5%)
CMS Energy Corp.                                          (a)       10,816         171,325
Dominion Resources, Inc.                                            17,181       1,268,967
Public Service Enterprise Group, Inc.                               11,979         770,250
Sempra Energy                                                       11,844         503,370
                                                                                ----------
                                                                                 2,713,912
                                                                                ----------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                               (a)       48,166         636,273
                                                                                ----------

OIL, GAS & CONSUMABLE FUELS (6.6%)
Amerada Hess Corp.                                                   4,278         504,205
Anadarko Petroleum Corp.                                            11,926       1,053,662
Apache Corp.                                                        16,426       1,123,538
Burlington Resources, Inc.                                          19,507       1,250,594
Chevron Corp.                                                      105,818       6,138,502
Devon Energy Corp.                                                  24,172       1,355,807

   El Paso Corp.                                                    32,261         387,132
   EOG Resources, Inc.                                              11,992         732,711
&  ExxonMobil Corp.                                                320,901      18,852,934
   Kerr-McGee Corp.                                                  5,827         467,384
   Kinder Morgan, Inc.                                               5,496         488,375
   Marathon Oil Corp.                                               18,202       1,062,269
   Occidental Petroleum Corp.                                       20,002       1,645,765
   Sunoco, Inc.                                                      3,482         437,792
   Unocal Corp.                                                     13,615         882,933
   Valero Energy Corp.                                              12,936       1,070,842
   Williams Cos., Inc.                                              28,637         608,250
   XTO Energy, Inc.                                                 18,239         640,007
                                                                                ----------
                                                                                38,702,702
                                                                                ----------

   PAPER & FOREST PRODUCTS (0.4%)
   Georgia-Pacific Corp.                                            13,096         447,228
   International Paper Co.                                          24,567         776,317
   Louisiana-Pacific Corp.                                           5,511         147,805
   MeadWestvaco Corp.                                                9,283         271,249
   Weyerhaeuser Co.                                                 12,274         846,661
                                                                                ----------
                                                                                 2,489,260
                                                                                ----------

   PERSONAL PRODUCTS (0.6%)
   Alberto-Culver Co.                                                4,305         194,242
   Avon Products, Inc.                                              23,762         777,255
   Gillette Co. (The)                                               50,341       2,701,801
                                                                                ----------
                                                                                 3,673,298
                                                                                ----------

   PHARMACEUTICALS (6.6%)
   Abbott Laboratories                                              78,175       3,645,300
   Allergan, Inc.                                                    6,582         588,233
   Bristol-Myers Squibb Co.                                         98,563       2,462,104
   Eli Lilly & Co.                                                  57,094       3,215,534
   Forest Laboratories, Inc.                              (a)       17,654         704,748
&  Johnson & Johnson                                               149,916       9,588,627
   King Pharmaceuticals, Inc.                             (a)       12,121         135,149
   Merck & Co., Inc.                                               111,069       3,449,803
   Mylan Laboratories                                               13,488         234,152
&  Pfizer, Inc.                                                    374,806       9,932,359
   Schering-Plough Corp.                                            74,198       1,544,802
   Watson Pharmaceuticals, Inc.                           (a)        5,469         182,665
   Wyeth                                                            67,442       3,085,471
                                                                                ----------
                                                                                38,768,947
                                                                                ----------

   REAL ESTATE (0.6%)
   Apartment Investment & Management Co.-Class A                     4,813         211,772
   Archstone-Smith Trust                                            10,031         426,317
   Equity Office Properties Trust                                   20,202         716,161
   Equity Residential                                               14,208         574,003
   Plum Creek Timber Co., Inc.                                       9,248         350,037
   ProLogis                                                          9,161         417,375
   Simon Property Group, Inc.                                       11,155         889,500
                                                                                ----------
                                                                                 3,585,165
                                                                                ----------

   ROAD & RAIL (0.5%)
   Burlington Northern Santa Fe Corp.                               19,087       1,035,470
   CSX Corp.                                                        10,807         492,151
   Norfolk Southern Corp.                                           20,061         746,470
   Union Pacific Corp.                                              13,157         925,069
                                                                                ----------
                                                                                 3,199,160
                                                                                ----------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
   Advanced Micro Devices, Inc.                           (a)       19,856         398,708
   Altera Corp.                                           (a)       18,776         410,631
   Analog Devices, Inc.                                             18,725         734,020
   Applied Materials, Inc.                                          83,884       1,548,499

   Applied Micro Circuits Corp.                           (a)       15,478          46,589
   Broadcom Corp.-Class A                                 (a)       14,602         624,528
   Freescale Semiconductor, Inc.-Class B                  (a)       20,243         521,257
&  Intel Corp.                                                     311,236       8,446,945
   KLA-Tencor Corp.                                                  9,858         509,659
   Linear Technology Corp.                                          15,454         600,542
   LSI Logic Corp.                                        (a)       19,248         187,860
   Maxim Integrated Products, Inc.                                  16,344         684,323
   Micron Technology, Inc.                                (a)       30,741         365,203
   National Semiconductor Corp.                                     17,847         440,999
   Novellus Systems, Inc.                                            7,080         204,258
   NVIDIA Corp.                                           (a)        8,375         226,627
   PMC-Sierra, Inc.                                       (a)        9,069          89,148
   Teradyne, Inc.                                         (a)        9,645         149,787
   Texas Instruments, Inc.                                          83,774       2,660,662
   Xilinx, Inc.                                                     17,454         494,821
                                                                                ----------
                                                                                19,345,066
                                                                                ----------

   SOFTWARE (3.7%)
   Adobe Systems, Inc.                                              24,498         726,121
   Autodesk, Inc.                                                   11,478         392,433
   BMC Software, Inc.                                     (a)       11,151         212,873
   Citrix Systems, Inc.                                   (a)        8,437         201,054
   Computer Associates International, Inc.                          26,832         736,538
   Compuware Corp.                                        (a)       19,402         163,559
   Electronic Arts, Inc.                                  (a)       15,459         890,438
   Intuit, Inc.                                           (a)        9,309         446,832
   Mercury Interactive Corp.                              (a)        4,231         166,574
&  Microsoft Corp.                                                 506,568      12,973,206
   Novell, Inc.                                           (a)       19,055         115,854
   Oracle Corp.                                           (a)      226,060       3,069,895
   Parametric Technology Corp.                            (a)       13,589          93,764
   Siebel Systems, Inc.                                             25,895         217,518
   Symantec Corp.                                         (a)       59,442       1,305,941
                                                                                ----------
                                                                                21,712,600
                                                                                ----------

   SPECIALTY RETAIL (2.4%)
   AutoNation, Inc.                                       (a)       11,397         246,061
   Autozone, Inc.                                         (a)        3,376         328,957
   Bed Bath & Beyond, Inc.                                (a)       15,196         697,496
   Best Buy Co., Inc.                                               15,034       1,151,604
   Circuit City Stores, Inc.                                         9,642         175,966
   Gap, Inc. (The)                                                  38,199         806,381
   Home Depot, Inc.                                                108,250       4,709,958
   Lowe's Cos., Inc.                                                38,944       2,578,872
   Ltd. Brands                                                      19,258         469,510
   Office Depot, Inc.                                     (a)       15,657         444,346
   OfficeMax, Inc.                                                   3,492         103,712
   RadioShack Corp.                                                  8,010         187,995
   Sherwin-Williams Co. (The)                                        6,394         304,418
   Staples, Inc.                                                    37,393         851,439
   Tiffany & Co.                                                     7,267         247,296
   TJX Cos., Inc.                                                   24,203         569,013
                                                                                ----------
                                                                                13,873,024
                                                                                ----------

   TELECOMMUNICATIONS (0.2%)
   Alltel Corp.                                                     16,434       1,092,861
                                                                                ----------

   TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   Coach, Inc.                                            (a)       19,242         675,587
   Jones Apparel Group, Inc.                                         6,164         188,433
   Liz Claiborne, Inc.                                               5,466         227,440
   Nike, Inc.-Class B                                               11,590         971,242
   Reebok International, Ltd.                                        2,796         118,271
   VF Corp.                                                          5,050         298,152
                                                                                ----------
                                                                                 2,479,125
                                                                                ----------

THRIFTS & MORTGAGE FINANCE (1.6%)
Countrywide Financial Corp.                                         29,656        1,067,616
Fannie Mae                                                          48,784        2,725,074
Freddie Mac                                                         34,855        2,205,624
Golden West Financial Corp.                                         14,179          923,336
MGIC Investment Corp.                                                4,859          333,230
Sovereign Bancorp, Inc.                                             18,887          453,099
Washington Mutual, Inc.                                             44,204        1,877,786
                                                                                -----------
                                                                                  9,585,765
                                                                                -----------

TOBACCO (1.3%)
Altria Group, Inc.                                                 104,370        6,988,615
Reynolds American, Inc.                                              5,828          485,531
UST, Inc.                                                            8,344          383,991
                                                                                -----------
                                                                                  7,858,137
                                                                                -----------

TRADING COMPANIES & DISTRIBUTORS (0.0%)                   ++
WW Grainger, Inc.                                                    4,209          262,305
                                                                                -----------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Nextel Communications, Inc.-Class A                       (a)       56,774        1,975,735
                                                                                -----------

Total Common Stocks
   (Cost $374,930,008)                                                          568,967,357 (f)
                                                                                -----------

                                                                   PRINCIPAL
                                                                     AMOUNT                VALUE
                                                                --------------      ------------------
SHORT-TERM INVESTMENTS (3.6%)

COMMERCIAL PAPER (2.0%)
McGraw-Hill Cos. (The), Inc.                           (b)
3.222%, due 8/3/05                                              $ 11,700,000            11,695,806
                                                                                    --------------

Total Commercial Paper
 (Cost $11,695,806)                                                                     11,695,806
                                                                                    --------------

U.S. GOVERNMENTS (1.6%)
U.S. Treasury Bills
3.00%, due 10/6/05                                     (b)         3,000,000             2,982,288
3.01%, due 10/13/05                                    (b)         6,600,000             6,556,770
                                                                                    --------------
Total U.S. Governments
 (Cost $9,540,835)                                                                       9,539,058
                                                                                    --------------
Total Short-Term Investments
 (Cost $21,236,641)                                                                     21,234,864
                                                                                    --------------

Total Investments
(Cost $396,166,649)                                    (c)             100.1 %         590,202,221 (d)

Liabilities in Excess of
Cash and Other Assets                                                   (0.1)             (440,044)
                                                                ------------        --------------

Net Assets                                                             100.0 %      $  589,762,177
                                                                ============        ==============

                                                                                  UNREALIZED
                                                                 CONTRACTS       APPRECIATION/
                                                                   LONG         DEPRECIATION (e)
                                                                 ---------      ----------------
FUTURES CONTRACT (0.1%)
Standard & Poor's 500 Index
September 2005                                                       67         $       480,323
Mini September 2005                                                   1                    (303)
                                                                                ---------------

Total Futures Contract
   (Settlement Value $20,778,240)                      (f)                      $       480,020
                                                                                ===============

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Non-income producing security.

(b)   Segregated as collateral for futures contracts.

(c)   The cost for federal income tax purposes is $405,202,545.

(d) At July 31, 2005 net unrealized appreciation was $184,999,676, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $232,055,076 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $47,055,400.

(e) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2005.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.0% of net assets.

MAINSTAY GLOBAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                      ----------        ----------
LONG-TERM BONDS (97.4%)                                            +
BRADY BONDS (3.4%)

ALGERIA (0.1%)
Republic of Algeria
0.938%, due 3/4/10                                                           JPY      18,421,055           162,213
                                                                                                        ----------

BRAZIL (0.5%)
Republic of Brazil
4.313%, due 4/15/12                                                                   $  732,951         $ 710,083
                                                                                                        ----------

IVORY COAST (0.2%)
Republic of Ivory Coast
2.00%, due 3/29/18                                                                     1,400,000           262,500
                                                                                                        ----------

NIGERIA (0.8%)
Republic of Nigeria
6.25%, due 11/15/20                                                                    1,250,000         1,237,500
                                                                                                        ----------

PERU (1.8%)
Republic of Peru
5.00%, due 3/7/17                                                                      2,861,100         2,732,350
                                                                                                        ----------

Total Brady Bonds
   (Cost $4,334,301)                                                                                     5,104,646
                                                                                                        ----------

CORPORATE BONDS (20.0%)

ARGENTINA (0.8%)
Argentine Beverages Financial Trust
7.375%, due 3/22/12                                                (a)                   250,000           253,750
YPF SA
9.125%, due 2/24/09                                                                      880,000           961,400
                                                                                                        ----------
                                                                                                         1,215,150
                                                                                                        ----------

BERMUDA (0.7%)
AES China Generating Co.
8.25%, due 6/26/10                                                                       550,000           562,798
Asia Aluminum Holdings, Ltd., Senior Note
8.00%, due 12/23/11                                                (a)                   500,000           497,500
                                                                                                        ----------
                                                                                                         1,060,298
                                                                                                        ----------

BRAZIL (0.7%)
Braskem International, Ltd., Senior Note
9.375%, due 6/1/15                                                 (a)                   150,000           157,125
Caue Finance, Ltd., Guaranteed Note
8.875%, due 8/1/15                                                 (a)                   750,000           766,875
CIA Brasileira de Bebidas, Guaranteed Note
10.50%, due 12/15/11                                                                     125,000           155,312
                                                                                                        ----------
                                                                                                         1,079,312
                                                                                                        ----------

CAYMAN ISLANDS (0.9%)
Banco Mercantil del Norte SA/Grand Cayman, Reg S
5.875%, due 2/17/14                                                                      400,000           408,800
CSN Islands VIII Corp., Guaranteed Note
9.75%, due 12/16/13                                                (a)                   750,000           798,750
Votorantim Overseas III
7.875%, due 1/23/14                                                (a)                   200,000           204,000
                                                                                                        ----------
                                                                                                         1,411,550
                                                                                                        ----------

CHILE (0.6%)
AES Gener SA, Senior Note
7.50%, due 3/25/14                                                                       550,000           564,530
Empresa Nacional de Electricidad SA/Chile, Series B
8.50%, due 4/1/09                                                                        100,000           110,246
Empresa Nacional de Petroleo ENAP
6.75%, due 11/15/12                                                (a)                   100,000           108,757
Transelec SA, Senior Note
7.875%, due 4/15/11                                                                      100,000           112,860
                                                                                                        ----------
                                                                                                           896,393
                                                                                                        ----------

COLOMBIA (1.2%)
Bavaria SA, Senior Note
8.875%, due 11/1/10                                                (a)                 1,085,000         1,207,062
Chivor SA, Senior Secured Note
9.75%, due 12/30/14                                                (a)                   500,000           537,500
                                                                                                        ----------
                                                                                                         1,744,562
                                                                                                        ----------

GERMANY (3.4%)
Aries Vermoegensverwaltungs GmbH
Series C
9.60%, due 10/25/14                                                (a)                 2,000,000         2,568,000
Aries Vermoegensverwaltungs GmbH, Reg S
9.60%, due 10/25/14                                                                      500,000           641,850
Citibank Global Markets Deutschland for Severstal
9.25%, due 4/19/14                                                 (a)                   460,000           474,950
Dresdner Bank AG for Kyivstar GSM
7.75%, due 4/27/12                                                 (a)                   400,000           407,040
10.375%, due 8/17/09                                               (a)                   580,000           643,220
Ultrapetrol Bahamas, Ltd.
9.00%, due 11/24/14                                                                      450,000           399,375
                                                                                                        ----------
                                                                                                         5,134,435
                                                                                                        ----------

HONG KONG (0.4%)
Panva Gas Holdings, Ltd.
8.25%, due 9/23/11                                                                       500,000           527,417
                                                                                                        ----------

LUXEMBOURG (2.9%)
Gazprom International SA
7.201%, due 2/1/20                                                 (a)                 1,695,000         1,820,006
Mobile Telesystems Finance SA
9.75%, due 1/30/08                                                 (a)                   750,000           806,250
Sistema Finance SA
10.25%, due 4/14/08                                                                      500,000           537,650
Tengizchevroil Finance Co., SARL, Guaranteed Note
6.124%, due 11/15/14                                               (a)                   320,000           324,400
UBS Luxembourg SA for OJSC Vimpel Communications
8.375%, due 10/22/11                                               (a)                   200,000           204,750
UBS Luxembourg SA for Wimm-Bill-Dann Foods OJSC, Guaranteed Note
8.50%, due 5/21/08                                                 (a)                   600,000           606,750
                                                                                                        ----------
                                                                                                         4,299,806
                                                                                                        ----------

     MALAYSIA (0.3%)
     TNB Capital L, Ltd., Guaranteed Note
     5.25%, due 5/5/15                                                  (a)                   485,000           486,281
                                                                                                             ----------

     MAURITIUS (0.2%)
     Antam Finance, Ltd.
     7.375%, due 9/30/10                                                                      300,000           300,209
                                                                                                             ----------

     MEXICO (0.5%)
     Grupo Transportacion Ferroviaria Mexicana SA DE CV, Senior Note
     12.50%, due 6/15/12                                                                      540,000           635,850
     Innova S de RL, Senior Note
     9.375%, due 9/19/13                                                                      100,000           113,000
                                                                                                             ----------
                                                                                                                748,850
                                                                                                             ----------

     NETHERLANDS (1.1%)
     Intergas Finance BV
     6.875%, due 11/4/11                                                (a)                   570,000           584,962
     Kazkommerts International BV
     7.00%, due 11/3/09                                                 (a)                   500,000           508,750
     Paiton Energy Funding BV, Senior Secured Note
     9.34%, due 2/15/14                                                 (a)                   500,000           535,000
                                                                                                             ----------
                                                                                                              1,628,712
                                                                                                             ----------

     PHILIPPINE ISLANDS (0.5%)
     Philippine Long Distance Telephone
     8.35%, due 3/6/17                                                                         70,000            70,700
     11.375%, due 5/15/12                                                                     550,000           660,000
                                                                                                             ----------
                                                                                                                730,700
                                                                                                             ----------

     RUSSIA (3.2%)
     Morgan Stanley Bank AG for OAO Gazprom
     9.625%, due 3/1/13                                                 (a)                 1,720,000         2,089,800
     Salomon Brothers AG for OAO Siberian Oil Co., Reg S
     10.75%, due 1/15/09                                                                    1,195,000         1,374,250
     Salomon Brothers AG for Tyumen Oil Co.
     11.00%, due 11/6/07                                                (a)                 1,250,000         1,389,062
                                                                                                             ----------
                                                                                                              4,853,112
                                                                                                             ----------

     SOUTH KOREA (0.1%)
     LG Electronics, Inc.
     5.00%, due 6/17/10                                                 (a)                   150,000           147,412
                                                                                                             ----------

     UNITED STATES (2.3%)
     Indosat Tbk PT, Guaranteed Note
     7.125%, due 6/22/12                                                (a)                   250,000           252,500
     PEMEX Project Funding Master Trust
&    7.375%, due 12/15/14                                                                   2,960,000         3,270,800
                                                                                                             ----------
                                                                                                              3,523,300
                                                                                                             ----------

     VENEZUELA (0.2%)
     Republic of Venezuela, Reg S
     4.64%, due 4/20/11                                                                       250,000           231,875
                                                                                                             ----------

     Total Corporate Bonds
        (Cost $28,409,438)                                                                                   30,019,374
                                                                                                             ----------

     GOVERNMENTS & FEDERAL AGENCIES (74.0%)

     ALGERIA (0.2%)
     Republic of Algeria
     2.813%, due 9/4/06                                                                        57,692            57,115
     4.0025%, due 3/4/10                                                                      166,667           165,417
                                                                                                             ----------
                                                                                                                222,532
                                                                                                             ----------

     ARGENTINA (2.8%)
     Argentine Republic
     3.01%, due 8/3/12                                                                      2,320,000         2,141,360
     8.28%, due 12/31/33                                                                    2,159,993         2,087,633
                                                                                                             ----------
                                                                                                              4,228,993
                                                                                                             ----------

     BRAZIL (18.3%)
     Republic of Brazil
     4.313%, due 4/15/12                                                                    1,502,961         1,456,068
&    8.00%, due 4/15/14                                                                     4,501,665         4,566,489
&    8.25%, due 1/20/34                                                                     3,000,000         2,859,000
     8.875%, due 4/15/24                                                                    1,475,000         1,497,125
     9.25%, due 10/22/10                                                                    1,160,000         1,277,160
     9.375%, due 4/7/08                                                                     2,425,000         2,635,975
     10.125%, due 5/15/27                                                                   1,500,000         1,706,250
     10.50%, due 7/14/14                                                                    1,230,000         1,428,030
&    11.00%, due 1/11/12                                                                    2,500,000         2,940,000
     11.00%, due 8/17/40                                                                    2,365,000         2,781,240
     11.50%, due 3/12/08                                                                    1,560,000         1,775,280
     12.25%, due 3/6/30                                                                     1,140,000         1,482,000
     14.50%, due 10/15/09                                                                     900,000         1,158,750
                                                                                                             ----------
                                                                                                             27,563,367
                                                                                                             ----------

     COLOMBIA (2.8%)
     Republic of Colombia
     8.125%, due 5/21/24                                                                    1,650,000         1,645,875
     10.375%, due 1/28/33                                                                     500,000           592,500
     10.50%, due 7/9/10                                                                     1,170,000         1,375,920
     11.75%, due 2/25/20                                                                      430,000           554,700
                                                                                                             ----------
                                                                                                              4,168,995
                                                                                                             ----------

     COSTA RICA (0.4%)
     Republic of Costa Rica, Reg S
     8.11%, due 2/1/12                                                                        500,000           543,125
                                                                                                             ----------

     DOMINICAN REPUBLIC (0.4%)
     Dominican Republic
     9.04%, due 1/23/18                                                 (a)                   604,546           634,774
                                                                                                             ----------

     ECUADOR (2.3%)
     Republic of Ecuador
     Reg S
     8.00%, due 8/15/30                                                                     1,730,000         1,496,450
     12.00%, due 11/15/12                                                                   1,055,000         1,036,537
     Republic of Ecuador, Reg S
     12.00%, due 11/15/12                                               (a)                   960,000           943,200
                                                                                                             ----------
                                                                                                              3,476,187
                                                                                                             ----------

     EGYPT (0.5%)
     Republic of Egypt, Reg S
     8.75%, due 7/11/11                                                                       610,000           727,120
                                                                                                             ----------

     EL SALVADOR (0.3%)
     Republic of El Salvador
     7.75%, due 1/24/23                                                 (a)                   100,000           112,250
     8.25%, due 4/10/32                                                 (a)                   250,000           270,000
     Republic of El Salvador, Reg S
     7.75%, due 1/24/23                                                                       100,000           112,250
                                                                                                             ----------
                                                                                                                494,500
                                                                                                             ----------

     INDONESIA (0.4%)
     Republic of Indonesia
     7.25%, due 4/20/15                                                 (a)                   550,000           555,500
                                                                                                             ----------

     LEBANON (0.3%)
     Lebanese Republic, Reg S
     11.625%, due 5/11/16                                                                     400,000           470,000
                                                                                                             ----------

     MEXICO (4.3%)
     United Mexican States
     7.50%, due 1/14/12                                                                       800,000           893,600
&    8.125%, due 12/30/19                                                                   4,650,000         5,621,850
                                                                                                             ----------
                                                                                                              6,515,450
                                                                                                             ----------

     MOROCCO (0.1%)
     Kingdom of Morocco
     4.1115%, due 1/1/09                                                                       86,550            85,684
                                                                                                             ----------

     NETHERLANDS (1.4%)
     Republic of Colombia
     10.00%, due 1/23/12                                                                    1,810,000         2,077,880
                                                                                                             ----------

     PANAMA (3.1%)
     Republic of Panama
     8.125%, due 4/28/34                                                                      250,000           281,250
     8.875%, due 9/30/27                                                                      810,000           972,000
     9.375%, due 7/23/12                                                                      350,000           424,375
     9.375%, due 4/1/29                                                                     1,635,000         2,049,473
     9.625%, due 2/8/11                                                                       770,000           922,075
                                                                                                             ----------
                                                                                                              4,649,173
                                                                                                             ----------

     PERU (3.2%)
     Republic of Peru
     7.35%, due 7/21/25                                                                       250,000           248,375
     7.50%, due 7/27/35                                                 (a)                 1,100,000         1,089,614
&    9.125%, due 2/21/12                                                                    3,000,000         3,538,500
                                                                                                             ----------
                                                                                                              4,876,489
                                                                                                             ----------

     PHILIPPINE ISLANDS (5.0%)
     Republic of the Philippines
     9.375%, due 1/18/17                                                                      830,000           883,950
&    9.50%, due 2/2/30                                                                      3,600,000         3,629,160
     9.875%, due 1/15/19                                                                    1,470,000         1,580,250
     10.625%, due 3/16/25                                                                   1,290,000         1,430,288
                                                                                                             ----------
                                                                                                              7,523,648
                                                                                                             ----------

     RUSSIA (11.4%)
     Russian Federation
&    5.00%, due 3/31/30                                                 (a)(b)                 28,205            31,237
     Reg S
&    5.00%, due 3/31/30                                                                    10,614,750        11,769,635
     8.25%, due 3/31/10                                                 (a)                   843,289           916,486

     Reg S
     8.25%, due 3/31/10                                                                       816,251           887,020
     Russian Federation, Reg S
&    11.00%, due 7/24/18                                                                    2,410,000         3,569,692
                                                                                                            -----------
                                                                                                             17,174,070
                                                                                                            -----------

     SOUTH AFRICA (0.7%)
     Republic of South Africa
     7.375%, due 4/25/12                                                                      950,000         1,069,938
                                                                                                            -----------

     TURKEY (7.1%)
     Republic of Turkey
     7.25%, due 3/15/15                                                                     1,210,000         1,240,976
     7.375%, due 2/5/25                                                                     2,180,000         2,129,642
     9.00%, due 6/30/11                                                                     1,000,000         1,135,000
     9.875%, due 3/19/08                                                                      980,000         1,091,475
     11.00%, due 1/14/13                                                                      550,000           694,375
     11.75%, due 6/15/10                                                                      700,000           867,125
     11.875%, due 1/15/30                                                                   1,160,000         1,648,650
     12.375%, due 6/15/09                                                                   1,470,000         1,806,263
                                                                                                            -----------
                                                                                                             10,613,506
                                                                                                            -----------

     UKRAINE (1.2%)
     Ukraine Government
     6.875%, due 3/4/11                                                 (a)                   350,000           367,063
     7.65%, due 6/11/13                                                 (a)                   900,000           990,000
     Ukraine Government, Reg S
     11.00%, due 3/15/07                                                                      408,072           428,883
                                                                                                            -----------
                                                                                                              1,785,946
                                                                                                            -----------

     URUGUAY (1.3%)
     Republic of Uruguay
     7.50%, due 3/15/15                                                                       960,000           945,600
     7.875%, due 1/15/33                                                (c)                 1,124,422         1,037,279
                                                                                                            -----------
                                                                                                              1,982,879
                                                                                                            -----------

     VENEZUELA (6.3%)
     Republic of Venezuela
     8.50%, due 10/8/14                                                                     2,170,000         2,251,375
&    9.25%, due 9/15/27                                                                     3,713,000         3,867,090
     9.375%, due 1/13/34                                                                    2,215,000         2,311,353
     10.75%, due 9/19/13                                                                      680,000           789,480
     13.625%, due 8/15/18                                                                     200,000           269,000
                                                                                                            -----------
                                                                                                              9,488,298
                                                                                                            -----------

     VIETNAM (0.2%)
     Republic of Vietnam
     3.75%, due 3/12/28                                                                       500,000           365,000
                                                                                                            -----------

     Total Governments & Federal Agencies
        (Cost $97,596,747)                                                                                  111,293,054
                                                                                                            -----------

     Total Long-Term Bonds
     (Cost $130,340,486)                                                                                    146,417,074
                                                                                                            -----------

SHORT-TERM INVESTMENTS (1.8%)

COMMERCIAL PAPER (1.8%)
UNITED STATES (1.8%)
Rabobank USA Finance Corp.
3.28%, due 8/1/05                                                                      2,740,000         2,739,501
                                                                                                      ------------

Total Commercial Paper
   (Cost $2,739,501)                                                                                     2,739,501
                                                                                                      ------------

Total Short-Term Investments                                                                             2,739,501
                                                                                                      ------------
(Cost $2,739,501)

Total Investments
(Cost $133,079,987)                                                (d)                      99.2%      149,156,575(e)
Cash and Other Assets
Less Liabilities                                                                             0.8         1,206,508
                                                                                       ---------      ------------
Net Assets                                                                                   100%     $150,363,083
                                                                                       =========      ============

+     Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   May be sold to institutional investors only.

(b) Step Bond. Coupon rate increases in increments to maturity. Rate shown is the rate in effect at July 31, 2005.

(c) CIK ("Cash in Kind") - Interest payment is made with cash or additional securities.

(d)   The cost for federal income tax purposes is $133,324,670.

(e) At July 31, 2005 net unrealized appreciation for securities was $15,831,905, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $16,087,209 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $255,304.

Foreign currency forward contracts open at July 31, 2005:

                                                                          CONTRACT        CONTRACT
                                                                           AMOUNT          AMOUNT    UNREALIZED
FOREIGN CURRENCY SALE CONTRACTS                                             SOLD          PURCHASED  APPRECIATION
Yen vs. U.S. Dollar, expiring 08/19/05                              (euro) 44,000,000.00  $ 395,328  $      3,311
                                                                    --------------------  ---------  ------------
Net unrealized appreciation on foreign currency forward contracts:                                   $      3,311
                                                                                                     ------------

MAINSTAY GOVERNMENT FUND

PORTFOLIO OF INVESTMENTS                               July 31, 2005 unaudited

                                                               PRINCIPAL
                                                                AMOUNT                     VALUE
                                                          -----------------         ------------------
LONG-TERM INVESTMENTS (99.5%)                     +
ASSET-BACKED SECURITIES (5.1%)

CONSUMER FINANCE (1.9%)

BMW Vehicle Owner Trust
Series 2003-A, Class A3
1.94%, due 2/25/07                                        $         794,295         $          791,694
Harley-Davidson Motorcycle Trust
Series 2002-1, Class A2
4.50%, due 1/15/10                                                4,289,182                  4,300,082
MMCA Automobile Trust
Series 2001-2, Class A4
3.47%, due 7/15/06                                (b)               460,636                    460,599
Volkswagen Auto Loan Enhanced Trust
Series 2003-2, Class A3
2.27%, due 10/22/07                                               1,668,452                  1,654,585
                                                                                    ------------------
                                                                                             7,206,960
                                                                                    ------------------

CONSUMER LOANS (0.7%)

Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23                                               2,275,000                  2,411,790
                                                                                    ------------------

DIVERSIFIED FINANCIAL SERVICES (2.3%)

Capital One Master Trust
Series 2001-5, Class A
5.30%, due 6/15/09                                                1,620,000                  1,636,894
Massachusetts RRB Special Purpose Trust
Series 2001-1, Class A
6.53%, due 6/1/15                                                 6,689,058                  7,195,639
                                                                                    ------------------
                                                                                             8,832,533
                                                                                    ------------------

THRIFTS & MORTGAGE FINANCE (0.2%)

Vanderbilt Mortgage Finance
Series 1999-B, Class 1A4
6.545%, due 4/7/18                                                  765,256                    772,394
                                                                                    ------------------

Total Asset-Backed Securities
   (Cost $18,661,896)                                                                       19,223,677
                                                                                    ------------------

CORPORATE BONDS (1.8%)

CONSUMER FINANCE (0.5%)

HSBC Finance Corp.
5.00%, due 6/30/15                                                1,500,000                  1,485,380
6.375%, due 11/27/12                                                260,000                    281,380
                                                                                    ------------------
                                                                                             1,766,760
                                                                                    ------------------

ELECTRIC UTILITIES (0.5%)

Kiowa Power Partners LLC, Senior Secured Note
5.737%, due 3/30/21                               (f)             2,000,000                  1,984,240
                                                                                    ------------------

INSURANCE (0.5%)

Fund American Cos., Inc., Guaranteed Senior Note
5.875%, due 5/15/13                                               1,780,000                  1,816,107
                                                                                    ------------------

MEDIA (0.3%)

  TCI Communications, Inc., Senior Note
  8.75%, due 8/1/15                                                                      $  1,075,000           $      1,352,252
                                                                                                                ----------------

  Total Corporate Bonds
     (Cost $6,954,545)                                                                                                 6,919,359
                                                                                                                ----------------

  MORTGAGE-BACKED SECURITIES (2.2%)

  COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.2%)

  Citigroup Commercial Mortgage Trust
  Series 2005-EMG, Class A1                                                          (f)
  4.154%, due 9/20/51                                                                       3,371,452                  3,335,551
  Series 2004-C2, Class A5
  4.733%, due 10/15/41                                                                      2,000,000                  1,975,322
  GS Mortgage Securities Corp. II
  Series 2001-ROCK, Class A1 144A                                                    (f)
  6.22%, due 5/3/18                                                                         2,825,400                  2,953,217
                                                                                                                ----------------
                                                                                                                       8,264,090
                                                                                                                ----------------

  Total Mortgage-Backed Securities
     (Cost $8,336,334)                                                                                                 8,264,090
                                                                                                                ----------------

  MUNICIPAL BONDS (0.4%)

  TEXAS (0.4%)

  Harris County Texas Industrial Development Corp. Solid Waste Deer Park
  5.683%, due 3/1/23                                                                        1,720,000                  1,744,011
                                                                                                                ----------------

  Total Municipal Bonds
     (Cost $1,755,088)                                                                                                 1,744,011
                                                                                                                ----------------

  FEDERAL AGENCIES (90.0%)

  FEDERAL HOME LOAN MORTGAGE CORPORATION (9.1%)

  3.00%, due 8/1/10                                                                         5,769,857                  5,508,630
  5.00%, due 6/1/33 - 8/1/33                                                               12,478,360                 12,311,408
  5.00%, due 8/11/35 TBA                                                             (a)    5,645,000                  5,555,030
& 5.25%, due 11/5/12                                                                       10,900,000                 10,890,702
                                                                                                                ----------------
                                                                                                                      34,265,770
                                                                                                                ----------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE PASS-THROUGH SECURITIES) (2.5%)

  5.50%, due 8/11/35 TBA                                                             (a)    9,465,000                  9,515,278
                                                                                                                ----------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.4%)

  2.80% (step coupon), due 3/1/19                                                           1,750,000                  1,736,541
  4.00%, due 9/2/08                                                                         8,840,000                  8,729,261
  4.375%, due 7/17/13                                                                       5,140,000                  4,997,103
  5.25%, due 1/15/09 - 8/1/12                                                               9,505,000                  9,788,294
  5.50%, due 5/2/06 - 8/15/20                                                               8,970,000                  9,062,005
& 5.50%, due 8/16/20 TBA                                                             (a)   19,180,000                 19,563,600
  6.25%, due 2/1/11                                                                         1,875,000                  2,014,341
& 6.625%, due 9/15/09                                                                      16,975,000                 18,392,616
& 6.625%, due 11/15/30                                                                     11,895,000                 14,931,139
                                                                                                                ----------------
                                                                                                                      89,214,900
                                                                                                                ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.3%)

  4.491%, due 11/25/12                                                                      3,865,000                  3,824,472
  6.32%, due 8/15/08                                                                        4,843,585                  5,039,670
                                                                                                                ----------------
                                                                                                                       8,864,142
                                                                                                                ----------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH SECURITIES) (38.4%)

  3.352%, due 4/1/34                                                                 (b)    6,088,042                  6,026,362

& 4.50%, due 7/1/18                                                                         21,718,705                 21,392,383
& 4.50%, due 11/1/18                                                                        12,669,308                 12,478,952
  5.00%, due 9/1/17                                                                          8,804,123                  8,834,586
& 5.00%, due 7/14/35 TBA                                                             (a)    10,405,000                 10,229,416
  5.50%, due 1/1/17 - 12/1/33                                                               29,794,386                 30,191,840
& 5.50%, due 8/12/35 TBA                                                             (a)    14,035,000                 14,105,175
  6.00%, due 12/1/16 - 11/1/32                                                               5,452,272                  5,591,702
& 6.00%, due 8/12/35 TBA                                                             (a)    23,965,000                 24,481,733
  6.50%, due 10/1/31                                                                         2,022,150                  2,095,597
  7.00%, due 7/1/31 - 11/1/32                                                                3,436,449                  3,617,371
  7.50%, due 1/1/30 - 8/1/31                                                                 5,328,880                  5,692,618
                                                                                                                 ----------------
                                                                                                                      144,737,735
                                                                                                                 ----------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE PASS-THROUGH SECURITIES) (3.3%)

  6.00%, due 8/15/32 - 12/15/32                                                              6,209,902                  6,389,230
  6.50%, due 8/15/28 - 4/15/31                                                               4,351,849                  4,553,114
  7.50%, due 12/15/28 - 2/15/32                                                              1,790,661                  1,916,859
                                                                                                                 ----------------
                                                                                                                       12,859,203
                                                                                                                 ----------------
  HVIDE VAN OMMEREN TANKERS (1.6%)

  Series I and Series II
  7.54%, due 12/14/23                                                                (c)     5,786,000                  6,010,902
                                                                                                                 ----------------

  TENNESSEE VALLEY AUTHORITY (1.4%)

  4.65%, due 6/15/35                                                                         5,605,000                  5,391,186
                                                                                                                 ----------------

  U.S. TREASURY BOND (5.5%)

  5.375%, due 2/15/31                                                                (d)     1,385,000                  1,573,814
  6.00%, due 2/15/26                                                                         1,555,000                  1,851,664
& 6.25%, due 8/15/23                                                                         9,465,000                 11,413,086
  6.875%, due 8/15/25                                                                          630,000                    820,083
  8.75%, due 8/15/20                                                                         3,695,000                  5,394,988
                                                                                                                 ----------------
                                                                                                                       21,053,635
                                                                                                                 ----------------
  U.S. TREASURY INFLATION INDEXED NOTE (1.1%)

  2.00%, due 7/15/14                                                                         4,126,360                  4,170,846
                                                                                                                 ----------------

  U.S. TREASURY NOTE (1.4%)

  3.00%, due 2/15/08                                                                 (d)     1,680,000                  1,638,066
  3.875%, due 2/15/13                                                                        1,890,000                  1,849,025
  4.00%, due 2/15/15                                                                 (d)     1,435,000                  1,402,095
  6.00%, due 8/15/09                                                                           365,000                    390,179
                                                                                                                 ----------------
                                                                                                                        5,279,365
                                                                                                                 ----------------
  Total Federal Agencies
     (Cost $340,284,215)                                                                                              341,362,962
                                                                                                                 ----------------

  Total Long-Term Bonds
    (Cost $375,992,078)                                                                                               377,514,099
                                                                                                                 ----------------

  SHORT-TERM INVESTMENTS (23.8%)

  FEDERAL AGENCIES (22.6%)

  Federal Home Loan Bank
  3.15%, due 8/5/05                                                                          8,810,000                  8,805,375
  3.17%, due 8/8/05                                                                         10,000,000                  9,992,075
  3.23%, due 8/12/05                                                                        13,000,000                 12,984,837
                                                                                                                 ----------------
                                                                                                                       31,782,287
                                                                                                                 ----------------
  Federal Home Loan Mortgage Corporation
  3.08%, due 8/1/05                                                                          7,800,000                  7,798,665
  3.16%, due 8/1/05                                                                         10,000,000                  9,992,075
                                                                                                                 ----------------
                                                                                                                       17,790,740
                                                                                                                 ----------------
  Federal National Mortgage Association
  3.08%, due 8/10/05                                                                        10,000,000                  9,990,589
  3.16%, due 8/1/05                                                                         11,115,000                 11,106,219
  3.16%, due 8/8/05                                                                         10,000,000                  9,998,244

3.24%, due 8/17/05                                                                   5,005,000                  4,996,892
                                                                                                            -------------
                                                                                                               36,091,944
                                                                                                            -------------
Total Federal Agencies
   (Cost $85,664,971)                                                                                          85,664,971
                                                                                                            -------------

                                                                                    SHARES
                                                                                 -------------
INVESTMENT COMPANIES (0.6%)

American Beacon Money Market Fund               (e)                                    992,159                    992,159
BGI Institutional Money Market Fund             (e)                                  1,113,407                  1,113,407
Merrimac Cash Series, Premium Class             (e)                                    148,824                    148,824
                                                                                                            -------------
Total Investment Companies
   (Cost $2,254,390)                                                                                            2,254,390
                                                                                                            -------------

                                                                                   PRINCIPAL
                                                                                     AMOUNT
                                                                                 -------------
TIME DEPOSITS (0.6%)

Keybank Eurodollar Overnight                    (e)                              $   1,488,239                  1,488,239
Svenska Handlesbanken Eurodollar Overnight      (e)                                    992,159                    992,159
                                                                                                            -------------
Total Time Deposits
   (Cost $2,480,398)                                                                                            2,480,398
                                                                                                            -------------

Total Short-Term Investments
  (Cost $90,399,759)                                                                                           90,399,759
                                                                                                            -------------

Total Investments
  (Cost $466,391,837)                           (g)                                      123.3%               467,913,858 (h)
Liabilities in Excess of
Cash and Other Assets                                                                    (23.3)               (88,457,519)
                                                                                 -------------              -------------
Net Assets                                                                               100.0%             $ 379,456,339
                                                                                 =============              =============

-------------------
+     Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2005 is $83,450,232.

(b)   Adjustable Rate. Rate shown is the rate in effect at July 31, 2005.

(c)   United States Government Guaranteed Security.

(d)   Represents security, or a portion thereof, which is out on loan.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)   May be sold to institutional investors only.

(g)   The cost for federal income tax purposes is $466,450,545.

(h) At July 31, 2005, net unrealized appreciation was $1,463,313 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $4,584,151 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,120,838.

MAINSTAY HIGH YIELD CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS                        July 31, 2005 unaudited

                                                                                  PRINCIPAL
                                                                                    AMOUNT                     VALUE
                                                                                 -----------                -----------
LONG-TERM BONDS (83.8%)                                              +

ASSET-BACKED SECURITIES (0.1%)

AIRLINES (0.0%)                                                      *

Northwest Airlines, Inc. Series 1996-1, Class C
8.97%, due 7/2/16                                                                $ 1,725,305                $ 1,033,475
                                                                                                            -----------

ENTERTAINMENT (0.1%)

United Artists Theatre Circuit, Inc. Series 1995-A, Class A
9.30%, due 7/1/15                                                                  3,031,320                  3,001,007
                                                                                                            -----------

Total Asset-Backed Securities
   (Cost $3,705,785)                                                                                          4,034,482
                                                                                                            -----------

CONVERTIBLE BONDS (4.8%)

AIRLINES (0.1%)

Delta Air Lines, Inc., Senior Note
8.00%, due 6/3/23                                                    (a)          11,530,000                  3,213,987
                                                                                                            -----------
BIOTECHNOLOGY (0.4%)

Amgen, Inc.
(Zero Coupon), due 3/1/32                                                         21,520,000                 16,920,100
                                                                                                            -----------

DIVERSIFIED FINANCIAL SERVICES (0.6%)

Lincare Holdings, Inc., Senior Note
3.00%, due 6/15/33                                                                18,790,000                 18,930,925
Providian Financial Corp., Senior Note
3.25%, due 8/15/05                                                                 9,040,000                  9,062,600
                                                                                                            -----------
                                                                                                             27,993,525

HEALTH CARE-SERVICES (0.7%)

Laboratory Corp. of America Holdings
(Zero Coupon), due 9/11/21                                                        43,980,000                 33,039,975
                                                                                                            -----------

INTERNET (0.1%)

At Home Corp., Subordinated Note
4.75%, due 12/15/06                                                  (b)(c)       61,533,853                      6,153
Riverstone Networks, Inc., Senior Note
3.75%, due 12/1/06                                                   (a)(b)        7,745,000                  7,280,300
                                                                                                            -----------
                                                                                                              7,286,453
                                                                                                            -----------

MEDIA (0.6%)

Adelphia Communications Corp., Subordinated Note
6.00%, due 2/15/06                                                   (b)          12,365,000                    649,162

UnitedGlobalCom, Inc.
1.75%, due 4/15/24                                                   (a)          20,480,000                 24,830,976
                                                                                                            -----------
                                                                                                             25,480,138
                                                                                                            -----------

SEMICONDUCTORS (0.5%)

Amkor Technology, Inc., Subordinated Note
5.75%, due 6/1/06                                                    (d)          16,500,000                 15,840,000
LSI Logic Corp., Subordinated Note
4.00%, due 11/1/06                                                                 6,725,000                  6,657,750
                                                                                                            -----------
                                                                                                             22,497,750
                                                                                                            -----------

TELECOMMUNICATIONS (1.8%)

Ciena Corp.
3.75%, due 2/1/08                                                                 39,835,000                 35,652,325
Lucent Technologies, Inc., Subordinated Note
8.00%, due 8/1/31                                                                 12,800,000                 13,296,000
Nortel Networks Corp., Guaranteed Senior Note
4.25%, due 9/1/08                                                                 33,670,000                 31,607,712
                                                                                                            -----------
                                                                                                             80,556,037
                                                                                                            -----------

Total Convertible Bonds
   (Cost $222,361,639)                                                                                      216,987,965
                                                                                                            -----------

CORPORATE BONDS (62.7%)

ADVERTISING (0.5%)

Bear Creek Corp., Senior Note
9.00%, due 3/1/13                                                    (a)           7,160,000                  7,088,400
Vertis, Inc., Senior Note
9.75%, due 4/1/09                                                                 15,035,000                 15,711,575
                                                                                                            -----------
                                                                                                             22,799,975
                                                                                                            -----------

AEROSPACE & DEFENSE (0.8%)

BE Aerospace, Inc., Senior Note
8.50%, due 10/1/10                                                                 1,965,000                  2,166,412
BE Aerospace, Inc., Senior Subordinated Note
8.00%, due 3/1/08                                                                 10,660,000                 10,686,650
8.875%, due 5/1/11                                                                 1,405,000                  1,499,837
Sequa Corp.
8.875%, due 4/1/08                                                                 5,580,000                  6,040,350
Sequa Corp., Senior Note
9.00%, due 8/1/09                                                                 14,815,000                 16,444,650
                                                                                                            -----------
                                                                                                             36,837,899
                                                                                                            -----------

AGRICULTURE (0.4%)

Commonwealth Brands, Inc., Senior Secured Note
9.75%, due 4/15/08                                                   (a)          13,035,000                 13,784,512
Commonwealth Brands, Inc., Senior Subordinated Note
10.625%, due 9/1/08                                                  (a)           2,300,000                  2,432,250
                                                                                                            -----------
                                                                                                             16,216,762
                                                                                                            -----------

AIRLINES (1.1%)

Delta Air Lines, Inc.
8.30%, due 12/15/29                                                  (d)          49,591,000                 11,157,975
9.25%, due 3/15/22                                                                 9,000,000                  2,115,000
9.75%, due 5/15/21                                                                 2,115,000                    497,025

  10.375%, due 2/1/11 - 12/15/22                                                  17,855,000                  4,312,775
  Delta Air Lines, Inc., Senior Note
  1(Zero Coupon), due 8/15/08                                        (d)           7,040,000                  2,041,600
  Delta Air Lines, Inc., Series A
  9.25%, due 12/27/07                                                (e)           5,175,000                  1,656,000
  Northwest Airlines Corp., Senior Note
  1(Zero Coupon), due 2/1/09                                         (d)          23,496,500                 11,366,432
  Northwest Airlines, Inc.
  9.875%, due 3/15/07                                                (d)          29,140,000                 15,444,200
                                                                                                          -------------
                                                                                                             48,591,007
                                                                                                          -------------

  AUTO PARTS & EQUIPMENT (2.3%)

  Collins & Aikman Products Co., Senior Note
  10.75%, due 12/31/11                                               (b)(d)        6,430,000                  1,768,250
  Collins & Aikman Products Co., Senior Subordinated Note
  12.875%, due 8/15/12                                               (a)(d)       33,645,000                  1,766,362
  Cooper-Standard Automotive, Inc., Senior Note
  7.00%, due 12/15/12                                                (d)           4,880,000                  4,684,800
  Dana Corp.
  9.00%, due 8/15/11                                                               8,355,000                  8,993,665
  Goodyear Tire & Rubber Co. (The)
  6.375%, due 3/15/08                                                              5,845,000                  5,771,937
  6.625%, due 12/1/06                                                              7,469,000                  7,562,362
  8.50%, due 3/15/07                                                 (d)           4,605,000                  4,823,737
& 12.50%, due 3/1/11                                                              40,235,000                 45,566,137
  Tenneco Automotive Inc, Senior Secured Note
  10.25%, due 7/15/13                                                              7,625,000                  8,692,500
  Tenneco Automotive, Inc., Senior Subordinated Note
  8.625%, due 11/15/14                                               (d)          11,285,000                 11,792,825
                                                                                                          -------------
                                                                                                            101,422,575
                                                                                                          -------------

  BANKS (0.2%)

  Fremont General Corp., Series B, Senior Note
  7.875%, due 3/17/09                                                              8,630,000                  8,802,600
                                                                                                          -------------

  BUILDING MATERIALS (0.8%)

  Dayton Superior Corp., Senior Secured Note
  10.75%, due 9/15/08                                                             18,355,000                 19,089,200
  Goodman Global Holding Co., Inc., Senior Note
  6.41%, due 6/15/12                                                 (a)(f)        3,710,000                  3,728,550
  Interline Brands, Inc., Senior Subordinated Note
  11.50%, due 5/15/11                                                              6,734,000                  7,474,740
  MMI Products, Inc., Series B, Senior Subordinated Note
  11.25%, due 4/15/07                                                              6,965,000                  6,808,287
                                                                                                          -------------
                                                                                                             37,100,777
                                                                                                          -------------

  CHEMICALS (2.7%)

  Crompton Corp., Senior Note
  9.875%, due 8/1/12                                                              12,740,000                 14,682,850
  Equistar Chemicals, LP
  7.55%, due 2/15/26                                                              11,985,000                 11,250,919
  Equistar Chemicals, LP/Equistar Funding Corp., Senior Note
  10.125%, due 9/1/08                                                              5,685,000                  6,253,500
  10.625%, due 5/1/11                                                             12,905,000                 14,389,075
  Lyondell Chemical Co., Senior Secured Note
  9.50%, due 12/15/08                                                              7,965,000                  8,452,856
  10.50%, due 6/1/13                                                              14,310,000                 16,528,050

Millennium America, Inc., Senior Note
7.00%, due 11/15/06                                                                7,395,000                  7,579,875
7.625%, due 11/15/26                                                               8,115,000                  7,597,669
Terra Capital, Inc., Senior Secured Note
12.875%, due 10/15/08                                                             28,715,000                 34,027,275
Witco Corp.
7.75%, due 4/1/23                                                                  1,647,000                  1,663,470
                                                                                                          -------------
                                                                                                            122,425,539
                                                                                                          -------------

COMMERCIAL SERVICES (2.8%)

American Color Graphics, Inc., Senior Note
1(Zero Coupon), due 6/15/10                                          (d)           3,380,000                  2,399,800
Chemed Corp., Senior Note
8.75%, due 2/24/11                                                                11,290,000                 12,108,525
EL Comandante Capital Corp.
11.75%, due 12/15/06                                                 (b)          17,186,051                 18,904,656
Great Lakes Dredge & Dock Corp., Senior Subordinated Note
7.75%, due 12/15/13                                                  (d)           9,240,000                  7,900,200
Language Line, Inc., Senior Subordinated Note
11.125%, due 6/15/12                                                               8,695,000                  8,260,250
Phoenix Color Corp., Senior Subordinated Note
10.375%, due 2/1/09                                                                7,935,000                  7,399,387
Protection One Alarm Monitoring, Inc., Series B, Guaranteed Senior
 Subordinated Note
8.125%, due 1/15/09                                                                5,470,000                  5,305,900
Quintiles Transnational Corp., Senior Subordinated Note
1(Zero Coupon), due 10/1/13                                                       31,635,000                 35,273,025
Rent-Way, Inc., Senior Secured Note
11.875%, due 6/15/10                                                              11,630,000                 13,112,825
Vertrue, Inc., Senior Note
9.25%, due 4/1/14                                                                 12,965,000                 13,159,475
Williams Scotsman, Inc., Senior Secured Note
1(Zero Coupon), due 8/15/08                                                          370,000                    405,150
                                                                                                          -------------
                                                                                                            124,229,193
                                                                                                          -------------

COMPUTERS (1.7%)

Activant Solutions, Inc., Senior Note
9.504%, due 4/1/10                                                   (a)(f)        7,305,000                  7,524,150
SunGard Data Systems Inc., Senior Note
9.125%, due 8/15/13                                                  (a)          21,060,000                 21,876,075
SunGard Data Systems Inc., Senior Subordinated Note
10.25%, due 8/15/15                                                  (a)          29,075,000                 30,128,969
SunGard Data Systems, Inc., Senior Note
3.967%, due 8/15/13                                                  (a)(f)        7,020,000                  7,274,475
4.875%, due 1/15/14                                                               10,695,000                  9,358,125
                                                                                                          -------------
                                                                                                             76,161,794
                                                                                                          -------------

CONSTRUCTION & ENGINEERING (0.1%)

Amsted Industries, Inc., Senior Note
10.25%, due 10/15/11                                                 (a)           3,200,000                  3,456,000
                                                                                                          -------------

CONTAINERS & PACKAGING (0.1%)

Smurfit Capital Funding PLC, Guaranteed Note
7.50%, due 11/20/25                                                                3,475,000                  3,249,125
                                                                                                          -------------

DIVERSIFIED FINANCIAL SERVICES (9.4%)

American Real Estate Partners, LP, Senior Note
8.125%, due 6/1/12                                                                23,940,000                 25,256,700

  American Real Estate Partners, LP/American Real Estate Finance
   Corp., Senior Note
  7.125%, due 2/15/13                                                (a)          21,155,000                 21,472,325
  Caithness Coso Funding Corp., Series B, Senior Secured Note
  9.05%, due 12/15/09                                                             18,951,170                 20,846,287
  Cedar Brakes I LLC, Senior Secured Note
& 9.875%, due 9/1/13                                                 (a)          36,917,451                 42,695,401
  Dollar Financial Group, Inc., Senior Note
  9.75%, due 11/15/11                                                (a)          14,200,000                 14,732,499
  ESI Tractebel Acquisition Corp., Series B
  7.99%, due 12/30/11                                                             13,612,000                 14,248,647
  General Motors Acceptance Corp.
  6.15%, due 4/5/07                                                               23,240,000                 23,224,499
& 8.00%, due 11/1/31                                                              59,140,000                 57,365,918
  General Motors Acceptance Corp., Global Note
  6.75%, due 12/1/14                                                              29,575,000                 27,856,219
  General Motors Acceptance Corp., Senior Note
  5.625%, due 5/15/09                                                              8,795,000                  8,432,681
  IPC Acquisition Corp., Senior Subordinated Note
  11.50%, due 12/15/09                                                            22,580,000                 24,472,204
  LaBranche & Co., Inc., Senior Note
  9.50%, due 5/15/09                                                               8,720,000                  9,374,000
  11.00%, due 5/15/12                                                             15,820,000                 17,560,200
  Pharma Services Intermediate Holding Corp., Senior Note
  (Zero Coupon), due 4/1/14                                          (e)          27,335,000                 20,501,250
  Rainbow National Services LLC, Guaranteed Senior Note
  8.75%, due 9/1/12                                                  (a)          10,205,000                 11,199,987
& 10.375%, due 9/1/14                                                (a)          35,590,000                 40,750,550
  Ucar Finance, Inc., Guaranteed Senior Note
  10.25%, due 2/15/12                                                             20,290,000                 21,761,025
  UGS Corp., Senior Subordinated Note
  1(Zero Coupon), due 6/1/12                                                       8,270,000                  9,179,700
  Venoco, Inc., Senior Note
  8.75%, due 12/15/11                                                              9,135,000                  9,409,050
                                                                                                          -------------
                                                                                                            420,339,142
                                                                                                          -------------

  DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)

  Telcordia Technologies, Inc., Senior Subordinated Note
  1(Zero Coupon), due 3/15/13                                        (a)          19,310,000                 18,730,700
                                                                                                          -------------

  ELECTRIC (5.0%)

  AES Corp. (The), Senior Secured Note
  9.00%, due 5/15/15                                                 (a)          28,070,000                 31,298,050
  AES Eastern Energy, LP, Series 1999-1, Class B
  9.67%, due 1/2/29                                                               16,820,000                 21,361,400
  AES Eastern Energy, LP, Series 1999-A
  9.00%, due 1/2/17                                                               17,861,376                 20,897,810
  Calpine Corp.
  9.875%, due 12/1/11                                                (a)          10,730,000                  8,423,050
  Calpine Corp., Senior Secured Note
& 8.50%, due 7/15/10                                                 (a)(d)       70,400,000                 54,208,000
  Calpine Gilroy, LP
  1(Zero Coupon), due 9/30/14                                                     21,752,416                 21,752,416
  Mirant Americas Generation LLC, Senior Note
  7.20%, due 10/1/08                                                 (b)(d)        4,835,000                  5,572,337

8.30%, due 5/1/11                                                    (b)           1,395,000                  1,604,250
8.50%, due 10/1/21                                                   (b)           8,895,000                 10,229,250
9.125%, due 5/1/31                                                   (b)(d)        6,780,000                  8,034,300
NRG Energy, Inc., Senior Note
8.00%, due 12/15/13                                                               21,398,000                 22,895,860
PSEG Energy Holdings LLC, Senior Note
8.625%, due 2/15/08                                                                8,459,000                  9,029,982
Reliant Energy, Inc., Senior Secured Note
9.25%, due 7/15/10                                                                 6,150,000                  6,734,250
Westar Energy, Inc., Unsecured Senior Note
7.125%, due 8/1/09                                                                    50,000                     53,291
                                                                                                          -------------
                                                                                                            222,094,246
                                                                                                          -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)

Spectrum Brands Inc., Senior Subordinated Note
8.50%, due 10/1/13                                                                 4,565,000                  4,816,075
                                                                                                          -------------

ELECTRONICS (0.5%)

Dresser, Inc., Senior Note
9.375%, due 4/15/11                                                                  974,000                  1,022,700
Fisher Scientific International, Inc., Senior Subordinated Note
6.125%, due 7/1/15                                                   (a)           9,505,000                  9,552,525
Knowles Electronics Holdings, Inc., Senior Subordinated Note
13.125%, due 10/15/09                                                             12,365,000                 12,674,125
                                                                                                          -------------
                                                                                                             23,249,350
                                                                                                          -------------

ENERGY - ALTERNATE SOURCES (0.0%)                                    ++

Salton SEA Funding, Series E, Senior Note
8.30%, due 5/30/11                                                                    22,404                     24,422
                                                                                                          -------------

ENTERTAINMENT (1.8%)
Gaylord Entertainment Co., Senior Note
8.00%, due 11/15/13                                                                4,475,000                  4,765,875
Isle of Capri Casinos, Inc., Senior Subordinated Note
9.00%, due 3/15/12                                                                 2,550,000                  2,766,750
Jacobs Entertainment Co., Senior Secured Note
11.875%, due 2/1/09                                                  (a)          15,620,000                 16,869,600
LCE Acquisition Corp., Senior Subordinated Note
9.00%, due 8/1/14                                                    (a)          12,955,000                 12,631,125
Mohegan Tribal Gaming Authority, Senior Subordinated Note
6.375%, due 7/15/09                                                                3,650,000                  3,713,875
President Casinos, Inc.
12.00%, due 9/15/06                                                  (a)(b)(m)     5,057,352                  5,006,779
President Riverboat Casino-Missouri (The), Inc., Senior Note
13.00%, due 9/15/06                                                  (b)(m)       10,771,312                 10,555,886
Six Flags, Inc., Senior Note
9.625%, due 6/1/14                                                                 9,785,000                  9,503,681
9.75%, due 4/15/13                                                   (d)           9,805,000                  9,572,131
Warner Music Group, Senior Subordinated Note
7.375%, due 4/15/14                                                                5,620,000                  5,802,650
                                                                                                          -------------
                                                                                                             81,188,352
                                                                                                          -------------

ENVIRONMENTAL CONTROL (0.4%)

Geo Sub Corp., Senior Note
11.00%, due 5/15/12                                                               16,855,000                 17,023,550
                                                                                                          -------------

FOOD (1.0%)

Chiquita Brands International, Inc., Senior Note
7.50%, due 11/1/14                                                                 1,750,000                  1,697,500
Pinnacle Foods Holding Corp., Senior Subordinated Note
8.25%, due 12/1/13                                                   (d)          24,525,000                 22,317,750
Swift & Co., Senior Note
10.125%, due 10/1/09                                                               3,655,000                  3,974,812
Swift & Co., Senior Subordinated Note
12.50%, due 1/1/10                                                                16,418,000                 18,347,115
                                                                                                          -------------
                                                                                                             46,337,177
                                                                                                          -------------

GAS UTILITIES (0.4%)

Star Gas Partners, LP/Star Gas Finance Co., Senior Note
10.25%, due 2/15/13                                                  (d)          20,710,000                 19,156,750
                                                                                                          -------------

HAND & MACHINE TOOLS (0.2%)

Thermadyne Holdings Corp., Senior Subordinated Note
9.25%, due 2/1/14                                                                 10,320,000                  9,804,000
                                                                                                          -------------

HEALTH CARE PROVIDERS & SERVICES (0.6%)

Vanguard Health Holding Co. I LLC, Senior Note
(Zero Coupon), due 10/1/15                                           (e)          11,070,000                  8,025,750
Vanguard Health Holding Co. II LLC, Senior Subordinated Note
9.00%, due 10/1/14                                                                15,350,000                 16,693,125
                                                                                                          -------------
                                                                                                             24,718,875
                                                                                                          -------------

HEALTH CARE-SERVICES (1.5%)

Ameripath, Inc., Senior Subordinated Note
10.50%, due 4/1/13                                                                23,005,000                 23,292,562
HCA, Inc.
7.50%, due 11/15/20                                                               37,124,000                 35,581,609
8.36%, due 4/15/24                                                                   100,000                    110,987
National Nephrology Associates, Inc.,  Senior Subordinated Note
9.00%, due 11/1/11                                                   (a)           6,455,000                  7,213,462
                                                                                                          -------------
                                                                                                             66,198,620
                                                                                                          -------------

HOME FURNISHINGS (0.1%)

Fedders North America, Inc., Senior Note
9.875%, due 3/1/14                                                                 8,810,000                  6,255,100
                                                                                                          -------------

HOTELS, RESTAURANTS & LEISURE (0.9%)

Caesars Entertainment, Inc., Senior Subordinated Note
8.875%, due 9/15/08                                                                   70,000                     77,875
MGM Mirage, Senior Note
6.75%, due 9/1/12                                                                  4,180,000                  4,326,300
Park Place Entertainment, Senior Subordinated Note
  8.125%, due 5/15/11                                                                 20,000                     22,825
Starwood Hotel & Resorts
  7.375%, due 11/15/15                                                            18,475,000                 20,507,250
  7.75%, due 11/15/25                                                                 10,000                     10,300
Trump Entertainment Resorts, Inc., Senior Secured Note
  8.50%, due 6/1/15                                                               15,225,460                 15,453,842
                                                                                                          -------------
                                                                                                             40,398,392
                                                                                                          -------------

HOUSEHOLD PRODUCTS & WARES (0.3%)

Spectrum Brands, Inc., Senior Subordinated Note
  7.375%, due 2/1/15                                                              15,525,000                 15,330,937
                                                                                                          -------------

INSURANCE (0.6%)

Crum & Forster Holdings Corp.
  10.375%, due 6/15/13                                                            19,730,000                 21,703,000
Lumbermens Mutual Casualty, Senior Note
  8.30%, due 12/1/37                                                 (a)(b)        8,525,000                    319,687
  8.45%, due 12/1/97                                                 (a)(b)        2,575,000                     96,562
  9.15%, due 7/1/26                                                  (a)(b)       42,123,000                  1,579,612
UnumProvident Corp.
  6.75%, due 12/15/28                                                              2,915,000                  2,695,165
                                                                                                          -------------
                                                                                                             26,394,026
                                                                                                          -------------

INTERNET (0.1%)

Globix Corp., Senior Secured Note
  11.00%, due 5/1/08                                                 (a)(g)        5,600,314                  5,320,298
                                                                                                          -------------

IRON & STEEL (0.6%)

Allegheny Ludlum Corp.
  6.95%, due 12/15/25                                                             14,390,000                 13,463,471
Allegheny Technologies, Inc.
  8.375%, due 12/15/11                                                             3,510,000                  3,685,500
United States Steel LLC, Senior Note
  10.75%, due 8/1/08                                                               9,425,000                 10,591,344
                                                                                                          -------------
                                                                                                             27,740,315
                                                                                                          -------------

MACHINERY (0.8%)

Mark IV Industries, Inc., Senior Subordinated Note
  7.50%, due 9/1/07                                                               36,245,000                 34,976,425
                                                                                                          -------------

MEDIA (3.8%)

Adelphia Communications Corp., Senior Note
  9.375%, due 11/15/09                                               (b)(d)        7,050,000                  6,256,875
  10.25%, due 11/1/06 - 6/15/11                                      (b)          36,035,000                 32,022,681
Adelphia Communications Corp., Series B, Senior Note
  9.25%, due 10/1/32                                                 (b)           1,820,000                  1,551,550
Frontiervision Holdings, LP, Series B, Senior Note
  11.875%, due 9/15/07                                               (b)(e)        1,785,000                  2,490,075
Frontiervision Operating PRT, Senior Subordinated Note
  11.00%, due 10/15/06                                               (b)          25,590,000                 34,674,450
Houghton Mifflin Co.
  7.20%, due 3/15/11                                                               9,530,000                  9,696,775
Medianews Group, Inc., Senior Subordinated Note
  6.875%, due 10/1/13                                                              6,935,000                  6,987,013
Morris Publishing Group LLC, Senior Subordinated Note
  7.00%, due 8/1/13                                                               19,795,000                 19,621,794
Paxson Communications Corp., Senior Subordinated Note
  10.75%, due 7/15/08                                                (d)              50,000                     49,500
  12.25%, due 1/15/09                                                (e)          29,860,000                 28,367,000
Ziff Davis Media, Inc., Senior Secured Note
  9.15%, due 5/1/12                                                  (f)          12,615,000                 12,205,013
Ziff Davis Media, Inc., Series B, Senior Note
  13.00%, due 8/12/09                                                (g)          16,261,269                 17,358,905

                                                                                                          -------------
                                                                                                            171,281,631
                                                                                                          -------------

METAL FABRICATE & HARDWARE (0.3%)

Mueller Group, Inc., Senior Subordinated Note
  1(Zero Coupon), due 5/1/12                                                      11,965,000                 12,802,550
                                                                                                          -------------

OIL & GAS (1.6%)

Evergreen Resources, Inc., Senior Note
  5.875%, due 3/15/12                                                              4,260,000                  4,291,115
Forest Oil Corp.
  8.00%, due 6/15/08                                                               5,833,000                  6,241,310
Hilcorp Energy I, LP/Hilcorp Finance Co., Senior Note
  10.50%, due 9/1/10                                                 (a)           1,560,000                  1,731,600
Newfield Exploration Co., Senior Note
  7.625%, due 3/1/11                                                               1,785,000                  1,954,575
Newfield Exploration Co., Senior Subordinated Note
  8.375%, due 8/15/12                                                              1,665,000                  1,814,850
Parker Drilling Co.
  9.625%, due 10/1/13                                                (d)           6,745,000                  7,655,575
Parker Drilling Co., Senior Note
  9.625%, due 10/1/13                                                (a)           2,965,000                  3,365,275
  10.125%, due 11/15/09                                              (d)           1,777,000                  1,868,071
Plains Exploration & Production Co., Senior Subordinated Note
  8.75%, due 7/1/12                                                                6,030,000                  6,587,775
Vintage Petroleum, Inc., Senior Note
  8.25%, due 5/1/12                                                               25,580,000                 27,722,325
Vintage Petroleum, Inc., Senior Subordinated Note
  7.875%, due 5/15/11                                                                 25,000                     26,313
Whiting Petroleum Corp., Senior Subordinated Note
  7.25%, due 5/1/13                                                                9,750,000                  9,847,500
                                                                                                          -------------
                                                                                                             73,106,284
                                                                                                          -------------

OIL & GAS SERVICES (0.0%)                                            ++

Lone Star Technologies, Senior Subordinated Note
  9.00%, due 6/1/11                                                                1,710,000                  1,825,425
                                                                                                          -------------

PACKAGING & CONTAINERS (2.0%)

Constar International, Inc., Senior Secured Note
  7.165%, due 2/15/12                                                (a)(f)        8,635,000                  8,289,600
Owens-Brockway, Guaranteed Senior Secured Note
  7.75%, due 5/15/11                                                                  45,000                     47,700
  8.25%, due 5/15/13                                                               5,710,000                  6,173,938
Owens-Brockway, Senior Secured Note
  8.75%, due 11/15/12                                                              8,710,000                  9,504,788
  8.875%, due 2/15/09                                                             24,525,000                 25,935,188
Owens-Illinois, Inc., Senior Note
  7.80%, due 5/15/18                                                              10,530,000                 10,951,200
  8.10%, due 5/15/07                                                 (d)          26,405,000                 27,527,213
                                                                                                          -------------
                                                                                                             88,429,627
                                                                                                          -------------

PAPER & FOREST PRODUCTS (1.3%)

  Georgia-Pacific Corp.
    8.875%, due 5/15/31                                                           15,280,000                 19,100,000
  Georgia-Pacific Corp., Senior Note
    8.00%, due 1/15/24                                                            17,785,000                 20,274,900
    8.875%, due 2/1/10                                                             4,420,000                  4,972,500
    9.375%, due 2/1/13                                                             2,690,000                  3,039,700
  Pope & Talbot, Inc.
    8.375%, due 6/1/13                                                             5,340,000                  5,286,600
  Pope & Talbot, Inc., Senior Note
    8.375%, due 6/1/13                                                             4,010,000                  3,969,900
                                                                                                          -------------
                                                                                                             56,643,600
                                                                                                          -------------
  PHARMACEUTICALS (0.2%)

  Warner Chilcott Corp., Senior Subordinated Note
    8.75%, due 2/1/15                                                (a)           8,330,000                  8,225,875
                                                                                                          -------------

  PIPELINES (3.2%)

  ANR Pipeline Co.
    7.375%, due 2/15/24                                                            1,785,000                  1,907,019
    9.625%, due 11/1/21                                                           20,721,000                 26,362,520
  Dynegy Holdings, Inc.
    10.099%, due 7/15/08                                             (a)(f)        6,905,000                  7,353,825
  Dynegy Holdings, Inc., Senior Note
    9.875%, due 7/15/10                                              (a)          20,715,000                 22,890,075
  Dynegy Holdings, Inc., Senior Secured Note
    10.125%, due 7/15/13                                             (a)           2,440,000                  2,781,600
  El Paso Corp.
    6.95%, due 12/15/07                                              (d)(f)        1,870,000                  1,900,388
  El Paso Natural Gas Co.
    7.50%, due 11/15/26                                                            1,910,000                  2,053,550
    8.375%, due 6/15/32                                                           11,060,000                 13,049,838
  El Paso Natural Gas Co., Senior Note
    7.625%, due 8/1/10                                                             8,175,000                  8,605,880
  El Paso Production Holding Co., Senior Note
&   7.75%, due 6/1/13                                                             47,560,000                 50,473,050
  Pacific Energy Partners, LP / Pacific Energy Finance Corp.,
  Senior Note
    7.125%, due 6/15/14                                                            5,940,000                  6,281,550
  Southern Natural Gas Co.
    7.35%, due 2/15/31                                                             1,665,000                  1,780,674
                                                                                                          -------------
                                                                                                            145,439,969
                                                                                                          -------------

  REAL ESTATE (2.5%)

  CB Richard Ellis Services, Inc., Senior Note
    9.75%, due 5/15/10                                                             7,982,000                  8,879,975
  CB Richard Ellis Services, Inc., Senior Subordinated Note
    11.25%, due 6/15/11                                                           25,215,000                 28,051,688
  Crescent Real Estate Equities, LP
&   7.50%, due 9/15/07                                                            41,047,000                 41,970,558
  Crescent Real Estate Equities, LP, Senior Subordinated Note
    9.25%, due 4/15/09                                                                25,000                     26,625
  Omega Healthcare Investors, Inc., Senior Note
    7.00%, due 4/1/14                                                              9,105,000                  9,241,575
  Trustreet Properties, Inc., Senior Note

  7.50%, due 4/1/15                                                  (a)          23,615,000                 24,264,413
                                                                                                          -------------
                                                                                                            112,434,834
                                                                                                          -------------

RETAIL (1.7%)

Blockbuster, Inc., Senior Subordinated Note
  9.00%, due 9/1/12                                                  (a)(d)       16,100,000                 14,610,750
Duane Reade, Inc., Senior Secured Note
  7.91%, due 12/15/10                                                (a)(f)        4,265,000                  4,158,375
Toys R US, Inc.
  7.625%, due 8/1/11                                                 (d)          39,121,000                 35,306,703
  8.75%, due 9/1/21                                                               20,751,000                 20,751,000
                                                                                                          -------------
                                                                                                             74,826,828
                                                                                                          -------------

SEMICONDUCTORS (0.5%)

Amkor Technology, Inc., Senior Note
  7.125%, due 3/15/11                                                (d)           1,500,000                  1,308,750
  7.75%, due 5/15/13                                                 (d)           1,870,000                  1,589,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
  6.66%, due 12/15/11                                                (a)(f)        8,975,000                  8,975,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
Senior Subordinated Note
  8.00%, due 12/15/14                                                (a)          12,360,000                 11,958,300
                                                                                                          -------------
                                                                                                             23,831,550
                                                                                                          -------------
TELECOMMUNICATIONS (7.2%)

American Tower Escrow Corp., Senior Subordinated Note
 (Zero Coupon), due 8/1/08                                                         5,250,000                  4,029,375
Dobson Cellular Systems, Senior Note
  7.96%, due 11/1/11                                                 (f)           3,770,000                  3,930,225
  8.375%, due 11/1/11                                                              3,775,000                  4,010,938
  9.875%, due 11/1/12                                                              6,635,000                  7,339,969
Intelsat Bermuda, Ltd., Senior Note
  8.695%, due 1/15/12                                                (a)(f)       18,910,000                 19,288,200
Loral Cyberstar, Inc., Senior Note
  1(Zero Coupon), due 7/15/06                                        (b)          35,306,000                 31,775,400
Lucent Technologies, Inc.
  5.50%, due 11/15/08                                                (d)           8,959,000                  8,981,398
  6.45%, due 3/15/29                                                              18,340,000                 16,506,000
  6.50%, due 1/15/28                                                               5,485,000                  4,922,788
  7.25%, due 7/15/06                                                               6,450,000                  6,603,188
PanAmSat Corp., Senior Note
  9.00%, due 8/15/14                                                               8,833,000                  9,760,465
Qwest Capital Funding, Inc., Guaranteed Note
  7.75%, due 8/15/06                                                               8,555,000                  8,726,100
Qwest Communications International, Inc., Senior Note
  7.25%, due 2/15/11                                                              26,385,000                 25,725,375
  7.50%, due 2/15/14                                                               4,100,000                  3,956,500
Qwest Communications International, Inc., Series B, Senior Note
  7.50%, due 11/1/08 - 2/15/14                                       (a)          37,353,000                 36,023,565
Qwest Corp.
  5.625%, due 11/15/08                                                             1,420,000                  1,400,475
  7.50%, due 6/15/23                                                                 335,000                    306,525
  8.875%, due 3/15/12 - 6/1/31                                                    17,355,000                 18,751,725

  Qwest Services Corp., Senior Subordinated Note
    13.00%, due 12/15/07                                (a)      11,631,000       12,823,178
    13.50%, due 12/15/10                                (a)      27,279,000       31,370,850
    14.00%, due 12/15/14                                         12,881,000       15,586,010
  Rogers Wireless, Inc., Senior Secured Note
    9.75%, due 6/1/16                                             3,660,000        4,446,900
  Triton PCS, Inc., Guaranteed Senior Note
    8.50%, due 6/1/13                                   (d)      22,474,000       20,676,080

  TSI Telecommunications, Senior Subordinated Note
    12.75%, due 2/1/09                                           25,275,000       28,055,250
                                                                              --------------
                                                                                 324,996,479
                                                                              --------------
  TRUCKING & LEASING (0.2%)
  Interpool, Inc., Series A, Senior Note
    6.00%, due 9/1/14                                            10,595,000        9,826,863
                                                                              --------------

  Total Corporate Bonds
    (Cost $2,712,343,534)                                                      2,815,061,513
                                                                              --------------

  FOREIGN BONDS (9.3%)

  CHEMICALS (0.5%)
  Acetex Corp., Senior Note
    10.875%, due 8/1/09                                           3,745,000        3,950,975
  INVISTA
    9.25%, due 5/1/12                                   (a)      16,650,000       18,335,813
                                                                              --------------
                                                                                  22,286,788
                                                                              --------------
  COMMERCIAL SERVICES & SUPPLIES (1.1%)
  Quebecor Media, Inc., Senior Note
    11.125%, due 7/15/11                                          9,230,000       10,245,300
&   13.75%, due 7/15/11                                 (e)      37,195,000       37,613,444
                                                                              --------------
                                                                                  47,858,744
                                                                              --------------
  FOOD (0.2%)
  Parmalat Finance Corp. BV
    6.25%, due 2/7/25                                   (b)      29,870,000        9,053,970
                                                                              --------------

  FOREST PRODUCTS & PAPER (0.4%)
  Norske Skog Canada, Ltd., Series D, Senior Note
    8.625%, due 6/15/11                                              15,000           15,525
  Tembec Industries, Inc., Guaranteed Senior Note
    8.50%, due 2/1/11                                             6,355,000        5,084,000
    8.625%, due 6/30/09                                 (d)       7,155,000        6,063,863
  Tembec Industries, Inc., Senior Note
    7.75%, due 3/15/12                                           11,635,000        8,929,863
                                                                              --------------
                                                                                  20,093,251
                                                                              --------------

  HOUSEHOLD PRODUCTS & WARES (0.3%)

  Jafra Cosmetics International, Inc./Distribuidora
  Comerical Jafra SA de CV, Senior Subordinated Note
    10.75%, due 5/15/11                                          11,873,000       13,297,760
                                                                              --------------

  MEDIA (2.8%)
  CanWest Media, Inc., Senior Subordinated Note

&   8.00%, due 9/15/12                                           41,430,459       43,968,075
  CanWest Media, Inc., Series B, Senior Note
    7.625%, due 4/15/13                                          25,871,000       27,681,970
  Hollinger, Inc.
    11.875%, due 3/1/11                                 (a)       3,610,000        3,610,000
  Hollinger, Inc., Senior Secured Note
    12.875%, due 3/1/11                                 (a)       6,793,000        7,429,844
  Ono Finance
    10.50%, due 5/15/14                                 (a)      15,950,000       20,305,506
  Shaw Communications, Inc., Senior Note
    7.50%, due 11/20/13                                          22,825,000       20,483,668
  Sun Media Corp., Senior Note
    7.625%, due 2/15/13                                              40,000           42,100
                                                                              --------------
                                                                                 123,521,163
                                                                              --------------

  PACKAGING & CONTAINERS (1.4%)
  Crown European Holdings SA, Senior Secured Note
    9.50%, due 3/1/11                                            26,110,000       28,721,000
    10.875%, due 3/1/13                                          30,055,000       35,239,488
                                                                              --------------
                                                                                  63,960,488
                                                                              --------------

  TELECOMMUNICATIONS (1.7%)
  Inmarsat Finance PLC, Senior Note
    (Zero Coupon), due 11/15/12                         (e)      22,335,000       17,868,000
  Intelsat Bermuda, Ltd., Senior Note
    8.25%, due 1/15/13                                  (a)      12,700,000       13,271,500
  Millicom International Cellular SA, Senior Note
    1(Zero Coupon), due 12/1/13                                  26,360,000       27,282,600
  MobiFon Holdings BV, Senior Note
    12.50%, due 7/31/10                                          13,425,000       16,244,250
                                                                              --------------
                                                                                  74,666,350
                                                                              --------------

  TRANSPORTATION (0.9%)
  Grupo Transportacion Ferroviaria Mexicana SA DE CV,
  Senior Note
    12.50%, due 6/15/12                                          16,270,000       19,157,925
  Navigator Gas Transport PLC
    10.50%, due 6/30/07                                 (a)(b)   10,425,000        9,591,000
  Stena AB
    9.625%, due 12/1/12                                          10,205,000       11,238,256
                                                                              --------------
                                                                                  39,987,181
                                                                              --------------
  Total Foreign Bonds
    (Cost $381,713,033)                                                          414,725,695
                                                                              --------------

  LOAN PARTICIPATIONS (4.7%)
  AUTO PARTS & EQUIPMENT (0.4%)
  Goodyear Tire & Rubber Co. (The) Loan Agreement
    (Zero Coupon), due 4/30/10                          (f)(h)   20,350,000       20,477,188
                                                                              --------------

  CAPITAL MARKETS (0.4%)
  Sunshine Acquisition, Ltd. Loan Agreement
    (Zero Coupon), due 5/31/06                          (h)      19,000,000       19,000,000
                                                                              --------------

  CONTAINERS & PACKAGING (0.0%)                         ++

  Graham Packaging Holdings Co. Loan Agreement
    (Zero Coupon), due 10/7/12                          (f)(h)    1,000,000        1,027,500
                                                                              --------------

  DIVERSIFIED FINANCIAL SERVICES (0.6%)
  Satbirds Capital Loan Agreement
    (Zero Coupon), due 5/1/14                           (h)      20,185,000       25,329,869
                                                                              --------------

  ELECTRIC (0.3%)
  Mirant Corp. Loan Agreement
    (Zero Coupon), due 1/15/06                          (f)(h)    7,020,000        5,926,052
    (Zero Coupon), due 7/16/06                          (f)(h)    7,868,335        6,779,884
                                                                              --------------
                                                                                  12,705,936
                                                                              --------------

  IT SERVICES (0.1%)
  Riverdeep Group, Ltd. Loan Agreement
    (Zero Coupon), due 10/30/11                         (h)       6,080,000        6,080,000
                                                                              --------------

  MEDIA (0.4%)
  Fidelity National Information Solutions, Inc. Loan
    Agreement, Series B
    (Zero Coupon), due 3/9/13                           (h)      17,510,375       17,536,956
  Maxwell Communication Corp. Loan Agreement, Series A
    (Zero Coupon), due 1/1/09                           (h)       9,973,584           29,921
  Maxwell Communication Corp. Loan Agreement, Series B
    (Zero Coupon), due 1/1/09                           (h)       1,131,066            5,964
                                                                              --------------
                                                                                  17,572,841
                                                                              --------------

  PHARMACEUTICALS (0.3%)
  Warner Chilcott Corp. Loan Agreement, Series D
    (Zero Coupon), due 1/18/12                          (h)      12,145,110       12,264,388
                                                                              --------------

  REAL ESTATE (0.9%)
  LNR Property Corp. Loan Agreement, Series B
    (Zero Coupon), due 3/8/08                           (f)(h)   22,764,703       22,955,767
  Riley Mezzainine Corp. Loan Agreement
    (Zero Coupon), due 2/3/08                           (h)       7,000,000        6,951,875
  Riley Mezzainine Corp. Loan Agreement, Series 2
    (Zero Coupon), due 2/3/08                           (h)       9,000,000        8,938,125
                                                                              --------------
                                                                                  38,845,767
                                                                              --------------

  SOFTWARE (0.8%)
  SunGard Data Systems, Inc. Loan Agreement, Series B
    (Zero Coupon), due 12/13/12                         (h)      24,610,000       24,917,625
  Telcordia Technologies, Inc. Loan Agreement
    (Zero Coupon), due 9/15/12                          (h)      10,224,375       10,179,643
                                                                              --------------
                                                                                  35,097,268
                                                                              --------------

  TELECOMMUNICATIONS (0.4%)
  Qwest Corp. Loan Agreement, Series B
    (Zero Coupon), due 6/30/10                          (h)      18,000,000       17,928,000
                                                                              --------------

  TEXTILES, APPAREL & LUXURY GOODS (0.1%)
  Jostens IH Corp. Loan Agreement, Series B
    (Zero Coupon), due 10/4/11                          (h)       3,800,000        3,854,150
                                                                              --------------

  Total Loan Participations
    (Cost $209,126,838)                                                          210,182,907
                                                                              --------------

  YANKEE BONDS (2.2%)
  ENERGY EQUIPMENT & SERVICES (0.8%)
  Petroleum Geo-Services ASA, Senior Note
    8.00%, due 11/5/06                                            1,939,701        1,978,495
    1(Zero Coupon), due 11/5/10                                  28,651,136       32,375,784
                                                                              --------------
                                                                                  34,354,279
                                                                              --------------

  ENVIRONMENTAL CONTROL (0.1%)
  Marsulex, Inc., Senior Subordinated Note
    9.625%, due 7/1/08                                            6,355,000        6,450,325
                                                                              --------------

  INSURANCE (0.5%)
  Fairfax Financial Holdings, Ltd.
    7.375%, due 4/15/18                                 (d)       4,697,000        4,098,133
    7.75%, due 7/15/37                                            4,810,000        3,908,125
    8.25%, due 10/1/15                                            8,125,000        7,881,250
    8.30%, due 4/15/26                                  (d)       3,000,000        2,647,500
  Fairfax Financial Holdings, Ltd., Senior Note
    7.75%, due 4/26/12                                            2,965,000        2,890,875
                                                                              --------------
                                                                                  21,425,883
                                                                              --------------

  MEDIA (0.2%)
  Rogers Cablesystems, Ltd., Guaranteed Senior
    Subordinated Note
    11.00%, due 12/1/15                                           7,205,000        7,745,375
                                                                              --------------

  METALS & MINING (0.5%)
  Algoma Steel, Inc., Secured Note
    11.00%, due 12/31/09                                         23,265,000       24,951,713
                                                                              --------------

  TELECOMMUNICATIONS (0.1%)
  Nortel Networks Corp.
    6.875%, due 9/1/23                                            3,000,000        2,857,500
                                                                              --------------

  Total Yankee Bonds
    (Cost $84,470,227)                                                            97,785,075
                                                                              --------------

  Total Long-Term Bonds
   (Cost $3,613,721,056)                                                       3,758,777,637
                                                                              --------------

                                                                  SHARES            VALUE
  COMMON STOCKS (2.8%)
  AUTO PARTS & EQUIPMENT (0.5%)
  Goodyear Tire & Rubber Co. (The)                      (d)(j)    1,427,400       24,851,034
                                                                              --------------

  CAPITAL MARKETS (0.0%)
  Atlantic Acquisition Corp.                                          2,156               22
                                                                              --------------

  FOREST PRODUCTS & PAPER (0.2%)                        ++

  Abitibi-Consolidated, Inc.                                          1,465,965        6,992,653
                                                                                  --------------

  HAND & MACHINE TOOLS (0.4%)
  Thermadyne Holdings Corp.                             (j)           1,237,712       18,070,595

  HEALTH CARE PROVIDERS AND SERVICES  (0.0%)            ++
  Skilled Healthcare Group, Inc.                        (m)              11,689          187,024
                                                                                  --------------

  HOLDING COMPANIES - DIVERSIFIED (0.0%)                ++
  TLC Beatrice International Holdings                   (j)(m)           25,000           25,000
                                                                                  --------------

  INTERNET (0.2%)
  Globix Corp.                                          (j)(m)        5,331,771        9,442,566
                                                                                  --------------

  MACHINERY - DIVERSIFIED (0.0%)                        ++
  MMH Holdings, Inc.                                    (j)              69,236          366,951
                                                                                  --------------

  MEDIA (0.8%)
  Digital On-Demand                                     (m)           1,095,395           10,954
  Liberty Global, Inc.-Class A                          (j)             477,598       22,657,249
  Viacom, Inc. Class B                                                  450,200       15,077,198
                                                                                  --------------
                                                                                      37,745,401
                                                                                  --------------

  METAL FABRICATE & HARDWARE (0.2%)
  ACP Holding Co.                                       (a)(j)        3,998,756        7,397,699
                                                                                  --------------

  SOFTWARE (0.1%)
  Quadramed Corp.                                       (j)           1,580,150        2,828,468
                                                                                  --------------

  TELECOMMUNICATIONS (0.4%)
  ICO Global Communications Holdings, Ltd.              (j)           3,283,325       16,465,875
  Remote Dynamics, Inc.                                 (j)             358,615          369,373
                                                                                  --------------
                                                                                      16,835,248
                                                                                  --------------

  Total Common Stocks
    (Cost $131,199,877)                                                              124,742,661
                                                                                  --------------

  CONVERTIBLE PREFERRED STOCK (0.7%)
  AUTO MANUFACTURERS (0.0%)                             ++
  General Motors Corp.
    6.25%                                                                43,500          978,315
                                                                                  --------------

  INSURANCE (0.3%)
  Conseco, Inc.
    5.50%                                                               420,050       11,467,365
                                                                                  --------------

  INTERNET (0.0%)                                       ++
  Globix Corp.                                          (m)
    (Zero Coupon)                                                       572,843        1,086,970
                                                                                  --------------

  SOFTWARE (0.4%)
  Quadramed Corp.

    5.50%                                               (a)           $    814,000   $   18,315,000
                                                                                     --------------

  Total Convertible Preferred Stock
    (Cost $33,551,030)                                                                   31,847,650
                                                                                     --------------

  PREFERRED STOCKS (1.7%)
  COMMERCIAL SERVICES & SUPPLIES (0.0%)                 ++
  Colorado Prime Corp.                                  (m)
    (Zero Coupon)                                                            7,232               72
  Colorado Prime Corp.                                  (m)
    (Zero Coupon)                                                           15,000                0
                                                                                     --------------
                                                                                                 72
                                                                                     --------------

  MEDIA (0.6%)
  Haights Cross Communications, Inc.
    (Zero Coupon)                                       (j)                369,962       21,087,834
  Paxson Communications Corp.
    14.25%                                              (g)(j)                 750        4,949,208
  Ziff Davis Holdings, Inc.
    1(Zero Coupon)                                      (j)                  4,240        2,544,000
                                                                                     --------------
                                                                                         28,581,042
                                                                                     --------------

  REAL ESTATE (1.1%)
& Sovereign Real Estate Investment Corp.
    12.00%                                              (a)                 34,813       50,478,850
                                                                                     --------------

  Total Preferred Stocks
    (Cost $77,642,501)                                                                   79,059,964
                                                                                     --------------

  WARRANTS (0.2%)
  HAND & MACHINE TOOLS (0.0%)                           ++
  Thermadyne Holdings - B
    Strike Price $0.00
    Expire 5/23/06                                      (j)(k)(m)            2,198                0
                                                                                     --------------

  MEDIA (0.0%)                                          ++
  Haights Cross Communications, Inc.
    Strike Price $0.00
    Expire 12/10/11                                     (j)(k)(m)          374,921            3,749
  Haights Cross Communications, Inc.
    Strike Price $0.00
    Expire 12/10/11                                     (j)(k)(m)              388                4
  Ono Finance PLC
    Strike Price $0.00
    Expire 2/15/11                                      (a)(j)(k)(m)        40,495              405
  Ziff Davis Holdings Inc.
    Strike Price $0.00
    Expire 8/12/12                                      (a)(j)             777,370           77,737
                                                                                     --------------
                                                                                             81,895
                                                                                     --------------

  METAL FABRICATE & HARDWARE (0.2%)
  ACP Holding Co.
    Strike Price $0.00
    Expire 9/13/13                                      (a)(j)(k)       $  3,938,309   $    7,285,872
                                                                                       --------------

  SEMICONDUCTORS (0.0%)                                 ++
  ASAT Finance LLC
    Strike Price $0.00
    Expire 11/01/06                                     (a)(j)(k)(m)           8,680               87
                                                                                       --------------

  TELECOMMUNICATIONS (0.0%)                             ++
  Ubiquitel Operating Co., Inc.
    Strike Price $0.00
    Expire 4/15/10                                      (a)(j)                14,230              142
                                                                                       --------------

  Total Warrants
    (Total Cost $4,541,250)                                                                 7,367,996
                                                                                       --------------

                                                                PRINCIPAL
                                                                  AMOUNT
  SHORT-TERM INVESTMENTS (17.6%)

  INVESTMENT COMPANIES (5.0%)
  American Beacon Money Market Fund                     (l)    $ 54,419,792   $    54,419,792
  BGI Institutional Money Market Fund                   (l)      61,070,201       61,070,201
  Merrimac Cash Series, Premium Class                   (l)       8,162,969        8,162,969
  Merrill Lynch Funds For Institutions Series -
  Premier Institutional Fund                                    100,563,473      100,481,568
                                                                              --------------
  Total Investment Companies
    (Cost $224,134,530)                                                          224,134,530
                                                                              --------------

  COMMERCIAL PAPER (9.2%)
  ABN AMRO North American Finance, Inc.
    3.29%, due 8/12/05                                           30,000,000       29,964,358
  AIG Funding, Inc.
    3.34%, due 8/18/05                                           30,000,000       29,947,116
  Federal Home Loan Bank
    3.17%, due 8/8/05                                            20,000,000       19,984,150
  Federal National Mortgage Association
    2.693%, due 8/1/05                                            8,290,000        8,288,760
  International Business Machines Corp.
    2.718%, due 8/2/05                                           55,000,000       54,987,542
  International Business Machines Corp.
    3.21%, due 8/9/05                                            50,000,000       49,955,417
  Toyota Motor Credit Corp.
    3.24%, due 8/9/05                                            53,720,000       53,671,652
  Toyota Motor Credit Corp.
    3.30%, due 8/17/05                                           50,000,000       49,917,500
  UBS Finance Delaware LLC
    3.28%, due 8/1/05                                            36,860,000       36,853,283
  Wells Fargo & Co.
    3.23%, due 8/11/05                                           42,510,000       42,464,231

  Wells Fargo & Co.
    3.24%, due 8/8/05                                            38,115,000       38,084,127
                                                                              --------------
  Total Commercial Paper
    (Cost $414,118,137)                                                          414,118,136
                                                                              --------------

  FEDERAL AGENCIES (0.4%)
  Federal Home Loan Bank
    3.23%, due 8/12/05                                           17,100,000       17,080,055
                                                                              --------------

  Total Federal Agencies                                                          17,080,055
  (Cost $17,080,055)                                                          --------------


  TIME DEPOSITS (3.0%)
  Keybank Eurodollar Overnight                          (l)
    3.281%, due 8/1/05                                           81,629,688       81,629,688
  Svenska Handlesbanken Eurodollar Overnight            (l)
    3.29%, due 8/1/05                                            54,419,792       54,419,792
                                                                              --------------
  Total Time Deposits
    (Cost $136,049,480)                                                          136,049,480
                                                                              --------------

  Total Short-Term Investments
    (Cost $791,382,202)                                                          791,382,201
                                                                              --------------

  Total Investments
  (Cost $4,652,037,916)                                 (n)           106.8%   4,793,178,109(o)

  Liabilities in Excess of
    Cash and Other Assets                                              (6.8)    (305,034,938)
                                                               ------------   --------------

  Net Assets                                                            100%  $4,488,143,171
                                                               ============   ==============


+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   May be sold to institutional investors only.

(b)   Issue in default.

(c)   Issuer in bankruptcy.

(d)   Represents security, or a portion thereof, which is out on loan.

(e) Step Bond. Coupon rate increase in increments to maturity. Rate shown is the rate in effect at July 31, 2005.

(f)   Floating rate. Rate shown is the rate in effect at July 31, 2005.

(g) PIK ("Payment in Kind") - interest or dividend payment is made with additinal securities.

(h)   Restricted security.

(i) Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j)   Non-Income producing security.

(k)   Illiquid security.

(l) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m) Fair Value Security - The total market value of these securities at July 31, 2005 is $25,232,526, which reflects 0.5% of Fund's net assets.

(n)   The cost for federal income tax purposes is $4,730,978,686.

(o) At July 31, 2005 net unrealized appreciation was $62,199,423, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of market value over cost of $289,229,618 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $224,030,195.

MAINSTAY HIGH YIELD CORPORATE BOND FUND

Restricted securities held at July 31, 2005:

                                                                             PRINCIPAL
                                                          DATE(S) OF          AMOUNT/                       07/31/05   PERCENT OF
                       SECURITY                           ACQUISITION         SHARES            COST          VALUE    NET ASSETS
------------------------------------------------------  ----------------  ----------------- ------------  ------------ ----------
Calpine Gilroy, LP
10.0%, due 9/30/14                                              11/26/03  $      21,752,416 $ 21,810,665  $ 21,752,416    0.5%
                                                        ----------------  ----------------- ------------  ------------    ---
Fidelity National Information Solutions, Loan
Agreement, Series B 0.00% due 3/9/13                             3/16/05         17,510,375   17,510,375    17,536,956    0.4%
                                                        ----------------  ----------------- ------------  ------------    ---

Goodyear Tire & Rubber Co. (The) Loan Agreement
0.00%, due 4/30/10                                       2/25/04-3/11/04         20,350,000   20,350,000    20,477,188    0.5%
                                                        ----------------  ----------------- ------------  ------------    ---

Graham Packaging Holdings Co. Loan Agreement
0.00%, due 10/7/12                                               10/1/04          1,000,000    1,000,000     1,027,500    0.0%++
                                                        ----------------  ----------------- ------------  ------------    ---

Jostens IH Corp., Loan Agreement, Series B
0.00%, due 10/4/11                                              12/28/04          3,800,000    3,800,000     3,854,150    0.1%
                                                        ----------------  ----------------- ------------  ------------    ---

LNR Property Corp., Loan Agreement, Series B
0.00%, due 3/8/08                                                2/10/05         22,764,703   22,764,703    22,955,767    0.5%
                                                        ----------------  ----------------- ------------  ------------    ---

Maxwell Communication Corp., Loan Agreement, Series A
0.00%, due 1/1/09                                       4/29/94-11/22/94          9,973,584            0+       29,921    0.0%++
Maxwell Communication Corp., Loan Agreement, Series B
0.00%, due 1/1/09                                       4/29/94-11/22/94          1,131,066            0+        5,964    0.0%++
                                                        ----------------  ----------------- ------------  ------------    ---

Mirant Corp., Loan Agreement
0.00%, due 1/15/06                                               4/21/03          7,020,000    5,742,396     5,926,052    0.1%
0.00%, due 7/17/06                                              12/19/03  $       7,868,335    6,751,243     6,779,884    0.2%
                                                        ----------------  ----------------- ------------  ------------    ---


Qwest Corp., Loan Agreement, Series B
0.00%, due 6/30/10                                               6/12/03         18,000,000   17,504,316    17,928,000    0.4%
                                                        ----------------  ----------------- ------------  ------------    ---

Riley Mezzainine Corp., Loan Agreement,
0.00%, due 2/3/08                                                2/10/05          7,000,000    7,000,000     6,951,875    0.2%
Riley Mezzainine Corp., Loan Agreement, Series Z
0.00%, due 2/3/08                                                2/10/05          9,000,000    9,000,000     8,938,125    0.2%
                                                        ----------------  ----------------- ------------  ------------    ---

Riverdeep Group, Ltd. Loan Agreement
0.00%, 10/30/11                                                   8/5/05          6,080,000    6,080,000     6,080,000    0.1%
                                                        ----------------  ----------------- ------------  ------------    ---

Satbirds Capital, Loan Agreement
0.00%, due 5/1/14                                                 4/8/05         20,185,000   25,651,470    25,329,869    0.6%
                                                        ----------------  ----------------- ------------  ------------    ---

Sungard Data Systems, Inc., Loan Agreement, Series B
0.00%, due 12/13/12                                              7/11/05        $24,610,000   24,610,000    24,917,625    0.6%
                                                        ----------------  ----------------- ------------  ------------    ---

Sunshine Acquisition, Ltd., Loan Agreement
0.00%, due 5/31/06                                                6/1/05         19,000,000   19,000,000    19,000,000    0.4%
                                                        ----------------  ----------------- ------------  ------------    ---

Telcordia Technologies, Inc., Loan Agreement
0.00%, due 9/15/12                                               4/05/05         10,224,375   10,210,439    10,179,643    0.2%
                                                        ----------------  ----------------- ------------  ------------    ---

Warner Chilcott Corp., Loan Agreement, Series D
0.00%, due 1/18/12                                                2/3/05         12,145,110   12,151,897    12,264,388    0.3%
                                                        ----------------  ----------------- ------------  ------------    ---
                                                                                            $230,937,504  $231,935,323    5.3%
                                                                                            ------------  ------------    ---

++    Less than one tenth of a percent.

+     Less than one dollar.

MAINSTAY INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                                           SHARES                   VALUE
  COMMON STOCKS (87.2%)                               +

  AUSTRALIA (0.7%)
  Australian Gas Light Co., Ltd. (gas utilities)                                        192,300             $       2,084,716
                                                                                                            -----------------

  BELGIUM (0.5%)
  Dexia PLC (commercial banks)                                                           63,200                     1,432,156
                                                                                                            -----------------

  CANADA (0.4%)
  Bank of Montreal (commercial banks)                                                    24,700                     1,232,932
                                                                                                            -----------------

  DENMARK (0.6%)
  Danske Bank A/S (commercial banks)                                                     56,305                     1,756,858
                                                                                                            -----------------

  FRANCE (7.4%)
  Air Liquide S.A. (chemicals)                                                           16,400                     2,913,032
  BNP Paribas S.A. (commercial banks)                                                    84,680                     6,124,281
  M6-Metropole Television (media)                                                       112,651                     3,110,011
  Societe Generale-Class A (commercial banks)                                             5,000                       547,118
  Societe Television Francaise 1 (media)                                                 80,400                     2,244,012
  Total S.A.-Class B (oil, gas & consumable fuels)                                       23,500                     5,897,963
                                                                                                            -----------------
                                                                                                                   20,836,417
                                                                                                            -----------------
  GERMANY (8.7%)
  Altana AG (pharmaceuticals)                                                            35,700                     1,876,382
  BASF AG (chemicals)                                                                    13,500                       959,169
& Bayerische Motoren Werke AG (automobiles)                                             176,238                     8,282,228

  Deutsche Boerse AG (diversified financial services)                                    66,878                     5,873,887
  Hannover Rueckversicherung AG (insurance)                                             153,612                     5,810,902
  Muenchener Rueckversicherungs - Gesellschaft
  AG Registered (insurance)                                                              15,609                     1,817,380
                                                                                                            -----------------
                                                                                                                   24,619,948
                                                                                                            -----------------

  HONG KONG (1.7%)
  HongKong Electric Holdings, Ltd. (electric
  utilities)                                                                          1,003,100                     4,768,033
                                                                                                            -----------------

  INDIA (0.6%)
  ITC, Ltd., Sponsored GDR (tobacco)                  (a) (b)                            46,500                     1,799,197
                                                                                                            -----------------

  IRELAND (2.1%)
  Bank of Ireland (commercial banks)                                                    360,903                     5,986,051
                                                                                                            -----------------

  ITALY (8.1%)
  Banco Popolare di Verona e Novara Scrl (commercial
  banks)                                                                                157,100                     2,807,615
  Enel S.p.A. (electric utilities)                                                      822,700                     7,047,215
  ENI S.p.A. (oil, gas & consumable fuels)                                              167,900                     4,769,653
  ENI S.p.A., Sponsored ADR (oil, gas & consumable
  fuels)                                              (c)                                 3,000                       424,200
  Mediaset S.p.A. (media)                                                                51,900                       631,779
  Snam Rete Gas S.p.A. (gas utilities)                                                1,283,075                     7,051,048

                                                                                                            -----------------
                                                                                                                   22,731,510
                                                                                                            -----------------

  JAPAN (12.6%)

& Canon, Inc. (office electronics)                                                      106,000                     5,242,250
& Canon, Inc., Sponsored ADR (office electronics)     (c)                                57,423                     2,823,489
  Credit Saison Co., Ltd. (consumer finance)                                             15,600                       520,347
  Denso Corp. (auto components)                                                          56,800                     1,371,688
  East Japan Railway Co. (road & rail)                                                      290                     1,423,883
  Fuji Photo Film Co., Ltd. (leisure equipment &
  products)                                                                              27,100                       841,263
  Keyence Corp. (electronic equipment & instruments)                                      3,000                       719,947
  Konica Minolta Holdings, Inc. (office electronics)                                    188,400                     1,722,706
  NTT DoCoMo, Inc. (wireless telecommunication
  services)                                                                                 461                       713,489
  OBIC Co., Ltd. (it services)                                                           18,100                     3,112,057
  RICOH Co., Ltd. (office electronics)                                                  120,400                     1,845,223

  Secom Co., Ltd. (commercial services & supplies)                                       31,700                     1,407,009
  Seven-Eleven Japan Co., Ltd. (food & staples
  retailing)                                                                             34,100                       949,371
  Shin-Etsu Chemical Co., Ltd. (chemicals)                                               43,100                     1,633,142

  Takeda Pharmaceutical Co., Ltd. (pharmaceuticals)                                     111,700                     5,712,920

  Toyota Motor Corp., Sponsored ADR (automobiles)     (c)                                55,100                     4,179,886
  Uni-Charm Corp. (household products)                                                   31,800                     1,224,763
                                                                                                            -----------------
                                                                                                                   35,443,433
                                                                                                            -----------------

  MEXICO (0.6%)
  Wal-Mart de Mexico SA de CV-Class V (food & staples
  retailing)                                                                            358,300                     1,603,152
                                                                                                            -----------------

  NETHERLANDS (5.7%)
  Euronext N.V. (diversified financial services)                                         14,785                       580,805
& Reed Elsevier N.V. (media)                                                            560,170                     7,627,170
& TNT N.V. (air freight & logistics)                                                    310,046                     7,864,147
                                                                                                            -----------------
                                                                                                                   16,072,122
                                                                                                            -----------------

  SINGAPORE (0.1%)
  SembCorp Logistics, Ltd. (transportation
  infrastructure)                                                                       172,458                       188,598
                                                                                                            -----------------

  SPAIN (5.0%)
& Banco Popular Espanol S.A. (commercial banks)                                         706,570                     8,438,306
  Iberdrola S.A. (electric utilities)                                                    78,848                     2,010,452
  Telefonica S.A. (diversified telecommunication
  services)                                                                             211,516                     3,562,126
                                                                                                            -----------------
                                                                                                                   14,010,884
                                                                                                            -----------------

  SWEDEN (0.6%)
  Hennes & Mauritz AB B Shares (specialty retail)                                        47,900                     1,708,346
                                                                                                            -----------------

  SWITZERLAND (13.1%)
& Nestle S.A. Registered (food products)                                                 36,660                    10,057,281
  Novartis AG Registered (pharmaceuticals)                                               45,548                     2,216,336
  Novartis AG, ADR (pharmaceuticals)                  (c)                                61,400                     2,990,794
  Roche Holding AG Genusscheine (pharmaceuticals)                                        24,400                     3,317,589
  Serono S.A.-Class B (biotechnology)                                                     6,612                     4,441,183
  Swiss Re Registered (insurance)                                                        86,800                     5,523,728

& UBS AG Registered (capital markets)                 (d)                                83,494                     6,861,988
& UBS AG Registered (capital markets)                                                    18,608                     1,525,112
                                                                                                            -----------------
                                                                                                                   36,934,011
                                                                                                            -----------------

  UNITED KINGDOM (18.7%)
  BP PLC, Sponsored ADR (oil, gas & consumable fuels) (c)                                59,333                     3,908,858
& Diageo PLC (beverages)                                                                515,961                     7,127,662
& Diageo PLC, Sponsored ADR (beverages)               (c) (e)                            29,940                     1,666,760
  GlaxoSmithKline PLC, ADR (pharmaceuticals)          (c)                                27,100                     1,285,624
  HSBC Holdings PLC, Sponsored ADR (commercial banks) (c)                                33,000                     2,672,670
  Lloyds TSB Group PLC (commercial banks)                                               476,300                     4,034,924
  Lloyds TSB Group PLC, Sponsored ADR (commercial
  banks)                                              (c)                                 9,910                       338,327
& Man Group PLC (capital markets)                                                       352,110                    10,062,516
  Reckitt Benckiser PLC (household products)                                             41,209                     1,238,500
  Royal Bank of Scotland Group PLC (commercial banks)                                    44,900                     1,336,803
  Royal Dutch Shell PLC A Shares, ADR (oil, gas &
  consumable fuels)                                   (c)                                45,800                     2,806,624
  Scottish & Southern Energy PLC (electric utilities)                                   108,930                     1,874,295
  Smith & Nephew PLC (health care equipment &
  supplies)                                                                             126,241                     1,200,343
& Tesco PLC (food & staples retailing)                                                2,138,173                    12,232,114
  Vodafone Group PLC, Sponsored ADR (wireless
  telecommunication services)                         (c)                                35,800                       924,714
                                                                                                            -----------------
                                                                                                                   52,710,734
                                                                                                            -----------------
  Total Common Stocks
     (Cost $216,021,741)                                                                                          245,919,098
                                                                                                            -----------------

                                                                                        SHARES                    VALUE
                                                                                      ---------             -----------------
  INVESTMENT COMPANIES (1.5%)

  UNITED STATES (1.5%)

  iShares MSCI EAFE Index Fund (capital markets)      (g)                                25,900                     1,397,046
  iShares MSCI United Kingdom Index Fund (capital
  markets)                                            (g)                               159,500                     2,899,710
                                                                                                            -----------------
  Total Investment Companies
     (Cost $4,084,604)                                                                                              4,296,756
                                                                                                            -----------------

                                                                                        SHARES                    VALUE
                                                                                      ---------             -----------------
 PREFERRED STOCKS (1.1%)
 GERMANY (1.1%)
 Henkel KGaA Preferred (household products)                                               7,100                       667,495
 Porsche AG (euro) 4.00 (automobiles)                                                     3,207                     2,543,005
                                                                                                            -----------------

 Total Preferred Stocks
    (Cost $2,539,495)                                                                                               3,210,500
                                                                                                            -----------------

                                                                                      NUMBER OF
                                                                                       RIGHTS                      VALUE
                                                                                      ---------             -----------------
  RIGHTS (0.3%)
  ITALY (0.3%)
  Terna S.p.A. (electric utilities)                   (f)                               320,100                       808,229
                                                                                                            -----------------

  Total Rights
     (Cost $838,349)                                                                                                  808,229
                                                                                                            -----------------

                                                                                      NUMBER OF
                                                                                       WARRANTS                   VALUE
                                                                                      ---------             -----------------
  WARRANTS (2.2%)

  IRELAND (2.2%)
  Ryanair Holdings PLC
  Strike Price (euro) 0.000001
  Expire 3/21/08 (airlines)                           (a) (f) (h)                       731,356                     6,058,157
                                                                                                            -----------------
  Total Warrants
     (Cost $4,317,064)                                                                                              6,058,157
                                                                                                            -----------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT                    VALUE
                                                                                     ----------             -----------------
  SHORT-TERM INVESTMENTS (1.3%)

  COMMERCIAL PAPER (0.4%)
  UNITED STATES (0.4%)
  AIG Funding, Inc.
  3.25%, due 8/9/05 (capital markets)                                                $1,000,000                       998,647
  Rabobank USA Finance Corp.

  3.28%, due 8/1/05 (diversified financial services)                                    245,000                       244,933
                                                                                                            -----------------

  Total Commercial Paper
     (Cost $1,243,580)                                                                                              1,243,580
                                                                                                            -----------------

                                                                                       SHARES                      VALUE
                                                                                      ---------             -----------------
  INVESTMENT COMPANIES (0.6%)
  UNITED STATES (0.6%)
  American Beacon Money Market Fund (capital
  markets)                                            (i)                               357,608             $         357,608
  BGI Institutional Money Market Fund (capital
  markets)                                            (i)                               401,310                       401,310
  Merrill Lynch Funds For Institutions Series -
  Premier Institutional Fund (capital markets)                                          763,409                       763,409
  Merrill Lynch Funds For Institutions Series -
  Premier Institutional Fund (capital markets)                                            3,822                            10
  Merrimac Cash Series, Premium Class (capital
  markets)                                            (i)                                53,641                        53,641

                                                                                                            -----------------
  Total Investment Companies
     (Cost $1,575,978)                                                                                              1,575,978
                                                                                                            -----------------

                                                                                      PRINCIPAL
                                                                                        AMOUNT                    VALUE
                                                                                      ---------             -----------------
  TIME DEPOSITS (0.3%)
  UNITED STATES (0.3%)
  Keybank Eurodollar Overnight
  3.281%, due 8/1/05 (banks)                          (i)                             $ 536,412                        536,412
  Svenska Handlesbanken Eurodollar Overnight
  3.29%, due 8/1/05 (banks)                           (i)                               357,608                        357,608
                                                                                                            ------------------
  Total Time Deposits
     (Cost $894,020)                                                                                                   894,020
                                                                                                            ------------------
  Total Short-Term Investments

   (Cost $3,713,578)                                                                                                3,713,578
                                                                                                            -----------------

  Total Investments
  (Cost $231,514,831)                                 (j)                                  93.6%                  264,006,318(k)
  Cash and Other Assets,
  Less Liabilities                                                                          6.4                    18,188,671
                                                                                      ---------             -----------------
  Net Assets                                                                              100.0%            $     282,194,989
                                                                                      =========             =================

+     Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. One of the 10 largest holdings may be a security traded on more than one exchange. May be subject to change daily.

(a)   May be sold to institutional investors only.

(b)   GDR - Global Depositary Receipt.

(c)   ADR - American Depositary Receipt.

(d)   Security primarily trades on New York Stock Exchange.

(e)   Represents security, or a portion thereof, which is out on loan.

(f)   Non-income producing security.

(g) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(h)   The following abbreviation is used in the above portfolio: (euro)--Euro.

(i) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(j)   The cost for federal income tax purposes is $231,743,533.

(k) At July 31, 2005 net unrealized appreciation for securities was $32,262,785, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $34,340,512 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,077,727.

Foreign currency forward contracts open at July 31, 2005:

                                                                      CONTRACT            CONTRACT
                                                                        AMOUNT              AMOUNT               UNREALIZED
FOREIGN CURRENCY BUY CONTRACTS                                          SOLD              PURCHASED             APPRECIATION
-----------------------------------------------------------------  --------------    ------------------         ------------
Swiss Francs vs. Japanese Yen, expiring 12/7/05                    CF  13,391,344    JPY  1,185,000,000         $    177,263
                                                                   --------------    ------------------         ------------
Net unrealized appreciation on foreign currency forward contracts:                                              $    177,263

MAINSTAY LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                                      SHARES               VALUE
                                                                                      ------          ----------------
  COMMON STOCKS (97.7%)                                              +
  BIOTECHNOLOGY (3.1%)

  Amgen, Inc.                                                        (a)              62,800          $      5,008,300
  Genentech, Inc.                                                    (a)              54,700                 4,886,351
                                                                                                      ----------------
                                                                                                             9,894,651
                                                                                                      ----------------

  CAPITAL MARKETS (4.9%)
  Franklin Resources, Inc.                                                            69,800                 5,641,236
  Goldman Sachs Group, Inc.                                                           64,100                 6,889,468
  Merrill Lynch & Co., Inc.                                                           48,400                 2,844,952
                                                                                                      ----------------
                                                                                                            15,375,656
                                                                                                      ----------------

  CHEMICALS (0.3%)
  Ecolab, Inc.                                                                        28,200                   946,956
                                                                                                      ----------------

  COMMERCIAL SERVICES & SUPPLIES (1.3%)
  Robert Half International, Inc.                                                    120,500                 4,083,745
                                                                                                      ----------------

  COMMUNICATIONS EQUIPMENT (9.9%)
  Cisco Systems, Inc.                                                (a)             325,800                 6,239,070
  Comverse Technology, Inc.                                          (a)              60,100                 1,519,929
  Corning, Inc.                                                      (a)             363,400                 6,922,770
  Juniper Networks, Inc.                                             (a)             158,200                 3,795,218
  Motorola, Inc.                                                                     162,300                 3,437,514
& Qualcomm, Inc.                                                                     237,900                 9,394,671
                                                                                                      ----------------
                                                                                                            31,309,172
                                                                                                      ----------------

  COMPUTERS & PERIPHERALS (5.4%)
  Apple Computer, Inc.                                               (a)              77,000                 3,284,050
& Dell, Inc.                                                         (a)             234,300                 9,482,121
  Network Appliance, Inc.                                            (a)             163,400                 4,168,334
                                                                                                      ----------------
                                                                                                            16,934,505
                                                                                                      ----------------

  CONSUMER FINANCE (2.8%)
& SLM Corp.                                                                          168,700                 8,686,363
                                                                                                      ----------------

  DIVERSIFIED CONSUMER SERVICES (0.9%)
  Apollo Group, Inc.-Class A                                         (a)              39,600                 2,975,940
                                                                                                      ----------------

  ENERGY EQUIPMENT & SERVICES (2.9%)
  Baker Hughes, Inc.                                                                  78,400                 4,432,736
  Schlumberger, Ltd.                                                                  54,900                 4,597,326
                                                                                                      ----------------
                                                                                                             9,030,062
                                                                                                      ----------------

  FOOD & STAPLES RETAILING (2.5%)
  Walgreen Co.                                                                       103,300                 4,943,938
  Wal-Mart Stores, Inc.                                                               61,400                 3,030,090
                                                                                                      ----------------
                                                                                                             7,974,028
                                                                                                      ----------------

  HEALTH CARE EQUIPMENT & SUPPLIES (10.0%)
  Alcon, Inc.                                                                         27,000                 3,092,850

& Fisher Scientific International, Inc.                              (a)             143,800                 9,641,790
  Kinetic Concepts, Inc.                                             (a)              53,700                 3,220,389
  Medtronic, Inc.                                                                     49,700                 2,680,818
  St. Jude Medical, Inc.                                             (a)             130,700                 6,196,487
  Zimmer Holdings, Inc.                                              (a)              79,300                 6,531,148
                                                                                                      ----------------
                                                                                                            31,363,482
                                                                                                      ----------------

  HEALTH CARE PROVIDERS & SERVICES (9.0%)
& Caremark Rx, Inc.                                                  (a)             264,100                11,773,578
& UnitedHealth Group, Inc.                                                           222,300                11,626,290
  WellPoint, Inc.                                                    (a)              68,000                 4,810,320
                                                                                                      ----------------
                                                                                                            28,210,188
                                                                                                      ----------------

  HOTELS, RESTAURANTS & LEISURE (1.9%)
  Carnival Corp.                                                                     113,700                 5,957,880
                                                                                                      ----------------

  HOUSEHOLD PRODUCTS (3.0%)
& Procter & Gamble Co.                                                               170,000                 9,457,100
                                                                                                      ----------------

  INDUSTRIAL CONGLOMERATES (2.8%)
& General Electric Co.                                                               258,200                 8,907,900
                                                                                                      ----------------

  INTERNET & CATALOG RETAIL (1.1%)
  eBay, Inc.                                                         (a)              85,000                 3,551,300
                                                                                                      ----------------

  INTERNET SOFTWARE & SERVICES (3.2%)
  Google, Inc.-Class A                                               (a)              26,900                 7,740,744
  Yahoo!, Inc.                                                       (a)              74,000                 2,467,160
                                                                                                      ----------------
                                                                                                            10,207,904
                                                                                                      ----------------

  IT SERVICES (1.0%)
  Paychex, Inc.                                                                       89,600                 3,127,936
                                                                                                      ----------------

  MACHINERY (2.0%)
  Danaher Corp.                                                                      116,400                 6,454,380
                                                                                                      ----------------

  MULTILINE RETAIL (2.7%)
  Kohl's Corp.                                                       (a)              73,700                 4,152,995
  Target Corp.                                                                        71,900                 4,224,125
                                                                                                      ----------------
                                                                                                             8,377,120
                                                                                                      ----------------

  OIL, GAS & CONSUMABLE FUELS (3.8%)
  Noble Energy, Inc.                                                                  40,500                 3,341,655
& XTO Energy, Inc.                                                                   242,266                 8,501,114
                                                                                                      ----------------
                                                                                                            11,842,769
                                                                                                      ----------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.1%)
  Broadcom Corp.-Class A                                             (a)              83,700                 3,579,849
  Intel Corp.                                                                        110,100                 2,988,114
  Maxim Integrated Products, Inc.                                                    150,100                 6,284,687
  Xilinx, Inc.                                                                       110,400                 3,129,840
                                                                                                      ----------------
                                                                                                            15,982,490
                                                                                                      ----------------

  SOFTWARE (6.1%)
  Amdocs, Ltd.                                                       (a)             112,400                 3,337,156
& Microsoft Corp.                                                                    316,400                 8,103,004
  NAVTEQ Corp.                                                       (a)              40,500                 1,780,785
  Oracle Corp.                                                       (a)             220,300                 2,991,674
  SAP AG, Sponsored ADR                                              (b)              69,300                 2,967,426

                                                                                                      ----------------
                                                                                                            19,180,045
                                                                                                      ----------------

  SPECIALTY RETAIL (5.9%)
  Advance Auto Parts                                                 (a)              38,000                 2,620,480
  Bed Bath & Beyond, Inc.                                            (a)             176,500                 8,101,350
  Lowe's Cos., Inc.                                                                  116,400                 7,708,008
                                                                                                      ----------------
                                                                                                            18,429,838
                                                                                                      ----------------

  TEXTILES, APPAREL & LUXURY GOODS (1.2%)
  Coach, Inc.                                                        (a)             104,600                 3,672,506
                                                                                                      ----------------

  THRIFTS & MORTGAGE FINANCE (1.6%)
  Golden West Financial Corp.                                                         79,200                 5,157,504
                                                                                                      ----------------

  TRADING COMPANIES & DISTRIBUTORS (1.6%)
  Fastenal Co.                                                                        78,400                 5,146,176
                                                                                                      ----------------

  WIRELESS TELECOMMUNICATION SERVICES (1.7%)
  America Movil SA de CV-Class L, ADR                                (b)             235,800                 5,248,908
                                                                                                      ----------------

  Total Common Stocks
     (Cost $280,460,146)                                                                                   307,486,504
                                                                                                      ----------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT
                                                                                  ----------
  SHORT-TERM INVESTMENTS (1.7%)

  TIME DEPOSITS (1.7%)
  Cayman Bank of New York
  2.25%, due 8/1/05                                                               $5,369,000                 5,369,000
                                                                                                      ----------------
  Total Time Deposits
     (Cost $5,369,000)                                                                                       5,369,000
                                                                                                      ----------------

  Total Short-Term Investments
   (Cost $5,369,000)                                                                                         5,369,000
                                                                                                      ----------------

  Total Investments
  (Cost $285,829,146)                                                (c)                99.4%              312,855,504(d)

  Cash and Other Assets
  Less Liabilities                                                                       0.6                 1,903,940
                                                                                  ----------         ----------------

  Net Assets                                                                           100.0%             $314,759,444
                                                                                  ==========          ================

+     Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Non-income producing security.

(b)   ADR - American Depositary Receipt.

(c)   The cost for federal income tax purposes is $287,002,011.

(d) At July 31, 2005 net unrealized appreciation was $25,853,493, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $29,140,201 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,286,708.

MAINSTAY MAP FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2005 unaudited

                                                                                             SHARES                 VALUE
                                                                                            -------           ----------------
  COMMON STOCKS (95.4%)                                  +

  AEROSPACE & DEFENSE (3.0%)
  Boeing Co.                                             (a)                                 77,800           $      5,135,578
  Empresa Brasileira de Aeronautica SA, ADR              (b)                                196,200                  6,345,108
  GenCorp, Inc.                                          (c)                                 25,800                    520,386
  Honeywell International, Inc.                                                              34,100                  1,339,448
  Lockheed Martin Corp.                                                                      25,800                  1,609,920
  Northrop Grumman Corp.                                                                    194,328                 10,775,488
  Orbital Sciences Corp.                                 (c)                                117,800                  1,357,056
  Raytheon Co.                                                                              173,600                  6,827,688
  Teledyne Technologies, Inc.                            (c)                                108,550                  4,119,472
                                                                                                              ----------------
                                                                                                                    38,030,144
                                                                                                              ----------------

  AIRLINES (0.4%)
  Southwest Airlines Co.                                                                    349,100                  4,953,729
                                                                                                              ----------------

  AUTO COMPONENTS (0.1%)
  Goodyear Tire & Rubber Co. (The)                       (a) (c)                             95,650                  1,665,266
                                                                                                              ----------------

  BEVERAGES (0.2%)
  Coca-Cola Co. (The)                                                                        28,100                  1,229,656
  PepsiCo, Inc.                                                                              29,341                  1,599,965
                                                                                                              ----------------
                                                                                                                     2,829,621
                                                                                                              ----------------

  BIOTECHNOLOGY (4.5%)
  Amgen, Inc.                                            (c)                                188,800                 15,056,800
  Amylin Pharmaceuticals, Inc.                           (a) (c)                            169,188                  3,157,048
  Chiron Corp.                                           (c)                                 93,900                  3,401,997
  Cubist Pharmaceuticals, Inc.                           (c)                                 33,200                    567,388
  Enzo Biochem, Inc.                                     (c)                                 17,430                    292,475
  Enzon Pharmaceuticals, Inc.                            (c)                                 50,925                    401,289
  Eyetech Pharmaceuticals, Inc.                          (a) (c)                             69,828                    793,944
& Genentech, Inc.                                        (c)                                258,700                 23,109,671
  MedImmune, Inc.                                        (c)                                313,100                  8,895,171
  XOMA, Ltd.                                             (c)                                 54,625                     90,677
                                                                                                              ----------------
                                                                                                                    55,766,460
                                                                                                              ----------------

  BUILDING PRODUCTS (0.2%)
  ConocoPhillips                                                                             31,278                  1,957,690
                                                                                                              ----------------

  CAPITAL MARKETS (6.2%)
  Bank of New York Co. (The), Inc.                                                          282,800                  8,704,584
  Charles Schwab Corp. (The)                                                                856,500                 11,734,050
  Jefferies Group, Inc.                                                                      68,800                  2,843,504
  Knight Capital Group, Inc.-Class A                     (c)                                 24,432                    193,013
  Lazard, Ltd.-Class A                                   (a) (c)                            412,700                  9,847,022
  Merrill Lynch & Co., Inc.                                                                 158,600                  9,322,508
& Morgan Stanley & Co.                                                                      321,400                 17,050,270
  Northern Trust Corp.                                                                       25,955                  1,318,514
  Nuveen Investments, Inc.-Class A                                                          306,700                 11,654,600
  State Street Corp.                                                                         76,200                  3,790,188
  Waddell & Reed Financial, Inc.-Class A                                                     90,300                  1,754,529

                                                                                                              ----------------
                                                                                                                    78,212,782
                                                                                                              ----------------

  CHEMICALS (4.6%)
& E.I. Du Pont de Nemours & Co.                                                             656,600                 28,023,688
  Eastman Chemical Co.                                                                       13,250                    733,917
  Huntsman Corp.                                         (c)                                185,400                  4,317,966
  Lyondell Chemical Co.                                                                     101,000                  2,821,940
& Monsanto Co.                                                                              301,707                 20,326,001
  Mosaic Co. (The)                                       (c)                                 13,250                    230,550
  Olin Corp.                                                                                 65,800                  1,207,430
                                                                                                              ----------------
                                                                                                                    57,661,492
                                                                                                              ----------------

  COMMERCIAL BANKS (2.2%)
  Fifth Third Bancorp                                                                       169,000                  7,283,900
  Popular, Inc.                                                                             399,656                 10,311,125
  Royal Bank of Scotland Group PLC                                                          195,603                  5,823,668
  Wachovia Corp.                                                                             79,200                  3,990,096
                                                                                                              ----------------
                                                                                                                    27,408,789
                                                                                                              ----------------

  COMMERCIAL SERVICES & SUPPLIES (1.8%)
  Adesa, Inc.                                                                                39,800                    963,160
  Brink's Co. (The)                                                                          21,200                    766,592
  Cendant Corp.                                                                             110,400                  2,358,144
  Coinstar, Inc.                                         (c)                                 25,887                    532,625
  Hewitt Association, Inc. -Class A                      (c)                                119,700                  3,321,675
  Korn/Ferry International                               (c)                                 24,600                    489,540
  Manpower, Inc.                                                                            260,700                 12,461,460
  On Assignment, Inc.                                    (c)                                 17,800                     96,120
  PHH Corp.                                              (c)                                 54,020                  1,528,226
  Waste Management, Inc.                                                                     38,000                  1,068,560
                                                                                                              ----------------
                                                                                                                    23,586,102
                                                                                                              ----------------

  COMMUNICATIONS EQUIPMENT (2.7%)
  ADC Telecommunications, Inc.                           (c)                                 48,568                  1,269,568
  Commscope, Inc.                                        (c)                                 40,659                    686,731
  Enterasys Networks, Inc.                               (c)                                 99,250                    109,175
  Finisar Corp.                                          (c)                                421,389                    459,314
& Harris Corp.                                                                              455,000                 16,866,850
  NETGEAR, Inc.                                          (c)                                 16,368                    338,981
  NMS Communications Corp.                               (c)                                167,936                    565,944
  Nokia OYJ, Sponsored ADR                               (b)                                740,000                 11,803,000
  Nortel Networks Corp.                                  (c)                                  5,472                     14,391
  Polycom, Inc.                                          (c)                                 13,998                    231,947
  Stratex Networks, Inc.                                 (c)                                158,797                    346,177
  UTStarcom, Inc.                                        (a)(c)                              67,500                    595,350
                                                                                                              ----------------
                                                                                                                    33,287,428
                                                                                                              ----------------

  COMPUTERS & PERIPHERALS (0.3%)
  ActivCard Corp.                                        (c)                                 52,567                    251,796
  Advanced Digital Information Corp.                     (c)                                 58,549                    467,221
  Innovex, Inc., MN                                      (c)                                 31,000                    149,110
  McData Corp.-Class A                                   (c)                                 65,100                    315,084
  Pinnacle Systems, Inc.                                 (c)                                 75,461                    343,348
  Sun Microsystems, Inc.                                 (c)                                561,797                  2,157,300
                                                                                                              ----------------
                                                                                                                     3,683,859
                                                                                                              ----------------

  CONSTRUCTION & ENGINEERING (0.2%)
  Chicago Bridge & Iron Co. NV                                                               28,400                    793,780
  Jacobs Engineering Group, Inc.                         (c)                                 20,000                  1,177,600
                                                                                                              ----------------
                                                                                                                     1,971,380
                                                                                                              ----------------

  CONSTRUCTION MATERIALS (0.3%)

  Vulcan Materials Co.                                                                       53,389                  3,750,043
                                                                                                              ----------------

  CONSUMER FINANCE (2.0%)
  Alliance Data Systems Corp.                            (a)(c)                              94,300                  4,014,351
& American Express Co.                                                                      367,800                 20,229,000
  MBNA Corp.                                                                                 27,400                    689,384
  Providian Financial Corp.                              (a)(c)                              50,500                    954,450
  Rewards Network, Inc.                                  (c)                                 15,000                     79,350
                                                                                                              ----------------
                                                                                                                    25,966,535
                                                                                                              ----------------

  CONTAINERS & PACKAGING (0.0%)                          ++
  Smurfit-Stone Container Corp.                          (c)                                  8,050                     97,646
                                                                                                              ----------------

  DIVERSIFIED CONSUMER SERVICES (0.5%)
  Education Management Corp.                             (c)                                187,300                  6,508,675
  Vertrue, Inc.                                          (a)(c)                               5,800                    229,970
                                                                                                              ----------------
                                                                                                                     6,738,645
                                                                                                              ----------------

  DIVERSIFIED FINANCIAL SERVICES (2.1%)
  CIT Group, Inc.                                        (a)                                 33,300                  1,469,862
  Citigroup, Inc.                                                                           256,300                 11,149,050
  Instinet Group, Inc.                                                                      418,583                  2,046,871
  JPMorgan Chase & Co.                                                                      253,380                  8,903,773
  Principal Financial Group, Inc.                                                            68,700                  3,019,365
                                                                                                              ----------------
                                                                                                                    26,588,921
                                                                                                              ----------------

  DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
  CenturyTel, Inc.                                                                           21,100                    725,207
  Cincinnati Bell, Inc.                                  (c)                                236,350                  1,073,029
  Citizens Communications Co.                                                               655,900                  8,618,526
  Global Crossing, Ltd.                                  (a)(c)                              38,365                    694,023
  IDT Corp.-Class B                                      (c)                                531,400                  6,902,886
  SBC Communications, Inc.                                                                   15,500                    378,975
  Sprint Corp.                                                                              140,108                  3,768,905
                                                                                                              ----------------
                                                                                                                    22,161,551
                                                                                                              ----------------

  ELECTRIC UTILITIES (0.7%)
  ALLETE, Inc.                                                                                5,100                    246,432
  American Electric Power Co., Inc.                                                          60,000                  2,322,000
  DTE Energy Co.                                                                             52,300                  2,458,100
  Duquesne Light Holdings, Inc.                                                              61,800                  1,198,920
  Westar Energy, Inc.                                                                       127,000                  3,089,910
                                                                                                              ----------------
                                                                                                                     9,315,362
                                                                                                              ----------------

  ELECTRICAL EQUIPMENT (0.1%)
  Rockwell Automation, Inc.                                                                  23,000                  1,184,730
                                                                                                              ----------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
  Agilent Technologies, Inc.                             (c)                                217,900                  5,717,696
  Frequency Electronics, Inc.                                                                 4,000                     48,000
  Itron, Inc.                                            (c)                                  4,346                    210,564
  Sanmina-SCI Corp.                                      (c)                                384,039                  1,835,706
  Solectron Corp.                                        (c)                                186,100                    714,624
  Symbol Technologies, Inc.                                                                 701,700                  8,167,788
                                                                                                              ----------------
                                                                                                                    16,694,378
                                                                                                              ----------------

  ENERGY EQUIPMENT & SERVICES (4.8%)
  BJ Services Co.                                                                            88,300                  5,385,417
  Cooper Cameron Corp.                                   (c)                                103,500                  7,346,430
  ENSCO International, Inc.                                                                  25,800                  1,041,804
  GlobalSantaFe Corp.                                                                         9,900                    445,401
  Key Energy Services, Inc.                              (c)                                 70,200                    926,289

  National Oilwell Varco, Inc.                           (c)                                129,000                  6,753,150
  Newpark Resources, Inc.                                (c)                                159,750                  1,351,485
  Parker Drilling Co.                                    (c)                                 71,600                    529,840
  Rowan Cos., Inc.                                                                          198,100                  6,767,096
  Schlumberger, Ltd.                                     (a)                                166,125                 13,911,307
  Tidewater, Inc.                                                                            89,600                  3,617,152
  Todco-Class A                                          (c)                                207,200                  6,363,112
  Weatherford International, Ltd.                        (c)                                 96,300                  6,093,864
                                                                                                              ----------------
                                                                                                                    60,532,347
                                                                                                              ----------------

  FOOD & STAPLES RETAILING (2.2%)
  Costco Wholesale Corp.                                                                     16,250                    747,012
  CVS Corp.                                                                                 119,676                  3,713,546
  Kroger Co. (The)                                       (c)                                702,900                 13,952,565
  Longs Drug Stores Corp.                                                                    21,200                    919,868
  Pathmark Stores, Inc.                                  (c)                                 98,317                  1,095,251
  Performance Food Group Co.                             (c)                                220,600                  6,624,618
  Rite Aid Corp.                                         (c)                                 83,850                    376,486
                                                                                                              ----------------
                                                                                                                    27,429,346
                                                                                                              ----------------

  FOOD PRODUCTS (0.7%)
  Archer-Daniels-Midland Co.                                                                233,340                  5,352,820
  Bunge, Ltd.                                                                                38,600                  2,369,654
  Hormel Foods Corp.                                                                         30,300                    897,183
                                                                                                              ----------------
                                                                                                                     8,619,657
                                                                                                              ----------------

  GAS UTILITIES (0.3%)
  Nicor, Inc.                                                                                21,050                    859,261
  Peoples Energy Corp.                                                                       53,000                  2,286,950
                                                                                                              ----------------
                                                                                                                     3,146,211
                                                                                                              ----------------

  HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
  ArthroCare Corp.                                       (c)                                 19,910                    728,109
  Baxter International, Inc.                                                                 30,000                  1,178,100
  Boston Scientific Corp.                                (c)                                440,350                 12,748,133
  Gen-Probe, Inc.                                        (c)                                 25,068                  1,105,248
  Hospira, Inc.                                          (c)                                 26,500                  1,013,625
  Regeneration Technologies, Inc.                        (c)                                  8,596                     65,502
  SurModics, Inc.                                        (a)(c)                              13,792                    535,957
                                                                                                              ----------------
                                                                                                                    17,374,674
                                                                                                              ----------------

  HEALTH CARE PROVIDERS & SERVICES (3.5%)
  Cerner Corp.                                           (a)(c)                             126,442                  9,536,256
  CIGNA Corp.                                                                                45,100                  4,814,425
  Community Health Systems, Inc.                         (c)                                170,000                  6,563,700
  Humana, Inc.                                           (c)                                 29,200                  1,163,620
  IMS Health, Inc.                                                                           11,215                    305,384
  McKesson Corp.                                                                              8,000                    360,000
  Medco Health Solutions, Inc.                           (c)                                170,400                  8,254,176
  SunLink Health Systems, Inc.                           (c)                                 42,000                    352,800
  Tenet Healthcare Corp.                                 (c)                                668,300                  8,113,162
  Universal Health Services, Inc.-Class B                                                     3,000                    156,120
  WebMD Corp.                                            (c)                                352,754                  3,742,720
                                                                                                              ----------------
                                                                                                                    43,362,363
                                                                                                              ----------------

  HOTELS, RESTAURANTS & LEISURE (1.1%)
  GTECH Holdings Corp.                                                                      220,500                  6,606,180
  Hilton Hotels Corp.                                                                       117,900                  2,918,025
  McDonald's Corp.                                                                          139,000                  4,332,630
                                                                                                              ----------------
                                                                                                                    13,856,835
                                                                                                              ----------------

  HOUSEHOLD DURABLES (0.0%)                              ++
  Newell Rubbermaid, Inc.                                                                     9,500                    236,265
                                                                                                              ----------------

  HOUSEHOLD PRODUCTS (0.3%)
  Kimberly-Clark Corp.                                                                       60,500                  3,857,480
                                                                                                              ----------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.8%)
  AES Corp. (The)                                        (c)                                174,357                  2,798,430
  Black Hills Corp.                                                                          14,150                    564,302
& Duke Energy Corp.                                      (a)                              1,047,600                 30,946,104
  Dynegy, Inc.-Class A                                   (c)                                220,500                  1,225,980
                                                                                                              ----------------
                                                                                                                    35,534,816
                                                                                                              ----------------

  INDUSTRIAL CONGLOMERATES (1.7%)
  3M Co.                                                                                     16,390                  1,229,250
& Tyco International, Ltd.                                                                  650,758                 19,828,596
                                                                                                              ----------------
                                                                                                                    21,057,846
                                                                                                              ----------------

  INSURANCE (6.9%)
  Allstate Corp. (The)                                                                      123,400                  7,559,484
  American International Group, Inc.                                                        215,600                 12,979,120
  Axis Capital Holdings, Ltd.                                                               346,900                  9,990,720
  Danielson Holding Corp.                                (c)                                261,073                  3,367,842
  Genworth Financial, Inc.-Class A                                                           21,800                    683,648
  Marsh & McLennan Cos., Inc.                                                                14,700                    425,859
& MetLife, Inc.                                                                             410,600                 20,176,884
  Ohio Casualty Corp.                                                                       120,173                  3,070,420
  Phoenix Cos. (The), Inc.                                                                   11,700                    147,420
  St. Paul Travelers Cos., Inc. (The)                                                       105,110                  4,626,942
  UnumProvident Corp.                                                                       675,700                 12,939,655
  USI Holdings Corp.                                     (c)                                 48,271                    619,076
  WR Berkley Corp.                                                                          123,000                  4,603,890
  XL Capital, Ltd.-Class A                                                                   80,342                  5,770,162
                                                                                                              ----------------
                                                                                                                    86,961,122
                                                                                                              ----------------

  INTERNET & CATALOG RETAIL (1.3%)
  IAC/InterActiveCorp                                    (a)(c)                             522,300                 13,945,410
  Priceline.com, Inc.                                    (a)(c)                             126,052                  3,131,132
  Stamps.com, Inc.                                       (c)                                 38,674                    693,038
                                                                                                              ----------------
                                                                                                                    17,769,580
                                                                                                              ----------------

  INTERNET SOFTWARE & SERVICES (0.6%)
  Blue Coat Systems, Inc.                                (c)                                 68,826                  2,271,258
  Internet Capital Group, Inc.                           (c)                                 18,400                    125,672
  S1 Corp.                                               (c)                                328,087                  1,594,503
  Vignette Corp.                                         (c)                                 24,210                    381,792
  Yahoo!, Inc.                                           (c)                                131,554                  4,386,010
                                                                                                              ----------------
                                                                                                                     8,759,235
                                                                                                              ----------------

  IT SERVICES (0.6%)
  BISYS Group (The), Inc.                                (c)                                 17,400                    273,702
  CheckFree Corp.                                        (c)                                  9,300                    314,898
  Computer Sciences Corp.                                (c)                                 27,600                  1,263,528
  eFunds Corp.                                           (c)                                250,494                  4,574,020
  Electronic Data Systems Corp.                                                              38,000                    781,660
  First Data Corp.                                                                            8,226                    338,418
  SunGard Data Systems, Inc.                             (c)                                 12,300                    441,447
  Titan Corp.                                            (c)                                 11,300                    260,917
                                                                                                              ----------------
                                                                                                                     8,248,590
                                                                                                              ----------------

  MACHINERY (1.7%)
  Deere & Co.                                                                               118,900                  8,742,717
  Dover Corp.                                                                               188,200                  7,765,132
  Navistar International Corp.                           (c)                                126,300                  4,313,145
                                                                                                              ----------------
                                                                                                                    20,820,994
                                                                                                              ----------------

  MEDIA (6.0%)
  Cablevision Systems NY Group-Class A                   (c)                                 96,200                  2,979,314
  Comcast Corp.-Class A                                  (c)                                 64,800                  1,991,304
  DIRECTV Group (The), Inc.                              (c)                                417,100                  6,423,340
  Discovery Holding Co.-Class A                          (c)                                 64,130                    915,135
  Gemstar-TV Guide International, Inc.                   (c)                              1,894,738                  5,835,793
  Liberty Global, Inc.-Class A                           (c)                                 55,178                  2,617,644
  Liberty Media Corp.-Class A                            (c)                                641,300                  5,637,027
  Pearson PLC, Sponsored  ADR                            (a)                                734,700                  8,860,482
  PRIMEDIA, Inc.                                         (c)                                122,378                    521,330
  Radio One, Inc.-Class D                                (c)                                681,100                  8,997,331
  Time Warner, Inc.                                      (c)                                 72,600                  1,235,652
  Viacom, Inc. Class B                                                                      407,316                 13,641,013
  VNU NV                                                 (a)                                285,200                  8,181,409
  Westwood One, Inc.                                                                        370,300                  7,543,011
                                                                                                              ----------------
                                                                                                                    75,379,785
                                                                                                              ----------------

  METALS & MINING (1.1%)
  Alcoa, Inc.                                                                               202,700                  5,685,735
  Harmony Gold Mining Co., Ltd., Sponsored ADR           (a)(b)                             822,600                  6,745,320
  United States Steel Corp.                                                                  44,000                  1,876,600
                                                                                                              ----------------
                                                                                                                    14,307,655
                                                                                                              ----------------

  MULTILINE RETAIL (0.1%)
  Big Lots, Inc.                                         (c)                                 97,400                  1,263,278
                                                                                                              ----------------

  MULTI-UTILITIES (0.9%)
  Aquila, Inc.                                           (c)                                872,400                  3,245,328
  CMS Energy Corp.                                       (c)                                 73,000                  1,156,320
  Sempra Energy                                                                             171,500                  7,288,750
                                                                                                              ----------------
                                                                                                                    11,690,398
                                                                                                              ----------------

  OFFICE ELECTRONICS (0.0%)                              ++
  Xerox Corp.                                            (c)                                 30,100                    397,621
                                                                                                              ----------------

  OIL, GAS & CONSUMABLE FUELS (5.4%)
  Amerada Hess Corp.                                     (a)                                 18,500                  2,180,410
  Anadarko Petroleum Corp.                                                                   76,700                  6,776,445
  Arch Coal, Inc.                                                                             3,600                    204,912
  Chesapeake Energy Corp.                                                                    74,000                  1,932,140
& Devon Energy Corp.                                                                        269,742                 15,129,829
  Foundation Coal Holdings, Inc.                                                             12,900                    428,925
  James River Coal Co.                                   (c)                                 25,434                  1,197,687
  Kerr-McGee Corp.                                                                           11,475                    920,410
  Kinder Morgan, Inc.                                                                        54,450                  4,838,427
  Marathon Oil Corp.                                                                         44,300                  2,585,348
  Massey Energy Co.                                                                          11,950                    516,838
  Murphy Oil Corp.                                                                           38,400                  2,036,736
  Noble Energy, Inc.                                                                         29,600                  2,442,296
  Pogo Producing Co.                                                                        163,500                  8,997,405
  Spinnaker Exploration Co.                              (c)                                133,200                  5,226,768
  Unocal Corp.                                                                              166,200                 10,778,070
  Williams Cos., Inc.                                                                        55,300                  1,174,572
                                                                                                              ----------------
                                                                                                                    67,367,218
                                                                                                              ----------------

  PAPER & FOREST PRODUCTS (1.6%)
  International Paper Co.                                                                    87,400                  2,761,840
  MeadWestvaco Corp.                                                                        514,149                 15,023,434
  Weyerhaeuser Co.                                                                           38,600                  2,662,628
                                                                                                              ----------------
                                                                                                                    20,447,902
                                                                                                              ----------------

  PHARMACEUTICALS (4.7%)
  Andrx Corp.                                            (c)                                463,600                  8,599,780
  Eli Lilly & Co.                                                                           145,500                  8,194,560
  GlaxoSmithKline PLC, ADR                               (b)                                116,700                  5,536,248
  IVAX Corp.                                             (c)                                386,575                  9,849,931
  Merck & Co., Inc.                                                                         202,900                  6,302,074
  Pfizer, Inc.                                                                              401,000                 10,626,500
  Watson Pharmaceuticals, Inc.                           (c)                                293,200                  9,792,880
                                                                                                              ----------------
                                                                                                                    58,901,973
                                                                                                              ----------------

  REAL ESTATE (0.9%)
  Boykin Lodging Co.                                     (c)                                103,400                  1,549,966
  Crescent Real Estate Equities Co.                                                          20,100                    392,352
  Friedman Billings Ramsey Group, Inc.-Class A                                               23,100                    324,786
  Health Care Property Investors, Inc.                                                      113,446                  3,160,606
  St. Joe Co. (The)                                                                          45,000                  3,662,550
  Trizec Properties, Inc.                                                                    26,500                    582,205
  United Dominion Realty Trust, Inc.                                                         66,870                  1,701,842
                                                                                                              ----------------
                                                                                                                    11,374,307
                                                                                                              ----------------

  ROAD & RAIL (2.4%)
  Celadon Group, Inc.                                    (c)                                 69,626                  1,387,646
  CSX Corp.                                                                                 218,600                  9,955,044
  Norfolk Southern Corp.                                                                     46,550                  1,732,126
  Swift Transportation Co., Inc.                         (c)                                 80,163                  1,762,784
  Union Pacific Corp.                                                                       201,300                 14,153,403
  Werner Enterprises, Inc.                                                                   39,895                    756,808
                                                                                                              ----------------
                                                                                                                    29,747,811
                                                                                                              ----------------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
  Applied Micro Circuits Corp.                           (c)                                317,050                    954,321
  MEMC Electronic Materials, Inc.                        (c)                                457,300                  7,769,527
  Micron Technology, Inc.                                (c)                                284,300                  3,377,484
  NVIDIA Corp.                                           (a)(c)                              87,065                  2,355,979
  ON Semiconductor Corp.                                 (c)                                 49,489                    284,562
  PMC-Sierra, Inc.                                       (c)                                  7,900                     77,657
  Skyworks Solutions, Inc.                               (c)                                 83,278                    610,428
  Three-Five Systems, Inc.                               (c)                                 91,500                     32,483
  Vitesse Semiconductor Corp.                            (c)                                626,552                  1,390,945
  Zoran Corp.                                            (c)                                 15,200                    218,880
                                                                                                              ----------------
                                                                                                                    17,072,266
                                                                                                              ----------------

  SOFTWARE (4.6%)
  BEA Systems, Inc.                                      (c)                                846,000                  7,664,760
  Blackboard, Inc.                                       (c)                                 25,339                    624,226
  BMC Software, Inc.                                     (c)                                 12,500                    238,625
  Business Objects SA, Sponsored  ADR                    (a)(b)(c)                          218,800                  7,222,588
  Computer Associates International, Inc.                                                   206,600                  5,671,170
  Compuware Corp.                                        (c)                                268,781                  2,265,824
  Liberate Technologies                                                                     112,900                     22,298
  Manhattan Associates, Inc.                             (c)                                332,000                  6,872,400
  Microsoft Corp.                                                                           580,800                 14,874,288
  MSC.Software Corp.                                     (a)(c)                              41,800                    617,595
  NetIQ Corp.                                            (c)                                232,173                  2,658,381

  Novell, Inc.                                           (c)                                183,046                  1,112,920
  TIBCO Software, Inc.                                   (c)                                895,700                  6,887,933
  Visual Networks, Inc.                                  (c)                                 37,612                     63,940
  WatchGuard Technologies, Inc.                          (c)                                 49,750                    218,900
  Wind River Systems, Inc.                               (c)                                 45,199                    772,451
                                                                                                              ----------------
                                                                                                                    57,788,299
                                                                                                              ----------------

  SPECIALTY RETAIL (0.1%)
  Circuit City Stores, Inc.                                                                  17,400                    317,550
  Restoration Hardware, Inc.                             (c)                                 56,974                    462,629
                                                                                                              ----------------
                                                                                                                       780,179
                                                                                                              ----------------

  THRIFTS & MORTGAGE FINANCE (0.1%)
  New York Community Bancorp, Inc.                                                           11,200                    205,632
  Washington Mutual, Inc.                                                                    20,000                    849,600
                                                                                                              ----------------
                                                                                                                     1,055,232
                                                                                                              ----------------

  TRANSPORTATION (0.6%)
  American Commercial Lines, Inc.                        (c)                                 81,847                  7,018,380
                                                                                                              ----------------

  Total Common Stocks
     (Cost $987,725,430)                                                                                         1,195,672,218
                                                                                                              ----------------


                                                                                        NUMBER OF
                                                                                         WARRANTS
  WARRANTS (0.1%)
  REAL ESTATE (0.1%)
  American Commercial Lines, Inc.
  Strike Price $12.00
  Expire 1/12/09                                         (c)                                  6,765                    449,264
                                                                                                              ----------------

  Total Warrants
     (Total Cost $3,173,826)                                                                                           449,264
                                                                                                              ----------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT
  LONG-TERM BONDS (0.6%)
  CONVERTIBLE BONDS (0.5%)
  INTERNET (0.4%)
  Akamai Technologies, Inc., Subordinated Note
  5.50%, due 7/1/07                                                                     $ 4,650,000                  4,713,938
  i2 Technologies, Inc., Subordinated Note
  5.25%, due 12/15/06                                                                       900,000                    868,500
                                                                                                              ----------------
                                                                                                                     5,582,438
                                                                                                              ----------------

  PHARMACEUTICALS (0.0%)                                 ++
  NPS Pharmaceuticals, Inc.
  3.00%, due 6/15/08                                                                        583,000                    496,279
                                                                                                              ----------------

  TELECOMMUNICATIONS (0.1%)
  Natural Microsystems Corp., Subordinated Note
  5.00%, due 10/15/05                                                                       916,000                    910,275
                                                                                                              ----------------

  Total Convertible Bonds
     (Cost $5,567,320)                                                                                               6,988,992
                                                                                                              ----------------

  CORPORATE BONDS (0.1%)
  TRANSPORTATION (0.1%)
  American Commercial Lines LLC, Senior Note
  11.25%, due 12/31/08                                   (d)                              5,511,870                  1,047,255
                                                                                                              ----------------

  Total Corporate Bonds
     (Cost $162,098)                                                                                                 1,047,255
                                                                                                              ----------------

  Total Long-Term Bonds
   (Cost $5,729,418)                                                                                                 8,036,247
                                                                                                              ----------------

  SHORT-TERM INVESTMENTS (9.6%)
  COMMERCIAL PAPER (2.2%)
  Citigroup Funding, Inc.
  3.251%, due 8/1/05                                                                     27,572,000                 27,572,000
                                                                                                              ----------------
  Total Commercial Paper
     (Cost $27,572,000)                                                                                             27,572,000
                                                                                                              ----------------

  INVESTMENT COMPANIES (2.6%)
  American Beacon Money Market Fund                      (e)                             14,548,577                 14,548,577
  BGI Institutional Money Market Fund                    (e)                             16,326,497                 16,326,497
  Merrimac Cash Series, Premium Class                    (e)                              2,182,287                  2,182,287
                                                                                                              ----------------
  Total Investment Companies
     (Cost $33,057,361)                                                                                             33,057,361
                                                                                                              ----------------

  TIME DEPOSITS (4.8%)
  Investors Bank & Trust Overnight
  2.25%, due 8/1/05                                                                      23,095,374                 23,095,374
  Keybank Eurodollar Overnight                           (e)
  3.281%, due 8/1/05                                                                     21,822,867                 21,822,867
  Svenska Handlesbanken Eurodollar Overnight             (e)
  3.29%, due 8/1/05                                                                      14,548,578                 14,548,578
                                                                                                              ----------------
  Total Time Deposits
     (Cost $59,466,819)                                                                                             59,466,819
                                                                                                              ----------------

  Total Short-Term Investments
   (Cost $120,096,180)                                                                                             120,096,180
                                                                                                              ----------------

  Total Investments
  (Cost $1,116,724,854)                                  (f)                                  105.7 %            1,324,253,909(g)

  Liabilities in Excess of
  Cash and Other Assets                                                                        (5.7)               (71,260,735)
                                                                                     ---------------          ----------------

  Net Assets                                                                                  100.0 %           $1,252,993,174
                                                                                     ===============          ================

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Represents security, or a portion thereof, which is out on loan.

(b)   ADR - American Depositary Receipt.

(c)   Non-income producing security.

(d)   Issue in default.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)   The cost for federal income tax purposes is $1,120,581,365.

(g) At July 31, 2005 net unrealized appreciation was $203,672,544, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $247,470,424 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $43,797,880.

MAINSTAY MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS              July 31, 2005 unaudited

                                                                     SHARES          VALUE
                                                                     ------       -----------
COMMON STOCKS (93.2%)                                 +

AEROSPACE & DEFENSE (2.5%)
Alliant Techsystems, Inc.                             (a)            23,550       $ 1,719,150
L-3 Communications Holdings, Inc.                                    16,000         1,251,680
                                                                                  -----------
                                                                                    2,970,830
                                                                                  -----------

AUTOMOBILES (0.7%)
Winnebago Industries, Inc.                                           22,600           872,134
                                                                                  -----------

BIOTECHNOLOGY (1.5%)
Invitrogen Corp.                                      (a)            13,700         1,175,049
MannKind Corp.                                        (a)            64,300           552,980
                                                                                  -----------
                                                                                    1,728,029
                                                                                  -----------

BUILDING PRODUCTS (1.0%)
Simpson Manufacturing Co., Inc.                                      30,400         1,164,928
                                                                                  -----------

CAPITAL MARKETS (1.2%)
Affiliated Managers Group, Inc.                       (a)            19,900         1,418,870
                                                                                  -----------

CHEMICALS (1.2%)
Scotts Miracle-Gro Co. (The)-Class A                  (a)            17,600         1,379,840
                                                                                  -----------

COMMERCIAL BANKS (1.6%)
UCBH Holdings, Inc.                                                  46,200           844,074
Westcorp                                                             17,400         1,008,330
                                                                                  -----------
                                                                                    1,852,404
                                                                                  -----------

COMMUNICATIONS EQUIPMENT (0.3%)
Avocent Corp.                                         (a)            11,300           393,918
                                                                                  -----------

COMPUTERS & PERIPHERALS (0.7%)
QLogic Corp.                                          (a)            26,300           816,615
                                                                                  -----------

CONSTRUCTION & ENGINEERING (1.2%)
Fluor Corp.                                                          21,400         1,365,320
                                                                                  -----------

CONSTRUCTION MATERIALS (1.6%)
Eagle Materials, Inc.                                                18,829         1,933,738
                                                                                  -----------

CONSUMER FINANCE (1.5%)
Capital One Financial Corp.                                          15,300         1,262,250
First Marblehead Corp. (The)                          (a)            14,900           517,775
                                                                                  -----------
                                                                                    1,780,025
                                                                                  -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
Amphenol Corp.-Class A                                                9,200           409,768
CDW Corp.                                                             9,100           564,200
                                                                                  -----------
                                                                                      973,968
                                                                                  -----------

   ENERGY EQUIPMENT & SERVICES (5.4%)
   Atwood Oceanics, Inc.                              (a)            20,100         1,370,217
   ENSCO International, Inc.                                         39,000         1,574,820
   Maverick Tube Corp.                                (a)            46,100         1,529,137
   National Oilwell Varco, Inc.                       (a)            37,100         1,942,185
                                                                                   ----------
                                                                                    6,416,359
                                                                                   ----------

   HEALTH CARE EQUIPMENT & SUPPLIES (4.2%)
   Cooper Cos. (The), Inc.                                           20,600         1,415,220
   Cytyc Corp.                                        (a)            52,000         1,297,920
   Fisher Scientific International, Inc.              (a)            15,700         1,052,685
   Varian Medical Systems, Inc.                       (a)            30,600         1,201,356
                                                                                   ----------
                                                                                    4,967,181
                                                                                   ----------

   HEALTH CARE PROVIDERS & SERVICES (14.9%)
   Caremark Rx, Inc.                                  (a)            27,300         1,217,034
&  Coventry Health Care, Inc.                         (a)            32,200         2,277,506
   Health Management Associates, Inc.-Class A                        30,900           735,420
   Health Net, Inc.                                   (a)            33,500         1,299,800
   Henry Schein, Inc.                                 (a)            29,900         1,290,783
   Omnicare, Inc.                                                    38,600         1,779,460
&  PacifiCare Health Systems, Inc.                    (a)            36,200         2,758,440
   Pharmaceutical Product Development, Inc.           (a)            22,600         1,293,398
   Quest Diagnostics, Inc.                                           23,500         1,206,490
   Sierra Health Services, Inc.                       (a)            26,500         1,787,160
   WellChoice, Inc.                                   (a)            29,700         1,960,200
                                                                                   ----------
                                                                                   17,605,691
                                                                                   ----------

   HOTELS, RESTAURANTS & LEISURE (3.5%)
   Boyd Gaming Corp.                                                 36,500         1,914,060
   Las Vegas Sands Corp.                              (a)            13,200           530,904
   Penn National Gaming, Inc.                         (a)            47,800         1,708,850
                                                                                   ----------
                                                                                    4,153,814
                                                                                   ----------

   HOUSEHOLD DURABLES (16.9%)
   Centex Corp.                                                      24,200         1,790,316
&  D.R. Horton, Inc.                                                 71,666         2,944,039
   Garmin, Ltd.                                                      26,000         1,427,140
   Harman International Industries, Inc.                             12,200         1,048,590
&  Hovnanian Enterprises, Inc.-Class A                (a)            29,000         2,049,720
&  KB HOME                                                           33,100         2,711,221
   Lennar Corp.-Class A                                              25,200         1,695,204
   MDC Holdings, Inc.                                                22,608         1,931,175
   Mohawk Industries, Inc.                            (a)            16,200         1,422,684
   Ryland Group, Inc.                                                21,200         1,712,960
   Stanley Works (The)                                               25,400         1,242,822
                                                                                   ----------
                                                                                   19,975,871
                                                                                   ----------

   INSURANCE (1.2%)
   LandAmerica Financial Group, Inc.                                 21,900         1,372,692
                                                                                   ----------

   INTERNET SOFTWARE & SERVICES (0.9%)
   VeriSign, Inc.                                     (a)            42,200         1,110,282
                                                                                   ----------

   IT SERVICES (0.4%)
   Affiliated Computer Services, Inc.-Class A         (a)             9,500           474,715
                                                                                   ----------

   MACHINERY (3.4%)
   Oshkosh Truck Corp.                                               18,100         1,534,880

   Terex Corp.                                        (a)            23,000         1,113,660
   Toro Co.                                                          34,000         1,368,160
                                                                                  -----------
                                                                                    4,016,700
                                                                                  -----------

   METALS & MINING (0.5%)
   Commercial Metals Co.                                             19,900           571,926
                                                                                  -----------

   OIL, GAS & CONSUMABLE FUELS (8.8%)
&  Arch Coal, Inc.                                                   42,000         2,390,640
   Massey Energy Co.                                                 43,200         1,868,400
   Newfield Exploration Co.                           (a)            48,000         2,039,520
&  Peabody Energy Corp.                                              38,300         2,517,842
   Tesoro Corp.                                                      31,300         1,509,286
                                                                                  -----------
                                                                                   10,325,688
                                                                                  -----------

   PHARMACEUTICALS (1.4%)
   Endo Pharmaceuticals Holdings, Inc.                (a)            56,900         1,619,374
                                                                                  -----------

   REAL ESTATE (1.9%)
&  St. Joe Co. (The)                                                 27,400         2,230,086
                                                                                  -----------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
   Altera Corp.                                       (a)            30,300           662,661
                                                                                  -----------

   SOFTWARE (3.9%)
   Activision, Inc.                                   (a)            70,966         1,443,449
   Amdocs, Ltd.                                       (a)            15,000           445,350
   Autodesk, Inc.                                                    40,600         1,388,114
   FactSet Research Systems, Inc.                                    34,400         1,261,792
                                                                                  -----------
                                                                                    4,538,705
                                                                                  -----------

   SPECIALTY RETAIL (5.9%)
   American Eagle Outfitters, Inc.                                   52,000         1,713,400
&  Chico's FAS, Inc.                                  (a)            55,600         2,230,116
   Michaels Stores, Inc.                                             40,500         1,660,500
   Sherwin-Williams Co. (The)                                        28,800         1,371,168
                                                                                  -----------
                                                                                    6,975,184
                                                                                  -----------

   TEXTILES, APPAREL & LUXURY GOODS (1.8%)
&  Coach, Inc.                                        (a)            59,500         2,089,045
                                                                                  -----------

   THRIFTS & MORTGAGE FINANCE (1.8%)
   Fremont General Corp.                                             17,200           420,368
   IndyMac Bancorp, Inc.                                             40,200         1,753,122
                                                                                  -----------
                                                                                    2,173,490
                                                                                  -----------

   Total Common Stocks
      (Cost $74,578,590)                                                          109,930,083
                                                                                  -----------

                                                                 PRINCIPAL
                                                                  AMOUNT
                                                                -----------
SHORT-TERM INVESTMENTS (6.8%)

FEDERAL AGENCIES (6.8%)

Federal Home Loan Mortgage Corporation
3.08%, due 8/1/05                                               $ 7,980,000         7,978,635
                                                                                    ---------

Total Short-Term Investments                                                        7,978,635
(Cost $7,978,635)                                                                ------------


Total Investments
(Cost $82,557,225)                                    (b)             100.0 %     117,908,718 (c)

Liabilities in Excess of
Cash and Other Assets                                                   0.0 ++        (34,024)
                                                                      -----      ------------

Net Assets                                                            100.0 %    $117,874,694
                                                                      =====      ============

+     Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

++    Less than one tenth of a percent.

(a)   Non-income producing security.

(b)   The cost for federal income tax purposes is $82,704,678.

(c) At July 31, 2005 net unrealized appreciation was $35,204,040, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $36,381,344 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,177,304.

MAINSTAY MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS                  July 31, 2005 unaudited

                                                                   SHARES            VALUE
                                                                  ---------      ------------
   COMMON STOCKS (94.6%)                              +

   AEROSPACE & DEFENSE (1.3%)
   Raytheon Co.                                                     139,842      $  5,499,986
                                                                                 ------------

   AUTO COMPONENTS (1.2%)
   TRW Automotive Holdings Corp.                      (a)           190,700         5,078,341
                                                                                 ------------

   CHEMICALS (4.5%)
   Air Products & Chemicals, Inc.                                    86,203         5,151,491
   Arch Chemicals, Inc.                                             222,282         5,723,761
   Chemtura Corp.                                                   195,800         3,081,892
   Olin Corp.                                                       266,525         4,890,734
                                                                                 ------------
                                                                                   18,847,878
                                                                                 ------------

   COMMERCIAL BANKS (3.2%)
   Compass Bancshares, Inc.                                         163,114         7,863,726
   Hibernia Corp.-Class A                                            83,757         2,832,662
   Marshall & IIsley Corp.                                           57,543         2,642,375
                                                                                 ------------
                                                                                   13,338,763
                                                                                 ------------

   COMMERCIAL SERVICES & SUPPLIES (1.8%)
   Pitney Bowes, Inc.                                               166,911         7,440,892
                                                                                 ------------

   COMMUNICATIONS EQUIPMENT (1.0%)
   Lucent Technologies, Inc.                          (a)         1,413,600         4,141,848
                                                                                 ------------

   CONSUMER FINANCE (1.1%)
   MBNA Corp.                                                       182,000         4,579,120
                                                                                 ------------

   CONTAINERS & PACKAGING (9.4%)
&  Owens-IIlinois, Inc.                               (a)           761,100        19,522,215
&  Smurfit-Stone Container Corp.                      (a)         1,318,300        15,990,979
   Temple-Inland, Inc.                                              110,900         4,412,711
                                                                                 ------------
                                                                                   39,925,905
                                                                                 ------------

   ELECTRIC UTILITIES (5.0%)
   Entergy Corp.                                                     76,287         5,945,809
   FirstEnergy Corp.                                                 81,488         4,056,473
   PG&E Corp.                                                        79,225         2,981,237
   PPL Corp.                                                        135,400         8,337,932
                                                                                 ------------
                                                                                   21,321,451
                                                                                 ------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
   Molex, Inc.-Class A                                              184,100         4,736,893
                                                                                 ------------

   ENERGY EQUIPMENT & SERVICES (28.2%)
   Diamond Offshore Drilling, Inc.                                   82,500         4,707,450
&  ENSCO International, Inc.                                        596,422        24,083,520
&  GlobalSantaFe Corp.                                              468,056        21,057,839
&  Pride International, Inc.                          (a)           595,000        15,481,900
&  Rowan Cos., Inc.                                                 730,400        24,950,464

&  Transocean, Inc.                                   (a)           507,500        28,638,225
                                                                                  -----------
                                                                                  118,919,398
                                                                                  -----------

   FOOD & STAPLES RETAILING (2.4%)
   Kroger Co. (The)                                   (a)           501,500         9,954,775
                                                                                  -----------

   FOOD PRODUCTS (2.7%)
&  Cadbury Schweppes PLC, Sponsored ADR               (b)           296,300        11,449,032
                                                                                  -----------

   HEALTH CARE PROVIDERS & SERVICES (1.3%)
   Apria Healthcare Group, Inc.                       (a)           111,400         3,757,522
   Universal Health Services, Inc.-Class B                           34,700         1,805,788
                                                                                  -----------
                                                                                    5,563,310
                                                                                  -----------

   INSURANCE (3.3%)
   Hartford Financial Services Group, Inc.                          122,147         9,841,384
   St. Paul Travelers Cos., Inc. (The)                               96,500         4,247,930
                                                                                  -----------
                                                                                   14,089,314
                                                                                  -----------

   IT SERVICES (1.2%)
   Computer Sciences Corp.                            (a)           109,052         4,992,401
                                                                                  -----------

   LEISURE EQUIPMENT & PRODUCTS (1.0%)
   Mattel, Inc.                                                     216,600         4,039,590
                                                                                  -----------

   MACHINERY (4.1%)
   AGCO Corp.                                         (a)           524,131        10,844,270
   Navistar International Corp.                       (a)           185,102         6,321,233
                                                                                  -----------
                                                                                   17,165,503
                                                                                  -----------

   MEDIA (0.4%)
   Regal Entertainment Group-Class A                                 97,400         1,880,794
                                                                                  -----------

   MULTI-UTILITIES (1.6%)
   Public Service Enterprise Group, Inc.                            105,000         6,751,500
                                                                                  -----------

   PAPER & FOREST PRODUCTS (7.1%)
&  Abitibi-Consolidated, Inc.                                     4,114,100        19,624,257
   Bowater, Inc.                                                    313,151        10,587,635
                                                                                  -----------
                                                                                   30,211,892
                                                                                  -----------

   REAL ESTATE (1.6%)
   General Growth Properties, Inc.                                   60,448         2,779,399
   Highwoods Properties, Inc.                                       130,763         4,138,649
                                                                                  -----------
                                                                                    6,918,048
                                                                                  -----------

   ROAD & RAIL (1.9%)
   Burlington Northern Santa Fe Corp.                                79,095         4,290,904
   CSX Corp.                                                         83,661         3,809,922
                                                                                  -----------
                                                                                    8,100,826
                                                                                  -----------

   SOFTWARE (0.3%)
   BMC Software, Inc.                                 (a)            72,900         1,391,661
                                                                                  -----------

   TELECOMMUNICATIONS (0.9%)
   Alltel Corp.                                                      57,413         3,817,965
                                                                                  -----------

   THRIFTS & MORTGAGE FINANCE (7.0%)
&  PMI Group, Inc. (The)                                            462,100        18,922,995

Sovereign Bancorp, Inc.                                             439,621        10,546,508
                                                                                  -----------
                                                                                   29,469,503
                                                                                  -----------

Total Common Stocks
   (Cost $315,073,222)                                                            399,626,589
                                                                                  -----------

                                                                   NUMBER OF
                                                                  CONTRACTS (c)
                                                                  -------------
PURCHASED PUT OPTIONS (0.0%)                          ++
ENERGY EQUIPMENT & SERVICES (0.0%)                    ++
Transocean, Inc. Strike @ $45.00
Expire 8/20/05                                        (a)             1,269             6,345
                                                                                 ------------

Total Purchased Put Options
   (Premium $365,472)                                                                   6,345
                                                                                 ------------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                 ----------
LONG-TERM BONDS (0.1%)
CORPORATE BONDS (0.1%)
DIVERSIFIED FINANCIAL SERVICES (0.1%)
Caithness Coso Funding Corp., Series B, Senior
 Secured Note
9.05%, due 12/15/09                                              $  302,175           332,392
                                                                                 ------------

Total Corporate Bonds
   (Cost $276,200)                                                                    332,392
                                                                                 ------------

Total Long-Term Bonds                                                                 332,392
 (Cost $276,200)                                                                 ------------


SHORT-TERM INVESTMENTS (5.5%)

COMMERCIAL PAPER (5.5%)

ABN AMRO North American Finance, Inc.
3.181%, due 8/12/05                                               4,000,000         3,995,406
AIG Funding, Inc.
3.25%, due 8/9/05                                                 3,000,000         2,997,292
Deutsche Bank Financial LLC
3.28%, due 8/8/05                                                 5,000,000         4,995,900
International Business Machines Corp.
2.153%, due 8/2/05                                                2,000,000         1,999,641
Morgan Stanley & Co.
2.991%, due 8/11/05                                               4,920,000         4,915,095
Rabobank USA Finance Corp.
3.28%, due 8/1/05                                                 4,320,000         4,319,213
                                                                                 ------------
Total Commercial Paper
   (Cost $23,222,547)                                                              23,222,547
                                                                                 ------------

Total Short-Term Investments
 (Cost $23,222,547)                                                                23,222,547
                                                                                 ------------

Total Investments
(Cost $338,937,441)                                   (d)             100.2 %     423,187,873 (e)

Liabilities in Excess of
Cash and Other Assets                                                  (0.2)         (873,973)
                                                                 ----------      ------------

Net Assets                                                            100.0 %    $422,313,900
                                                                 ==========      ============

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Non-income producing security.

(b)   ADR - American Depositary Receipt.

(c)   One contract relates to 100 shares.

(d)   The cost for federal income tax purposes is $338,679,714.

(e) At July 31, 2005 net unrealized appreciation was $84,508,159, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $91,940,669 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,432,510.

MAINSTAY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS                 July 31, 2005 unaudited

                                                                 PRINCIPAL        AMORTIZED
                                                                  AMOUNT             COST
                                                                -----------      ------------
SHORT-TERM INVESTMENTS (100.2%)                       +

CERTIFICATES OF DEPOSIT (4.8%)
Barclays Bank PLC
3.275%, due 9/2/05                                              $ 4,550,000      $  4,550,209
Deutsche Bank AG
3.27%, due 8/31/05                                                5,000,000         5,000,046
3.525%, due 10/13/05                                              5,000,000         5,000,050
HSBC Bank USA
3.415%, due 11/21/05                                              3,450,000         3,449,946
Lloyds TSB Bank PLC
3.69%, due 12/13/05                                               5,000,000         4,998,991
                                                                                 ------------
                                                                                   22,999,242
                                                                                 ------------

COMMERCIAL PAPER (42.3%)
Abbey National North America LLC
3.33%, due 9/19/05                                                5,000,000         4,976,412
ABN AMRO North American Finance, Inc.
3.28%, due 8/12/05                                                4,075,000         4,070,173
3.52%, due 10/20/05                                               4,500,000         4,463,920
Allianz Finance Corp.
3.42%, due 9/1/05                                     (a)         5,000,000         4,984,325
American General Finance Corp.
3.57%, due 11/14/05                                               2,875,000         2,844,494
ANZ (Delaware), Inc.
3.11%, due 8/8/05                                                 5,000,000         4,996,112
3.40%, due 12/2/05                                                4,000,000         3,952,778
3.58%, due 10/28/05                                               5,000,000         4,955,250
Atlantis One Funding
3.14%, due 8/11/05                                    (a)         4,400,000         4,395,395
Bank of America Corp.
3.15%, due 8/12/05                                                3,725,000         3,720,763
Barclays U.S. Funding Corp.
3.27%, due 8/24/05                                                2,475,000         2,469,380
3.28%, due 8/24/05                                                2,775,000         2,768,679
Dexia Delaware LLC
3.27%, due 8/22/05                                                4,000,000         3,991,643
3.27%, due 9/6/05                                                 2,800,000         2,790,335
3.28%, due 9/9/05                                                 3,150,000         3,138,233
Goldman Sachs Group, Inc.
3.29%, due 11/2/05                                                5,000,000         4,956,590
3.41%, due 11/22/05                                               5,000,000         4,945,535
HBOS Treasury Services Plc
3.30%, due 9/8/05                                                 4,000,000         3,985,333
ING (US) Funding LLC
3.20%, due 8/29/05                                                2,925,000         2,917,200
3.202%, due 8/16/05                                               4,075,000         4,068,838
3.41%, due 10/19/05                                               4,150,000         4,118,159
KFW International Finance, Inc.
3.19%, due 9/7/05                                     (a)         5,000,000         4,982,721
Lloyds TSB Bank PLC
3.09%, due 8/4/05                                                 5,000,000         4,997,854
Metlife Funding, Inc.

3.56%, due 10/25/05                                               4,875,000         4,833,059
Morgan Stanley & Co.
3.38%, due 8/26/05                                                5,000,000         4,987,325
Nationwide Building Society
3.395%, due 9/12/05                                               4,325,000         4,307,054
Nestle Capital Corp.
3.35%, due 8/25/05                                    (a)         4,000,000         3,990,322
Private Export Funding Corp.
3.42%, due 10/20/05                                   (a)         5,000,000         4,961,050
3.52%, due 10/21/05                                   (a)         5,000,000         4,959,422
Prudential Funding LLC
2.85%, due 8/1/05                                                 5,825,000         5,824,078
Rabobank USA Finance Corp.
3.48%, due 10/14/05                                               4,750,000         4,715,103
Ranger Funding Co. LLC
3.29%, due 9/12/05                                    (a)         4,000,000         3,983,916
3.34%, due 8/18/05                                    (a)         5,425,000         5,415,437
Royal Bank of Canada
3.29%, due 9/16/05                                                4,450,000         4,430,479
Shell Finance (UK) PLC
3.14%, due 8/15/05                                                5,000,000         4,993,022
3.33%, due 10/11/05                                               4,425,000         4,395,120
3.40%, due 9/29/05                                                5,000,000         4,971,194
Societe Generale North America, Inc.
3.12%, due 8/9/05                                                 2,625,000         2,622,725
3.51%, due 10/13/05                                               5,000,000         4,963,437
Svenska Handelsbanken, Inc.
3.16%, due 8/3/05                                                 4,000,000         3,998,596
3.46%, due 10/11/05                                               5,925,000         5,883,430
Swiss RE Financial Products
3.50%, due 11/1/05                                    (a)         3,500,000         3,468,014
Toyota Motor Credit Corp.
3.46%, due 9/15/05                                                5,000,000         4,977,414
UBS Finance Delaware LLC
3.20%, due 9/6/05                                                 5,000,000         4,983,111
3.36%, due 9/26/05                                                5,125,000         5,097,257
Wal-Mart Stores, Inc.
3.40%, due 9/13/05                                    (a)         5,000,000         4,978,750
                                                                                  -----------
                                                                                  201,229,437
                                                                                  -----------

CORPORATE BONDS (15.9%)
American Express Credit Corp.
3.42%, due 4/5/06                                                 6,000,000         6,000,000
American Express Credit Corp., Series B
3.50%, due 9/30/05                                                5,000,000         5,000,320
Bank One Corp.
6.50%, due 2/1/06                                     (b)         5,800,000         5,879,054
Citigroup, Inc., Senior Global Note
3.56%, due 3/20/06                                                4,500,000         4,504,828
HSBC Finance Corp., Senior Note
3.37%, due 8/18/05                                                6,000,000         6,000,359
Merrill Lynch & Co., Inc., Series B
3.67%, due 3/7/06                                     (b) (c)     4,500,000         4,509,607
Metropolitan Life Global Funding I
3.55%, due 6/28/06                                    (a)         6,000,000         6,000,000
Morgan Stanley & Co.
3.51%, due 8/15/05                                                6,000,000         6,000,342
Pharmacia Corp.
5.75%, due 12/1/05                                                5,500,000         5,537,824

SLM Corp.
3.85%, due 1/25/06                                                6,000,000         6,006,615
Unilever Capital Corp.
6.88%, due 11/1/05                                                5,000,000         5,037,085
Wal-Mart Stores, Inc.
3.27%, due 3/16/06                                                5,000,000         4,996,805
Wells Fargo & Co., Global Note
3.45%, due 3/3/06                                                 4,500,000         4,503,732
7.25%, due 8/24/05                                                6,000,000         6,015,933
                                                                                  -----------
                                                                                   75,992,504
                                                                                  -----------

FOREIGN GOVERNMENT BONDS (1.1%)
Quebec Province
6.50%, due 1/17/06                                                5,000,000         5,062,766
                                                                                  -----------

FEDERAL AGENCIES (36.1%)
Federal Home Loan Bank
3.41%, due 10/5/05                                               10,000,000         9,998,594
Federal Home Loan Bank (Discount Note)
3.12%, due 8/19/05                                                4,000,000         3,993,055
3.16%, due 8/17/05                                                4,000,000         3,993,680
3.32%, due 9/23/05                                                3,800,000         3,780,725
3.35%, due 9/28/05                                                6,000,000         5,966,500
Federal Home Loan Mortgage Corporation (Discount
 Note)
2.78%, due 8/8/05                                                 4,325,000         4,321,994
2.95%, due 8/2/05                                                 4,000,000         3,999,017
3.03%, due 8/1/05                                                 2,275,000         2,274,617
3.06%, due 8/9/05 - 8/10/05                                      11,400,000        11,389,885
3.07%, due 8/8/05                                                 3,150,000         3,147,582
3.14%, due 8/23/05                                                3,850,000         3,841,941
3.25%, due 10/18/05 - 10/19/05                                    8,850,000         8,785,677
3.29%, due 11/8/05                                                5,800,000         5,746,464
3.33%, due 9/20/05                                                5,000,000         4,975,950
3.34%, due 11/22/05                                               2,500,000         2,473,326
3.43%, due 11/1/05                                                6,000,000         5,946,263
3.49%, due 10/25/05                                               4,900,000         4,858,673
3.50%, due 10/31/05                                               5,000,000         4,954,792
3.53%, due 11/10/05                                               4,000,000         3,959,601
Federal National Mortgage Association (Discount
 Note)
2.83%, due 8/3/05                                                 5,000,000         4,998,431
3.01%, due 8/5/05                                                 4,100,000         4,097,943
3.04%, due 8/3/05                                                 4,600,000         4,598,444
3.09%, due 8/10/05                                                3,300,000         3,296,880
3.21%, due 8/5/05                                                   400,000           399,786
3.26%, due 8/24/05                                                6,325,000         6,310,681
3.30%, due 9/14/05 - 11/2/05                                      9,725,000         9,661,984
3.34%, due 9/21/05                                               10,248,000        10,197,657
3.45%, due 10/12/05                                               4,000,000         3,971,633
3.47%, due 10/12/05                                               3,575,000         3,549,500
Federal National Mortgage Association (Mortgage
 Pass-Through Securities)
3.54%, due 11/23/05                                               5,825,000         5,758,556
3.55%, due 11/16/05                                               5,700,000         5,638,733
Tennessee Valley Authority
3.20%, due 8/11/05                                                6,000,000         5,993,600
3.25%, due 8/25/05                                                4,900,000         4,888,516
                                                                                  -----------
                                                                                  171,770,680
                                                                                  -----------

Total Short-Term Investments
 (Amortized Cost $477,054,629)                        (d)             100.2 %     477,054,629

Liabilities in Excess of
Cash and Other Assets                                                  (0.2)         (961,964)
                                                                      -----      ------------

Net Assets                                                            100.0 %    $476,092,665
                                                                      =====      ============

+     Percentages indicated are based on Fund net assets.

(a)   May be sold to institutional investors only.

(b)   Coupon interest bearing security.

(c)   Floating rate. Rate shown is the rate in effect at July 31, 2005.

(d)   The cost stated also represents the cost for federal income tax purposes.

MAINSTAY SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS                  July 31, 2005 unaudited

                                                                     SHARES         VALUE
                                                                    -------      ------------
   COMMON STOCKS (99.9%)                              +

   AEROSPACE & DEFENSE (2.8%)
   Ceradyne, Inc.                                     (a)            72,750      $  2,318,542
   DRS Technologies, Inc.                                            59,300         3,083,600
   Innovative Solutions & Support, Inc.               (a)           114,000         2,088,480
                                                                                 ------------
                                                                                    7,490,622
                                                                                 ------------

   BIOTECHNOLOGY (0.6%)
   CV Therapeutics, Inc.                              (a)            56,900         1,602,873
                                                                                 ------------

   BUILDING PRODUCTS (1.7%)
   Builders FirstSource, Inc.                         (a)            76,600         1,532,000
   Simpson Manufacturing Co., Inc.                                   36,700         1,406,344
   Trex Co., Inc.                                     (a)            48,900         1,437,660
                                                                                 ------------
                                                                                    4,376,004
                                                                                 ------------

   CAPITAL MARKETS (2.8%)
   Affiliated Managers Group, Inc.                    (a)            58,421         4,165,417
   Jefferies Group, Inc.                                             79,500         3,285,735
                                                                                 ------------
                                                                                    7,451,152
                                                                                 ------------

   COMMERCIAL BANKS (4.6%)
   Hanmi Financial Corp.                                            131,200         2,492,800
   UCBH Holdings, Inc.                                              158,000         2,886,660
   Westcorp                                                          63,700         3,691,415
   Wintrust Financial Corp.                                          56,600         3,035,458
                                                                                 ------------
                                                                                   12,106,333
                                                                                 ------------

   COMMERCIAL SERVICES & SUPPLIES (1.1%)
   CRA International, Inc.                            (a)            56,600         3,011,120
                                                                                 ------------

   COMMUNICATIONS EQUIPMENT (2.1%)
   Avocent Corp.                                      (a)            65,900         2,297,274
   Ixia                                               (a)           169,300         3,341,982
                                                                                 ------------
                                                                                    5,639,256
                                                                                 ------------

   ELECTRICAL EQUIPMENT (1.2%)
   Genlyte Group, Inc.                                (a)            61,600         3,165,008
                                                                                 ------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS (5.1%)
   FARO Technologies, Inc.                            (a)            83,700         1,982,016
   FLIR Systems, Inc.                                 (a)            80,200         2,637,778
   Global Imaging Systems, Inc.                       (a)            71,400         2,474,724
   ScanSource, Inc.                                   (a)            55,700         2,658,561
   Trimble Navigation, Ltd.                           (a)            95,000         3,701,200
                                                                                 ------------
                                                                                   13,454,279
                                                                                 ------------

   ENERGY EQUIPMENT & SERVICES (7.7%)
   Atwood Oceanics, Inc.                              (a)            45,100         3,074,467
&  Cal Dive International, Inc.                       (a)            83,600         4,950,792
   Grant Prideco, Inc.                                (a)           108,900         3,495,690
   Grey Wolf, Inc.                                    (a)           258,000         1,978,860
   Maverick Tube Corp.                                (a)            95,100         3,154,467
   TETRA Technologies, Inc.                           (a)            88,700         3,536,469
                                                                                 ------------

                                                                                   20,190,745
                                                                                   ----------

   FOOD PRODUCTS (0.2%)
   Diamond Foods, Inc.                                (a)            27,000           598,050
                                                                                   ----------

   HEALTH CARE EQUIPMENT & SUPPLIES (6.8%)
   ArthroCare Corp.                                   (a)            68,600         2,508,702
   Cooper Cos. (The), Inc.                                           45,000         3,091,500
   Dade Behring Holdings, Inc.                                       49,000         3,714,200
   Immucor, Inc.                                      (a)            86,900         2,387,143
   Integra LifeSciences Holdings Corp.                (a)            58,700         1,784,480
   Nektar Therapeutics                                (a)           107,800         2,022,328
   SurModics, Inc.                                    (a)            63,100         2,452,066
                                                                                   ----------
                                                                                   17,960,419
                                                                                   ----------

   HEALTH CARE PROVIDERS & SERVICES (4.7%)
   American Healthways, Inc.                          (a)            80,800         3,601,256
   Molina Healthcare, Inc.                            (a)            49,800         1,192,212
   PRA International                                  (a)            49,600         1,498,416
&  Sierra Health Services, Inc.                       (a)            71,100         4,794,984
   WellCare Health Plans, Inc.                        (a)            33,800         1,295,216
                                                                                   ----------
                                                                                   12,382,084
                                                                                   ----------

   HOTELS, RESTAURANTS & LEISURE (1.5%)
   Penn National Gaming, Inc.                         (a)           110,000         3,932,500
                                                                                   ----------

   HOUSEHOLD DURABLES (14.6%)
   Beazer Homes USA, Inc.                                            63,000         4,122,720
&  Hovnanian Enterprises, Inc.-Class A                (a)            68,700         4,855,716
&  Jarden Corp.                                       (a)           123,750         4,747,050
   M/I Homes, Inc.                                                   36,800         2,194,016
   MDC Holdings, Inc.                                                36,094         3,083,149
&  Meritage Homes Corp.                               (a)            63,400         5,893,030
&  Ryland Group, Inc.                                                62,400         5,041,920
&  WCI Communities, Inc.                              (a)           159,300         5,409,828
   Yankee Candle Co., Inc.                                          103,400         3,133,020
                                                                                   ----------
                                                                                   38,480,449
                                                                                   ----------

   INTERNET & CATALOG RETAIL (1.8%)
&  Coldwater Creek, Inc.                              (a)           170,175         4,712,146
                                                                                   ----------

   INTERNET SOFTWARE & SERVICES (1.1%)
   Digitas, Inc.                                      (a)           266,400         3,004,992
                                                                                   ----------

   MACHINERY (6.7%)
   A.S.V., Inc.                                       (a)            55,800         2,675,610
   Actuant Corp.-Class A                              (a)            57,900         2,694,087
   CLARCOR, Inc.                                                    102,000         3,182,400
   Terex Corp.                                        (a)            81,600         3,951,072
   Wabash National Corp.                                             79,800         1,716,498
   Westinghouse Air Brake Technologies Corp.                        135,800         3,317,594
                                                                                   ----------
                                                                                   17,537,261
                                                                                   ----------

   MARINE (1.6%)
   Genco Shipping & Trading, Ltd.                     (a)            58,800         1,124,256
   Kirby Corp.                                        (a)            65,400         3,149,010
                                                                                   ----------
                                                                                    4,273,266
                                                                                   ----------

   METALS & MINING (0.4%)
   Steel Technologies, Inc.                                          45,100           966,493
                                                                                   ----------
   OIL, GAS & CONSUMABLE FUELS (8.6%)
   Alliance Resource Partners, LP                                    37,300         3,130,962

   Alpha Natural Resources, Inc.                      (a)            18,700           523,600
   Arch Coal, Inc.                                                   59,300         3,375,356
   InterOil Corp.                                     (a)            74,100         1,822,860
   James River Coal Co.                               (a)            79,800         3,757,782
   Massey Energy Co.                                                 93,700         4,052,525
   OMI Corp.                                                        133,400         2,405,202
   Remington Oil & Gas Corp.                          (a)            94,100         3,708,481
                                                                                  -----------
                                                                                   22,776,768
                                                                                  -----------

   PERSONAL PRODUCTS (1.6%)
&  Chattem, Inc.                                      (a)            94,900         4,323,644
                                                                                  -----------

   PHARMACEUTICALS (0.0%)                             ++
   Adams Respiratory Therapeutics, Inc.               (a)             3,600           106,200
                                                                                  -----------

   REAL ESTATE (0.9%)
   American Home Mortgage Investment Corp.                           64,900         2,492,809
                                                                                  -----------

   ROAD & RAIL (1.9%)
   Arkansas Best Corp.                                               19,000           651,700
   Knight Transportation, Inc.                                       74,700         1,766,655
   Old Dominion Freight Line, Inc.                    (a)            79,000         2,616,480
                                                                                  -----------
                                                                                    5,034,835
                                                                                  -----------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.2%)
   Tessera Technologies, Inc.                         (a)            86,400         3,034,368
                                                                                  -----------

   SOFTWARE (2.9%)
   Epicor Software Corp.                              (a)           159,100         2,359,453
   FactSet Research Systems, Inc.                                    71,400         2,618,952
   MICROS Systems, Inc.                               (a)            60,200         2,585,590
                                                                                  -----------
                                                                                    7,563,995
                                                                                  -----------

   SPECIALTY RETAIL (8.9%)
   A.C. Moore Arts & Crafts, Inc.                     (a)            75,300         2,163,369
   Children's Place Retail Stores, Inc. (The)         (a)            81,000         3,701,700
   Electronics Boutique Holdings Corp.                (a)            55,300         3,575,698
&  Guitar Center, Inc.                                (a)            78,400         5,064,248
   Hibbett Sporting Goods, Inc.                       (a)            76,750         3,072,303
   Jos. A. Bank Clothiers, Inc.                       (a)            93,800         4,286,660
   Maidenform Brands, Inc.                            (a)             7,200           131,400
   PETCO Animal Supplies, Inc.                        (a)            56,400         1,571,868
                                                                                  -----------
                                                                                   23,567,246
                                                                                  -----------

   TEXTILES, APPAREL & LUXURY GOODS (1.0%)
   Fossil, Inc.                                       (a)           105,050         2,499,140
                                                                                  -----------

   THRIFTS & MORTGAGE FINANCE (1.0%)
   Commercial Capital Bancorp, Inc.                                 132,766         2,634,077
                                                                                  -----------

   TRADING COMPANIES & DISTRIBUTORS (2.8%)
   Hughes Supply, Inc.                                              105,400         2,995,468
   MSC Industrial Direct Co.-Class A                                110,800         4,286,852
                                                                                  -----------
                                                                                    7,282,320
                                                                                  -----------

   Total Common Stocks
      (Cost $189,142,061)                                                         263,650,454
                                                                                  -----------

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                  ---------
SHORT-TERM INVESTMENTS (0.1%)

COMMERCIAL PAPER (0.1%)
Rabobank USA Finance Corp.
3.28%, due 8/1/05                                                 $ 210,000           209,962
                                                                                 ------------

Total Short-Term Investments                                                          209,962
(Cost $209,962)                                                                  ------------


Total Investments
(Cost $189,352,023)                                   (b)             100.0 %     263,860,416 (c)

Liabilities in Excess of Cash and Other Assets                          0.0 ++        (57,888)
                                                                  ---------      ------------

Net Assets                                                            100.0 %    $263,802,528
                                                                  =========      ============

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Non-income producing security.

(b)   The cost for federal income tax purposes is $189,954,428.

(c) At July 31, 2005 net unrealized appreciation was $73,905,988, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $78,813,929 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $4,907,941.

MAINSTAY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                         July 31, 2005 unaudited

                                                                 SHARES          VALUE
                                                                 ------          -----
  COMMON STOCKS (97.5%)                                +

  AEROSPACE & DEFENSE (1.0%)
  Herley Industries, Inc.                             (a)         84,400      $ 1,649,176
                                                                              -----------

  AUTO COMPONENTS (1.4%)
  American Axle & Manufacturing Holdings, Inc.                    84,500        2,327,975
                                                                              -----------

  BIOTECHNOLOGY (1.7%)
  Cambrex Corp.                                                  139,701        2,747,919
                                                                              -----------

  BUILDING PRODUCTS (0.8%)
  Apogee Enterprises, Inc.                                        85,535        1,352,308
                                                                              -----------

  CAPITAL MARKETS (1.4%)
  Waddell & Reed Financial, Inc.-Class A                         119,500        2,321,885
                                                                              -----------

  CHEMICALS (2.5%)
& Omnova Solutions, Inc.                              (a)        494,300        2,921,313
  Spartech Corp.                                                  65,000        1,217,450
                                                                              -----------
                                                                                4,138,763
                                                                              -----------

  COMMERCIAL BANKS (4.4%)
  Chittenden Corp.                                                72,268        2,116,730
  Cullen/Frost Bankers, Inc.                                      44,700        2,239,470
  Mercantile Bank Corp.                                           25,620        1,163,148
  S&T Bancorp, Inc.                                               31,642        1,258,402
  Sandy Spring Bancorp, Inc.                                      15,000          517,950
                                                                              -----------
                                                                                7,295,700
                                                                              -----------

  COMMERCIAL SERVICES & SUPPLIES (3.8%)
& Banta Corp.                                                     59,500        2,840,530
  Imagistics International, Inc.                      (a)         92,900        2,798,148
  Learning Tree International, Inc.                   (a)         55,255          687,925
                                                                              -----------
                                                                                6,326,603
                                                                              -----------

  COMMUNICATIONS EQUIPMENT (3.4%)
  Belden CDT, Inc.                                               107,300        2,382,060
  SafeNet, Inc.                                       (a)         68,100        2,328,339
  Seachange International, Inc.                       (a)        125,000          947,500
                                                                              -----------
                                                                                5,657,899
                                                                              -----------

  COMPUTERS & PERIPHERALS (1.3%)
  Advanced Digital Information Corp.                  (a)        278,900        2,225,622
                                                                              -----------

  CONSTRUCTION & ENGINEERING (1.3%)
  Insituform Technologies, Inc.-Class A                (a)       110,421        2,125,604
                                                                              -----------

  CONTAINERS & PACKAGING (0.3%)
  Packaging Dynamics Corp.                                        35,000          507,500
                                                                              -----------

  DIVERSIFIED CONSUMER SERVICES (0.5%)
  Stewart Enterprises, Inc.-Class A                              110,000        826,100
                                                                              ---------

  DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
  Iowa Telecommunications Services, Inc.                          58,300      1,106,534
  Premiere Global Services, Inc.                       (a)       189,000      1,931,580
                                                                              ---------
                                                                              3,038,114
                                                                              ---------

  ELECTRIC UTILITIES (2.7%)
  Cleco Corp.                                                     70,300      1,580,344
  Green Mountain Power Corp.                                      21,000        617,400
  ITC Holdings Corp.                                   (a)        20,000        560,000
  Sierra Pacific Resources                             (a)       137,000      1,778,260
                                                                              ---------
                                                                              4,536,004
                                                                              ---------

  ELECTRICAL EQUIPMENT (3.8%)
  Global Power Equipment Group, Inc.                   (a)       278,500      2,637,395
& GrafTech International, Ltd.                         (a)       706,643      3,667,477
                                                                              ---------
                                                                              6,304,872
                                                                              ---------

  ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
  Applied Films Corp.                                  (a)        61,000      1,602,470
  Benchmark Electronics, Inc.                          (a)        61,600      1,971,200
                                                                              ---------
                                                                              3,573,670
                                                                              ---------

  ENERGY EQUIPMENT & SERVICES (5.9%)
  Global Industries, Ltd.                              (a)       223,634      2,193,849
& Hanover Compressor Co.                               (a)       198,714      2,889,302
  Offshore Logistics, Inc.                             (a)        28,800      1,036,800
  Parker Drilling Co.                                  (a)       195,200      1,444,480
  Pride International, Inc.                            (a)        84,000      2,185,680
                                                                              ---------
                                                                              9,750,111
                                                                              ---------

  FOOD & STAPLES RETAILING (1.3%)
  Ingles Markets, Inc.-Class A                                    32,600        515,080
  Performance Food Group Co.                           (a)        34,900      1,048,047
  Smart & Final, Inc.                                  (a)        40,000        558,800
                                                                              ---------
                                                                              2,121,927
                                                                              ---------

  GAS UTILITIES (1.8%)
  SEMCO Energy, Inc.                                   (a)        29,900        201,227
& UGI Corp.                                                       96,000      2,816,640
                                                                              ---------
                                                                              3,017,867
                                                                              ---------

  HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
  Merit Medical Systems, Inc.                          (a)        60,100      1,035,523
  Viasys Healthcare, Inc.                              (a)        96,800      2,404,512
                                                                              ---------
                                                                              3,440,035
                                                                              ---------

  HEALTH CARE PROVIDERS & SERVICES (2.4%)
  Hooper Holmes, Inc.                                            516,775      2,170,455
  Priority Healthcare Corp.-Class B                    (a)        63,800      1,753,862
                                                                              ---------
                                                                              3,924,317
                                                                              ---------

  HOTELS, RESTAURANTS & LEISURE (3.3%)
  Bob Evans Farms, Inc.                                           83,000      2,104,880
  La Quinta Corp.                                      (a)       279,100      2,511,900
  Navigant International, Inc.                         (a)        67,700        903,795
                                                                              ---------
                                                                              5,520,575
                                                                              ---------

  HOUSEHOLD DURABLES (1.5%)
  La-Z-Boy, Inc.                                                 183,648      2,455,374
                                                                              ---------

  INSURANCE (2.1%)
  Reinsurance Group of America, Inc.                              32,000      1,349,440
  Scottish Re Group, Ltd.                                         88,100      2,118,805
                                                                              ---------
                                                                              3,468,245
                                                                              ---------

  IT SERVICES (2.1%)
  eFunds Corp.                                         (a)        90,363      1,650,028
  Keane, Inc.                                          (a)       143,372      1,797,885
                                                                              ---------
                                                                              3,447,913
                                                                              ---------

  LEISURE EQUIPMENT & PRODUCTS (1.8%)
  Arctic Cat, Inc.                                                87,300      1,904,886
  Callaway Golf Co.                                               73,374      1,099,876
                                                                              ---------
                                                                              3,004,762
                                                                              ---------

  MACHINERY (4.1%)
  Kadant, Inc.                                         (a)       103,900      2,374,115
  Lydall, Inc.                                         (a)       194,700      1,859,385
  Westinghouse Air Brake Technologies Corp.                      104,900      2,562,707
                                                                              ---------
                                                                              6,796,207
                                                                              ---------

  MEDIA (5.4%)
  Carmike Cinemas, Inc.                                           46,300      1,397,334
  Journal Register Co.                                 (a)       130,400      2,428,048
  Nexstar Broadcasting Group, Inc. - Class A           (a)       374,100      2,094,960
& ProQuest Co.                                         (a)        87,824      3,043,102
                                                                              ---------
                                                                              8,963,444
                                                                              ---------

  METALS & MINING (0.8%)
  Allegheny Technologies, Inc.                                    45,300      1,316,871
                                                                              ---------

  OIL, GAS & CONSUMABLE FUELS (0.9%)
  Houston Exploration Co.                              (a)        25,618      1,480,464
                                                                              ---------

  PAPER & FOREST PRODUCTS (2.1%)
& Wausau Paper Corp.                                             270,667      3,404,991
                                                                              ---------

  PERSONAL PRODUCTS (0.3%)
  Playtex Products, Inc.                               (a)        45,921        489,518
                                                                              ---------

  REAL ESTATE (3.6%)
  Aames Investment Corp.                                         157,800      1,458,072
  Sun Communities, Inc.                                           60,100      2,094,485
  Trammell Crow Co.                                    (a)        94,800      2,394,648
                                                                              ---------
                                                                              5,947,205
                                                                              ---------

  ROAD & RAIL (1.6%)
  Quality Distribution, Inc.                           (a)       277,400      2,671,362
                                                                              ---------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.1%)
& Actel Corp.                                          (a)       216,121      3,345,553
  Catalyst Semiconductor, Inc.                         (a)        90,800        412,232
  Mattson Technology, Inc.                             (a)       220,000      1,870,000
  MKS Instruments, Inc.                                (a)        90,400      1,727,544
  Sigmatel, Inc.                                       (a)        75,800      1,518,274

& Zoran Corp.                                          (a)       197,700        2,846,880
                                                                              -----------
                                                                               11,720,483
                                                                              -----------

  SOFTWARE (1.8%)
  Cimarex Energy Co.                                   (a)        41,925        1,758,334
  Mentor Graphics Corp.                                (a)       135,600        1,262,436
                                                                              -----------
                                                                                3,020,770
                                                                              -----------

  SPECIALTY RETAIL (5.7%)
  Christopher & Banks Corp.                                      107,463        2,031,051
& Cost Plus, Inc.                                      (a)       128,500        2,895,105
  CSK Auto Corp.                                       (a)        67,473        1,262,420
  Jo-Ann Stores, Inc.                                  (a)        46,300        1,274,176
  Too, Inc.                                            (a)        73,813        1,903,637
                                                                              -----------
                                                                                9,366,389
                                                                              -----------

  TEXTILES, APPAREL & LUXURY GOODS (1.6%)
  Kellwood Co.                                                    59,600        1,448,876
  Russell Corp.                                                   66,628        1,260,602
                                                                              -----------
                                                                                2,709,478
                                                                              -----------

  THRIFTS & MORTGAGE FINANCE (3.9%)
  Brookline Bancorp, Inc.                                        100,200        1,604,202
  First Niagara Financial Group, Inc.                             70,900        1,044,357
  Provident Financial Services, Inc.                              76,500        1,350,990
  W Holding Co., Inc.                                            236,700        2,530,323
                                                                              -----------
                                                                                6,529,872
                                                                              -----------

  Total Common Stocks
     (Cost $138,813,831)                                                      161,523,894
                                                                              -----------

                                                                PRINCIPAL
                                                                 AMOUNT
                                                                ---------
SHORT-TERM INVESTMENTS (2.3%)

COMMERCIAL PAPER (2.3%)

Rabobank USA Finance Corp.
3.28%, due 8/1/05                                              $ 3,830,000       3,829,302
                                                                              ------------

Total Short-Term Investments                                                     3,829,302
                                                                              ------------
 (Cost $3,829,302)

Total Investments
(Cost $142,643,133)                                    (b)            99.8%    165,353,196(c)

Cash and Other Assets
Less Liabilities                                                       0.2         267,428
                                                               -----------    ------------

Net Assets                                                             100%   $165,620,624
                                                               ===========    ============

+     Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   Non-income producing security.

(b)   The cost for federal income tax purposes is $143,027,593.

(c) At July 31, 2005 net unrealized appreciation was $22,325,603, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,677,738 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,352,135.

MAINSTAY TAX FREE BOND FUND
PORTFOLIO OF INVESTMENTS                            July 31, 2005 unaudited

                                                                                                PRINCIPAL
                                                                                                 AMOUNT          VALUE
                                                                                                ---------        -----
  LONG-TERM MUNICIPAL BONDS (97.0%)                                                     +

  ALABAMA (4.2%)
  Huntsville, AL, Health Care Authority
  5.00%, due 6/1/34                                                                            $ 1,000,000    $  1,040,590
  5.75%, due 6/1/31                                                                              2,500,000       2,658,275
  Jefferson County, AL, Limited Obligation School Warrants
  5.25%, due 1/1/14                                                                              1,345,000       1,472,224
  University of Alabama
  6.00%, due 10/1/16-10/1/27                                                                     5,995,000       6,647,921
                                                                                                              ------------
                                                                                                                11,819,010
                                                                                                              ------------

  CALIFORNIA (7.4%)
  California State Economic Recovery
  5.00%, due 7/1/17                                                                              2,000,000       2,139,940
  5.25%, due 4/1/34                                                                              2,040,000       2,179,393
  California Statewide Communities Development Authority, (Catholic Healthcare West)
  6.50%, due 7/1/20                                                                              2,000,000       2,242,540
  Golden State Tobacco Securitization Corp.
  5.00%, due 6/1/45                                                                              5,000,000       5,138,200
  Los Angeles, CA, Unified School District
  5.625%, due 7/1/17                                                                    (b)      2,000,000       2,228,360
& 5.75%, due 7/1/16                                                                              6,000,000       7,011,420
                                                                                                              ------------
                                                                                                                20,939,853
                                                                                                              ------------

  DELAWARE (0.8%)
  Delaware State Economic Development Authority, (Delmarva Power & Light Co.)
  4.90%, due 5/1/26                                                                              2,250,000       2,392,042
                                                                                                              ------------

  FLORIDA (5.7%)
  Capital Trust Agency, (TCB Shadow Run LLC)
  5.15%, due 11/1/30                                                                             2,190,000       2,312,749
  Highlands County, FL, Health Facilities Authority, (Multiple Obligors)
  5.375%, due 11/15/35                                                                           5,000,000       5,245,000
  Meadow Pointe III Community Development District
  5.25%, due 11/1/07                                                                             1,165,000       1,173,842
  Miami-Dade County, FL, Solid Waste System Revenue
  5.00%, due 10/1/19                                                                             1,735,000       1,873,470
  Oakstead, FL, Community Development District
  5.90%, due 5/1/07                                                                                380,000         383,819
  Orange County, FL, Health Facilities Authority
  5.625%, due 11/15/32                                                                           3,000,000       3,205,230
  Tampa, FL, Utility Tax & Special Revenue Funding
  6.00%, due 10/1/08                                                                             1,500,000       1,632,045
  Waterchase Community Development District
  5.90%, due 5/1/08                                                                                200,000         202,000
                                                                                                              ------------
                                                                                                                16,028,155
                                                                                                              ------------

  ILLINOIS (8.6%)
  Chicago, IL, Board of Education
  5.875%, due 12/1/14                                                                   (b)      3,130,000       3,524,349
  Chicago, IL, Park District

  5.50%, due 1/1/09                                                                              2,085,000     2,245,191
  Chicago, IL, Water Revenue
  6.50%, due 11/1/15                                                                             3,005,000     3,674,814
  Illinois Health Facilities Authority, (Lake Forest Hospital)
  5.75%, due 7/1/29                                                                              2,000,000     2,120,360
  Illinois Health Facilities Authority, (OSF Healthcare System)
  6.25%, due 11/15/29                                                                            4,000,000     4,289,720
  Illinois State Sales Tax Revenue
  5.50%, due 6/15/17                                                                             4,000,000     4,576,960
  State of Illinois
  5.75%, due 6/1/14                                                                     (b)      3,450,000     3,826,291
                                                                                                              ----------
                                                                                                              24,257,685
                                                                                                              ----------

  LOUISIANA (1.5%)
  Louisiana State Offshore Terminal Authority, (Loop LLC)
  5.25%, due 9/1/16                                                                              3,970,000     4,216,299
                                                                                                              ----------

  MASSACHUSETTS (1.0%)
  Massachusetts Bay Transportation Authority
  5.75%, due 7/1/18                                                                     (b)      2,290,000     2,546,755
  5.75%, due 7/1/18                                                                                210,000       230,939
                                                                                                              ----------
                                                                                                               2,777,694
                                                                                                              ----------

  MICHIGAN (2.0%)
  South Redford, MI, School District
  5.25%, due 5/1/16                                                                     (b)      5,500,000     5,724,015
                                                                                                              ----------

  NEBRASKA (0.3%)
  Nebraska Investment Finance Authority
  6.30%, due 9/1/28                                                                                730,000       739,892
                                                                                                              ----------

  NEVADA (2.8%)
  Clark County, NV, (Nevada Power Co.)
  6.60%, due 6/1/19                                                                              1,925,000     1,932,758
  Clark County, NV, Bond Bank
& 5.50%, due 7/1/14                                                                              5,460,000     5,952,219
                                                                                                              ----------
                                                                                                               7,884,977
                                                                                                              ----------

  NEW JERSEY (4.7%)
  New Jersey Economic Development Authority
& 5.875%, due 5/1/14                                                                    (b)      8,000,000     8,766,640
  New Jersey State Transportation Trust Fund Authority
  5.50%, due 12/15/17                                                                            3,810,000     4,389,653
                                                                                                              ----------
                                                                                                              13,156,293
                                                                                                              ----------

  NEW MEXICO (1.0%)
  New Mexico Finance Authority
  5.00%, due 6/15/22                                                                             2,750,000     2,937,770
                                                                                                              ----------

  NEW YORK (20.7%)
  Long Island Power Authority
  5.50%, due 12/1/12                                                                             2,470,000     2,785,814
  Metropolitan Transportation Authority, NY
  5.00%, due 11/15/25                                                                            1,500,000     1,588,650
& 5.625%, due 7/1/27                                                                    (b)      9,500,000    10,246,795
  Nassau County, NY, Interim Finance Authority
  5.75%, due 11/15/12                                                                   (b)      1,000,000     1,120,130
  New York State Dormitory Authority
  5.75%, due 5/15/30                                                                    (b)      2,000,000     2,245,500

  7.375%, due 5/15/10                                                                            4,720,000     5,209,086
  7.50%, due 5/15/11                                                                    (b)      1,740,000     2,037,035
  7.50%, due 5/15/11                                                                             2,325,000     2,664,962
  New York State Dormitory Authority, (New York University)
  6.00%, due 7/1/19                                                                              3,700,000     4,486,213
  New York State Environmental Facilities Corp.
  7.50%, due 3/15/11                                                                    (b)         30,000        30,122
  7.50%, due 6/15/12                                                                               240,000       260,635
  New York State Thruway Authority
  5.75%, due 4/1/16                                                                              2,500,000     2,773,625
  5.75%, due 4/1/16                                                                     (b)        100,000       104,030
  New York, NY
& 5.00%, due 8/1/26                                                                              8,500,000     8,926,700
  5.875%, due 8/1/13                                                                    (b)      4,700,000     4,916,717
  5.875%, due 8/1/13                                                                             5,300,000     5,529,967
  Triborough Bridge & Tunnel Authority
  5.00%, due 11/15/32                                                                            3,500,000     3,655,120
                                                                                                              ----------
                                                                                                              58,581,101
                                                                                                              ----------

  NORTH CAROLINA (5.4%)
  North Carolina Eastern Municipal Power Agency
  5.50%, due 1/1/12                                                                              2,000,000     2,173,680
  6.75%, due 1/1/26                                                                              2,000,000     2,228,580
  North Carolina Housing Finance Agency
  4.25%, due 1/1/28                                                                     (c)      3,035,000     3,064,379
  North Carolina Municipal Power Agency No. 1 Catawba, NC
& 6.50%, due 1/1/20                                                                              7,000,000     7,786,940
                                                                                                              ----------
                                                                                                              15,253,579
                                                                                                              ----------

  OHIO (0.9%)
  Lorain County, OH, (Catholic Healthcare)
  5.375%, due 10/1/30                                                                            2,300,000     2,408,399
                                                                                                              -----------

  PENNSYLVANIA (6.5%)
  Allegheny County, PA, Port Authority
  6.25%, due 3/1/16                                                                     (b)      3,750,000     4,179,713
  6.375%, due 3/1/15                                                                    (b)      3,120,000     3,490,656
  Allegheny County, PA, Sanitary Authority
& 5.00%, due 12/1/23                                                                             7,000,000     7,492,660
  Philadelphia, PA,  School District
  5.75%, due 2/1/11                                                                              3,000,000     3,341,700
                                                                                                              ----------
                                                                                                              18,504,729
                                                                                                              ----------

  PUERTO RICO (5.3%)
  Puerto Rico Commonwealth Infrastructure Financing Authority
  5.50%, due 10/1/17                                                                             1,500,000     1,663,410
  Puerto Rico Electric Power Authority
  5.25%, due 7/1/29                                                                              2,750,000     2,966,700
  Puerto Rico Public Buildings Authority
& 5.00%, due 7/1/36                                                                             10,000,000    10,419,700
                                                                                                              ----------
                                                                                                              15,049,810
                                                                                                              ----------

  SOUTH CAROLINA (2.6%)
  Charleston County, SC
  6.125%, due 9/1/11                                                                             2,425,000     2,702,517
  South Carolina Jobs-Economic Development Authority
  5.625%, due 11/15/30                                                                           4,500,000     4,775,895
                                                                                                              ----------
                                                                                                               7,478,412
                                                                                                              ----------

  TEXAS (9.3%)
  Austin, TX, Water & Waste Water System
  5.75%, due 5/15/15                                                                    (b)      2,900,000      3,220,131
  Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp.
  6.00%, due 11/1/28                                                                    (c)      4,000,000      4,367,960
  El Paso, TX
  5.875%, due 8/15/11                                                                   (b)      1,000,000      1,058,930
  Harris County, TX, Health Facilities Development Corp.
  (St. Luke's Episcopal Hospital)
  5.375%, due 2/15/26                                                                   (b)      3,500,000      3,670,800
  (Memorial Hermann Healthcare System)
  6.375%, due 6/1/29                                                                             1,500,000      1,653,255
  Jefferson County Health Facilities Development Corp.
  (Baptist Hospitals of Texas)
  5.20%, due 8/15/21                                                                             1,095,000      1,157,382
  Leander, TX, Independent School District
  5.375%, due 8/15/19                                                                   (b)      1,000,000      1,067,840
  San Antonio, TX, Electric & Gas
  5.00%, due 2/1/17                                                                              5,040,000      5,488,006
  Tarrant Regional Water District
  5.25%, due 3/1/17                                                                              2,500,000      2,736,950
  Texas State College Student Loan
  5.50%, due 8/1/10                                                                     (c)      1,760,000      1,911,677
                                                                                                              -----------
                                                                                                               26,332,931
                                                                                                              -----------

  WASHINGTON (2.6%)
  Seattle, WA, Municipal Light & Power
& 6.00%, due 10/1/15                                                                    (b)      6,500,000      7,263,490
                                                                                                              -----------

  WEST VIRGINIA (0.5%)
  Kanawha Mercer Nicholas Counties
  (Zero Coupon), due 2/1/15                                                             (b)      2,230,000      1,415,939
                                                                                                              -----------

  WISCONSIN (3.2%)
  Wisconsin Health & Educational Facilities Authority, (Wheaton Franciscan Services)
  5.75%, due 8/15/25                                                                             2,500,000      2,696,875
  Wisconsin State
  5.50%, due 5/1/13                                                                     (b)      1,030,000      1,151,736
  6.00%, due 5/1/12                                                                     (b)      4,590,000      5,141,534
                                                                                                              -----------
                                                                                                                8,990,145
                                                                                                              -----------

  Total Long-Term Municipal Bonds
     (Cost $256,092,397)                                                                                      274,152,220
                                                                                                              -----------

  CUMULATIVE PREFERRED STOCK (3.5%)

  UNITED STATES (3.5%)
  Charter Mac Equity Issuer Trust
& 7.10%, due 6/30/09                                                                    (d)      9,000,000      9,974,610
                                                                                                              -----------

  Total Cumulative Preferred Stock
     (Cost $9,016,703)                                                                                          9,974,610
                                                                                                              -----------

  SHORT-TERM INVESTMENTS (3.8%)

  CALIFORNIA (1.1%)
  California State Economic Recovery
  2.95%, due 7/1/23                                                                     (a)      3,125,000      3,125,000
                                                                                                              -----------

  MASSACHUSETTS (0.2%)
  Massachusetts State Health & Educational Facilities Authority, (Amherst College)

  1.59%, due 11/1/35                                                                    (a)        475,000         475,000
                                                                                                              ------------

  NEW YORK (2.5%)
  New York, NY, City Transitional Finance Authority
  2.11%, due 8/1/31                                                                     (a)      7,025,000       7,025,000
                                                                                                              ------------

  Total Short-Term Investments
     (Cost $10,625,000)                                                                                         10,625,000
                                                                                                              ------------

  Total Investments
  (Cost $275,734,100)                                                                   (e)          104.3 %   294,751,830 (f)
  Liabilities in Excess of
  Cash and Other Assets                                                                               (4.3)    (12,160,606)
                                                                                               ------------   ------------
  Net Assets                                                                                         100.0    $282,591,224
                                                                                               ============   ============

                                                                                                 CONTRACTS     UNREALIZED
                                                                                                    LONG      DEPRECIATION (g)
                                                                                                 ---------    ------------
FUTURES CONTRACT (0.0%)                                                                 ++

United States Treasury Note
September 2005 (10 Year)                                                                             200        (43,750)
                                                                                                                -------

Total Futures Contract
  (Settlement Value $22,196,875)                                                                                (43,750)
                                                                                                                =======

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(b) Prerefunding Securities - issuer has or will issue new bonds and use the proceeds to purchase Treasury securities that mature at or near the same date as the original issues call date.

(c)   Interest on these securities is subject to alternative minimum tax.

(d)   May be sold to institutional investors only.

(e)   The cost for federal income tax purposes is $275,734,100.

(f) At July 31, 2005 net unrealized appreciation for securities was $19,017,730, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $19,188,583 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $170,853.

(g) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2005.

 MAINSTAY TOTAL RETURN FUND
 PORTFOLIO OF INVESTMENTS                                July 31, 2005 unaudited

                                                                             PRINCIPAL
                                                                               AMOUNT          VALUE
                                                                            -------------   ------------
LONG-TERM BONDS (27.1%)                                        +
ASSET-BACKED SECURITIES (1.1%)

CONSUMER FINANCE (0.6%)
BMW Vehicle Owner Trust
Series 2003-A, Class A3
1.94%, due 2/25/07                                                          $     347,451   $    346,313
Harley-Davidson Motorcycle Trust
Series 2004-1, Class A2
2.53%, due 11/15/11                                                             2,675,000      2,592,425
Volkswagen Auto Loan Enhanced Trust
Series 2003-2, Class A3
2.27%, due 10/22/07                                                             2,201,810      2,183,509
                                                                                            ------------
                                                                                               5,122,247
                                                                                            ------------

CONSUMER LOANS (0.2%)
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23                                                             1,600,000      1,696,204

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Capital One Master Trust
Series 2001-5, Class A
5.30%, due 6/15/09                                                                910,000        919,490
                                                                                            ------------

ELECTRIC (0.2%)
Public Service of New Hampshire Funding LLC
Series 2002-1, Class A
4.58%, due 2/1/10                                                               1,058,213      1,061,550
                                                                                            ------------

THRIFTS & MORTGAGE FINANCE (0.0%)                              ++
Vanderbilt Mortgage Finance
Series 1999-B, Class 1A4
6.545%, due 4/7/18                                                                216,923        218,946
                                                                                            ------------

Total Asset-Backed Securities
   (Cost $9,055,688)                                                                           9,018,437
                                                                                            ------------

CONVERTIBLE BONDS (0.0%)                                       ++

BIOTECHNOLOGY (0.0%)                                           ++
Amgen, Inc.
(Zero Coupon), due 3/1/32                                      (i)                 65,000         51,106
                                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES (0.0%)                          ++
Lincare Holdings, Inc., Senior Note
3.00%, due 6/15/33                                                                160,000        161,200
                                                                                            ------------

HEALTH CARE-SERVICES (0.0%)                                    ++
Laboratory Corp. of America Holdings
(Zero Coupon), due 9/11/21                                     (i)                100,000         75,125
                                                                                            ------------

Total Convertible Bonds

   (Cost $283,153)                                                                               287,431
                                                                                            ------------

CORPORATE BONDS (5.0%)

AEROSPACE & DEFENSE (0.1%)
Sequa Corp.
8.875%, due 4/1/08                                                                 95,000        102,837
United Technologies Corp., Note
5.40%, due 5/1/35                                                                 655,000        666,910
                                                                                            ------------
                                                                                                 769,747
                                                                                            ------------

AGRICULTURE (0.2%)
Cargill, Inc.
5.00%, due 11/15/13                                            (a)              1,630,000      1,630,971
                                                                                            ------------

AIRLINES (0.1%)
Delta Air Lines, Inc.
8.30%, due 12/15/29                                            (b)                 40,000          9,000
10.375%, due 12/15/22                                                             100,000         23,500
Southwest Airlines Co.
5.125%, due 3/1/17                                                                565,000        541,507
5.25%, due 10/1/14                                                                305,000        300,839
                                                                                            ------------
                                                                                                 874,846
                                                                                            ------------

AUTO MANUFACTURERS (0.2%)
DaimlerChrysler NA Holding Corp., Senior Note
6.50%, due 11/15/13                                                             1,170,000      1,261,402
                                                                                            ------------

AUTO PARTS & EQUIPMENT (0.0%)                                  ++
Collins & Aikman Products Co., Senior Subordinated Note
12.875%, due 8/15/12                                           (a)                 90,000          4,725
Goodyear Tire & Rubber Co. (The)
12.50%, due 3/1/11                                             (a)                 80,000         90,600
                                                                                            ------------
                                                                                                  95,325
                                                                                            ------------

BANKS (0.2%)
BankBoston NA, Subordinated Note
7.00%, due 9/15/07                                                              1,140,000      1,198,213
                                                                                            ------------

CHEMICALS (0.1%)
Equistar Chemicals, LP
7.55%, due 2/15/26                                                                 90,000         84,487
INVISTA
9.25%, due 5/1/12                                              (a)                 80,000         88,100
Lyondell Chemical Co., Senior Secured Note
9.50%, due 12/15/08                                                               255,000        270,619
10.50%, due 6/1/13                                                                260,000        300,300
Millennium America, Inc., Senior Note
7.625%, due 11/15/26                                                              110,000        102,987
Terra Capital, Inc., Senior Secured Note
12.875%, due 10/15/08                                                              60,000         71,100
                                                                                            ------------
                                                                                                 917,593
                                                                                            ------------

COMPUTERS (0.0%)                                               ++
Sungard Data Systems, Inc., Senior Note
3.75%, due 1/15/09                                                                 55,000         50,875
3.967%, due 8/15/13                                            (a) (c)             10,000         10,362
9.125%, due 8/15/13                                            (a)                 35,000         36,356
Sungard Data Systems, Inc., Senior Subordinated Note
10.25%, due 8/15/15                                            (a)                 50,000         51,812
                                                                                            ------------
                                                                                                 149,405
                                                                                            ------------

COSMETICS & PERSONAL CARE (0.1%)
Estee Lauder Cos. (The), Inc., Senior Note
5.75%, due 10/15/33                                                               963,000      1,015,766
                                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES (1.3%)
American Real Estate Partners, LP, Senior Note
8.125%, due 6/1/12                                                                 95,000        100,225
Bear Stearns Cos. (The), Inc., Global Note
4.00%, due 1/31/08                                                              1,080,000      1,067,612
Citigroup, Inc., Subordinated Note
5.00%, due 9/15/14                                                              1,115,000      1,116,414
FGIC Corp.
6.00%, due 1/15/34                                             (a)                830,000        884,413
General Motors Acceptance Corp.
8.00%, due 11/1/31                                                                115,000        111,550
General Motors Acceptance Corp., Global Note
6.75%, due 12/1/14                                                                 45,000         42,385
General Motors Acceptance Corp., Senior Note
5.625%, due 5/15/09                                                                50,000         47,940
Goldman Sachs Group, Inc., Guaranteed Note
6.345%, due 2/15/34                                                                40,000         42,296
Goldman Sachs Group, LP
5.00%, due 10/1/14                                                              1,585,000      1,578,481
Household Finance Corp.
4.125%, due 11/16/09                                                            1,165,000      1,137,641
HSBC Finance Corp.
4.75%, due 4/15/10                                                                760,000        758,752
5.00%, due 6/30/15                                                              1,325,000      1,312,085
J Paul Getty Trust, Series 2003
5.875%, due 10/1/33                                                               755,000        802,924
Morgan Stanley
3.625%, due 4/1/08                                                                740,000        722,893
OMX Timber Finance Investments LLC, Series 1
5.42%, due 1/29/20                                             (a)                350,000        354,025
Rainbow National Services LLC, Guaranteed Senior Note
8.75%, due 9/1/12                                              (a)                 75,000         82,312
Residential Capital Corp.
6.375%, due 6/30/10                                            (a)                740,000        751,892
                                                                                            ------------
                                                                                              10,913,840
                                                                                            ------------

ELECTRIC (0.4%)
AES Corp. (The), Senior Secured Note
9.00%, due 5/15/15                                             (a)                255,000        284,325
AES Eastern Energy, LP, Series 1999-A
9.00%, due 1/2/17                                                                 125,196        146,479
Calpine Corp., Senior Secured Note
8.50%, due 7/15/10                                             (a) (b)             63,000         48,510
Kiowa Power Partners LLC, Senior Secured Note
5.737%, due 3/30/21                                            (a)                930,000        922,672
PSEG Power LLC, Senior Note
6.875%, due 4/15/06                                                               890,000        905,127
Tenaska Virginia Partners, LP, Senior Secured Note
6.119%, due 3/30/24                                            (a)                596,739        622,124
                                                                                            ------------
                                                                                               2,929,237
                                                                                            ------------

ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
Emerson Electric Co.
6.00%, due 8/15/32                                                                970,000      1,072,909
                                                                                            ------------

ELECTRONICS (0.0%)                                             ++
Fisher Scientific International, Inc., Senior
Subordinated Note
6.75%, due 8/15/14                                                                125,000        131,562
                                                                                            ------------

ENVIRONMENTAL CONTROL (0.0%)                                   ++
Geo Sub Corp., Senior Note
11.00%, due 5/15/12                                                                50,000         50,500
                                                                                            ------------

HEALTH CARE-SERVICES (0.0%)                                    ++
Ameripath, Inc., Senior Subordinated Note
10.50%, due 4/1/13                                                                 50,000         50,625
HCA, Inc.
8.75%, due 9/1/10                                                                 135,000        151,497
                                                                                            ------------
                                                                                                 202,122
                                                                                            ------------

HOME BUILDERS (0.1%)
Beazer Homes USA, Inc., Senior Note
6.875%, due 7/15/15                                            (a)                450,000        454,500
                                                                                            ------------

HOTELS, RESTAURANTS & LEISURE (0.0%)                           ++
ITT Corp.
7.375%, due 11/15/15                                                               60,000         66,600
                                                                                            ------------

INSURANCE (0.2%)
Crum & Forster Holdings Corp.
10.375%, due 6/15/13                                                               60,000         66,000
Fund American Cos., Inc., Guaranteed Senior Note
5.875%, due 5/15/13                                                               960,000        979,474
Phoenix Life Insurance Co., Senior Note
7.15%, due 12/15/34                                            (a)                385,000        387,790
                                                                                            ------------
                                                                                               1,433,264
                                                                                            ------------

IRON & STEEL (0.0%)                                            ++
United States Steel Corp., Senior Note
9.75%, due 5/15/10                                                                100,000        110,000
                                                                                            ------------

MEDIA (0.3%)
Clear Channel Communications, Inc.
5.50%, due 9/15/14                                                              1,145,000      1,072,759
Houghton Mifflin Co.
7.20%, due 3/15/11                                                                 75,000         76,312
Reed Elsevier Capital, Inc.
4.625%, due 6/15/12                                                               540,000        526,691
Time Warner Entertainment Co., LP, Senior Note
8.375%, due 3/15/23                                                                10,000         12,530
10.15%, due 5/1/12                                                                765,000        972,786
Ziff Davis Media, Inc., Senior Secured Note
9.15%, due 5/1/12                                              (c)                 70,000         67,725
                                                                                            ------------
                                                                                               2,728,803
                                                                                            ------------

OIL & GAS (0.1%)
Enterprise Products Operating, LP, Series B, Senior Note
6.65%, due 10/15/34                                                               720,000        776,709
Pride International, Inc., Senior Note
7.375%, due 7/15/14                                                                35,000         38,412
                                                                                            ------------
                                                                                                 815,121
                                                                                            ------------

PACKAGING & CONTAINERS (0.0%)                                  ++
Owens-Brockway, Guaranteed Senior Secured Note
7.75%, due 5/15/11                                                                 65,000         68,900
Owens-Illinois, Inc., Senior Note
8.10%, due 5/15/07                                             (b)                 65,000         67,763
                                                                                            ------------
                                                                                                 136,663
                                                                                            ------------

PAPER & FOREST PRODUCTS (0.1%)
Georgia-Pacific Corp.
8.875%, due 5/15/31                                                               580,000        725,000
Georgia-Pacific Corp., Senior Note
8.875%, due 2/1/10                                                                 35,000         39,375
9.375%, due 2/1/13                                                                160,000        180,800
Pope & Talbot, Inc.
8.375%, due 6/1/13                                                                 65,000         64,350
                                                                                            ------------
                                                                                               1,009,525
                                                                                            ------------

PHARMACEUTICALS (0.2%)
Eli Lilly & Co.
6.77%, due 1/1/36                                                                 275,000        336,958
Medco Health Solutions, Inc., Senior Note
7.25%, due 8/15/13                                                              1,180,000      1,313,420
                                                                                            ------------
                                                                                               1,650,378
                                                                                            ------------
PIPELINES (0.2%)
ANR Pipeline Co.
9.625%, due 11/1/21                                                                55,000         69,974
El Paso Production Holding Co., Senior Note
7.75%, due 6/1/13                                                                  75,000         79,594
Energy Transfer Partners, LP
5.95%, due 2/1/15                                                                 805,000        809,633
Pacific Energy Partners, LP / Pacific Energy Finance
Corp., Senior Note
7.125%, due 6/15/14                                                                50,000         52,875
Williams Cos., Inc.
7.875%, due 9/1/21                                                                 95,000        109,963
                                                                                            ------------
                                                                                               1,122,039
                                                                                            ------------

REAL ESTATE (0.1%)
CB Richard Ellis Services, Inc., Senior Note
9.75%, due 5/15/10                                                                134,000        149,075
iStar Financial, Inc., Senior Note
6.50%, due 12/15/13                                                               700,000        721,374
Omega Healthcare Investors, Inc., Senior Note
7.00%, due 4/1/14                                                                  75,000         76,125
                                                                                            ------------
                                                                                                 946,574
                                                                                            ------------

RETAIL (0.5%)
CVS Corp.
5.298%, due 1/11/27                                            (a)                646,134        654,870
5.789%, due 1/10/26                                            (a)                332,385        350,158
Duane Reade, Inc., Senior Secured Note
7.91%, due 12/15/10                                            (a) (c)             25,000         24,375
Kohl's Corp.
6.00%, due 1/15/33                                                              1,690,000      1,779,251
Target Corp.
8.60%, due 1/15/12                                                                675,000        815,845
Toys R US, Inc.
7.625%, due 8/1/11                                             (b)                 60,000         54,150
Wal-Mart Stores, Inc.
4.50%, due 7/1/15                                                                 575,000        558,177
                                                                                            ------------
                                                                                               4,236,826
                                                                                            ------------

SEMICONDUCTORS (0.1%)
MagnaChip Semiconductor SA/MagnaChip Semiconductor
Finance Co.
6.66%, due 12/15/11                                            (a) (c)            225,000        225,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor
Finance Co., Senior Subordinated Note
8.00%, due 12/15/14                                            (a)                180,000        174,150
                                                                                            ------------
                                                                                                 399,150
                                                                                            ------------

SOFTWARE (0.0%)                                                ++
Computer Associates International, Inc., Senior Note
4.75%, due 12/1/09                                             (a)                225,000        222,476
                                                                                            ------------

TELECOMMUNICATIONS (0.3%)
Ameritech Capital Funding Corp.
6.25%, due 5/18/09                                                                320,000        335,104
Dobson Cellular Systems, Senior Note
7.96%, due 11/1/11                                             (c)                 35,000         36,488
8.375%, due 11/1/11                                                                35,000         37,188
MCI, Inc.
6.908%, due 5/1/07                                                                401,000        406,013
New Cingular Wireless Services, Inc., Senior Note
8.75%, due 3/1/31                                                                 320,000        442,092
PanAmSat Corp., Senior Note
9.00%, due 8/15/14                                                                 37,000         40,885
Qwest Communications International, Inc., Senior Note
7.25%, due 2/15/11                                                                 70,000         68,250
Qwest Corp.
7.125%, due 11/15/43                                                               20,000         17,000
7.25%, due 9/15/25                                                                 45,000         42,075
8.875%, due 3/15/12                                                                30,000         32,850
Qwest Services Corp., Senior Subordinated Note
13.50%, due 12/15/10                                                               60,000         69,000
SBC Communications, Inc., Global Note
4.125%, due 9/15/09                                                               615,000        601,967
Triton PCS, Inc., Guaranteed Senior Note
8.50%, due 6/1/13                                              (b)                 45,000         41,400
                                                                                            ------------
                                                                                               2,170,312
                                                                                            ------------

TRANSPORTATION (0.0%)                                          ++
Gulfmark Offshore, Inc., Senior Note
7.75%, due 7/15/14                                                                 50,000         53,063
                                                                                            ------------

Total Corporate Bonds
   (Cost $40,251,208)                                                                         40,768,732
                                                                                            ------------

FOREIGN BONDS (1.1%)

BEVERAGES (0.1%)
Coca-Cola HBC Finance BV
5.125%, due 9/17/13                                                               430,000        438,126
                                                                                            ------------

COMMERCIAL SERVICES (0.2%)
PSA Corp., Ltd.
7.125%, due 8/1/05                                             (a)              1,750,000      1,750,000
                                                                                            ------------

DIVERSIFIED FINANCIAL SERVICES (0.1%)
Aries Vermoegensverwaltungs GmbH
Series C
9.60%, due 10/25/14                                            (a)                250,000        321,000
TNB Capital L, Ltd., Guaranteed Note

5.25%, due 5/5/15                                              (a)                295,000        295,779
                                                                                            ------------
                                                                                                 616,779
                                                                                            ------------

ELECTRIC (0.1%)
SP PowerAssets, Ltd.
5.00%, due 10/22/13                                            (a)                625,000        631,501
                                                                                            ------------

FOREST PRODUCTS & PAPER (0.0%)                                 ++
Norske Skog Canada, Ltd., Series D, Senior Note
8.625%, due 6/15/11                                                                40,000         41,400
                                                                                            ------------

INSURANCE (0.1%)
Nippon Life Insurance, Global Note
4.875%, due 8/9/10                                             (a)                340,000        337,745
                                                                                            ------------

LEISURE TIME (0.1%)
Royal Caribbean Cruises, Ltd., Senior Note
6.875%, due 12/1/13                                                               650,000        697,125
                                                                                            ------------

MEDIA (0.0%)                                                   ++
CanWest Media, Inc., Senior Subordinated Note
8.00%, due 9/15/12                                                                105,000        111,431
                                                                                            ------------

MINING (0.2%)
Alcan, Inc.
5.00%, due 6/1/15                                                                 670,000        661,261
Corp Nacional del Cobre de Chile - Codelco
5.50%, due 10/15/13                                            (a)              1,000,000      1,028,205
                                                                                            ------------
                                                                                               1,689,466
                                                                                            ------------

OIL & GAS (0.1%)
Gazprom International SA
7.201%, due 2/1/20                                             (a)                625,000        671,094
Tengizchevroil Finance Co., SARL, Guaranteed Note
6.124%, due 11/15/14                                           (a)                350,000        354,813
                                                                                            ------------
                                                                                               1,025,907
                                                                                            ------------

PACKAGING & CONTAINERS (0.0%)                                  ++
Crown European Holdings SA, Senior Secured Note
10.875%, due 3/1/13                                                               130,000        152,425
                                                                                            ------------

TELECOMMUNICATIONS (0.1%)
Millicom International Cellular SA, Senior Note
10.00%, due 12/1/13                                                                65,000         67,275
Telefonos de Mexico SA de CV, Senior Note
4.50%, due 11/19/08                                                               750,000        739,180
5.50%, due 1/27/15                                             (a)                330,000        324,857
                                                                                            ------------
                                                                                               1,131,312
                                                                                            ------------

TRANSPORTATION (0.0%)                                          ++
Stena AB
9.625%, due 12/1/12                                                                45,000         49,556
                                                                                            ------------

Total Foreign Bonds
  (Cost $8,499,774)                                                                            8,672,773
                                                                                            ------------

MORTGAGE-BACKED SECURITIES (0.9%)

COMMERCIAL MORTGAGE LOANS
(COLLATERALIZED MORTGAGE OBLIGATIONS) (0.9%)
Banc of America Commercial Mortgage, Inc.

Series 2001-PB1, Class A1
4.907%, due 5/11/35                                                               662,808        665,535
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A5
4.733%, due 10/15/41                                                            1,110,000      1,096,303
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2
3.246%, due 3/15/29                                                             1,070,000      1,022,072
Series 2004-C7, Class A1
3.65%, due 10/15/29                                                             1,451,061      1,422,212
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2
3.246%, due 3/15/29                                                               485,000        463,276
Merrill Lynch Mortgage Trust
Series 2004-MKB1, Class A1
3.563%, due 2/12/42                                                             1,286,772      1,260,031
Morgan Stanley Capital I
Series 2003-IQ5, Class A1
3.02%, due 4/15/38                                                              1,015,099        987,154
Wachovia Bank Commercial Mortgage Trust
Series 2004-C14, Class A1
3.477%, due 8/15/41                                            (c)                508,077        497,543
                                                                                            ------------
                                                                                               7,414,126
                                                                                            ------------

Total Mortgage-Backed Securities
   (Cost $7,557,800)                                                                           7,414,126
                                                                                            ------------

MUNICIPAL BONDS (0.1%)

TEXAS (0.1%)
Harris County Texas Industrial Development Corp. Solid Waste Deer Park
5.683%, due 3/1/23                                             (c)                660,000        669,214
                                                                                            ------------

Total Municipal Bonds

   (Cost $660,000)                                                                               669,214
                                                                                            ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (18.1%)

FEDERAL HOME LOAN MORTGAGE CORPORATION (0.7%)
3.00%, due 8/1/10                                              (l)                717,111        684,644
4.347%, due 3/1/35                                                              2,191,180      2,181,525
5.00%, due 3/1/33                                              (l)              1,911,207      1,885,500
5.00%, due 8/15/34                                             TBA (d)          1,125,000      1,107,070
                                                                                            ------------
                                                                                               5,858,739
                                                                                            ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (MORTGAGE
PASS-THROUGH SECURITIES) (0.2%)
5.50%, due 8/1/34                                              TBA (d)          1,685,000      1,693,951
                                                                                            ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.2%)
4.00%, due 9/2/08                                                               3,500,000      3,456,156
4.625%, due 5/1/13                                                              5,715,000      5,651,403
4.75%, due 1/2/07                                                               5,760,000      5,797,152
5.125%, due 1/2/14                                                                810,000        826,332
5.25%, due 8/1/12                                                               1,715,000      1,766,582
5.50%, due 5/2/06                                                               5,945,000      6,005,978
6.25%, due 2/1/11                                                               7,165,000      7,697,467
6.625%, due 9/15/09                                                             3,845,000      4,166,104
                                                                                            ------------
                                                                                              35,367,174
                                                                                            ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (COLLATERALIZED
MORTGAGE OBLIGATIONS) (0.1%)
6.32%, due 8/15/08                                                                814,440        847,411
                                                                                            ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (9.0%)
  4.50%, due 4/1/18 - 11/1/18                                    (l)             14,497,645     14,279,818
  5.00%, due 8/1/35                                              TBA (d)          4,130,000      4,066,761
& 5.50%, due 8/1/20                                              TBA (d)         16,340,000     16,666,800
  5.50%, due 11/1/33-12/1/33                                     (l)              4,253,862      4,278,551
& 5.50%, due 8/1/35                                              TBA (d)         12,930,000     12,994,650
& 6.00%, due 8/1/35                                              TBA (d)         15,700,000     16,038,523
  6.50%, due 6/1/31 - 10/1/31                                    (l)              2,293,314      2,376,611
  7.00%, due 2/1/32                                              (l)              1,082,342      1,139,312
  7.50%, due 8/1/31                                              (l)              1,970,849      2,100,892
                                                                                              ------------
                                                                                                73,941,918
                                                                                              ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (MORTGAGE
  PASS-THROUGH SECURITIES) (0.9%)
  6.00%, due 4/15/29 - 8/15/32                                                    5,009,599      5,156,746
  7.50%, due 12/15/23 - 12/15/28                                                  2,185,470      2,342,014
                                                                                              ------------
                                                                                                 7,498,760
                                                                                              ------------
  U.S. TREASURY BONDS (1.8%)
  5.375%, due 2/15/31                                            (b)              4,775,000      5,425,966
  6.00%, due 2/15/26                                                              3,300,000      3,929,577
  6.25%, due 8/15/23                                                                385,000        464,241
  7.50%, due 11/15/16                                            (b)              3,000,000      3,825,117
  8.75%, due 8/15/20                                                                  2,000          2,920
                                                                                              ------------
                                                                                                13,647,821
                                                                                              ------------
  U.S. TREASURY NOTES (1.2%)
  3.375%, due 2/15/08                                                             8,815,000      8,672,100
  3.875%, due 2/15/13                                                               850,000        831,572
  4.00%, due 2/15/15                                                                 10,000          9,771
  4.375%, due 5/15/07                                                                 1,000          1,007
                                                                                              ------------
                                                                                                 9,514,450
                                                                                              ------------
  Total U.S. Government & Federal Agencies
     (Cost $148,564,229)                                                                       148,370,224
                                                                                              ------------

  FOREIGN GOVERNMENT BONDS (0.5%)

  FOREIGN GOVERNMENTS (0.5%)
  Quebec Province
  5.00%, due 7/17/09                                                              1,720,000      1,751,681
  Russian Federation
  Reg S
  5.00%, due 3/31/30                                                                960,000      1,064,448
  United Mexican States
  8.125%, due 12/30/19                                                              995,000      1,202,955
                                                                                              ------------
                                                                                                 4,019,084
                                                                                              ------------

  Total Foreign Government Bonds
     (Cost $3,718,688)                                                                           4,019,084
                                                                                              ------------

  LOAN ASSIGNMENTS & PARTICIPATIONS (0.1%)

  AUTO PARTS & EQUIPMENT (0.0%)                                  ++
  Goodyear Tire & Rubber Co. (The) Loan Agreement
  0.00%, due 4/30/10                                             (c) (e)            265,000        266,656
                                                                                              ------------

  REAL ESTATE (0.1%)
  LNR Property Corp. Loan Agreement, Series B
  0.00%, due 3/8/08                                              (c) (e)            979,970        988,195
                                                                                              ------------

  Total Loan Assignments & Participations
     (Cost $1,244,970)                                                                           1,254,851
                                                                                              ------------

  YANKEE BONDS (0.2%)                                            (f)

ENERGY EQUIPMENT & SERVICES (0.0%)                             ++
Petroleum Geo-Services ASA, Senior Note
10.00%, due 11/5/10                                                                90,000        101,700
                                                                                            ------------

INSURANCE (0.2%)
Fairfax Financial Holdings, Ltd.
7.375%, due 4/15/18                                            (b)                 25,000         21,813
8.30%, due 4/15/26                                             (b)                 25,000         22,063
Fairfax Financial Holdings, Ltd., Senior Note
7.75%, due 4/26/12                                                                 65,000         63,375
Montpelier Re Holdings, Ltd.
6.125%, due 8/15/13                                                             1,341,000      1,386,889
                                                                                            ------------
                                                                                               1,494,140
                                                                                            ------------

Total Yankee Bonds
  (Cost $1,601,250)                                                                            1,595,840
                                                                                            ------------

Total Long-Term Bonds
  (Cost $221,436,760)                                                                        222,070,712
                                                                                            ------------

                                                                                   SHARES
COMMON STOCKS (70.0%)

ADVERTISING (0.5%)
Omnicom Group, Inc.                                                                47,700      4,048,299
                                                                                            ------------

AEROSPACE & DEFENSE (2.3%)
L-3 Communications Holdings, Inc.                                                  64,000      5,006,720
Northrop Grumman Corp.                                                             96,900      5,373,105
Raytheon Co.                                                                       82,300      3,236,859
United Technologies Corp.                                                         108,800      5,516,160
                                                                                            ------------
                                                                                              19,132,844
                                                                                            ------------

APPAREL (1.4%)
Coach, Inc.                                                    (g)                178,100      6,253,091
Nike, Inc.-Class B                                                                 60,900      5,103,420
                                                                                            ------------
                                                                                              11,356,511
                                                                                            ------------

AUTO MANUFACTURERS (0.2%)
Navistar International Corp.                                   (g)                 51,540      1,760,091
                                                                                            ------------

BANKS (3.1%)
Bank of America Corp.                                                             210,904      9,195,414
PNC Financial Services Group, Inc.                                                 58,000      3,179,560
State Street Corp.                                                                109,400      5,441,556
US Bancorp                                                                        109,500      3,291,570
Wachovia Corp.                                                                     91,400      4,604,732
                                                                                            ------------
                                                                                              25,712,832
                                                                                            ------------

BEVERAGES (0.4%)
PepsiCo, Inc.                                                                      55,500      3,026,415
                                                                                            ------------

BIOTECHNOLOGY (1.3%)
Amgen, Inc.                                                    (g)                 77,000      6,140,750
Genentech, Inc.                                                (g)                 52,200      4,663,026
                                                                                            ------------
                                                                                              10,803,776
                                                                                            ------------

BUILDING MATERIALS (0.3%)
American Standard Cos., Inc.                                                       61,500      2,723,220
                                                                                            ------------

  CHEMICALS (0.8%)
  Air Products & Chemicals, Inc.                                                     16,500        986,040
  Praxair, Inc.                                                                     115,400      5,699,606
                                                                                              ------------
                                                                                                 6,685,646
                                                                                              ------------

  COAL (0.4%)
  Peabody Energy Corp.                                                               52,700      3,464,498
                                                                                              ------------

  COMMERCIAL SERVICES (0.4%)
  Cendant Corp.                                                                     153,500      3,278,760
                                                                                              ------------

  COMPUTERS (3.6%)
  Apple Computer, Inc.                                           (g)                 88,600      3,778,790
  Computer Sciences Corp.                                        (g)                117,800      5,392,884
  Dell, Inc.                                                     (g)                128,800      5,212,536
  EMC Corp.                                                      (g)                135,800      1,859,102
  Hewlett-Packard Co.                                                               106,500      2,622,030
  International Business Machines Corp.                                              99,900      8,337,654
  Research In Motion, Ltd.                                       (g)                 28,200      1,992,612
                                                                                              ------------
                                                                                                29,195,608
                                                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES (4.8%)
  American Express Co.                                                               85,600      4,708,000
  Capital One Financial Corp.                                                        58,300      4,809,750
& Citigroup, Inc.                                                                   275,400     11,979,900
  Goldman Sachs Group, Inc.                                                          39,500      4,245,460
  JPMorgan Chase & Co.                                                              133,544      4,692,736
  Merrill Lynch & Co., Inc.                                                          76,200      4,479,036
  Morgan Stanley & Co.                                                               82,000      4,350,100
                                                                                              ------------
                                                                                                39,264,982
                                                                                              ------------

  ELECTRONICS (0.6%)
  Fisher Scientific International, Inc.                          (g)                 76,400      5,122,620
                                                                                              ------------

  FOOD (2.2%)
  Cadbury Schweppes PLC, Sponsored ADR                           (h)                118,200      4,567,248
  General Mills, Inc.                                                               134,700      6,384,780
  Kraft Foods, Inc. Class A                                                          46,800      1,429,740
  Kroger Co. (The)                                               (g)                264,600      5,252,310
                                                                                              ------------
                                                                                                17,634,078
                                                                                              ------------

  FOREST PRODUCTS & PAPER (0.3%)
  Bowater, Inc.                                                                      67,500      2,282,175
                                                                                              ------------

  HEALTH CARE-PRODUCTS (0.7%)
  Boston Scientific Corp.                                        (g)                 29,400        851,130
  Johnson & Johnson                                                                  79,000      5,052,840
                                                                                              ------------
                                                                                                 5,903,970
                                                                                              ------------

  HEALTH CARE-SERVICES (3.3%)
  Coventry Health Care, Inc.                                     (g)                 34,800      2,461,404
  HCA, Inc.                                                                          42,900      2,112,825
  Quest Diagnostics, Inc.                                                            91,600      4,702,744
  UnitedHealth Group, Inc.                                                          170,800      8,932,840
  Universal Health Services, Inc.-Class B                                            24,500      1,274,980
  WellPoint, Inc.                                                (g)                102,100      7,222,554
                                                                                              ------------
                                                                                                26,707,347
                                                                                              ------------

  HOME BUILDERS (2.2%)
  Centex Corp.                                                   (b)                 73,600      5,444,928

  D.R. Horton, Inc.                                                                 159,133      6,537,184
  Lennar Corp.-Class A                                                               92,100      6,195,567
                                                                                              ------------
                                                                                                18,177,679
                                                                                              ------------

  HOME FURNISHINGS (0.4%)
  Harman International Industries, Inc.                                              37,100      3,188,745
                                                                                              ------------

  HOUSEHOLD PRODUCTS & WARES (0.8%)
  Kimberly-Clark Corp.                                                               97,900      6,242,104
                                                                                              ------------

  INSURANCE (3.2%)
  AFLAC, Inc.                                                                        75,200      3,391,520
  Allstate Corp. (The)                                                               78,400      4,802,784
  Hartford Financial Services Group, Inc.                                            58,000      4,673,060
  PMI Group, Inc. (The)                                                              99,600      4,078,620
  Prudential Financial, Inc.                                                         56,600      3,786,540
  St. Paul Travelers Cos., Inc. (The)                                               127,561      5,615,235
                                                                                              ------------
                                                                                                26,347,759
                                                                                              ------------

  INTERNET (0.7%)
  eBay, Inc.                                                     (g)                 50,100      2,093,178
  Symantec Corp.                                                 (g)                175,000      3,844,750
                                                                                              ------------
                                                                                                 5,937,928
                                                                                              ------------

  LEISURE TIME (1.3%)
  Brunswick Corp.                                                                    62,100      2,891,376
  Carnival Corp.                                                                     57,800      3,028,720
  Harley-Davidson, Inc.                                                              88,500      4,707,315
                                                                                              ------------
                                                                                                10,627,411
                                                                                              ------------

  MEDIA (0.9%)
  Gannett Co., Inc.                                                                  20,400      1,488,384
  Time Warner, Inc.                                                                 342,800      5,834,456
                                                                                              ------------
                                                                                                 7,322,840
                                                                                              ------------

  MINING (1.1%)
  Alcoa, Inc.                                                                       165,800      4,650,690
  Inco, Ltd.                                                                        101,100      4,143,078
                                                                                              ------------
                                                                                                 8,793,768
                                                                                              ------------

  MISCELLANEOUS - MANUFACTURING (2.3%)
  3M Co.                                                                             57,300      4,297,500
  Danaher Corp.                                                                      89,100      4,940,595
  General Electric Co.                                                              148,200      5,112,900
  Illinois Tool Works, Inc.                                                          52,800      4,522,320
                                                                                              ------------
                                                                                                18,873,315
                                                                                              ------------

  OIL & GAS (7.7%)
  ConocoPhillips                                                                     71,400      4,468,926
& ENSCO International, Inc.                                                         264,300     10,672,434
  Kerr-McGee Corp.                                                                   29,595      2,373,815
& Pride International, Inc.                                      (g)                609,300     15,853,986
& Rowan Cos., Inc.                                               (g)                363,700     12,423,992
& Transocean, Inc.                                               (g)                304,200     17,166,006
                                                                                              ------------
                                                                                                62,959,159
                                                                                              ------------

  OIL & GAS SERVICES (1.9%)
  Baker Hughes, Inc.                                                                 91,400      5,167,756
  BJ Services Co.                                                                    82,100      5,007,279
  Weatherford International, Ltd.                                (g)                 82,200      5,201,616
                                                                                              ------------

                                                                                                15,376,651
                                                                                              ------------

  PACKAGING & CONTAINERS (0.9%)
  Owens-IIlinois, Inc.                                           (g)                275,500      7,066,575
                                                                                              ------------

  PHARMACEUTICALS (3.2%)
  Bristol-Myers Squibb Co.                                                          138,800      3,467,224
  Caremark Rx, Inc.                                              (g)                118,100      5,264,898
  Gilead Sciences, Inc.                                          (g)                 92,300      4,135,963
  Pfizer, Inc.                                                                      393,100     10,417,150
  Teva Pharmaceutical Industries, Ltd., Sponsored ADR            (b) (h)             22,200        697,080
  Wyeth                                                                              50,600      2,314,950
                                                                                              ------------
                                                                                                26,297,265
                                                                                              ------------

  RETAIL (5.4%)
  Bed Bath & Beyond, Inc.                                        (g)                123,900      5,687,010
  Best Buy Co., Inc.                                                                 70,900      5,430,940
  CVS Corp.                                                                         136,900      4,248,007
  Gap, Inc. (The)                                                                   368,700      7,783,257
  Kohl's Corp.                                                   (g)                 96,600      5,443,410
  Lowe's Cos., Inc.                                                                  81,500      5,396,930
  Target Corp.                                                                       89,400      5,252,250
  Walgreen Co.                                                                      107,200      5,130,592
                                                                                              ------------
                                                                                                44,372,396
                                                                                              ------------

  SAVINGS & LOANS (0.4%)
  Washington Mutual, Inc.                                                            73,200      3,109,536
                                                                                              ------------

  SEMICONDUCTORS (2.4%)
  Analog Devices, Inc.                                                               74,700      2,928,240
  Intel Corp.                                                                       243,100      6,597,734
  Linear Technology Corp.                                        (b)                 63,900      2,483,154
  Maxim Integrated Products, Inc.                                                    47,400      1,984,638
  Texas Instruments, Inc.                                                           186,700      5,929,592
                                                                                              ------------
                                                                                                19,923,358
                                                                                              ------------

  SOFTWARE (1.0%)
  BMC Software, Inc.                                             (g)                135,000      2,577,150
  Microsoft Corp.                                                                    84,700      2,169,167
  Oracle Corp.                                                   (g)                278,500      3,782,030
                                                                                              ------------
                                                                                                 8,528,347
                                                                                              ------------

  SPECIALTY RETAIL (0.1%)
  TJX Cos., Inc.                                                                     33,900        796,989
                                                                                              ------------

  TELECOMMUNICATIONS (6.6%)
  Alltel Corp.                                                                       80,800      5,373,200
  BellSouth Corp.                                                                    97,200      2,682,720
  Corning, Inc.                                                  (g)                274,200      5,223,510
  Lucent Technologies, Inc.                                      (g)                561,800      1,646,074
& Motorola, Inc.                                                                    527,000     11,161,860
  Nokia OYJ, Sponsored ADR                                       (h)                407,100      6,493,245
  Qualcomm, Inc.                                                                     50,100      1,978,449
  SBC Communications, Inc.                                                          141,500      3,459,675
& Sprint Corp.                                                                      429,800     11,561,620
  Verizon Communications, Inc.                                                      143,400      4,908,582
                                                                                              ------------
                                                                                                54,488,935
                                                                                              ------------

  TOYS, GAMES & HOBBIES (0.3%)
  Mattel, Inc.                                                                      134,200      2,502,830
                                                                                              ------------

TRANSPORTATION (0.6%)
FedEx Corp.                                                                        55,700      4,683,813
                                                                                            ------------

Total Common Stocks
   (Cost $473,653,431)                                                                       573,721,075
                                                                                            ------------

CONVERTIBLE PREFERRED STOCK (0.4%)

DIVERSIFIED FINANCIAL SERVICES (0.4%)
Goldman Sachs Group, Inc., Series BSKT
2.125%                                                         (i)                 30,000      3,074,190
                                                                                            ------------

SOFTWARE (0.0%)                                                ++
Quadramed Corp.
5.50%                                                          (a)                 10,700        240,750
                                                                                            ------------

Total Convertible Preferred Stock
   (Cost $3,267,500)                                                                           3,314,940
                                                                                            ------------

PREFERRED STOCKS (0.0%)                                        ++

RETAIL (0.0%)                                                  ++
Sovereign Real Estate Investment Corp.
12.00%                                                         (a)                    100        145,000
                                                                                            ------------

Total Preferred Stocks
   (Cost $147,000)                                                                               145,000
                                                                                            ------------

INVESTMENT COMPANIES (0.2%)

CAPITAL MARKETS  (0.2%)
iShares Russell 1000 Value Index Fund                          (j)                 12,000        824,400
Materials Select Sector SPDR Fund                              (b) (j)             41,500      1,188,560
                                                                                            ------------
Total Investment Companies
   (Cost $1,927,286)                                                                           2,012,960
                                                                                            ------------

                                                                              NUMBER OF
                                                                            CONTRACTS (O)
PURCHASED CALL OPTION (0.0%)                                   ++

PHARMACEUTICALS (0.0%)                                         ++
Pfizer, Inc., Strike Price $25.00
Expire 9/17/05                                                 (g)                  3,751        112,530
                                                                                            ------------

Total Purchased Call Option
   (Premium $101,277)                                                                            112,530
                                                                                            ------------

                                                                              PRINCIPAL
                                                                               AMOUNT
SHORT-TERM INVESTMENTS (10.5%)

COMMERCIAL PAPER (6.3%)

AIG Funding, Inc.
3.25%, due 8/9/05                                              (l)          $   8,000,000      7,992,778
General Electric Capital Corp.
3.23%, due 8/4/05                                                              10,000,000      9,995,514
Morgan Stanley & Co.
3.31%, due 8/11/05                                                              2,650,000      2,647,076
Rabobank USA Finance Corp.
3.28%, due 8/1/05                                                              21,005,000     21,001,172
Wells Fargo & Co.
3.23%, due 8/11/05                                             (l)             10,080,000     10,069,147
                                                                                            ------------
Total Commercial Paper
   (Cost $51,705,687)                                                                         51,705,687
                                                                                            ------------

FEDERAL AGENCIES (2.5%)
Federal Home Loan Bank
3.15%, due 8/5/05                                                               4,800,000      4,797,480
3.17%, due 8/8/05                                                              10,000,000      9,992,075
                                                                                            ------------
                                                                                              14,789,555
                                                                                            ------------
Federal National Mortgage Association
3.21%, due 8/10/05                                                                100,000         99,902
3.24%, due 8/17/05                                             (l)              5,150,000      5,141,657
                                                                                            ------------
                                                                                               5,241,559
                                                                                            ------------
Total Federal Agencies
   (Cost $20,031,114)                                                                         20,031,114
                                                                                            ------------

                                                                                 SHARES
INVESTMENT COMPANIES (0.8%)
American Beacon Money Market Fund                              (k)              2,987,134      2,987,134
BGI Institutional Money Market Fund                            (k)              3,352,179      3,352,179
Merrimac Cash Series, Premium Class                            (k)                448,070        448,070
                                                                                            ------------
Total Investment Companies
   (Cost $6,787,383)                                                                           6,787,383
                                                                                            ------------

                                                                              PRINCIPAL
                                                                               AMOUNT
TIME DEPOSITS (0.9%)
Keybank Eurodollar Overnight                                   (k)          $   4,480,701      4,480,701
Svenska Handlesbanken Eurodollar Overnight                     (k)              2,987,134      2,987,134
                                                                                            ------------
Total Time Deposits
   (Cost $7,467,835)                                                                           7,467,835
                                                                                            ------------

Total Short-Term Investments
  (Cost $85,992,019)                                                                          85,992,019
                                                                                            ------------

Total Investments
  (Cost $786,525,273)                                          (m)                  108.2 %  887,369,236 (n)
Liabilities in Excess of
Cash and Other Assets                                                                (8.2)   (67,372,907)
                                                                            -------------   ------------
Net Assets                                                                          100.0 % $819,996,329
                                                                            =============   ============

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)   May be sold to institutional investors only.

(b)   Represents security, or a portion thereof, which is out on loan.

(c)   Floating rate. Rate shown is the rate in effect at July 31, 2005

(d) TBA: Securities purchased on a forward commitment basis with an aximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2005 is $52,567,755.

(e)   Restricted security.

(f) Yankee Bond - Dollar-denominated bond issued in the United Statesa foreign bank or corporation.

(g)   Non-income producing security.

(h)   ADR - American Depositary Receipt.

(i) Synthetic Convertible - An equity-linked security issued by an en other than the issuer of the underlying equity instrument.

(j) Exchange Traded Fund - represents a basket of securities that areded on an exchange.

(k) Represents security, or a portion thereof, purchased with cash coeral received for securities on loan.

(l)   Segregated or partially segregated as collateral for TBAs.

(m)   The cost for federal income tax purposes is $781,641,202.

(n) At July 31, 2005, net unrealized appreciation was $105,728,034 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $115,843,171 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,115,137.

(o)   One Contract relates to 100 shares.


MAINSTAY TOTAL RETURN FUND

Restricted securities held at July 31, 2005:

                                                                  PRINCIPAL
                                                     DATE(S) OF    AMOUNT/                 07/31/05     PERCENT OF
               SECURITY                             ACQUISITION    SHARES        COST       VALUE       NET ASSETS
---------------------------------------------       -----------   ---------   ----------  ----------    ----------
Goodyear Tire & Rubber Co.
2nd Lien Note
0.00%, due 4/30/10                                    6/24/04     $ 265,000   $  265,000  $  266,656       0.0% ++
LNR Property Corp., Loan Agreement, Series B
Loan Assignments & Participations
0.00%, due 3/8/08                                     2/10/05       979,970      979,970     988,195       0.1%
                                                      -------     ---------   ----------  ----------       ---
                                                                              $1,244,970  $1,254,851       0.1%
                                                                              ----------  ----------       ---

++   Less than one tenth of a percent.

  MAINSTAY VALUE FUND
  PORTFOLIO OF INVESTMENTS           JULY 31, 2005 UNAUDITED

                                                                     SHARES       VALUE
                                                                   ---------   -----------
                                                          +
  COMMON STOCKS (94.8%)

  AEROSPACE & DEFENSE (2.9%)
& Northrop Grumman Corp.                                             270,900   $15,021,405
  Raytheon Co.                                                       181,400     7,134,462
                                                                               -----------
                                                                                22,155,867
                                                                               -----------

  BUILDING PRODUCTS (2.6%)
  American Standard Cos., Inc.                                       160,800     7,120,224
  ConocoPhillips                                                     201,400    12,605,626
                                                                               -----------
                                                                                19,725,850
                                                                               -----------

  CAPITAL MARKETS (6.5%)
  Goldman Sachs Group, Inc.                                          111,100    11,941,028
  iShares Russell 1000 Value Index Fund                  (a)          60,100     4,128,870
  Merrill Lynch & Co., Inc.                                          202,600    11,908,828
  Morgan Stanley & Co.                                               145,500     7,718,775
  State Street Corp.                                                 275,700    13,713,318
                                                                               -----------
                                                                                49,410,819
                                                                               -----------

  COMMERCIAL BANKS (8.6%)
& Bank of America Corp.                                              510,826    22,272,013
  PNC Financial Services Group, Inc.                                 129,700     7,110,154
  US Bancorp                                                         442,300    13,295,538
  Wachovia Corp.                                                     225,200    11,345,576
  Wells Fargo & Co.                                                  177,100    10,863,314
                                                                               -----------
                                                                                64,886,595
                                                                               -----------

  COMMUNICATIONS EQUIPMENT (5.0%)
  Lucent Technologies, Inc.                              (b)       1,353,100     3,964,583
& Motorola, Inc.                                                     854,300    18,094,074
& Nokia OYJ, Sponsored ADR                               (c)         975,400    15,557,630
                                                                               -----------
                                                                                37,616,287
                                                                               -----------

  COMPUTERS & PERIPHERALS (2.8%)
  Hewlett-Packard Co.                                                259,600     6,391,352
  International Business Machines Corp.                              175,800    14,672,268
                                                                               -----------
                                                                                21,063,620
                                                                               -----------

  CONTAINERS & PACKAGING (1.9%)
  Materials Select Sector SPDR Fund                      (a) (d)     100,000     2,864,000
  Owens-IIlinois, Inc.                                   (b)         454,800    11,665,620
                                                                               -----------
                                                                                14,529,620
                                                                               -----------

  DIVERSIFIED FINANCIAL SERVICES (5.3%)
& Citigroup, Inc.                                                    666,766    29,004,321
  JPMorgan Chase & Co.                                               322,092    11,318,313
                                                                               -----------
                                                                                40,322,634
                                                                               -----------

  DIVERSIFIED TELECOMMUNICATION SERVICES (7.0%)
  BellSouth Corp.                                                    266,100     7,344,360

  SBC Communications, Inc.                                     316,700    7,743,315
& Sprint Corp.                                                 943,600   25,382,840
  Verizon Communications, Inc.                                 365,500   12,511,065
                                                                         ----------
                                                                         52,981,580
                                                                         ----------

  ENERGY EQUIPMENT & SERVICES (8.4%)
  ENSCO International, Inc.                                    321,100   12,966,018
  Pride International, Inc.                              (b)   549,700   14,303,194
  Rowan Cos., Inc.                                             417,200   14,251,552
& Transocean, Inc.                                       (b)   383,600   21,646,548
                                                                         ----------
                                                                         63,167,312
                                                                         ----------

  FOOD & STAPLES RETAILING (3.1%)
  CVS Corp.                                                    329,900   10,236,797
  Kroger Co. (The)                                       (b)   660,400   13,108,940
                                                                         ----------
                                                                         23,345,737
                                                                         ----------

  FOOD PRODUCTS (3.9%)
  Cadbury Schweppes PLC, Sponsored ADR                   (c)   287,300   11,101,272
  General Mills, Inc.                                          252,300   11,959,020
  Kraft Foods, Inc. Class A                                    208,200    6,360,510
                                                                         ----------
                                                                         29,420,802
                                                                         ----------

  HEALTH CARE PROVIDERS & SERVICES (0.7%)
  HCA, Inc.                                                    103,400    5,092,450
                                                                         ----------

  HOUSEHOLD PRODUCTS (2.1%)
& Kimberly-Clark Corp.                                         248,000   15,812,480
                                                                         ----------

  INSURANCE (7.1%)
  AFLAC, Inc.                                                  182,700    8,239,770
  Allstate Corp. (The)                                         189,600   11,614,896
  Hartford Financial Services Group, Inc.                      139,900   11,271,743
  Prudential Financial, Inc.                                   166,800   11,158,920
  St. Paul Travelers Cos., Inc. (The)                          251,011   11,049,504
                                                                         ----------
                                                                         53,334,833
                                                                         ----------

  IT SERVICES (1.6%)
  Computer Sciences Corp.                                (b)   255,200   11,683,056
                                                                         ----------

  MACHINERY (0.6%)
  Navistar International Corp.                           (b)   125,200    4,275,580
                                                                         ----------

  MEDIA (2.5%)
  Gannett Co., Inc.                                             49,500    3,611,520
  Time Warner, Inc.                                      (b)   826,300   14,063,626
  Viacom, Inc. Class B                                          41,800    1,399,882
                                                                         ----------
                                                                         19,075,028
                                                                         ----------

  METALS & MINING (2.8%)
  Alcoa, Inc.                                                  403,856   11,328,161
  Inco, Ltd.                                                   244,200   10,007,316
                                                                         ----------
                                                                         21,335,477
                                                                         ----------

  OIL, GAS & CONSUMABLE FUELS (4.7%)
  Chevron Corp.                                                190,204   11,033,734
& ExxonMobil Corp.                                             313,300   18,406,375
  Kerr-McGee Corp.                                              71,866    5,764,372
                                                                         -----------
                                                                         35,204,481
                                                                         ----------

  PAPER & FOREST PRODUCTS (0.6%)
  Bowater, Inc.                                                    132,300     4,473,063
                                                                             -----------

  PHARMACEUTICALS (6.3%)
  Abbott Laboratories                                               39,600     1,846,548
  Bristol-Myers Squibb Co.                                         337,000     8,418,260
& Pfizer, Inc.                                                     951,100    25,204,150
  Pharmaceutical HOLDRs Trust                            (a)        89,700     6,526,572
  Wyeth                                                            122,700     5,613,525
                                                                             -----------
                                                                              47,609,055
                                                                             -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
  Texas Instruments, Inc.                                          239,800     7,616,048
                                                                             -----------

  SOFTWARE (0.8%)
  BMC Software, Inc.                                     (b)       324,300     6,190,887
                                                                             -----------

  SPECIALTY RETAIL (1.9%)
  Gap, Inc. (The)                                                  675,100    14,251,361
                                                                             -----------

  TELECOMMUNICATIONS (1.7%)
  Alltel Corp.                                                     195,900    13,027,350
                                                                             -----------

  THRIFTS & MORTGAGE FINANCE (2.4%)
  PMI Group, Inc. (The)                                            240,500     9,848,475
  Washington Mutual, Inc.                                (d)       186,750     7,933,140
                                                                             -----------
                                                                              17,781,615
                                                                             -----------

  Total Common Stocks
     (Cost $597,791,875)                                                     715,389,487
                                                                             -----------

  CONVERTIBLE PREFERRED STOCK (1.1%)

  CAPITAL MARKETS (1.1%)
  Goldman Sachs Group, Inc., 2.125%,
  Series BSKT                                            (b)(e)     80,000     8,197,840
                                                                             -----------

  TOTAL CONVERTIBLE PREFERRED STOCK
     (Cost $8,000,000)                                                         8,197,840
                                                                             -----------

                                                                Number of
                                                               Contracts (g)
                                                               -------------
  PURCHASED CALL OPTION (0.0%)                            ++

  PHARMACEUTICALS (0.0%)                                  ++
  Pfizer, Inc., Strike Price $25.00
  Expire 9/17/05                                          (b)  941,700       282,510
                                                                             -------

  Total Purchased Call Option
     (Premium $271,812)                                                      282,510
                                                                             -------

                                                              Principal
                                                                Amount
                                                              ----------
SHORT-TERM INVESTMENTS (5.5%)

COMMERCIAL PAPER (4.2%)
AIG Funding, Inc.
3.25%, due 8/9/05                                             $8,000,000      7,992,778
Deutsche Bank Financial LLC
3.28%, due 8/8/05                                              8,000,000      7,993,440
International Business Machines Corp.
3.17%, due 8/2/05                                              3,000,000      2,999,208
Morgan Stanley & Co.
3.31%, due 8/11/05                                             5,115,000      5,109,356
UBS Finance Delaware LLC
3.28%, due 8/1/05                                              7,520,000      7,518,630
                                                                           ------------
Total Commercial Paper
   (Cost $31,613,412)                                                        31,613,412
                                                                           ------------

INVESTMENT COMPANIES (0.6%)

American Beacon Money Market Fund                      (f)     2,011,648      2,011,648
BGI Institutional Money Market Fund                    (f)     2,257,483      2,257,483
Merrimac Cash Series, Premium Class                    (f)       301,747        301,747
                                                                           ------------
Total Investment Companies
   (Cost $4,570,878)                                                          4,570,878
                                                                           ------------

TIME DEPOSITS (0.7%)
Keybank Eurodollar Overnight                           (f)
3.281%, due 8/1/05                                             3,017,473      3,017,473
Svenska Handlesbanken Eurodollar Overnight             (f)
3.29%, due 8/1/05                                              2,011,648      2,011,648
                                                                           ------------
Total Time Deposits
   (Cost $5,029,121)                                                          5,029,121
                                                                           ------------

Total Short-Term Investments
 (Cost $41,213,411)                                                          41,213,411
                                                                           ------------

Total Investments
(Cost $647,277,098)                                    (h)         101.4%   765,083,248(i)

Liabilities in Excess of
Cash and Other Assets                                               (1.4)   (10,325,006)
                                                              ----------   ------------

Net Assets                                                           100%  $754,758,242
                                                              ==========   ============

----------------

+     Percentages indicated are based on Fund net assets.

++    Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(b)   Non-income producing security.

(c)   ADR - American Depositary Receipt.

(d)   Represents security, or a portion thereof, which is out on loan.

(e) Synthetic Convertible - An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)   One Contract relates to 100 shares.

(h)   The cost for federal income tax purposes is $649,626,611.

(i) At July 31, 2005 net unrealized appreciation was $115,456,637, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $122,317,475 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,860,838.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By: /s/ Christopher O. Blunt
    ------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Christopher O. Blunt
    ------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 29, 2005

By: /s/ JEFFREY J. GABOURY
    ----------------------
    JEFFREY J. GABOURY
    Vice President, Treasurer and
    Chief Financial Officer

Date: September 29, 2005